UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL			60187
(Address of principal executive offices)			(Zip code)

Andrew Schlossberg President 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2009 Semi-Annual Report to Shareholders

October 31, 2009

PowerShares Dynamic MagniQuant Portfolio

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares FTSE RAFI US 1000 Portfolio

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

PowerShares NXQ Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Broad Market Portfolios

Schedules of Investments

PowerShares Dynamic MagniQuant Portfolio	5

PowerShares Dynamic Market Portfolio	8

PowerShares Dynamic OTC Portfolio	10

PowerShares FTSE RAFI US 1000 Portfolio	12

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	23

PowerShares NXQ Portfolio	39

Statements of Assets and Liabilities	42

Statements of Operations	44

Statements of Changes in Net Assets	46

Financial Highlights	48

Notes to Financial Statements	51

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PIQ	PowerShares Dynamic MagniQuant Portfolio	10/12/06	768	297	21	1	1	0	0
PWC	PowerShares Dynamic Market Portfolio	05/01/03	1524	765	71	12	2	0	0
PWO	PowerShares Dynamic OTC Portfolio	05/01/03	1524	710	38	16	1	1	0
PRF	PowerShares FTSE RAFI US 1000 Portfolio	12/19/05	964	431	14	5	0	0	1
PRFZ	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	09/20/06	784	309	20	2	0	2	1
PNXQ	PowerShares NXQ Portfolio	04/03/08	399	125	4	0	0	0	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIQ	435	10	3	0	0	0
PWC	660	10	4	0	0	0
PWO	736	18	4	0	0	0
PRF	479	24	8	2	0	0
PRFZ	416	32	2	0	0	0
PNXQ	262	7	1	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic MagniQuant Portfolio Actual	$1,000.00	$1,110.87	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Market Portfolio Actual	$1,000.00	$1,119.89	0.60%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Dynamic OTC Portfolio Actual	$1,000.00	$1,124.76	0.60%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares FTSE RAFI US 1000 Portfolio Actual	$1,000.00	$1,283.40	0.39%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Actual	$1,000.00	$1,300.93	0.39%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	0.39%	$1.99
PowerShares NXQ Portfolio Actual	$1,000.00	$1,205.13	0.70%	$3.89
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

4

Portfolio Composition

PowerShares Dynamic MagniQuant Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	28.1
Consumer Discretionary	16.0
Health Care	12.1
Industrials	11.9
Materials	10.2
Consumer Staples	9.5
Financials	6.7
Energy	2.5
Telecommunication Services	1.9
Utilities	1.1
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.0%
5,665	Aaron's, Inc.	$141,908
3,500	Advance Auto Parts, Inc.	130,410
3,723	Bally Technologies, Inc.*	146,649
8,083	Cheesecake Factory, Inc. (The)*	146,949
2,024	Chipotle Mexican Grill, Inc., Class B*	161,738
15,672	CKE Restaurants, Inc.	137,130
5,254	Cracker Barrel Old Country Store, Inc.	174,170
4,502	Darden Restaurants, Inc.	136,456
6,452	Discovery Communications, Inc., Class C*	154,977
9,083	Dress Barn, Inc.*	163,948
4,919	Family Dollar Stores, Inc.	139,208
19,523	Ford Motor Co.*	136,661
7,571	Gap, Inc. (The)	161,565
11,195	Harte-Hanks, Inc.	131,429
5,441	Home Depot, Inc. (The)	136,515
3,415	Jos. A. Bank Clothiers, Inc.*	139,947
9,420	Maidenform Brands, Inc.*	132,257
2,690	McDonald's Corp.	157,661
4,490	McGraw-Hill Cos., Inc. (The)	129,222
5,745	Men's Wearhouse, Inc. (The)	133,112
3,413	Netflix, Inc.*	182,425
4,091	Omnicom Group, Inc.	140,239
6,351	Papa John's International, Inc.*	142,897
8,333	PetMed Express, Inc.*	130,745
7,423	Rent-A-Center, Inc.*	136,286
3,190	Ross Stores, Inc.	140,392
2,477	Sherwin-Williams Co. (The)	141,288
4,473	Steiner Leisure Ltd.*	165,322
10,047	Tempur-Pedic International, Inc.*	194,610

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,033	Tupperware Brands Corp.	$181,566
3,632	UniFirst Corp.	152,798
5,996	Viacom, Inc., Class B*	165,430
		4,765,910
	Consumer Staples—9.5%
5,749	Alberto-Culver Co.	154,188
16,157	B&G Foods, Inc., Class A	126,186
11,930	Central Garden & Pet Co.*	118,346
13,249	Central Garden & Pet Co., Class A*	125,336
7,313	Coca-Cola Enterprises, Inc.	139,459
7,445	ConAgra Foods, Inc.	156,345
14,375	Del Monte Foods Co.	155,250
3,874	Hershey Co. (The)	146,398
3,417	J & J Snack Foods Corp.	133,844
3,239	Kellogg Co.	166,938
2,520	Kimberly-Clark Corp.	154,123
5,340	Kraft Foods, Inc., Class A	146,957
2,997	Lancaster Colony Corp.	145,594
2,097	Lorillard, Inc.	162,979
8,683	Nu Skin Enterprises, Inc., Class A	197,625
96,121	Rite Aid Corp.*	123,996
5,532	United Natural Foods, Inc.*	133,376
4,078	Universal Corp.	169,604
4,794	Weis Markets, Inc.	169,708
		2,826,252
	Energy—2.5%
13,719	Cal Dive International, Inc.*	105,362
15,389	CVR Energy, Inc.*	161,892
3,095	FMC Technologies, Inc.*	162,797

See Notes to Financial Statements.

5

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,795	Oceaneering International, Inc.*	$142,825
7,763	Pioneer Southwest Energy Partners LP	164,498
		737,374
	Financials—6.7%
26,019	Advance America Cash Advance Centers, Inc.	128,534
5,851	American Financial Group, Inc.	143,935
4,826	American Physicians Capital, Inc.	136,479
4,247	Argo Group International Holdings Ltd. (Bermuda)*	144,228
3,075	Chubb Corp. (The)	149,199
4,027	Commerce Bancshares, Inc.	154,476
917	Goldman Sachs Group, Inc. (The)	156,046
6,259	Investment Technology Group, Inc.*	135,007
5,086	MSCI, Inc., Class A*	154,614
7,035	PHH Corp.*	113,686
8,037	SEI Investments Co.	140,406
3,940	StanCorp Financial Group, Inc.	144,637
8,169	TD Ameritrade Holding Corp.*	157,662
3,102	Transatlantic Holdings, Inc.	156,651
		2,015,560
	Health Care—12.1%
2,740	Allergan, Inc.	154,125
7,118	AmerisourceBergen Corp.	157,664
7,283	AmSurg Corp.*	153,453
6,844	Bristol-Myers Squibb Co.	149,199
3,438	Chemed Corp.	155,810
3,380	Emergency Medical Services Corp., Class A*	162,308
5,184	Forest Laboratories, Inc.*	143,441
21,620	Health Management Associates, Inc., Class A*	131,882
3,816	Hospira, Inc.*	170,346
2,503	Johnson & Johnson	147,802
4,537	Kinetic Concepts, Inc.*	150,583
2,142	Laboratory Corp. of America Holdings*	147,562
2,684	McKesson Corp.	157,631
2,703	Medco Health Solutions, Inc.*	151,692
2,897	MEDNAX, Inc.*	150,412
1,704	Mettler-Toledo International, Inc.*	166,140
2,256	Millipore Corp.*	151,175
11,459	Odyssey HealthCare, Inc.*	159,739
3,405	Owens & Minor, Inc.	139,231
2,753	Quest Diagnostics, Inc.	153,975
7,155	RehabCare Group, Inc.*	134,156
5,648	Sirona Dental Systems, Inc.*	151,988
5,355	UnitedHealth Group, Inc.	138,962
2,561	Universal Health Services, Inc., Class B	142,520
		3,621,796
	Industrials—11.9%
2,097	3M Co.	154,276
3,902	A.O. Smith Corp.	154,636

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,936	Alliant Techsystems, Inc.*	$150,582
6,416	Applied Signal Technology, Inc.	131,464
4,189	AZZ, Inc.*	143,515
4,544	Carlisle Cos., Inc.	141,046
7,649	Chart Industries, Inc.*	151,221
4,228	Cubic Corp.	146,754
8,841	Deluxe Corp.	125,808
8,735	DynCorp International, Inc., Class A*	148,495
7,188	EnerSys*	158,855
5,941	Exponent, Inc.*	154,525
2,709	Goodrich Corp.	147,234
3,796	Hubbell, Inc., Class B	161,444
3,570	Illinois Tool Works, Inc.	163,934
8,830	Interline Brands, Inc.*	128,918
2,969	ITT Corp.	150,528
6,409	KBR, Inc.	131,192
2,014	Lockheed Martin Corp.	138,543
4,432	Michael Baker Corp.*	158,222
4,993	Pall Corp.	158,478
3,965	Powell Industries, Inc.*	145,833
3,181	Raytheon Co.	144,036
3,264	United Stationers, Inc.*	153,865
		3,543,404
	Information Technology—28.1%
34,376	3Com Corp.*	176,693
18,226	Acme Packet, Inc.*	178,433
6,660	ADTRAN, Inc.	153,446
4,273	Amphenol Corp., Class A	171,433
887	Apple, Inc.*	167,200
12,778	AVX Corp.	144,647
4,276	BMC Software, Inc.*	158,896
7,325	Broadridge Financial Solutions, Inc.	152,433
6,677	CA, Inc.	139,683
4,279	Cognizant Technology Solutions Corp., Class A*	165,383
3,038	Computer Sciences Corp.*	154,057
20,616	Compuware Corp.*	145,549
9,514	Corning, Inc.	139,000
9,724	CSG Systems International, Inc.*	158,890
9,378	EMC Corp.*	154,456
6,471	Fair Isaac Corp.	131,555
3,057	Fiserv, Inc.*	140,225
20,931	Global Cash Access Holdings, Inc.*	132,493
4,183	Hewitt Associates, Inc., Class A*	148,580
10,210	i2 Technologies, Inc.*	160,705
8,324	Informatica Corp.*	176,719
1,276	International Business Machines Corp.	153,898
6,836	j2 Global Communications, Inc.*	139,796
7,700	JDA Software Group, Inc.*	152,768
4,306	Lender Processing Services, Inc.	171,379

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic MagniQuant Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,834	ManTech International Corp., Class A*	$124,299
21,315	ModusLink Global Solutions, Inc.*	175,209
5,415	Multi-Fineline Electronix, Inc.*	147,559
34,454	Novell, Inc.*	140,917
6,810	Oracle Corp.	143,691
8,919	Perot Systems Corp., Class A*	267,035
5,818	Plexus Corp.*	147,195
6,666	Progress Software Corp.*	153,985
9,152	Quest Software, Inc.*	153,479
13,858	Radiant Systems, Inc.*	136,363
6,590	Red Hat, Inc.*	170,088
30,243	RF Micro Devices, Inc.*	120,367
8,171	SAIC, Inc.*	144,708
8,260	Semtech Corp.*	127,782
19,753	SonicWALL, Inc.*	156,839
12,746	SuccessFactors, Inc.*	194,886
4,308	Sybase, Inc.*	170,424
4,974	SYNNEX Corp.*	127,981
7,026	Synopsys, Inc.*	154,572
3,737	Syntel, Inc.	133,897
3,870	Tech Data Corp.*	148,724
8,718	TeleTech Holdings, Inc.*	155,965
23,543	Tellabs, Inc.*	141,729
5,579	Teradata Corp.*	155,543
6,044	Texas Instruments, Inc.	141,732
16,843	TIBCO Software, Inc.*	147,376
8,531	Volterra Semiconductor Corp.*	118,154
4,393	Western Digital Corp.*	147,956
8,048	Western Union Co. (The)	146,232
4,782	Wright Express Corp.*	133,466
		8,396,470
	Materials—10.2%
4,655	Albemarle Corp.	147,005
4,340	AptarGroup, Inc.	153,245
6,017	Balchem Corp.	166,009
3,099	Ball Corp.	152,874
5,673	Bemis Co., Inc.	146,534
9,594	Bway Holding Co.*	170,485
3,588	Ecolab, Inc.	157,728
7,504	H.B. Fuller Co.	143,401
4,176	International Flavors & Fragrances, Inc.	159,064
9,535	LSB Industries, Inc.*	118,234
1,800	NewMarket Corp.	168,300
7,383	Packaging Corp. of America	134,961
6,028	Pactiv Corp.*	139,187
2,910	Rock-Tenn Co., Class A	127,458
2,946	Sigma-Aldrich Corp.	152,986
3,058	Silgan Holdings, Inc.	164,367
5,781	Sonoco Products Co.	154,642
2,840	Stepan Co.	162,562

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,602	Valspar Corp. (The)	$142,123
8,733	W.R. Grace & Co.*	191,165
		3,052,330
	Telecommunication Services—1.9%
5,739	AT&T, Inc.	147,320
3,231	Atlantic Tele-Network, Inc.	148,109
4,658	CenturyTel, Inc.	151,198
11,573	USA Mobility, Inc.*	126,146
		572,773
	Utilities—1.1%
4,324	Amerigas Partners LP	158,950
3,721	Suburban Propane Partners LP	160,078
		319,028
	Total Common Stocks and Other Equity Interests (Cost $27,950,030)	29,850,897
	Money Market Fund—0.1%
37,330	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $37,330)	37,330
	Total Investments (Cost $27,987,360)—100.1%	29,888,227
	Liabilities in excess of other assets—(0.1%)	(31,822)
	Net Assets—100.0%	$29,856,405

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Market Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	17.9
Financials	14.3
Health Care	12.7
Energy	11.2
Consumer Staples	11.0
Consumer Discretionary	11.0
Industrials	10.3
Utilities	4.6
Materials	4.2
Telecommunication Services	2.8
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Market Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.0%
33,760	Aaron's, Inc.	$845,688
48,171	Cheesecake Factory, Inc. (The)*	875,749
29,314	Family Dollar Stores, Inc.	829,586
678,692	Ford Motor Co.*	4,750,844
263,236	Gap, Inc. (The)	5,617,456
20,282	Jos. A. Bank Clothiers, Inc.*	831,156
56,141	Maidenform Brands, Inc.*	788,220
156,091	McGraw-Hill Cos., Inc. (The)	4,492,299
20,338	Netflix, Inc.*	1,087,066
142,212	Omnicom Group, Inc.	4,875,027
37,852	Papa John's International, Inc.*	851,670
44,237	Rent-A-Center, Inc.*	812,191
24,034	Tupperware Brands Corp.	1,082,011
21,651	UniFirst Corp.	910,858
		28,649,821
	Consumer Staples—11.0%
70,070	Coca-Cola Enterprises, Inc.	1,336,235
137,809	Del Monte Foods Co.	1,488,337
37,149	Hershey Co. (The)	1,403,861
32,757	J & J Snack Foods Corp.	1,283,092
169,491	Kimberly-Clark Corp.	10,366,070
357,405	Kraft Foods, Inc., Class A	9,835,786
83,256	Nu Skin Enterprises, Inc., Class A	1,894,906
921,643	Rite Aid Corp.*	1,188,919
		28,797,206
	Energy—11.2%
191,691	Cal Dive International, Inc.*	1,472,187
215,386	CVR Energy, Inc.*	2,265,861
43,323	FMC Technologies, Inc.*	2,278,790

Number of Shares		Value
	Common Stocks (Continued)
39,004	Oceaneering International, Inc.*	$1,993,104
171,552	Schlumberger Ltd.	10,670,535
252,313	XTO Energy, Inc.	10,486,128
		29,166,605
	Financials—14.3%
84,728	ACE Ltd.	4,351,630
163,967	Advance America Cash Advance Centers, Inc.	809,997
36,818	American Financial Group, Inc.	905,723
30,432	American Physicians Capital, Inc.	860,617
26,767	Argo Group International Holdings Ltd. (Bermuda)*	909,007
47,718	Brown & Brown, Inc.	876,580
90,443	Chubb Corp. (The)	4,388,294
57,185	CNA Surety Corp.*	826,895
25,382	Commerce Bancshares, Inc.	973,654
311,882	Discover Financial Services	4,410,012
26,991	Goldman Sachs Group, Inc. (The)	4,593,058
39,346	Investment Technology Group, Inc.*	848,693
44,337	PHH Corp.*	716,486
266,711	Progressive Corp. (The)*	4,267,376
50,802	SEI Investments Co.	887,511
24,823	StanCorp Financial Group, Inc.	911,252
239,897	TD Ameritrade Holding Corp.*	4,630,012
19,548	Transatlantic Holdings, Inc.	987,174
		37,153,971
	Health Care—12.7%
273,637	AmerisourceBergen Corp.	6,061,060
43,632	AmSurg Corp.*	919,326

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Market Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
20,248	Emergency Medical Services Corp., Class A*	$972,309
129,521	Health Management Associates, Inc., Class A*	790,078
146,676	Hospira, Inc.*	6,547,617
27,182	Kinetic Concepts, Inc.*	902,171
103,185	McKesson Corp.	6,060,055
10,208	Mettler-Toledo International, Inc.*	995,280
13,534	Millipore Corp.*	906,913
68,647	Odyssey HealthCare, Inc.*	956,939
42,868	RehabCare Group, Inc.*	803,775
33,835	Sirona Dental Systems, Inc.*	910,500
205,858	UnitedHealth Group, Inc.	5,342,015
15,340	Universal Health Services, Inc., Class B	853,671
		33,021,709
	Industrials—10.3%
88,986	3M Co.	6,546,700
26,592	A.O. Smith Corp.	1,053,841
30,970	Carlisle Cos., Inc.	961,309
52,130	Chart Industries, Inc.*	1,030,610
28,819	Cubic Corp.	1,000,307
60,255	Deluxe Corp.	857,428
59,453	DynCorp International, Inc., Class A*	1,010,701
125,931	ITT Corp.	6,384,702
85,387	Lockheed Martin Corp.	5,873,772
30,206	Michael Baker Corp.*	1,078,354
27,024	Powell Industries, Inc.*	993,943
		26,791,667
	Information Technology—17.9%
294,439	3Com Corp.*	1,513,416
109,447	AVX Corp.	1,238,940
62,746	Broadridge Financial Solutions, Inc.	1,305,744
83,285	CSG Systems International, Inc.*	1,360,877
134,837	Fiserv, Inc.*	6,184,973
87,456	i2 Technologies, Inc.*	1,376,557
71,295	Informatica Corp.*	1,513,593
56,126	International Business Machines Corp.	6,769,357
299,426	Oracle Corp.	6,317,889
42,602	SYNNEX Corp.*	1,096,150
32,009	Syntel, Inc.	1,146,883
74,671	TeleTech Holdings, Inc.*	1,335,864
245,297	Teradata Corp.*	6,838,880
73,069	Volterra Semiconductor Corp.*	1,012,006
193,168	Western Digital Corp.*	6,505,898
40,955	Wright Express Corp.*	1,143,054
		46,660,081
	Materials—4.2%
156,498	Ball Corp.	7,720,046
40,981	Bemis Co., Inc.	1,058,539

Number of Shares		Value
	Common Stocks (Continued)
69,301	Bway Holding Co.*	$1,231,479
43,466	Pactiv Corp.*	1,003,630
		11,013,694
	Telecommunication Services—2.8%
103,354	AT&T, Inc.	2,653,097
16,559	Atlantic Tele-Network, Inc.	759,065
23,888	CenturyTel, Inc.	775,404
59,354	USA Mobility, Inc.*	646,959
87,326	Verizon Communications, Inc.	2,583,976
		7,418,501
	Utilities—4.6%
43,424	Energen Corp.	1,905,445
273,369	Public Service Enterprise Group, Inc.	8,146,396
46,287	Suburban Propane Partners LP	1,991,267
		12,043,108
	Total Common Stocks (Cost $250,097,911)	260,716,363
	Money Market Fund—0.0%
85,364	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $85,364)	85,364
	Total Investments (Cost $250,183,275)—100.0%	260,801,727
	Liabilities in excess of other assets—(0.0%)	(94,930)
	Net Assets—100.0%	$260,706,797

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic OTC Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	54.5
Consumer Discretionary	16.5
Health Care	11.6
Financials	7.8
Industrials	5.2
Consumer Staples	2.1
Telecommunication Services	1.1
Materials	0.7
Energy	0.5
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic OTC Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—16.5%
7,489	Ambassadors Group, Inc.	$95,185
17,248	Apollo Group, Inc., Class A*	984,861
31,375	Bed Bath & Beyond, Inc.*	1,104,714
15,955	Big 5 Sporting Goods Corp.	235,336
13,374	Cheesecake Factory, Inc. (The)*	243,139
78,417	Comcast Corp., Class A	1,099,406
17,485	Dorman Products, Inc.*	255,631
15,051	Dress Barn, Inc.*	271,671
5,631	Jos. A. Bank Clothiers, Inc.*	230,758
5,646	Netflix, Inc.*	301,779
10,509	Papa John's International, Inc.*	236,453
12,283	Rent-A-Center, Inc.*	225,516
24,719	Ross Stores, Inc.	1,087,883
		6,372,332
	Consumer Staples—2.1%
16,347	Hansen Natural Corp.*	590,944
5,205	J & J Snack Foods Corp.	203,880
		794,824
	Energy—0.5%
6,052	Global Industries Ltd.*	44,119
6,406	Linn Energy LLC	156,947
		201,066
	Financials—7.8%
3,025	American Physicians Capital, Inc.	85,547
5,519	AMERISAFE, Inc.*	102,322
2,661	Argo Group International Holdings Ltd. (Bermuda)*	90,368
14,719	Commerce Bancshares, Inc.	564,621

Number of Shares		Value
	Common Stocks (Continued)
5,496	Dollar Financial Corp.*	$103,160
5,124	eHealth, Inc.*	72,914
6,340	Encore Capital Group, Inc.*	94,910
4,968	First Cash Financial Services, Inc.*	85,350
13,279	GFI Group, Inc.	68,387
28,025	Knight Capital Group, Inc., Class A*	472,221
10,090	Provident New York Bancorp	86,068
29,462	SEI Investments Co.	514,701
29,812	TD Ameritrade Holding Corp.*	575,372
13,113	TradeStation Group, Inc.*	101,232
		3,017,173
	Health Care—11.6%
5,316	Air Methods Corp.*	162,351
8,893	AmSurg Corp.*	187,376
1,335	Atrion Corp.	158,077
18,631	Bruker Corp.*	201,960
6,115	Corvel Corp.*	174,278
18,392	Henry Schein, Inc.*	971,649
36,854	Lincare Holdings, Inc.*	1,157,584
4,815	MWI Veterinary Supply, Inc.*	170,451
13,991	Odyssey HealthCare, Inc.*	195,035
6,896	Sirona Dental Systems, Inc.*	185,571
38,977	VCA Antech, Inc.*	928,432
		4,492,764
	Industrials—5.2%
6,945	Advisory Board Co. (The)*	171,125
21,814	APAC Customer Services, Inc.*	140,700
6,069	Chart Industries, Inc.*	119,984
19,597	Copart, Inc.*	630,435
4,715	Exponent, Inc.*	122,637

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic OTC Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
3,146	Powell Industries, Inc.*	$115,710
15,111	United Stationers, Inc.*	712,333
		2,012,924
	Information Technology—54.5%
41,929	3Com Corp.*	215,515
22,230	Acme Packet, Inc.*	217,632
31,681	Actuate Corp.*	158,722
8,101	ADTRAN, Inc.	186,647
7,156	Apple, Inc.*	1,348,906
15,390	Bottomline Technologies, Inc.*	225,925
53,845	CA, Inc.	1,126,437
34,502	Cognizant Technology Solutions Corp., Class A*	1,333,502
25,146	Compuware Corp.*	177,531
11,859	CSG Systems International, Inc.*	193,776
5,197	Digital River, Inc.*	118,648
54,180	eBay, Inc.*	1,206,589
34,639	F5 Networks, Inc.*	1,554,945
24,728	Fiserv, Inc.*	1,134,273
2,618	Google, Inc., Class A*	1,403,562
12,453	i2 Technologies, Inc.*	196,010
10,152	Informatica Corp.*	215,527
10,645	Interactive Intelligence, Inc.*	178,517
8,313	j2 Global Communications, Inc.*	170,001
9,391	JDA Software Group, Inc.*	186,317
73,923	Lattice Semiconductor Corp.*	141,193
3,450	ManTech International Corp., Class A*	151,317
18,099	Mercury Computer Systems, Inc.*	193,659
42,180	MICROS Systems, Inc.*	1,135,486
25,998	ModusLink Global Solutions, Inc.*	213,704
6,604	Multi-Fineline Electronix, Inc.*	179,959
24,187	NIC, Inc.	211,878
42,025	Novell, Inc.*	171,882
3,394	NVE Corp.*	126,936
54,914	Oracle Corp.	1,158,685
7,096	Plexus Corp.*	179,529
8,130	Progress Software Corp.*	187,803
11,162	Quest Software, Inc.*	187,187
16,902	Radiant Systems, Inc.*	166,316
10,075	Semtech Corp.*	155,860
24,092	SonicWALL, Inc.*	191,291
15,546	SuccessFactors, Inc.*	237,698
56,653	Synopsys, Inc.*	1,246,366
4,558	Syntel, Inc.	163,313
4,719	Tech Data Corp.*	181,351
10,633	TeleTech Holdings, Inc.*	190,224
189,844	Tellabs, Inc.*	1,142,861
20,543	TIBCO Software, Inc.*	179,751
18,135	Virtusa Corp.*	162,852
10,405	Volterra Semiconductor Corp.*	144,109
53,726	Xilinx, Inc.	1,168,541
		21,118,733

Number of Shares		Value
	Common Stocks (Continued)
	Materials—0.7%
4,838	Silgan Holdings, Inc.	$260,042
	Telecommunication Services—1.1%
2,622	Atlantic Tele-Network, Inc.	120,192
12,016	NII Holdings, Inc.*	323,591
		443,783
	Total Common Stocks (Cost $35,629,441)	38,713,641
	Money Market Fund—0.1%
50,522	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,522)	50,522
	Total Investments (Cost $35,679,963)—100.1%	38,764,163
	Liabilities in excess of other assets—(0.1%)	(48,861)
	Net Assets—100.0%	$38,715,302

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares FTSE RAFI US 1000 Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Financials	34.2
Consumer Discretionary	14.1
Industrials	11.3
Information Technology	9.3
Energy	7.5
Consumer Staples	6.7
Health Care	6.4
Materials	4.7
Utilities	3.3
Telecommunication Services	2.4
Money Market Fund	0.1
Other	0.0

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—14.1%
3,971	Abercrombie & Fitch Co., Class A	$130,328
989	Advance Auto Parts, Inc.	36,850
2,473	Amazon.com, Inc.*	293,817
47,429	American Axle & Manufacturing Holdings, Inc.	284,100
5,443	American Eagle Outfitters, Inc.	95,198
7,916	AnnTaylor Stores Corp.*	102,671
921	Apollo Group, Inc., Class A*	52,589
137,318	ArvinMeritor, Inc.	1,072,454
21,825	Asbury Automotive Group, Inc.*	212,576
8,707	Autoliv, Inc.	292,381
17,430	AutoNation, Inc.*	300,493
575	AutoZone, Inc.*	77,803
3,542	Barnes & Noble, Inc.	58,833
112,343	Beazer Homes USA, Inc.*	493,186
7,438	Bed Bath & Beyond, Inc.*	261,892
70,724	Belo Corp., Class A	332,403
15,383	Best Buy Co., Inc.	587,323
4,718	Big Lots, Inc.*	118,186
5,067	Black & Decker Corp. (The)	239,264
114,918	Blockbuster, Inc., Class A*	95,382
93,759	Borders Group, Inc.*	181,892
5,393	BorgWarner, Inc.	163,516
10,983	Boyd Gaming Corp.*	80,835
6,543	Brinker International, Inc.	82,704
27,512	Brunswick Corp.	260,814
2,580	Burger King Holdings, Inc.	44,273
3,780	Cabela's, Inc.*	47,515
5,422	Cablevision Systems Corp., Class A	124,489

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,122	Career Education Corp.*	$44,222
11,158	CarMax, Inc.*	219,478
26,400	Carnival Corp.*	768,768
159,610	CBS Corp., Class B	1,878,610
6,714	Central European Media Enterprises Ltd., Class A (Bermuda)*	168,790
75,470	Charming Shoppes, Inc.*	341,879
10,232	Chico's FAS, Inc.*	122,272
1,817	Cinemark Holdings, Inc.	21,059
32,220	Clear Channel Outdoor Holdings, Inc., Class A*	219,740
6,991	Coach, Inc.	230,493
5,198	Collective Brands, Inc.*	96,423
111,628	Comcast Corp., Class A	1,603,895
9,675	Cooper Tire & Rubber Co.	147,641
2,691	Core-Mark Holding Co., Inc.*	73,653
25,965	D.R. Horton, Inc.	284,576
3,966	Darden Restaurants, Inc.	120,209
3,593	Dick's Sporting Goods, Inc.*	81,525
31,838	Dillard's, Inc., Class A	433,634
12,524	DIRECTV Group, Inc. (The)*	329,381
2,867	Discovery Communications, Inc., Class A*	78,843
3,008	Discovery Communications, Inc., Class C*	72,252
18,875	DISH Network Corp., Class A*	328,425
2,109	Dollar Tree, Inc.*	95,179
8,111	Domino's Pizza, Inc.*	59,535
61,138	E.W. Scripps Co., Class A*	388,838
62,236	Eastman Kodak Co.	233,385
154,059	Emmis Communications Corp., Class A*	158,681
15,366	Exide Technologies*	94,040

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,324	Expedia, Inc.*	$415,405
3,823	Family Dollar Stores, Inc.	108,191
6,687	Federal Mogul Corp.*	74,560
12,877	Foot Locker, Inc.	134,951
1,345,494	Ford Motor Co.*	9,418,458
9,771	Fortune Brands, Inc.	380,580
30,781	Furniture Brands International, Inc.	130,819
3,442	GameStop Corp., Class A*	83,606
105,668	Gannett Co., Inc.	1,037,660
21,583	Gap, Inc. (The)	460,581
3,720	Garmin Ltd.	112,567
6,982	Genuine Parts Co.	244,300
71,746	Goodyear Tire & Rubber Co. (The)*	924,088
5,737	Group 1 Automotive, Inc.	145,835
6,662	H&R Block, Inc.	122,181
11,722	Hanesbrands, Inc.*	253,430
19,086	Harley-Davidson, Inc.	475,623
7,051	Harman International Industries, Inc.	265,188
3,564	Hasbro, Inc.	97,190
70,914	Home Depot, Inc. (The)	1,779,232
71,212	Hovnanian Enterprises, Inc., Class A*	278,439
22,049	HSN, Inc.*	329,412
864	Interactive Data Corp.	22,723
12,661	International Game Technology	225,872
32,535	Interpublic Group of Cos., Inc.*	195,861
23,050	J.C. Penney Co., Inc.	763,647
2,669	Jack in the Box, Inc.*	50,070
7,944	Jarden Corp.*	217,586
45,222	Johnson Controls, Inc.	1,081,710
35,532	Jones Apparel Group, Inc.	635,667
10,823	KB Home	153,470
9,928	Kohl's Corp.*	568,080
16,181	Lamar Advertising Co., Class A*	393,198
22,119	Las Vegas Sands Corp.*	333,776
10,164	Leggett & Platt, Inc.	196,470
25,699	Lennar Corp., Class A	323,807
11,482	Liberty Global, Inc., Series C*	236,300
11,045	Liberty Global, Inc., Class A*	226,754
41,596	Liberty Media Corp. - Capital, Series A*	860,621
98,395	Liberty Media Corp. - Interactive, Class A*	1,115,799
29,371	Limited Brands, Inc.	516,930
17,345	Live Nation, Inc.*	115,518
27,437	Liz Claiborne, Inc.	157,488
51,277	Lowe's Cos., Inc.	1,003,491
57,697	Macy's, Inc.	1,013,736
11,799	Marriott International, Inc., Class A	295,683
13,628	Mattel, Inc.	257,978
86,811	McClatchy Co. (The), Class A	244,807
13,530	McDonald's Corp.	792,993
10,026	McGraw-Hill Cos., Inc. (The)	288,548
2,366	MDC Holdings, Inc.	77,179

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,516	Meredith Corp.	$68,083
59,019	MGM MIRAGE*	547,106
8,832	Mohawk Industries, Inc.*	378,275
17,441	New York Times Co. (The), Class A	139,005
23,387	Newell Rubbermaid, Inc.	339,345
110,569	News Corp., Class A	1,273,755
27,342	News Corp., Class B	371,851
7,058	NIKE, Inc., Class B	438,866
10,277	Nordstrom, Inc.	326,603
380	NVR, Inc.*	251,663
233,846	Office Depot, Inc.*	1,414,768
35,051	OfficeMax, Inc.*	400,633
10,513	Omnicom Group, Inc.	360,386
2,327	O'Reilly Automotive, Inc.*	86,751
3,289	Penn National Gaming, Inc.*	82,653
10,432	Penske Automotive Group, Inc.	163,365
3,354	PetSmart, Inc.	78,920
2,664	Polo Ralph Lauren Corp.	198,255
40,569	Pulte Homes, Inc.	365,527
35,883	Quiksilver, Inc.*	71,407
10,589	RadioShack Corp.	178,848
20,365	RCN Corp.*	169,844
15,243	Regal Entertainment Group, Class A	192,214
4,867	Regis Corp.	79,040
5,381	Rent-A-Center, Inc.*	98,795
2,649	Ross Stores, Inc.	116,583
15,201	Royal Caribbean Cruises Ltd.	307,516
3,909	Ryland Group, Inc.	72,512
58,265	Saks, Inc.*	326,867
3,390	Scholastic Corp.	84,309
3,060	Scripps Networks Interactive, Inc., Class A	115,546
13,284	Sears Holdings Corp.*	901,452
17,444	Service Corp. International	119,840
2,638	Sherwin-Williams Co. (The)	150,472
87,558	Sonic Automotive, Inc., Class A*	782,769
53,467	Standard Pacific Corp.*	160,401
19,098	Staples, Inc.	414,427
21,092	Starbucks Corp.*	400,326
13,220	Starwood Hotels & Resorts Worldwide, Inc.	384,173
32,656	Target Corp.	1,581,530
57,504	Tenneco, Inc.*	783,204
3,510	Thor Industries, Inc.*	92,032
12,440	Ticketmaster Entertainment, Inc.*	120,046
3,931	Tiffany & Co.	154,449
16,776	Time Warner Cable, Inc.	661,645
79,602	Time Warner, Inc.	2,397,612
10,823	TJX Cos., Inc. (The)	404,239
6,996	Toll Brothers, Inc.*	121,171
1,541	Tractor Supply Co.*	68,883
25,696	TravelCenters of America LLC*	145,696
84,963	TRW Automotive Holdings Corp.*	1,329,671

See Notes to Financial Statements.

13

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,383	VF Corp.	$240,328
24,835	Viacom, Inc., Class B*	685,198
38,953	Virgin Media, Inc.	544,173
4,013	WABCO Holdings, Inc.	95,188
64,941	Walt Disney Co. (The)	1,777,435
17,335	Warner Music Group Corp.*	99,850
100	Washington Post Co. (The), Class B	43,200
11,634	Whirlpool Corp.	832,878
8,469	Williams-Sonoma, Inc.	159,048
30,232	Wyndham Worldwide Corp.	515,456
1,901	Wynn Resorts Ltd.*	103,072
7,759	Yum! Brands, Inc.	255,659
34,836	Zale Corp.*	164,774
		70,246,839
	Consumer Staples—6.7%
1,925	Alberto-Culver Co.	51,629
152,913	Altria Group, Inc.	2,769,254
25,565	Archer-Daniels-Midland Co.	770,018
10,833	Avon Products, Inc.	347,198
14,495	Bare Escentuals, Inc.*	183,072
3,645	BJ's Wholesale Club, Inc.*	127,684
2,257	Brown-Forman Corp., Class B	110,164
8,236	Bunge Ltd.	469,946
5,685	Campbell Soup Co.	180,499
2,301	Casey's General Stores, Inc.	72,551
10,347	Chiquita Brands International, Inc.	167,518
878	Church & Dwight Co., Inc.	49,941
2,874	Clorox Co. (The)	170,227
34,054	Coca-Cola Co. (The)	1,815,419
23,056	Coca-Cola Enterprises, Inc.	439,678
5,944	Colgate-Palmolive Co.	467,377
21,772	ConAgra Foods, Inc.	457,212
10,795	Constellation Brands, Inc., Class A*	170,777
3,065	Corn Products International, Inc.	86,372
12,123	Cosan Ltd., Class A (Brazil)*	80,739
17,105	Costco Wholesale Corp.	972,419
34,889	CVS Caremark Corp.	1,231,582
32,590	Dean Foods Co.*	594,116
10,051	Del Monte Foods Co.	108,551
14,794	Dr Pepper Snapple Group, Inc.*	403,285
2,555	Energizer Holdings, Inc.*	155,523
6,003	Estee Lauder Cos., Inc. (The), Class A	255,128
2,344	Fresh Del Monte Produce, Inc.*	50,888
7,322	General Mills, Inc.	482,666
18,912	Great Atlantic & Pacific Tea Co., Inc. (The)*	187,418
8,063	H.J. Heinz Co.	324,455
4,122	Hershey Co. (The)	155,770
2,756	Hormel Foods Corp.	100,484
1,844	J.M. Smucker Co. (The)	97,234
5,945	Kellogg Co.	306,405

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,348	Kimberly-Clark Corp.	$632,884
53,035	Kraft Foods, Inc., Class A	1,459,523
35,746	Kroger Co. (The)	826,805
5,311	Lorillard, Inc.	412,771
2,533	McCormick & Co., Inc.	88,680
5,299	Molson Coors Brewing Co., Class B	259,492
1,265	Nash Finch Co.	36,660
2,736	NBTY, Inc.*	99,618
4,122	Pantry, Inc. (The)*	58,161
8,773	Pepsi Bottling Group, Inc. (The)	328,461
3,983	PepsiAmericas, Inc.	116,463
24,322	PepsiCo, Inc.	1,472,697
29,531	Philip Morris International, Inc.	1,398,588
58,761	Procter & Gamble Co. (The)	3,408,138
1,054	Ralcorp Holdings, Inc.*	56,600
8,357	Reynolds American, Inc.	405,147
1,857	Ruddick Corp.	49,619
26,810	Safeway, Inc.	598,667
42,830	Sara Lee Corp.	483,551
25,507	Smithfield Foods, Inc.*	340,263
24,074	SUPERVALU, Inc.	382,054
21,946	Sysco Corp.	580,472
38,622	Tyson Foods, Inc., Class A	483,547
1,761	Universal Corp.	73,240
31,133	Walgreen Co.	1,177,761
73,231	Wal-Mart Stores, Inc.	3,638,116
9,357	Whole Foods Market, Inc.*	299,985
10,382	Winn-Dixie Stores, Inc.*	115,136
		33,696,298
	Energy—7.5%
1,483	Alon USA Energy, Inc.	12,457
5,288	Alpha Natural Resources, Inc.*	179,633
15,821	Anadarko Petroleum Corp.	963,974
8,608	Apache Corp.	810,185
4,565	Arch Coal, Inc.	98,878
9,680	Baker Hughes, Inc.	407,238
13,780	BJ Services Co.	264,576
4,359	Cameron International Corp.*	161,152
21,688	Chesapeake Energy Corp.	531,356
70,801	Chevron Corp.	5,419,109
4,274	Cimarex Energy Co.	167,370
453	CNX Gas Corp.*	12,621
9,046	Complete Production Services, Inc.*	86,208
82,091	ConocoPhillips	4,119,326
3,175	CONSOL Energy, Inc.	135,922
820	Continental Resources, Inc.*	30,512
4,034	CVR Energy, Inc.*	42,438
2,030	Delek US Holdings, Inc.	13,702
4,525	Denbury Resources, Inc.*	66,065
15,482	Devon Energy Corp.	1,001,840

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,096	Diamond Offshore Drilling, Inc.	$104,394
32,414	El Paso Corp.	317,981
3,961	ENSCO International, Inc.	181,374
4,354	EOG Resources, Inc.	355,548
6,156	Exterran Holdings, Inc.*	125,767
109,551	Exxon Mobil Corp.	7,851,520
2,656	FMC Technologies, Inc.*	139,706
7,335	Forest Oil Corp.*	143,766
3,976	Frontier Oil Corp.	55,107
8,808	General Maritime Corp.	60,687
27,438	Halliburton Co.	801,464
22,323	Helix Energy Solutions Group, Inc.*	306,495
2,861	Helmerich & Payne, Inc.	108,775
32,480	Hercules Offshore, Inc.*	166,622
8,352	Hess Corp.	457,188
1,598	Holly Corp.	46,358
19,851	Key Energy Services, Inc.*	145,111
3,620	Linn Energy LLC	88,690
41,281	Marathon Oil Corp.	1,319,754
6,738	Mariner Energy, Inc.*	85,842
3,837	Massey Energy Co.	111,618
5,651	Murphy Oil Corp.	345,502
18,603	Nabors Industries Ltd. (Bermuda)*	387,500
8,195	National Oilwell Varco, Inc.*	335,913
7,439	Newfield Exploration Co.*	305,148
6,272	Noble Corp. (Switzerland)	255,521
3,217	Noble Energy, Inc.	211,132
11,606	Occidental Petroleum Corp.	880,663
1,465	Oil States International, Inc.*	50,455
2,161	Overseas Shipholding Group, Inc.	84,819
8,986	Patterson-UTI Energy, Inc.	140,002
5,215	Peabody Energy Corp.	206,462
3,456	Petrohawk Energy Corp.*	81,285
20,249	Pioneer Drilling Co.*	135,466
6,515	Pioneer Natural Resources Co.	267,832
6,594	Plains Exploration & Production Co.*	174,741
6,550	Pride International, Inc.*	193,618
1,195	Range Resources Corp.	59,810
5,659	Rowan Cos., Inc.	131,572
5,516	SandRidge Energy, Inc.*	56,429
19,399	Schlumberger Ltd.	1,206,618
924	SEACOR Holdings, Inc.*	75,093
450	Seahawk Drilling, Inc.*	12,150
5,346	Ship Finance International Ltd. (Bermuda)	60,784
8,317	Smith International, Inc.	230,630
5,135	Southern Union Co.	100,492
2,020	Southwestern Energy Co.*	88,032
27,025	Spectra Energy Corp.	516,718
14,823	Stone Energy Corp.*	227,237
10,804	Sunoco, Inc.	332,763
2,710	Superior Energy Services, Inc.*	58,563

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,610	Teekay Corp. (Bahamas)	$95,657
14,644	Tesoro Corp.	207,066
1,590	Tidewater, Inc.	66,255
2,757	Unit Corp.*	107,744
9,063	USEC, Inc.*	34,983
55,547	Valero Energy Corp.	1,005,401
2,568	W&T Offshore, Inc.	29,917
15,625	Weatherford International Ltd. (Switzerland)*	273,906
3,967	Western Refining, Inc.*	22,255
2,175	Whiting Petroleum Corp.*	122,670
26,769	Williams Cos., Inc. (The)	504,596
2,654	World Fuel Services Corp.	134,956
8,146	XTO Energy, Inc.	338,548
		37,655,233
	Financials—34.2%
1,493	Affiliated Managers Group, Inc.*	94,791
22,021	Aflac, Inc.	913,651
1,244	Alexandria Real Estate Equities, Inc. REIT	67,388
205	Alleghany Corp.*	51,250
122,048	Allied Capital Corp.	380,790
2,530	Allied World Assurance Co. Holdings Ltd. (Bermuda)	113,243
46,518	Allstate Corp. (The)	1,375,537
9,439	AMB Property Corp. REIT*	207,469
186,050	American Capital Ltd.	498,614
75,742	American Express Co.	2,638,851
3,765	American Financial Group, Inc.	92,619
87,585	American International Group, Inc.*	2,944,608
863	American National Insurance Co.	72,052
15,209	AmeriCredit Corp.*	268,439
5,563	Ameriprise Financial, Inc.	192,869
9,673	Annaly Capital Management, Inc. REIT	163,570
6,367	Aon Corp.	245,193
20,806	Apartment Investment & Management Co., Class A REIT	256,954
16,652	Apollo Investment Corp.	149,868
1,742	Arch Capital Group Ltd.*	117,359
3,529	Arthur J. Gallagher & Co.	78,732
3,267	Aspen Insurance Holdings Ltd. (Bermuda)	84,289
4,334	Associated Banc-Corp.	55,519
7,879	Assurant, Inc.	235,818
8,270	Astoria Financial Corp.	82,535
2,600	AvalonBay Communities, Inc. REIT	178,828
5,866	Axis Capital Holdings Ltd. (Bermuda)	169,469
8,725	Baldwin & Lyons, Inc., Class B	199,017
2,599	BancorpSouth, Inc.	58,685
2,006,925	Bank of America Corp.	29,260,967
1,466	Bank of Hawaii Corp.	65,090
34,029	Bank of New York Mellon Corp. (The)	907,213
46,980	BB&T Corp.	1,123,292

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,137	Berkshire Hathaway, Inc., Class B*	$3,732,771
644	BOK Financial Corp.	27,673
6,959	Boston Properties, Inc. REIT	422,898
17,880	Brandywine Realty Trust REIT	170,933
2,126	BRE Properties, Inc. REIT	57,891
3,483	Camden Property Trust REIT	126,259
63,776	Capital One Financial Corp.	2,334,202
60,834	CapitalSource, Inc.	216,569
38,122	CB Richard Ellis Group, Inc., Class A*	394,563
39,694	CBL & Associates Properties, Inc. REIT	323,903
16,559	Charles Schwab Corp. (The)	287,133
8,131	Chubb Corp. (The)	394,516
9,568	Cincinnati Financial Corp.	242,644
79,631	CIT Group, Inc.	57,334
9,326,893	Citigroup, Inc.	38,146,992
2,127	City National Corp.	80,124
1,139	CME Group, Inc.	344,673
2,901	CNA Financial Corp.	63,155
18,426	Colonial Properties Trust REIT	194,026
15,041	Comerica, Inc.	417,388
1,820	Commerce Bancshares, Inc.	69,815
13,263	CompuCredit Holdings Corp.*	43,503
131,005	Conseco, Inc.*	682,536
6,279	Cousins Properties, Inc. REIT	45,962
15,794	DCT Industrial Trust, Inc. REIT	71,547
46,812	Developers Diversified Realty Corp. REIT	402,115
48,382	Discover Financial Services	684,121
4,618	Douglas Emmett, Inc. REIT	54,492
16,951	Duke Realty Corp. REIT	190,529
232,490	E*TRADE Financial Corp.*	339,435
3,301	Endurance Specialty Holdings Ltd. (Bermuda)	118,803
2,203	Equity One, Inc. REIT	32,869
12,647	Equity Residential REIT	365,245
745	Erie Indemnity Co., Class A	26,261
2,233	Everest Re Group Ltd.	195,365
1,305	Federal Realty Investment Trust REIT	77,034
2,595	Federated Investors, Inc., Class B	68,119
18,985	Fidelity National Financial, Inc., Class A	257,626
309,262	Fifth Third Bancorp	2,764,802
6,425	First American Corp. (The)	195,256
11,284	First Horizon National Corp.*	133,490
21,235	First Industrial Realty Trust, Inc. REIT	92,372
3,508	FirstMerit Corp.	66,477
4,417	Franklin Resources, Inc.	462,151
11,014	Fulton Financial Corp.	90,976
361,018	Genworth Financial, Inc., Class A*	3,834,011
21,196	Goldman Sachs Group, Inc. (The)	3,606,923
1,937	Hanover Insurance Group, Inc. (The)	81,490
163,634	Hartford Financial Services Group, Inc. (The)	4,012,306
3,190	HCC Insurance Holdings, Inc.	84,184
7,329	HCP, Inc. REIT	216,865

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,505	Health Care, Inc. REIT	$111,147
3,603	Healthcare Realty Trust, Inc. REIT	75,051
2,558	Highwoods Properties, Inc. REIT	70,396
9,474	Hospitality Properties Trust REIT	182,943
57,402	Host Hotels & Resorts, Inc. REIT	580,334
21,578	HRPT Properties Trust REIT	151,693
11,461	Hudson City Bancorp, Inc.	150,598
237,212	Huntington Bancshares, Inc.	903,778
5,740	Interactive Brokers Group, Inc., Class A*	91,897
282,415	Invesco Ltd.(-)	5,973,077
67,341	iStar Financial, Inc. REIT*	140,743
11,878	Janus Capital Group, Inc.*	155,839
2,522	Jones Lang LaSalle, Inc.	118,156
203,665	JPMorgan Chase & Co.	8,507,087
88,337	KeyCorp	476,136
21,800	Kimco Realty Corp. REIT	275,552
56,209	KKR Financial Holdings LLC	257,437
14,987	Legg Mason, Inc.	436,272
4,812	Leucadia National Corp.*	108,126
5,405	Liberty Property Trust REIT	158,745
46,957	Lincoln National Corp.	1,118,985
25,761	Loews Corp.	852,689
6,651	M&T Bank Corp.	418,015
6,733	Macerich Co. (The) REIT	200,643
4,723	Mack-Cali Realty Corp. REIT	146,177
364	Markel Corp.*	117,463
21,041	Marsh & McLennan Cos., Inc.	493,622
39,654	Marshall & Ilsley Corp.	210,959
30,960	MBIA, Inc.*	125,698
1,531	Mercury General Corp.	55,820
60,914	MetLife, Inc.	2,072,903
20,170	MF Global Ltd.*	143,610
19,872	MGIC Investment Corp.*	85,648
4,853	Montpelier Re Holdings Ltd. (Bermuda)	78,425
3,474	Moody's Corp.	82,264
95,673	Morgan Stanley	3,073,017
7,372	MSCI, Inc., Class A*	224,109
3,221	NASDAQ OMX Group, Inc. (The)*	58,171
2,653	Nationwide Health Properties, Inc. REIT	85,559
16,141	New York Community Bancorp, Inc.	174,161
4,178	Northern Trust Corp.	209,945
11,575	NYSE Euronext	299,214
17,969	Och-Ziff Capital Management Group LLC, Class A	217,964
13,730	Old Republic International Corp.	146,636
7,343	OneBeacon Insurance Group Ltd., Class A	87,529
2,131	PartnerRe Ltd.	162,979
6,147	People's United Financial, Inc.	98,536
13,918	PHH Corp.*	224,915
134,852	Phoenix Cos., Inc. (The)*	428,829

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,698	Platinum Underwriters Holdings Ltd. (Bermuda)	$60,737
4,735	Plum Creek Timber Co., Inc. REIT	148,158
120,936	PMI Group, Inc. (The)	292,665
19,853	PNC Financial Services Group, Inc.	971,606
98,668	Popular, Inc.	213,123
1,933	Potlatch Corp. REIT	53,950
41,763	Principal Financial Group, Inc.	1,045,746
27,727	Progressive Corp. (The)*	443,632
61,392	ProLogis REIT	695,571
29,255	Protective Life Corp.	563,159
56,662	Prudential Financial, Inc.	2,562,822
2,091	Public Storage REIT	153,898
26,096	Radian Group, Inc.	151,096
5,170	Raymond James Financial, Inc.	122,064
2,400	Rayonier, Inc. REIT	92,592
2,915	Realty Income Corp. REIT	67,570
4,398	Redwood Trust, Inc. REIT	61,308
2,850	Regency Centers Corp. REIT	95,618
241,444	Regions Financial Corp.	1,168,589
1,839	Reinsurance Group of America, Inc.	84,778
1,860	RenaissanceRe Holdings Ltd. (Bermuda)	97,650
2,671	SEI Investments Co.	46,662
3,632	Senior Housing Properties Trust REIT	70,025
9,605	Simon Property Group, Inc. REIT	652,083
10,015	SL Green Realty Corp. REIT	388,181
49,253	SLM Corp.*	477,754
3,463	StanCorp Financial Group, Inc.	127,127
17,228	State Street Corp.	723,231
418	Student Loan Corp. (The)	17,577
75,623	SunTrust Banks, Inc.	1,445,156
5,395	Susquehanna Bancshares, Inc.	29,726
42,458	Synovus Financial Corp.	94,257
5,248	T. Rowe Price Group, Inc.	255,735
5,748	TCF Financial Corp.	67,999
27,551	TD Ameritrade Holding Corp.*	531,734
5,973	Torchmark Corp.	242,504
3,198	Transatlantic Holdings, Inc.	161,499
27,858	Travelers Cos., Inc. (The)	1,387,050
96,668	U.S. Bancorp	2,244,631
8,651	UDR, Inc. REIT	124,401
7,942	Unitrin, Inc.	155,663
24,067	Unum Group	480,137
3,544	Validus Holdings Ltd.	89,663
5,003	Valley National Bancorp	66,440
3,637	Ventas, Inc. REIT	145,953
8,098	Vornado Realty Trust REIT	482,317
6,133	W.R. Berkley Corp.	151,608
4,289	Washington Federal, Inc.	73,556
19,385	Webster Financial Corp.	219,244
6,780	Weingarten Realty Investors REIT	125,430

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
251,928	Wells Fargo & Co.	$6,933,059
45	Wesco Financial Corp.	14,760
567	White Mountains Insurance Group Ltd.*	175,435
4,158	Willis Group Holdings Ltd.	112,266
6,291	Wilmington Trust Corp.	75,807
92,433	XL Capital Ltd., Class A	1,516,826
20,174	Zions Bancorp	285,664
		170,703,880
	Health Care—6.4%
19,018	Abbott Laboratories	961,740
14,910	Aetna, Inc.	388,107
4,095	Alcon, Inc. (Switzerland)	584,725
2,705	Allergan, Inc.	152,156
2,195	AMERIGROUP Corp.*	48,400
32,683	AmerisourceBergen Corp.	723,928
16,394	Amgen, Inc.*	880,850
7,196	Baxter International, Inc.	389,016
1,591	Beckman Coulter, Inc.	102,349
3,632	Becton, Dickinson and Co.	248,284
3,392	Biogen Idec, Inc.*	142,905
533	Bio-Rad Laboratories, Inc., Class A*	47,645
60,722	Boston Scientific Corp.*	493,063
47,860	Bristol-Myers Squibb Co.	1,043,348
9,158	Brookdale Senior Living, Inc.*	154,221
632	C.R. Bard, Inc.	47,444
26,618	Cardinal Health, Inc.	754,354
13,307	CareFusion Corp.*	297,678
916	Cephalon, Inc.*	49,995
1,297	Cerner Corp.*	98,624
2,234	Charles River Laboratories International, Inc.*	81,586
18,872	CIGNA Corp.	525,396
6,563	Community Health Systems, Inc.*	205,291
1,427	Covance, Inc.*	73,747
15,048	Coventry Health Care, Inc.*	298,402
10,283	Covidien PLC (Ireland)	433,120
2,348	DaVita, Inc.*	124,514
2,387	DENTSPLY International, Inc.	78,676
27,267	Eli Lilly & Co.	927,351
2,403	Endo Pharmaceuticals Holdings, Inc.*	53,827
4,937	Express Scripts, Inc.*	394,565
7,090	Forest Laboratories, Inc.*	196,180
2,857	Genzyme Corp.*	144,564
4,533	Gilead Sciences, Inc.*	192,879
81,671	Health Management Associates, Inc., Class A*	498,193
13,714	Health Net, Inc.*	204,476
2,742	Henry Schein, Inc.*	144,860
6,265	Hill-Rom Holdings, Inc.	122,731
8,631	Hologic, Inc.*	127,566

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,995	Hospira, Inc.*	$178,337
12,513	Humana, Inc.*	470,239
3,673	IMS Health, Inc.	60,200
2,304	Inverness Medical Innovations, Inc.*	87,575
42,499	Johnson & Johnson	2,509,566
3,549	Kindred Healthcare, Inc.*	52,170
1,900	Kinetic Concepts, Inc.*	63,061
13,985	King Pharmaceuticals, Inc.*	141,668
2,108	Laboratory Corp. of America Holdings*	145,220
2,142	Life Technologies Corp.*	101,038
3,178	LifePoint Hospitals, Inc.*	90,033
2,488	Lincare Holdings, Inc.*	78,148
1,310	Magellan Health Services, Inc.*	42,090
19,405	McKesson Corp.	1,139,656
14,168	Medco Health Solutions, Inc.*	795,108
17,717	Medtronic, Inc.	632,497
63,686	Merck & Co., Inc.	1,969,808
763	Mettler-Toledo International, Inc.*	74,393
859	Millipore Corp.*	57,562
4,631	Mylan, Inc.*	75,207
4,334	Omnicare, Inc.	93,918
1,448	Owens & Minor, Inc.	59,209
3,628	Patterson Cos., Inc.*	92,623
274,636	Pfizer, Inc.	4,677,051
1,701	Pharmaceutical Product Development, Inc.	36,657
2,685	Quest Diagnostics, Inc.	150,172
17,440	Schering-Plough Corp.	491,808
4,552	St. Jude Medical, Inc.*	155,132
4,327	Stryker Corp.	199,042
76,745	Sunrise Senior Living, Inc.*	319,259
1,183	Teleflex, Inc.	58,854
124,390	Tenet Healthcare Corp.*	636,877
8,451	Thermo Fisher Scientific, Inc.*	380,295
50,710	UnitedHealth Group, Inc.	1,315,925
5,313	Universal American Financial Corp.*	53,130
2,051	Universal Health Services, Inc., Class B	114,138
1,831	Varian Medical Systems, Inc.*	75,034
1,995	Warner Chilcott PLC, Class A (Ireland)*	44,189
1,312	Waters Corp.*	75,348
2,773	Watson Pharmaceuticals, Inc.*	95,447
30,882	WellPoint, Inc.*	1,444,042
5,792	Zimmer Holdings, Inc.*	304,485
		32,072,967
	Industrials—11.3%
18,896	3M Co.	1,390,179
1,918	Acuity Brands, Inc.	60,724
3,310	Aecom Technology Corp.*	83,544
6,524	AGCO Corp.*	183,390
11,774	Aircastle Ltd. (Bermuda)	93,250
2,347	Alaska Air Group, Inc.*	60,365

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,533	Alexander & Baldwin, Inc.	$73,026
1,029	Alliant Techsystems, Inc.*	80,036
1,560	Amerco, Inc.*	65,941
1,833	AMETEK, Inc.	63,953
75,411	AMR Corp.*	406,465
3,157	Armstrong World Industries, Inc.*	117,598
6,865	Avery Dennison Corp.	244,737
602,653	Avis Budget Group, Inc.*	5,062,285
5,239	BE Aerospace, Inc.*	92,888
29,144	BlueLinx Holdings, Inc.*	85,392
28,049	Boeing Co. (The)	1,340,742
3,980	Briggs & Stratton Corp.	74,426
2,273	Brink's Co. (The)	53,938
8,811	Burlington Northern Santa Fe Corp.	663,645
2,655	C.H. Robinson Worldwide, Inc.	146,317
2,618	Carlisle Cos., Inc.	81,263
34,696	Caterpillar, Inc.	1,910,362
33,910	China BAK Battery, Inc.*	111,564
42,228	China Yuchai International Ltd. (Bermuda)*	451,840
2,650	Cintas Corp.	73,379
21,115	Continental Airlines, Inc., Class B*	242,823
4,477	Con-way, Inc.	147,696
6,134	Cooper Industries PLC, Class A (Ireland)	237,325
4,644	Corrections Corp. of America*	111,177
2,646	Covanta Holding Corp.*	45,458
3,024	Crane Co.	84,218
13,615	CSX Corp.	574,281
8,398	Cummins, Inc.	361,618
4,122	Danaher Corp.	281,244
17,287	Deere & Co.	787,423
79,422	Delta Air Lines, Inc.*	567,073
6,018	Deluxe Corp.	85,636
1,635	Donaldson Co., Inc.	58,321
7,089	Dover Corp.	267,114
658	Dun & Bradstreet Corp. (The)	50,377
8,154	Eaton Corp.	492,909
4,934	EMCOR Group, Inc.*	116,541
22,375	Emerson Electric Co.	844,656
2,677	Equifax, Inc.	73,296
2,603	Expeditors International of Washington, Inc.	83,869
2,024	Fastenal Co.	69,828
15,000	FedEx Corp.	1,090,350
1,203	Flowserve Corp.	118,147
4,826	Fluor Corp.	214,371
3,916	Foster Wheeler AG (Switzerland)*	109,609
2,329	Gardner Denver, Inc.*	83,634
2,616	GATX Corp.*	71,103
104,576	GenCorp, Inc.*	778,045
3,459	General Cable Corp.*	107,713
11,696	General Dynamics Corp.	733,339
735,119	General Electric Co.	10,482,797

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,962	Goodrich Corp.	$215,335
1,230	Granite Construction, Inc.	35,129
3,778	Harsco Corp.	118,969
124,136	Hertz Global Holdings, Inc.*	1,155,706
4,554	HNI Corp.	119,861
24,734	Honeywell International, Inc.	887,703
2,501	Hubbell, Inc., Class B	106,368
14,147	Illinois Tool Works, Inc.	649,630
18,724	Ingersoll-Rand PLC (Ireland)	591,491
4,759	Iron Mountain, Inc.*	116,262
4,430	ITT Corp.	224,601
2,112	J.B. Hunt Transport Services, Inc.	63,487
4,140	Jacobs Engineering Group, Inc.*	175,081
10,964	JetBlue Airways Corp.*	54,381
3,036	Joy Global, Inc.	153,045
3,400	Kansas City Southern*	82,382
12,065	KBR, Inc.	246,971
7,925	Kelly Services, Inc., Class A	87,809
3,749	Kennametal, Inc.	88,326
3,473	L-3 Communications Holdings, Inc.	251,063
2,142	Lennox International, Inc.	72,121
1,421	Lincoln Electric Holdings, Inc.	67,412
9,892	Lockheed Martin Corp.	680,471
15,481	Manitowoc Co., Inc. (The)	141,496
6,969	Manpower, Inc.	330,400
57,465	Masco Corp.	675,214
6,112	McDermott International, Inc.*	135,870
1,802	Moog, Inc., Class A*	44,996
8,196	MPS Group, Inc.*	110,810
1,420	MSC Industrial Direct Co., Class A	61,131
3,005	Mueller Industries, Inc.	71,098
19,956	Mueller Water Products, Inc., Class A	89,403
4,251	Navistar International Corp.*	140,878
12,440	Norfolk Southern Corp.	579,953
18,518	Northrop Grumman Corp.	928,307
14,559	Oshkosh Corp.	455,114
14,384	Owens Corning*	318,030
15,516	PACCAR, Inc.	580,454
2,564	Pall Corp.	81,381
6,672	Parker Hannifin Corp.	353,349
3,703	Pentair, Inc.	107,757
9,275	Pitney Bowes, Inc.	227,238
2,226	Precision Castparts Corp.	212,650
3,843	Quanta Services, Inc.*	81,472
27,350	R.R. Donnelley & Sons Co.	549,188
10,908	Raytheon Co.	493,914
4,513	Republic Services, Inc.	116,932
4,897	Robert Half International, Inc.	113,610
6,743	Rockwell Automation, Inc.	276,126
3,453	Rockwell Collins, Inc.	173,962
1,350	Roper Industries, Inc.	68,243

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,177	RSC Holdings, Inc.*	$28,153
5,649	Ryder System, Inc.	229,067
19	Seaboard Corp.	25,669
3,688	Shaw Group, Inc. (The)*	94,634
3,942	SkyWest, Inc.	55,070
2,628	Snap-On, Inc.	96,001
31,875	Southwest Airlines Co.	267,750
7,660	Spirit Aerosystems Holdings, Inc., Class A*	121,947
2,020	SPX Corp.	106,616
3,934	Stanley Works (The)	177,935
12,785	Steelcase, Inc., Class A	73,769
17,161	Terex Corp.*	346,995
43,290	Textron, Inc.	769,696
2,202	Thomas & Betts Corp.*	75,330
7,260	Timken Co. (The)	159,938
8,247	Trinity Industries, Inc.	139,209
36,927	Tyco International Ltd. (Switzerland)	1,238,901
55,606	UAL Corp.*	361,995
15,070	Union Pacific Corp.	830,960
27,178	United Parcel Service, Inc., Class B	1,458,915
31,078	United Rentals, Inc.*	294,930
3,216	United Stationers, Inc.*	151,602
25,799	United Technologies Corp.	1,585,349
3,859	URS Corp.*	149,961
14,254	US Airways Group, Inc.*	43,617
15,229	USG Corp.*	200,109
3,344	UTi Worldwide, Inc. (British Virgin Islands)*	41,700
18,420	Volt Information Sciences, Inc.*	149,386
1,826	W.W. Grainger, Inc.	171,151
14,810	Waste Management, Inc.	442,523
2,363	Werner Enterprises, Inc.	44,306
5,253	WESCO International, Inc.*	134,267
56,262	YRC Worldwide, Inc.*	205,356
		56,478,627
	Information Technology—9.3%
12,173	Accenture PLC, Class A (Ireland)	451,375
5,749	ACI Worldwide, Inc.*	92,501
3,212	Activision Blizzard, Inc.*	34,786
7,032	Adobe Systems, Inc.*	231,634
56,772	Advanced Micro Devices, Inc.*	261,151
3,223	Affiliated Computer Services, Inc., Class A*	167,886
9,932	Agilent Technologies, Inc.*	245,718
1,489	Alliance Data Systems Corp.*	81,865
2,979	Altera Corp.	58,954
27,247	Amkor Technology, Inc.*	150,131
2,420	Amphenol Corp., Class A	97,090
6,583	Analog Devices, Inc.	168,722
2,424	Anixter International, Inc.*	101,444
8,383	Apple, Inc.*	1,580,196
34,026	Applied Materials, Inc.	415,117

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,097	Arrow Electronics, Inc.*	$331,878
13,376	Atmel Corp.*	49,759
3,687	Autodesk, Inc.*	91,917
9,374	Automatic Data Processing, Inc.	373,085
14,419	Avnet, Inc.*	357,303
2,417	AVX Corp.	27,360
5,723	Benchmark Electronics, Inc.*	96,146
1,850	BMC Software, Inc.*	68,746
8,203	Brightpoint, Inc.*	60,456
6,898	Broadcom Corp., Class A*	183,556
3,638	Broadridge Financial Solutions, Inc.	75,707
16,196	Brocade Communications Systems, Inc.*	138,962
6,210	CA, Inc.	129,913
1,067	CACI International, Inc., Class A*	50,811
17,003	Cadence Design Systems, Inc.*	103,888
98,278	Cisco Systems, Inc.*	2,245,652
3,000	Citrix Systems, Inc.*	110,280
2,768	Cognizant Technology Solutions Corp., Class A*	106,983
6,853	CommScope, Inc.*	185,168
10,717	Computer Sciences Corp.*	543,459
10,960	Convergys Corp.*	118,916
30,771	Corning, Inc.	449,564
99,959	Dell, Inc.*	1,448,406
2,775	Diebold, Inc.	83,916
1,889	DST Systems, Inc.*	78,790
25,757	eBay, Inc.*	573,608
8,309	Electronic Arts, Inc.*	151,556
44,905	EMC Corp.*	739,585
10,830	Fairchild Semiconductor International, Inc., Class A*	81,008
7,758	Fidelity National Information Services, Inc.	168,814
3,850	Fiserv, Inc.*	176,600
1,787	Google, Inc., Class A*	958,046
2,472	Harris Corp.	103,132
2,232	Hewitt Associates, Inc., Class A*	79,281
62,656	Hewlett-Packard Co.	2,973,654
17,220	IAC/InterActiveCorp.*	326,147
10,899	InfoSpace, Inc.*	93,404
25,430	Ingram Micro, Inc., Class A*	448,840
21,600	Insight Enterprises, Inc.*	227,232
150,757	Intel Corp.	2,880,966
22,218	International Business Machines Corp.	2,679,713
3,795	International Rectifier Corp.*	69,373
4,655	Intuit, Inc.*	135,321
33,976	Jabil Circuit, Inc.	454,599
15,312	JDS Uniphase Corp.*	85,594
11,157	Juniper Networks, Inc.*	284,615
5,623	KLA-Tencor Corp.	182,804
4,101	Lam Research Corp.*	138,286
2,886	Lender Processing Services, Inc.	114,863

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,335	Lexmark International, Inc., Class A*	$161,543
2,944	Linear Technology Corp.	76,191
21,712	LSI Corp.*	111,165
9,469	Marvell Technology Group Ltd. (Bermuda)*	129,915
723	MasterCard, Inc., Class A	158,351
2,102	McAfee, Inc.*	88,032
4,432	MEMC Electronic Materials, Inc.*	55,045
3,727	Microchip Technology, Inc.	89,299
82,777	Micron Technology, Inc.*	562,056
246,142	Microsoft Corp.	6,825,518
3,334	Molex, Inc.	62,246
2,791	Molex, Inc., Class A	46,191
204,434	Motorola, Inc.	1,751,999
5,369	National Semiconductor Corp.	69,475
14,144	NCR Corp.*	143,562
5,557	NetApp, Inc.*	150,317
4,563	Novellus Systems, Inc.*	93,907
11,806	NVIDIA Corp.*	141,200
57,376	Oracle Corp.	1,210,634
5,675	Paychex, Inc.	161,227
3,544	Perot Systems Corp., Class A*	106,107
17,300	QUALCOMM, Inc.	716,393
7,834	SAIC, Inc.*	138,740
15,326	SanDisk Corp.*	313,877
81,785	Sanmina-SCI Corp.*	525,060
55,107	Seagate Technology (Cayman Islands)	768,743
58,399	Sun Microsystems, Inc.*	477,704
20,859	Symantec Corp.*	366,701
1,751	SYNNEX Corp.*	45,053
2,908	Synopsys, Inc.*	63,976
15,039	Tech Data Corp.*	577,949
17,263	Tellabs, Inc.*	103,923
2,463	Teradata Corp.*	68,668
10,500	Teradyne, Inc.*	87,885
31,565	Texas Instruments, Inc.	740,199
6,932	Total System Services, Inc.	110,704
39,318	Tyco Electronics Ltd. (Switzerland)	835,508
3,366	VeriSign, Inc.*	76,778
7,475	Visa, Inc., Class A	566,306
40,721	Vishay Intertechnology, Inc.*	253,692
2,438	VMware, Inc., Class A*	93,692
9,782	Western Digital Corp.*	329,458
8,932	Western Union Co. (The)	162,294
5,640	Wright Express Corp.*	157,412
60,616	Xerox Corp.	455,832
4,609	Xilinx, Inc.	100,246
18,891	Yahoo!, Inc.*	300,367
		46,407,372

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—4.7%
6,177	Air Products & Chemicals, Inc.	$476,432
1,598	Airgas, Inc.	70,887
18,569	AK Steel Holding Corp.	294,690
2,040	Albemarle Corp.	64,423
129,410	Alcoa, Inc.	1,607,272
5,398	Allegheny Technologies, Inc.	166,582
28,384	Ashland, Inc.	980,383
2,835	Ball Corp.	139,851
4,615	Bemis Co., Inc.	119,205
106,911	Boise, Inc.*	511,035
5,751	Cabot Corp.	126,119
11,166	Celanese Corp., Series A	306,507
582	CF Industries Holdings, Inc.	48,452
3,364	Cliffs Natural Resources, Inc.	119,658
10,566	Commercial Metals Co.	156,799
5,918	Crown Holdings, Inc.*	157,715
2,895	Cytec Industries, Inc.	96,027
17,500	Domtar Corp.*	733,075
201,074	Dow Chemical Co. (The)	4,721,218
43,343	E.I. du Pont de Nemours & Co.	1,379,174
5,935	Eastman Chemical Co.	311,647
3,434	Ecolab, Inc.	150,959
1,400	FMC Corp.	71,540
14,586	Freeport-McMoRan Copper & Gold, Inc.*	1,070,029
18,325	Graphic Packaging Holding Co.*	41,964
1,919	Greif, Inc., Class A	102,705
46,044	Huntsman Corp.	366,050
2,282	International Flavors & Fragrances, Inc.	86,921
83,178	International Paper Co.	1,855,701
45,426	Louisiana-Pacific Corp.*	238,487
3,220	Lubrizol Corp. (The)	214,323
809	Martin Marietta Materials, Inc.	67,406
17,410	MeadWestvaco Corp.	397,470
4,236	Monsanto Co.	284,575
2,477	Mosaic Co. (The)	115,750
8,079	Nalco Holding Co.	170,871
6,193	Newmont Mining Corp.	269,148
12,933	Nucor Corp.	515,380
4,640	Olin Corp.	70,853
8,210	Owens-Illinois, Inc.*	261,735
4,097	Packaging Corp. of America	74,893
5,002	Pactiv Corp.*	115,496
26,764	PolyOne Corp.*	149,343
7,075	PPG Industries, Inc.	399,242
5,141	Praxair, Inc.	408,401
3,640	Reliance Steel & Aluminum Co.	132,787
9,389	Rockwood Holdings, Inc.*	186,653
6,751	RPM International, Inc.	118,953
2,173	Scotts Miracle-Gro Co. (The), Class A	88,267
8,097	Sealed Air Corp.	155,705

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,789	Sigma-Aldrich Corp.	$92,903
756	Silgan Holdings, Inc.	40,635
4,618	Sonoco Products Co.	123,532
8,405	Southern Copper Corp.	264,758
13,381	Steel Dynamics, Inc.	179,172
29,121	Temple-Inland, Inc.	449,919
1,731	Terra Industries, Inc.	54,994
19,205	United States Steel Corp.	662,380
4,210	Valspar Corp. (The)	106,808
3,636	Vulcan Materials Co.	167,365
1,321	Westlake Chemical Corp.	32,087
20,047	Weyerhaeuser Co.	728,508
7,205	Worthington Industries, Inc.	79,615
		23,751,434
	Telecommunication Services—2.4%
3,482	American Tower Corp., Class A*	128,207
190,029	AT&T, Inc.	4,878,044
13,645	CenturyTel, Inc.	442,917
3,710	Crown Castle International Corp.*	112,116
26,627	Frontier Communications Corp.	190,916
39,963	Ibasis, Inc.*	89,917
5,816	iPCS, Inc.*	138,828
1,637	Leap Wireless International, Inc.*	21,641
115,758	Level 3 Communications, Inc.*	136,594
4,109	MetroPCS Communications, Inc.*	25,599
1,832	Millicom International Cellular SA (Luxembourg)	114,793
6,406	NII Holdings, Inc.*	172,514
93,218	Qwest Communications International, Inc.	334,653
322,943	Sprint Nextel Corp.*	955,911
4,751	Telephone & Data Systems, Inc.	140,725
2,949	United States Cellular Corp.*	107,963
123,343	Verizon Communications, Inc.	3,649,719
16,764	Windstream Corp.	161,605
		11,802,662
	Utilities—3.3%
61,023	AES Corp. (The)*	797,571
3,080	AGL Resources, Inc.	107,677
4,138	Allegheny Energy, Inc.	94,429
5,371	Alliant Energy Corp.	142,654
15,301	Ameren Corp.	372,426
15,553	American Electric Power Co., Inc.	470,012
5,972	American Water Works Co., Inc.	113,289
2,196	Aqua America, Inc.	33,928
5,417	Atmos Energy Corp.	150,863
2,438	Black Hills Corp.	59,414
9,880	Calpine Corp.*	111,051
19,736	CenterPoint Energy, Inc.	248,674
12,006	CMS Energy Corp.	159,680
9,005	Consolidated Edison, Inc.	366,323

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1000 Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,294	Constellation Energy Group, Inc.	$565,650
16,224	Dominion Resources, Inc.	553,076
2,622	DPL, Inc.	66,441
10,823	DTE Energy Co.	400,235
65,105	Duke Energy Corp.	1,029,961
98,906	Dynegy, Inc., Class A*	197,812
15,135	Edison International	481,596
1,634	Energen Corp.	71,700
6,238	Entergy Corp.	478,579
1,831	EQT Corp.	76,646
14,211	Exelon Corp.	667,349
12,081	FirstEnergy Corp.	522,866
11,404	FPL Group, Inc.	559,936
7,897	Great Plains Energy, Inc.	136,618
5,522	Hawaiian Electric Industries, Inc.	98,568
2,054	IDACORP, Inc.	57,697
5,523	Integrys Energy Group, Inc.	191,096
7,702	MDU Resources Group, Inc.	159,816
11,561	Mirant Corp.*	161,623
2,860	National Fuel Gas Co.	129,672
1,523	New Jersey Resources Corp.	53,610
2,309	Nicor, Inc.	85,618
28,269	NiSource, Inc.	365,235
6,744	Northeast Utilities	155,449
11,606	NRG Energy, Inc.*	266,822
2,755	NSTAR	85,267
10,735	NV Energy, Inc.	123,023
5,294	OGE Energy Corp.	175,867
7,333	ONEOK, Inc.	265,528
14,038	Pepco Holdings, Inc.	209,587
12,361	PG&E Corp.	505,441
2,418	Piedmont Natural Gas Co., Inc.	56,291
5,909	Pinnacle West Capital Corp.	185,070
8,304	PNM Resources, Inc.	89,019
5,139	Portland General Electric Co.	95,534
10,820	PPL Corp.	318,541
12,730	Progress Energy, Inc.	477,757
16,192	Public Service Enterprise Group, Inc.	482,522
3,814	Questar Corp.	151,950
62,313	RRi Energy, Inc.*	328,389
5,352	SCANA Corp.	181,112
8,240	Sempra Energy	423,948
17,590	Southern Co.	548,632
2,662	Southwest Gas Corp.	66,523
12,388	TECO Energy, Inc.	177,644
4,382	UGI Corp.	104,642
1,742	Unisource Energy Corp.	50,309
3,359	Vectren Corp.	75,712
4,624	Westar Energy, Inc.	88,550

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,092	WGL Holdings, Inc.	$69,161
3,467	Wisconsin Energy Corp.	151,404
14,485	Xcel Energy, Inc.	273,187
		16,522,272
	Total Common Stocks and Other Equity Interests (Cost $567,891,927)	499,337,584
	Money Market Fund—0.1%
214,153	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $214,153)	214,153
	Total Investments (Cost $568,106,080)—100.0%	499,551,737
	Other assets less liabilities—0.0%	141,999
	Net Assets—100.0%	$499,693,736

REIT Real Estate Investment Trust

*  Non-income producing security.

(-)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Consumer Discretionary	24.1
Financials	21.0
Industrials	16.3
Information Technology	15.3
Energy	6.3
Health Care	6.1
Materials	6.0
Consumer Staples	2.6
Utilities	1.3
Telecommunication Services	0.9
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—24.1%
39,377	1-800-FLOWERS.COM, Inc., Class A*	$151,208
15,793	4Kids Entertainment, Inc.*	28,427
6,862	99 Cents Only Stores*	78,021
32,664	A.C. Moore Arts & Crafts, Inc.*	156,134
5,764	Aaron's, Inc.	144,388
3,891	Aeropostale, Inc.*	146,029
46,799	AH Belo Corp., Class A*	191,876
30,854	American Greetings Corp., Class A	627,570
1,794	America's Car-Mart, Inc.*	37,190
4,317	Ameristar Casinos, Inc.	63,546
2,757	Arbitron, Inc.	59,772
11,862	Arctic Cat, Inc.	70,460
16,100	Audiovox Corp., Class A*	104,006
3,702	Bally Technologies, Inc.*	145,822
67,860	Bassett Furniture Industries, Inc.	261,940
4,991	Bebe Stores, Inc.	31,244
2,935	Benihana, Inc.*	18,021
8,695	Benihana, Inc., Class A*	42,084
8,464	Big 5 Sporting Goods Corp.	124,844
1,991	BJ's Restaurants, Inc.*	31,776
42,266	Bluegreen Corp.*	121,303
3,348	Blyth, Inc.	118,620
6,053	Bob Evans Farms, Inc.	159,012
54,009	Bon-Ton Stores, Inc. (The)	499,583
11,481	Books-A-Million, Inc.	99,425
3,100	Brink's Home Security Holdings, Inc.*	96,038
22,987	Brookfield Homes Corp.*	129,417
31,539	Brown Shoe Co., Inc.	327,059
1,396	Buckle, Inc. (The)	41,894

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
567	Buffalo Wild Wings, Inc.*	$23,253
10,200	Build-A-Bear Workshop, Inc.*	52,836
12,149	Cache, Inc.*	58,437
4,205	California Pizza Kitchen, Inc.*	54,623
12,338	Callaway Golf Co.	84,392
292	Capella Education Co.*	20,119
15,668	Carmike Cinemas, Inc.*	154,016
8,300	Carriage Services, Inc.*	31,540
8,286	Carrols Restaurant Group, Inc.*	53,776
2,875	Carter's, Inc.*	67,850
107,322	Casual Male Retail Group, Inc.*	269,378
4,105	Cato Corp. (The), Class A	80,910
3,470	CEC Entertainment, Inc.*	101,359
260,625	Champion Enterprises, Inc.*	62,550
13,115	Cheesecake Factory, Inc. (The)*	238,431
1,938	Cherokee, Inc.	36,686
3,142	Childrens Place Retail Stores, Inc. (The)*	98,816
635	Chipotle Mexican Grill, Inc., Class A*	51,746
733	Chipotle Mexican Grill, Inc., Class B*	58,574
2,161	Choice Hotels International, Inc.	64,441
9,985	Christopher & Banks Corp.	60,809
432	Churchill Downs, Inc.	13,556
1,554	Citi Trends, Inc.*	40,917
12,304	CKE Restaurants, Inc.	107,660
5,352	CKX, Inc.*	34,253
2,204	Coinstar, Inc.*	69,955
28,610	Coldwater Creek, Inc.*	164,507
1,157	Columbia Sportswear Co.	44,024
3,552	Conn's, Inc.*	22,413
4,407	Corinthian Colleges, Inc.*	69,895

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
81,027	Cost Plus, Inc.*	$177,449
3,118	CPI Corp.	35,420
5,650	Cracker Barrel Old Country Store, Inc.	187,297
13,344	CROCS, Inc.*	81,132
2,126	CSS Industries, Inc.	43,158
8,850	CTC Media, Inc.*	142,308
16,913	Cumulus Media, Inc., Class A*	35,686
1,007	Deckers Outdoor Corp.*	90,298
30,852	Denny's Corp.*	67,874
4,724	Destination Maternity Corp.*	94,716
1,695	DeVry, Inc.	93,717
6,903	DineEquity, Inc.	146,067
8,493	Dover Downs Gaming & Entertainment, Inc.	40,342
5,519	DreamWorks Animation SKG, Inc., Class A*	176,608
10,495	Dress Barn, Inc.*	189,435
6,159	Drew Industries, Inc.*	117,883
16,059	drugstore.com, Inc.*	44,483
9,644	DSW, Inc., Class A*	185,165
1,807	Einstein Noah Restaurant Group, Inc.*	23,527
172,852	Entravision Communications Corp., Class A*	362,989
10,813	Ethan Allen Interiors, Inc.	134,730
17,772	Finish Line, Inc. (The), Class A	180,208
1,943	Fisher Communications, Inc.	37,869
4,853	Fossil, Inc.*	129,721
8,117	Fred's, Inc., Class A	96,105
5,028	Gaiam, Inc., Class A*	32,833
7,384	Gander Mountain Co.*	36,846
15,295	Gaylord Entertainment Co.*	229,884
7,748	Genesco, Inc.*	201,990
14,679	Gentex Corp.	235,011
6,330	G-III Apparel Group Ltd.*	101,343
1,844	Global Sources Ltd. (Bermuda)*	11,414
10,638	Golfsmith International Holdings, Inc.*	18,829
141,961	Gray Television, Inc.	248,432
18,357	Great Wolf Resorts, Inc.*	61,312
2,805	Guess?, Inc.	102,523
2,348	Gymboree Corp.*	99,954
11,938	Harte-Hanks, Inc.	140,152
10,734	Hastings Entertainment, Inc.*	46,049
5,380	Haverty Furniture Cos., Inc.	65,152
5,706	Helen of Troy Ltd.*	130,325
2,674	hhgregg, Inc.*	44,094
2,581	Hibbett Sports, Inc.*	48,368
4,611	Hillenbrand, Inc.	92,128
3,524	Hooker Furniture Corp.	45,142
6,400	Hot Topic, Inc.*	49,280
6,640	Iconix Brand Group, Inc.*	77,422
6,709	International Speedway Corp., Class A	171,147

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
17,475	Interval Leisure Group, Inc.*	$195,021
16,355	Isle of Capri Casinos, Inc.*	126,751
791	ITT Educational Services, Inc.*	71,467
4,680	J.Crew Group, Inc.*	190,850
5,935	Jackson Hewitt Tax Service, Inc.	29,141
6,820	JAKKS Pacific, Inc.*	97,049
7,443	Jo-Ann Stores, Inc.*	198,133
3,761	John Wiley & Sons, Inc., Class A	132,462
2,125	Jos. A. Bank Clothiers, Inc.*	87,083
80,610	Journal Communications, Inc., Class A	286,972
6,188	Kenneth Cole Productions, Inc., Class A	58,848
32,183	Kid Brands, Inc.*	159,950
5,502	Kirkland's, Inc.*	69,215
4,791	Knology, Inc.*	48,150
26,297	Krispy Kreme Doughnuts, Inc.*	89,147
4,939	K-Swiss, Inc., Class A	40,302
10,388	Landry's Restaurants, Inc.*	113,229
103,975	La-Z-Boy, Inc.	738,222
25,296	Leapfrog Enterprises, Inc.*	83,477
234,609	Lee Enterprises, Inc.*	715,557
4,598	Life Time Fitness, Inc.*	99,087
12,108	Lifetime Brands, Inc.	73,496
127,799	Lin TV Corp., Class A*	500,972
632	Lincoln Educational Services Corp.*	12,526
55,510	Lithia Motors, Inc., Class A*	462,953
6,773	LKQ Corp.*	116,970
45,881	LodgeNet Interactive Corp.*	222,523
20,160	Lodgian, Inc.*	35,482
5,440	Luby's, Inc.*	19,421
1,697	Lululemon Athletica, Inc.*	42,629
1,751	Lumber Liquidators, Inc.*	37,209
15,380	M/I Homes, Inc.*	171,795
1,717	Maidenform Brands, Inc.*	24,107
5,163	Marcus Corp.	60,407
2,307	Marine Products Corp.	11,189
44,825	MarineMax, Inc.*	305,258
7,767	Martha Stewart Living Omnimedia, Inc., Class A*	40,233
1,999	Marvel Entertainment, Inc.*	99,890
1,837	Matthews International Corp., Class A	67,473
11,586	McCormick & Schmick's Seafood Restaurants, Inc.*	69,748
50,257	Media General, Inc., Class A	416,631
17,890	Mediacom Communications Corp., Class A*	85,514
12,338	Men's Wearhouse, Inc. (The)	285,871
14,414	Meritage Homes Corp.*	262,911
119,255	Modine Manufacturing Co.	1,228,326
2,216	Monarch Casino & Resort, Inc.*	15,379
1,336	Monro Muffler Brake, Inc.	41,403
14,136	Morgans Hotel Group Co.*	46,932

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
521	Morningstar, Inc.*	$26,581
8,866	Morton's Restaurant Group, Inc.*	33,159
8,348	Movado Group, Inc.*	87,487
29,399	MTR Gaming Group, Inc.*	63,796
15,598	Multimedia Games, Inc.*	76,586
465	National Presto Industries, Inc.	40,422
60,900	Nautilus, Inc.*	109,011
2,821	Netflix, Inc.*	150,782
13,455	New Frontier Media, Inc.*	26,103
14,604	New York & Co., Inc.*	64,258
25,424	Nexstar Broadcasting Group, Inc., Class A*	56,187
2,779	NutriSystem, Inc.	59,804
25,365	O'Charley's, Inc.*	177,809
18,078	Orbitz Worldwide, Inc.*	94,548
25,440	Orient-Express Hotels Ltd., Class A	218,784
6,914	Orleans Homebuilders, Inc.*	15,073
2,010	Overstock.com, Inc.*	28,140
15,332	Oxford Industries, Inc.	296,674
3,252	P.F. Chang's China Bistro, Inc.*	94,926
75,991	Pacific Sunwear of California, Inc.*	458,986
13,274	Palm Harbor Homes, Inc.*	29,336
1,749	Panera Bread Co., Class A*	104,905
2,271	Papa John's International, Inc.*	51,097
894	Peet's Coffee & Tea, Inc.*	30,396
35,082	Pep Boys - Manny, Moe & Jack (The)	307,669
7,837	Perry Ellis International, Inc.*	107,132
8,253	Phillips-Van Heusen Corp.	331,358
417,175	Pier 1 Imports, Inc.*	1,468,456
15,324	Pinnacle Entertainment, Inc.*	129,488
17,306	Playboy Enterprises, Inc., Class B*	53,129
7,129	Polaris Industries, Inc.	299,917
6,782	Pool Corp.	132,792
667	Pre-Paid Legal Services, Inc.*	26,373
1,117	Priceline.com, Inc.*	176,251
129,689	Radio One, Inc., Class D*	229,550
15,133	RC2 Corp.*	197,637
7,972	Red Lion Hotels Corp.*	38,026
2,550	Red Robin Gourmet Burgers, Inc.*	42,611
52,698	Retail Ventures, Inc.*	337,794
4,417	Rex Stores Corp.*	54,550
17,846	RHI Entertainment, Inc.*	46,757
94,639	Ruby Tuesday, Inc.*	630,296
16,970	Ruth's Hospitality Group, Inc.*	52,777
6,439	Saga Communications, Inc., Class A*	82,097
48,380	Salem Communications Corp., Class A*	148,527
13,798	Sally Beauty Holdings, Inc.*	93,137
8,242	Scientific Games Corp., Class A*	115,965
51,735	Sealy Corp.*	150,031
142,849	Select Comfort Corp.*	781,384
4,904	Shoe Carnival, Inc.*	73,609
7,397	Shuffle Master, Inc.*	57,771

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,180	Shutterfly, Inc.*	$16,638
45,160	Sinclair Broadcast Group, Inc., Class A	177,930
15,026	Skechers U.S.A., Inc., Class A*	327,867
1,863	Skyline Corp.	32,584
7,215	Sonic Corp.*	67,460
13,463	Sotheby's	213,523
314,567	Spanish Broadcasting System, Inc., Class A*	232,780
10,324	Spartan Motors, Inc.	51,517
3,218	Speedway Motorsports, Inc.	43,572
11,403	Stage Stores, Inc.	134,555
20,372	Standard Motor Products, Inc.	170,310
2,596	Stanley Furniture Co., Inc.	20,405
6,722	Steak N Shake Co. (The)*	78,311
49,957	Stein Mart, Inc.*	474,592
1,349	Steiner Leisure Ltd.*	49,859
5,000	Steinway Musical Instruments*	58,600
2,357	Steven Madden Ltd.*	95,458
24,341	Stewart Enterprises, Inc., Class A	111,482
14,787	Stoneridge, Inc.*	108,684
243	Strayer Education, Inc.	49,322
7,345	Superior Industries International, Inc.	97,542
2,317	Syms Corp.*	16,289
3,734	Systemax, Inc.*	50,334
20,332	Talbots, Inc. (The)	184,411
9,685	Tempur-Pedic International, Inc.*	187,598
5,037	Texas Roadhouse, Inc.*	47,700
8,495	Timberland Co. (The), Class A*	137,449
6,204	Town Sports International Holdings, Inc.*	18,426
91,549	Trans World Entertainment Corp.*	126,338
53,031	Tuesday Morning Corp.*	171,290
9,918	Tupperware Brands Corp.	446,508
45,808	Tween Brands, Inc.*	388,452
4,630	Ulta Salon Cosmetics & Fragrance, Inc.*	70,098
2,680	Under Armour, Inc., Class A*	71,958
96,277	Unifi, Inc.*	267,650
3,022	UniFirst Corp.	127,136
1,363	Universal Electronics, Inc.*	28,078
1,917	Universal Technical Institute, Inc.*	34,487
5,938	Urban Outfitters, Inc.*	186,334
2,549	Vail Resorts, Inc.*	87,788
72,316	Valassis Communications, Inc.*	1,318,321
107,343	ValueVision Media, Inc., Class A*	340,277
2,305	Volcom, Inc.*	38,286
6,155	Warnaco Group, Inc. (The)*	249,462
2,803	Weight Watchers International, Inc.	74,308
17,037	Wendy's/Arby's Group, Inc., Class A	67,296
7,416	West Marine, Inc.*	56,510
13,064	Wet Seal, Inc. (The), Class A*	41,674
1,003	Weyco Group, Inc.	22,367
13,062	Winnebago Industries, Inc.*	150,213
3,127	WMS Industries, Inc.*	125,017

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,578	Wolverine World Wide, Inc.	$142,685
7,498	World Wrestling Entertainment, Inc., Class A	99,573
2,373	Zumiez, Inc.*	31,964
		36,568,811
	Consumer Staples—2.6%
23,196	Alliance One International, Inc.*	102,294
5,795	Andersons, Inc. (The)	179,819
285	Arden Group, Inc., Class A	32,140
29,663	B&G Foods, Inc., Class A	231,668
1,030	Boston Beer Co., Inc., Class A*	39,140
1,722	Cal-Maine Foods, Inc.	46,752
16,435	Central European Distribution Corp.*	511,293
4,385	Central Garden & Pet Co.*	43,499
10,950	Central Garden & Pet Co., Class A*	103,587
267	Chattem, Inc.*	16,920
1,409	Coca-Cola Bottling Co. Consolidated	63,278
9,007	Darling International, Inc.*	62,599
1,698	Diamond Foods, Inc.	51,195
13,779	Elizabeth Arden, Inc.*	146,746
700	Farmer Bros. Co.	13,230
5,720	Flowers Foods, Inc.	133,619
1,296	Green Mountain Coffee Roasters, Inc.*	86,249
6,401	Hain Celestial Group, Inc. (The)*	112,274
1,412	Hansen Natural Corp.*	51,044
3,650	Herbalife Ltd. (Cayman Islands)	122,823
8,050	Imperial Sugar Co.	100,545
4,955	Ingles Markets, Inc., Class A	76,208
1,882	Inter Parfums, Inc.	23,111
1,061	J & J Snack Foods Corp.	41,559
2,067	Lancaster Colony Corp.	100,415
2,650	Lance, Inc.	63,918
5,387	Mannatech, Inc.	18,316
26,771	MGP Ingredients, Inc.*	116,186
1,524	National Beverage Corp.*	16,688
157,541	New Dragon Asia Corp.*	18,905
6,777	Nu Skin Enterprises, Inc., Class A	154,245
5,783	Prestige Brands Holdings, Inc.*	39,093
2,844	PriceSmart, Inc.	54,889
33,814	Reddy Ice Holdings, Inc.*	133,565
1,709	Sanderson Farms, Inc.	62,532
5,570	Spartan Stores, Inc.	78,871
5,004	Susser Holdings Corp.*	59,498
690	Synutra International, Inc.*	8,349
2,263	Tootsie Roll Industries, Inc.	56,145
3,376	TreeHouse Foods, Inc.*	126,262
9,240	United Natural Foods, Inc.*	222,776
1,022	USANA Health Sciences, Inc.*	29,454
3,844	Vector Group Ltd.	55,776
1,386	Village Super Market, Inc., Class A	41,580

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,480	WD-40 Co.	$46,605
1,998	Weis Markets, Inc.	70,729
		3,966,389
	Energy—6.3%
2,618	Adams Resources & Energy, Inc.	59,429
34,211	Allis-Chalmers Energy, Inc.*	119,054
2,132	Approach Resources, Inc.*	16,544
1,099	Arena Resources, Inc.*	40,949
13,015	Atlas Energy, Inc.	340,733
18,689	ATP Oil & Gas Corp.*	323,507
5,851	Atwood Oceanics, Inc.*	207,652
12,621	Basic Energy Services, Inc.*	88,347
10,499	Berry Petroleum Co., Class A	266,255
2,290	Bill Barrett Corp.*	70,944
53,288	Brigham Exploration Co.*	506,236
5,106	Bristow Group, Inc.*	148,840
4,456	Bronco Drilling Co., Inc.*	28,162
6,191	Cabot Oil & Gas Corp.	238,168
9,505	Cal Dive International, Inc.*	72,998
37,755	Callon Petroleum Co.*	60,408
954	CARBO Ceramics, Inc.	55,704
3,076	Carrizo Oil & Gas, Inc.*	71,302
852	Clayton Williams Energy, Inc.*	22,322
4,025	Comstock Resources, Inc.*	165,387
3,888	Concho Resources, Inc.*	148,172
617	Contango Oil & Gas Co.*	29,400
8,739	Copano Energy LLC	149,262
644	Core Laboratories NV (Netherlands)	67,169
41,594	Crosstex Energy, Inc.	233,758
2,308	Dawson Geophysical Co.*	55,738
34,806	Delta Petroleum Corp.*	45,248
4,364	DHT Maritime, Inc.	14,925
6,148	Dresser-Rand Group, Inc.*	181,182
2,363	Dril-Quip, Inc.*	114,818
4,970	Encore Acquisition Co.*	184,238
9,905	EXCO Resources, Inc.	154,716
9,360	Geomet, Inc.*	17,597
26,762	Global Industries Ltd.*	195,095
1,041	Goodrich Petroleum Corp.*	26,723
3,091	Gulf Island Fabrication, Inc.	59,100
3,342	Gulfmark Offshore, Inc.*	92,473
8,856	Gulfport Energy Corp.*	67,571
12,306	Harvest Natural Resources, Inc.*	67,560
4,966	Hornbeck Offshore Services, Inc.*	120,723
45,657	International Coal Group, Inc.*	186,737
60,646	ION Geophysical Corp.*	232,274
2,316	James River Coal Co.*	43,981
5,615	Knightsbridge Tankers Ltd. (Bermuda)	70,974
1,504	Lufkin Industries, Inc.	85,803
5,194	Matrix Service Co.*	46,071

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,443	McMoRan Exploration Co.*	$157,207
271,499	Meridian Resource Corp.*	86,880
2,207	NATCO Group, Inc., Class A*	96,402
18,581	Newpark Resources, Inc.*	55,929
4,635	Nordic American Tanker Shipping Ltd. (Bermuda)	131,171
1,530	NuStar GP Holdings LLC	37,271
4,353	Oceaneering International, Inc.*	222,438
28,201	Oilsands Quest, Inc.*	33,841
69,388	Pacific Ethanol, Inc.*	27,755
54,807	Parker Drilling Co.*	284,996
8,954	Patriot Coal Corp.*	101,180
7,375	Penn Virginia Corp.	149,344
5,103	Petroleum Development Corp.*	85,220
17,619	PetroQuest Energy, Inc.*	108,004
5,892	PHI, Inc.*	101,225
6,268	Quicksilver Resources, Inc.*	76,470
21,311	Rosetta Resources, Inc.*	288,338
5,324	RPC, Inc.	49,779
8,841	St. Mary Land & Exploration Co.	301,478
9,564	StealthGas, Inc. (Greece)	61,401
4,082	Superior Well Services, Inc.*	43,310
22,055	Swift Energy Co.*	467,125
1,969	T-3 Energy Services, Inc.*	39,419
3,937	Teekay Tankers Ltd., Class A (Marshall Islands)	31,890
27,079	TETRA Technologies, Inc.*	256,167
19,418	Top Ships, Inc. (Greece)*	18,835
4,006	Trico Marine Services, Inc.*	24,437
4,812	Tsakos Energy Navigation Ltd. (Bermuda)	74,682
3,793	Ultra Petroleum Corp.*	184,150
4,088	Union Drilling, Inc.*	31,232
4,382	VAALCO Energy, Inc.*	18,667
7,297	Venoco, Inc.*	91,942
34,568	Warren Resources, Inc.*	74,667
6,662	Willbros Group, Inc.*	87,539
		9,494,640
	Financials—21.0%
2,079	1st Source Corp.	30,811
4,630	Acadia Realty Trust REIT	73,617
67,231	Advance America Cash Advance Centers, Inc.	332,121
33,297	Advanta Corp., Class A	11,984
112,727	Advanta Corp., Class B	36,636
13,828	Affirmative Insurance Holdings, Inc.	55,312
1,868	Agree Realty Corp. REIT	43,580
57	Alexander's, Inc. REIT*	15,100
2,797	Altisource Portfolio Solutions SA (Luxembourg)*	42,654
232,965	AMBAC Financial Group, Inc.	267,910

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
26,941	AMCORE Financial, Inc.*	$21,283
3,083	American Campus Communities, Inc. REIT	83,303
21,187	American Equity Investment Life Holding Co.	139,199
730	American Physicians Capital, Inc.	20,644
2,501	American Safety Insurance Holdings Ltd. (Bermuda)*	37,065
49,837	AmericanWest Bancorp*	18,938
2,131	AMERISAFE, Inc.*	39,509
2,489	AmTrust Financial Services, Inc.	28,076
70,257	Anchor Bancorp Wisconsin, Inc.*	54,098
101,532	Anthracite Capital, Inc. REIT	73,103
8,711	Anworth Mortgage Asset Corp. REIT	62,109
92,356	Arbor Realty Trust, Inc. REIT*	184,712
32,992	Ares Capital Corp.	344,436
2,749	Argo Group International Holdings Ltd. (Bermuda)*	93,356
947	Arrow Financial Corp.	24,082
84,435	Ashford Hospitality Trust, Inc. REIT	324,230
13,874	Asset Acceptance Capital Corp.*	100,864
3,582	Associated Estates Realty Corp. REIT	32,668
31,523	Assured Guaranty Ltd. (Bermuda)	522,651
14,994	Asta Funding, Inc.	97,911
3,212	Avatar Holdings, Inc.*	52,356
313	BancFirst Corp.	11,302
10,290	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	145,192
3,655	BancTrust Financial Group, Inc.	11,733
2,611	Bank Mutual Corp.	18,329
9,236	Bank of Granite Corp.*	4,803
200,528	BankAtlantic Bancorp, Inc., Class A	294,776
2,642	BankFinancial Corp.	24,940
13,140	Banner Corp.	40,340
1,591	Beneficial Mutual Bancorp, Inc.*	14,717
1,686	Berkshire Hills Bancorp, Inc.	34,647
27,914	BGC Partners, Inc., Class A	134,825
14,799	BioMed Realty Trust, Inc. REIT	200,822
23,530	BlackRock Kelso Capital Corp.	172,004
11,145	Boston Private Financial Holdings, Inc.	66,313
7,900	Brookline Bancorp, Inc.	77,341
7,930	Brown & Brown, Inc.	145,674
5,099	BRT Realty Trust REIT*	25,444
15,012	Calamos Asset Management, Inc., Class A	159,127
2,284	Capital City Bank Group, Inc.	26,814
426	Capital Southwest Corp.	31,635
38,962	Capital Trust, Inc., Class A REIT	76,366
6,919	Capitol Bancorp Ltd.	15,568
838	Capitol Federal Financial	25,417
20,364	CapLease, Inc. REIT	69,849
6,973	Capstead Mortgage Corp. REIT	91,765
8,342	Cardtronics, Inc.*	83,003

See Notes to Financial Statements.

27

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,081	Cash America International, Inc.	$93,231
11,898	Cathay General Bancorp	105,059
10,706	Cedar Shopping Centers, Inc. REIT	64,985
16,617	Central Pacific Financial Corp.	23,430
3,408	Chemical Financial Corp.	74,806
518,647	Citizens Republic Bancorp, Inc.*	312,225
3,255	Citizens, Inc.*	19,628
23,346	City Bank	54,163
1,791	City Holding Co.	54,751
1,959	CNA Surety Corp.*	28,327
7,136	CoBiz Financial, Inc.	34,039
1,103	Cohen & Steers, Inc.	21,321
6,579	Columbia Banking System, Inc.	96,711
3,863	Community Bank System, Inc.	71,890
1,648	Community Trust Bancorp, Inc.	40,574
5,948	Compass Diversified Holdings	60,848
3,990	Corporate Office Properties Trust REIT	132,428
6,647	Cowen Group, Inc.*	50,185
6,545	Crawford & Co., Class B*	32,594
727	Credit Acceptance Corp.*	24,987
2,762	Cullen/Frost Bankers, Inc.	129,234
13,525	CVB Financial Corp.	108,335
14,638	Delphi Financial Group, Inc., Class A	317,645
43,189	DiamondRock Hospitality Co. REIT*	328,668
2,631	Digital Realty Trust, Inc. REIT	118,737
4,391	Dime Community Bancshares	48,257
7,601	Dollar Financial Corp.*	142,671
2,053	Donegal Group, Inc., Class A	29,974
25,655	East West Bancorp, Inc.	231,665
2,660	EastGroup Properties, Inc. REIT	97,915
7,576	Eaton Vance Corp.	215,083
19,029	Education Realty Trust, Inc. REIT	95,335
434	EMC Insurance Group, Inc.	8,932
6,047	Employers Holdings, Inc.	89,617
6,753	Encore Capital Group, Inc.*	101,092
929	Enstar Group Ltd. (Bermuda)*	56,669
8,448	Entertainment Properties Trust REIT	287,401
1,283	Equity Lifestyle Properties, Inc. REIT	59,595
2,455	Essex Property Trust, Inc. REIT	184,567
2,441	Evercore Partners, Inc., Class A	79,674
11,049	Extra Space Storage, Inc. REIT	105,739
3,921	EZCORP, Inc., Class A*	50,855
24,231	F.N.B. Corp.	171,555
1,732	Farmers Capital Bank Corp.	19,260
17,054	FBL Financial Group, Inc., Class A	343,638
13,416	FBR Capital Markets Corp.*	81,838
6,941	Federal Agricultural Mortgage Corp., Class C	55,736
158,363	FelCor Lodging Trust, Inc. REIT	498,843
2,456	Financial Federal Corp.*	50,152
5,023	Financial Institutions, Inc.	53,043

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,958	First Acceptance Corp.*	$8,708
29,983	First BanCorp.	56,668
6,802	First Busey Corp.	26,324
2,310	First Cash Financial Services, Inc.*	39,686
1,004	First Citizens BancShares, Inc., Class A	149,596
11,538	First Commonwealth Financial Corp.	60,575
3,621	First Community Bancshares, Inc.	42,148
4,521	First Financial Bancorp*	57,326
1,272	First Financial Bankshares, Inc.	61,628
442	First Financial Corp.	12,257
5,764	First Financial Holdings, Inc.	77,756
3,222	First Financial Northwest, Inc.	19,074
58,471	First Marblehead Corp. (The)*	114,603
4,251	First Merchants Corp.	26,016
1,821	First Mercury Financial Corp.	23,127
14,959	First Midwest Bancorp, Inc.	155,574
7,194	First Niagara Financial Group, Inc.	92,371
15,088	First Place Financial Corp.	45,868
5,469	First Potomac Realty Trust REIT	62,073
26,192	First Regional Bancorp*	20,692
29,987	First State Bancorp*	29,387
677,644	Flagstar Bancorp, Inc.*	609,880
5,392	Flushing Financial Corp.	60,552
43,194	Forest City Enterprises, Inc., Class A*	376,652
6,339	Forestar Group, Inc.*	93,564
1,017	FPIC Insurance Group, Inc.*	34,405
9,828	Franklin Street Properties Corp. REIT	105,946
24,327	Frontier Financial Corp.*	10,332
1,661	GAMCO Investors, Inc., Class A	70,078
2,504	Getty Realty Corp. REIT	61,373
15,740	GFI Group, Inc.	81,061
2,550	Glacier Bancorp, Inc.	33,379
4,683	Gladstone Capital Corp.	38,447
5,074	Gladstone Investment Corp.	25,624
92,583	Glimcher Realty Trust REIT	249,974
4,049	Greene Bankshares, Inc.	16,763
566	Greenhill & Co., Inc.	48,806
3,515	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	65,590
112,989	Grubb & Ellis Co.*	168,354
14,734	Guaranty Bancorp*	19,302
3,120	Hallmark Financial Services, Inc.*	23,930
2,871	Hancock Holding Co.	104,131
26,234	Hanmi Financial Corp.*	40,138
2,861	Harleysville Group, Inc.	89,635
6,891	Harleysville National Corp.	39,692
3,675	Hatteras Financial Corp. REIT	103,267
2,901	Heartland Financial USA, Inc.	37,249
8,510	Hercules Technology Growth Capital, Inc.	79,824
19,379	Hersha Hospitality Trust REIT	49,610
13,662	HFF, Inc., Class A*	78,557

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,689	Hilltop Holdings, Inc.*	$43,678
916	Home BancShares, Inc.	19,813
4,912	Home Properties, Inc. REIT	192,452
11,168	Horace Mann Educators Corp.	138,818
1,844	IBERIABANK Corp.	79,864
3,354	Independence Holding Co.	18,615
3,097	Independent Bank Corp./MA	65,873
25,636	Independent Bank Corp./MI	30,250
2,233	Infinity Property & Casualty Corp.	86,350
14,459	Inland Real Estate Corp. REIT	124,058
38,658	Integra Bank Corp.	33,246
1,749	IntercontinentalExchange, Inc.*	175,232
11,237	International Assets Holding Corp.*	202,154
9,775	International Bancshares Corp.	145,159
6,046	Intervest Bancshares Corp., Class A*	20,012
5,430	Investment Technology Group, Inc.*	117,125
4,966	Investors Bancorp, Inc.*	53,831
6,239	Investors Real Estate Trust REIT*	52,220
7,345	Jefferies Group, Inc.*	191,705
912	Kansas City Life Insurance Co.	24,478
1,917	KBW, Inc.*	53,676
901	Kearny Financial Corp.	8,875
7,267	Kilroy Realty Corp. REIT	200,715
18,211	Kite Realty Group Trust REIT	67,563
7,931	Knight Capital Group, Inc., Class A*	133,637
17,707	Kohlberg Capital Corp.	94,024
8,241	LaBranche & Co., Inc.*	22,745
4,046	Lakeland Bancorp, Inc.	24,600
1,159	Lakeland Financial Corp.	23,841
27,644	LaSalle Hotel Properties REIT	474,371
5,942	Lazard Ltd., Class A (Bermuda)	224,311
47,053	Lexington Realty Trust REIT	197,152
2,724	LTC Properties, Inc. REIT	64,695
11,002	Macatawa Bank Corp.*	21,124
56,918	Maguire Properties, Inc. REIT*	100,176
8,552	Maiden Holdings Ltd. (Bermuda)	59,265
5,381	MainSource Financial Group, Inc.	31,371
5,570	Marlin Business Services Corp.*	37,375
1,161	Maui Land & Pineapple Co., Inc.*	7,129
8,358	Max Capital Group Ltd. (Bermuda)	172,593
6,832	MB Financial, Inc.	122,156
155,219	MCG Capital Corp.*	619,324
6,220	Meadowbrook Insurance Group, Inc.	41,861
3,617	Medallion Financial Corp.	28,393
20,338	Medical Properties Trust, Inc. REIT	162,704
22,109	MFA Financial, Inc. REIT	164,049
3,106	Mid-America Apartment Communities, Inc. REIT	136,105
17,139	Midwest Banc Holdings, Inc.*	8,569
5,979	Mission West Properties, Inc. REIT	39,760

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,700	Monmouth Real Estate Investment Corp., Class A REIT	$25,123
4,333	MVC Capital, Inc.	39,777
9,275	Nara Bancorp, Inc.	68,264
658	NASB Financial, Inc.	16,187
39,429	National Financial Partners Corp.	321,346
3,373	National Health Investors, Inc. REIT	101,190
469	National Interstate Corp.	8,494
6,004	National Penn Bancshares, Inc.	33,742
9,198	National Retail Properties, Inc. REIT	178,257
1,047	Navigators Group, Inc. (The)*	55,564
3,540	NBT Bancorp, Inc.	77,172
12,133	Nelnet, Inc., Class A*	170,226
9,263	NewAlliance Bancshares, Inc.	102,634
424,075	Newcastle Investment Corp. REIT	814,224
23,200	NewStar Financial, Inc.*	58,232
4,205	NGP Capital Resources Co.	30,108
2,490	Northfield Bancorp, Inc.	30,951
34,546	NorthStar Realty Finance Corp. REIT*	121,947
1,426	Northwest Bancorp, Inc.	31,372
1,538	NYMAGIC, Inc.	21,978
1,666	OceanFirst Financial Corp.	15,827
11,660	Ocwen Financial Corp.*	127,444
6,489	Old National Bancorp	67,291
3,849	Old Second Bancorp, Inc.	20,592
5,398	OMEGA Healthcare Investors, Inc. REIT	81,834
8,435	One Liberty Properties, Inc. REIT	70,601
3,315	optionsXpress Holdings, Inc.	51,813
21,888	Oriental Financial Group, Inc.	233,107
856	Oritani Financial Corp.	10,965
16,231	Pacific Capital Bancorp	20,938
4,609	PacWest Bancorp	78,261
2,112	Park National Corp.	122,665
7,471	Parkway Properties, Inc. REIT	131,863
13,705	Patriot Capital Funding, Inc.	52,764
44,172	Pennsylvania Real Estate Investment Trust REIT	323,781
4,856	Penson Worldwide, Inc.*	47,346
2,728	Peoples Bancorp, Inc.	29,299
1,508	Pico Holdings, Inc.*	51,182
3,088	Pinnacle Financial Partners, Inc.*	39,218
4,487	Piper Jaffray Cos.*	208,152
6,746	PMA Capital Corp., Class A*	32,246
1,719	Portfolio Recovery Associates, Inc.*	79,315
13,123	Post Properties, Inc. REIT	216,398
7,796	Presidential Life Corp.	72,737
4,380	PrivateBancorp, Inc., Class A	39,989
2,659	ProAssurance Corp.*	133,695
7,928	Prospect Capital Corp.	78,725
2,768	Prosperity Bancshares, Inc.	99,067
9,330	Provident Financial Services, Inc.	100,297

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,102	Provident New York Bancorp	$34,990
1,790	PS Business Parks, Inc. REIT	87,656
134,974	RAIT Financial Trust REIT*	249,702
13,204	Ramco-Gershenson Properties Trust REIT	116,723
3,757	Renasant Corp.	55,002
1,791	Republic Bancorp, Inc., Class A	32,936
17,871	Resource Capital Corp. REIT	86,496
1,769	Rewards Network, Inc.*	19,034
888	Riskmetrics Group, Inc.*	13,045
1,851	RLI Corp.	92,550
3,482	Royal Bancshares of Pennsylvania, Inc., Class A*	3,691
2,656	S&T Bancorp, Inc.	41,832
939	S.Y. Bancorp, Inc.	20,987
2,220	Safety Insurance Group, Inc.	74,303
3,520	Sanders Morris Harris Group, Inc.	20,451
2,106	Sandy Spring Bancorp, Inc.	24,345
1,984	Santander BanCorp*	22,816
993	Saul Centers, Inc. REIT	30,545
1,485	SCBT Financial Corp.	38,417
3,530	SeaBright Insurance Holdings, Inc.*	39,465
14,001	Seacoast Banking Corp. of Florida	20,861
8,541	Selective Insurance Group, Inc.	130,848
2,681	Signature Bank*	84,612
1,355	Simmons First National Corp., Class A	39,647
175,272	South Financial Group, Inc. (The)	140,218
2,787	Southwest Bancorp, Inc.	27,424
3,641	Sovran Self Storage, Inc. REIT	109,594
5,151	St. Joe Co. (The)*	123,315
6,453	State Auto Financial Corp.	104,926
2,513	StellarOne Corp.	26,663
3,326	Sterling Bancorp	22,384
10,911	Sterling Bancshares, Inc.	60,774
57,871	Sterling Financial Corp.*	46,297
6,802	Stewart Information Services Corp.	60,810
1,635	Stifel Financial Corp.*	84,955
128,577	Strategic Hotels & Resorts, Inc. REIT	227,581
818	Suffolk Bancorp	22,871
6,534	Sun Bancorp, Inc.*	26,528
5,161	Sun Communities, Inc. REIT	90,008
96,485	Sunstone Hotel Investors, Inc. REIT	728,462
11,723	Superior Bancorp*	24,853
6,364	SVB Financial Group*	262,515
3,560	SWS Group, Inc.	47,633
2,471	Tanger Factory Outlet Centers, Inc. REIT	94,071
3,946	Taubman Centers, Inc. REIT	120,392
2,348	Taylor Capital Group, Inc.*	13,384
27	Teton Advisors, Inc., Class B*	273
5,027	Texas Capital Bancshares, Inc.*	73,243
4,182	TFS Financial Corp.	48,762
10,317	Thomas Weisel Partners Group, Inc.*	46,736

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,532	TICC Capital Corp.	$41,977
18,955	TierOne Corp.*	37,720
559	Tompkins Financial Corp.	24,244
1,437	Tower Group, Inc.	35,321
1,898	TradeStation Group, Inc.*	14,653
5,159	Tree.com, Inc.*	40,292
97,770	Triad Guaranty, Inc.*	68,811
1,928	TriCo Bancshares	28,187
11,156	Trustco Bank Corp. NY	66,378
7,555	Trustmark Corp.	143,167
76,751	UCBH Holdings, Inc.*	75,216
1,943	UMB Financial Corp.	77,273
7,555	Umpqua Holdings Corp.	74,870
2,351	Union Bankshares Corp.	28,964
18,925	United America Indemnity Ltd., Class A*	132,664
7,144	United Bankshares, Inc.	127,520
28,905	United Community Banks, Inc.*	117,354
58,693	United Community Financial Corp.*	88,040
3,409	United Fire & Casualty Co.	59,589
1,052	Universal Health Realty Income Trust REIT	33,401
1,582	Univest Corp. of Pennsylvania	30,422
187	Urstadt Biddle Properties, Inc. REIT	2,674
2,608	Urstadt Biddle Properties, Inc., Class A REIT	38,520
53,390	U-Store-It Trust REIT	304,323
5,986	Virginia Commerce Bancorp*	24,064
4,460	W.P. Carey & Co. LLC	123,542
6,513	Waddell & Reed Financial, Inc., Class A	182,755
6,345	Washington REIT	169,411
2,149	Washington Trust Bancorp, Inc.	32,278
3,387	Waterstone Financial, Inc.*	11,550
3,881	WesBanco, Inc.	54,916
3,778	West Bancorporation, Inc.	16,623
19,602	West Coast Bancorp	45,281
2,053	Westamerica Bancorp	98,133
5,923	Western Alliance Bancorp*	25,765
2,016	Westfield Financial, Inc.	16,229
9,369	Whitney Holding Corp.	75,233
4,155	Wilshire Bancorp, Inc.	29,251
2,883	Winthrop Realty Trust REIT	25,832
6,003	Wintrust Financial Corp.	169,345
3,311	World Acceptance Corp.*	83,073
1,105	WSFS Financial Corp.	30,498
3,771	Zenith National Insurance Corp.	107,587
		31,952,407
	Health Care—6.1%
287	Abraxis Bioscience, Inc.*	8,960
21,090	Affymetrix, Inc.*	110,301
1,726	Air Methods Corp.*	52,712
3,067	Albany Molecular Research, Inc.*	24,965
3,808	Align Technology, Inc.*	59,862

See Notes to Financial Statements.

30

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,147	Alkermes, Inc.*	$17,112
3,180	Alliance Healthcare Services, Inc.*	17,299
1,779	Allscripts-Misys Healthcare Solutions, Inc.*	34,691
1,721	Amedisys, Inc.*	68,479
2,238	America Service Group, Inc.	29,363
3,550	American Dental Partners, Inc.*	42,209
3,573	American Medical Systems Holdings, Inc.*	55,096
9,150	AMN Healthcare Services, Inc.*	76,128
4,637	AmSurg Corp.*	97,702
955	Analogic Corp.	35,660
2,291	Angiodynamics, Inc.*	34,594
20,995	Animal Health International, Inc.*	51,018
1,312	Assisted Living Concepts, Inc., Class A*	27,185
841	Bio-Reference Labs, Inc.*	27,190
31,145	BioScrip, Inc.*	234,833
3,564	Bruker Corp.*	38,634
42,130	Cambrex Corp.*	252,780
1,398	Cantel Medical Corp.*	22,452
3,200	Capital Senior Living Corp.*	16,928
5,844	Cardiac Science Corp.*	20,454
2,993	Catalyst Health Solutions, Inc.*	93,890
4,012	Celera Corp.*	24,834
2,109	Celgene Corp.*	107,664
6,317	Centene Corp.*	112,632
1,516	Chemed Corp.	68,705
5,501	CONMED Corp.*	116,566
5,256	Cooper Cos., Inc. (The)	147,221
947	Corvel Corp.*	26,989
7,995	Cross Country Healthcare, Inc.*	66,039
1,651	Cubist Pharmaceuticals, Inc.*	27,968
828	Dionex Corp.*	56,205
4,369	Eclipsys Corp.*	81,919
2,424	Edwards Lifesciences Corp.*	186,503
8,170	Emergency Medical Services Corp., Class A*	392,323
241	Emergent Biosolutions, Inc.*	3,475
5,932	Emeritus Corp.*	110,691
914	Ensign Group, Inc. (The)	13,509
3,491	Enzon Pharmaceuticals, Inc.*	29,289
6,251	ev3, Inc.*	73,637
25,681	Five Star Quality Care, Inc.*	88,599
1,633	Gen-Probe, Inc.*	68,129
3,928	Gentiva Health Services, Inc.*	94,272
2,021	Greatbatch, Inc.*	39,753
1,240	Haemonetics Corp.*	63,860
2,910	Hanger Orthopedic Group, Inc.*	40,274
12,505	Healthsouth Corp.*	182,698
9,908	Healthspring, Inc.*	141,982
28,770	HealthTronics, Inc.*	65,883
6,742	Healthways, Inc.*	108,411
636	ICU Medical, Inc.*	22,260
2,541	IDEXX Laboratories, Inc.*	129,896

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,111	Illumina, Inc.*	$35,663
1,851	Immucor, Inc.*	33,096
1,222	Integra LifeSciences Holdings Corp.*	37,320
1,339	Intuitive Surgical, Inc.*	329,863
5,475	Invacare Corp.	122,804
6,549	inVentiv Health, Inc.*	111,202
1,468	Kendle International, Inc.*	24,780
93,654	KV Pharmaceutical Co., Class A*	355,885
505	Landauer, Inc.	26,154
8,642	LCA-Vision, Inc.*	38,889
801	LHC Group, Inc.*	22,356
3,073	Martek Biosciences Corp.*	55,191
1,074	Masimo Corp.*	28,536
1,344	MedAssets, Inc.*	29,487
6,289	MedCath Corp.*	51,633
2,893	Medical Action Industries, Inc.*	31,649
1,357	Medicines Co. (The)*	9,757
4,905	Medicis Pharmaceutical Corp., Class A	103,839
4,171	MEDNAX, Inc.*	216,558
919	Meridian Bioscience, Inc.	20,393
2,069	Merit Medical Systems, Inc.*	35,132
2,188	Molina Healthcare, Inc.*	40,959
1,564	MWI Veterinary Supply, Inc.*	55,366
686	Myriad Genetics, Inc.*	16,656
172	Myriad Pharmaceuticals, Inc.*	949
824	National Healthcare Corp.	29,639
2,507	Odyssey HealthCare, Inc.*	34,948
3,289	Orthofix International NV (Netherlands)*	105,248
5,359	Par Pharmaceutical Cos., Inc.*	112,378
8,416	Parexel International Corp.*	105,368
3,025	PDI, Inc.*	15,186
6,891	PDL BioPharma, Inc.	57,953
8,207	PerkinElmer, Inc.	152,732
5,873	Perrigo Co.	218,417
4,445	PharMerica Corp.*	68,586
1,381	Phase Forward, Inc.*	18,105
6,858	Providence Service Corp. (The)*	85,451
6,536	PSS World Medical, Inc.*	132,158
4,562	Psychiatric Solutions, Inc.*	94,160
604	Quality Systems, Inc.	36,856
3,099	RehabCare Group, Inc.*	58,106
5,128	Res-Care, Inc.*	61,690
2,500	ResMed, Inc.*	123,025
3,540	Salix Pharmaceuticals Ltd.*	65,101
3,217	Sirona Dental Systems, Inc.*	86,569
7,728	Skilled Healthcare Group, Inc., Class A*	62,133
1,009	SonoSite, Inc.*	25,013
4,588	STERIS Corp.	134,245
7,108	Sun Healthcare Group, Inc.*	64,541
1,040	SurModics, Inc.*	26,634
4,554	Symmetry Medical, Inc.*	36,295

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,276	Techne Corp.	$79,763
1,634	Thoratec Corp.*	42,909
9,379	TomoTherapy, Inc.*	31,138
6,944	Triple-S Management Corp., Class B*	115,965
905	United Therapeutics Corp.*	38,499
4,973	Valeant Pharmaceuticals International*	146,206
3,934	Varian, Inc.*	201,421
5,120	VCA Antech, Inc.*	121,958
11,166	ViroPharma, Inc.*	84,192
6,873	WellCare Health Plans, Inc.*	179,591
2,456	West Pharmaceutical Services, Inc.	96,938
1,604	Wright Medical Group, Inc.*	26,065
2,420	Zoll Medical Corp.*	46,996
		9,298,978
	Industrials—16.3%
5,649	A.O. Smith Corp.	223,870
895	AAON, Inc.	16,119
6,968	AAR Corp.*	136,642
8,795	ABM Industries, Inc.	165,170
115,211	ACCO Brands Corp.*	698,179
3,632	Aceto Corp.	20,121
10,804	Actuant Corp., Class A	168,650
3,145	Administaff, Inc.	78,059
1,498	Advisory Board Co. (The)*	36,911
532	Aerovironment, Inc.*	14,183
412,438	Air Transport Services Group, Inc.*	1,068,214
27,775	AirTran Holdings, Inc.*	117,488
1,728	Alamo Group, Inc.	23,674
10,530	Albany International Corp., Class A	175,430
407	Allegiant Travel Co.*	15,348
6,664	Altra Holdings, Inc.*	58,443
1,411	American Commercial Lines, Inc.*	30,266
2,392	American Railcar Industries, Inc.	23,920
11,734	American Reprographics Co.*	70,404
341	American Science & Engineering, Inc.	22,547
2,359	American Woodmark Corp.	46,402
613	Ameron International Corp.	36,155
1,658	Ampco-Pittsburgh Corp.	44,600
398	Amrep Corp.*	4,844
4,336	Apogee Enterprises, Inc.	57,409
6,552	Applied Industrial Technologies, Inc.	132,547
1,536	Argon ST, Inc.*	28,570
28,924	Aries Maritime Transport Ltd. (Bermuda)*	28,635
6,639	Arkansas Best Corp.	171,419
2,608	Astec Industries, Inc.*	59,984
4,463	ATC Technology Corp.*	93,277
8,773	Atlas Air Worldwide Holdings, Inc.*	230,642
744	Badger Meter, Inc.	27,729
8,083	Baldor Electric Co.	208,946
7,939	Barnes Group, Inc.	125,833

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,397	Beacon Roofing Supply, Inc.*	$120,581
12,045	Belden, Inc.	276,433
6,034	Blount International, Inc.*	54,547
42,949	Bowne & Co., Inc.	280,457
7,118	Brady Corp., Class A	192,755
6,293	Bucyrus International, Inc.	279,535
23,672	Builders FirstSource, Inc.*	92,084
5,308	CAI International, Inc.*	39,810
2,565	Cascade Corp.	63,715
18,117	Casella Waste Systems, Inc., Class A*	50,546
6,754	CBIZ, Inc.*	47,548
7,099	CDI Corp.	86,466
6,351	Celadon Group, Inc.*	61,986
33,312	Cenveo, Inc.*	235,849
4,403	Ceradyne, Inc.*	70,976
8,029	Chart Industries, Inc.*	158,733
21,056	China Technology Development Group Corp. (China)*	91,172
1,462	CIRCOR International, Inc.	39,840
3,471	CLARCOR, Inc.	102,152
1,318	Clean Harbors, Inc.*	74,401
11,312	Coleman Cable, Inc.*	39,253
3,714	Colfax Corp.*	40,408
5,929	Columbus McKinnon Corp.*	98,125
4,837	Comfort Systems USA, Inc.	52,723
83,700	Commercial Vehicle Group, Inc.*	395,901
1,435	Compx International, Inc.	10,088
6,105	COMSYS IT Partners, Inc.*	41,819
5,609	Consolidated Graphics, Inc.*	112,517
2,659	Copa Holdings SA, Class A (Panama)	112,290
3,196	Copart, Inc.*	102,815
2,287	Cornell Cos., Inc.*	52,235
3,850	Corporate Executive Board Co. (The)	92,439
1,061	CoStar Group, Inc.*	41,188
2,081	Courier Corp.	30,861
18,335	Covenant Transport Group, Inc., Class A*	92,408
1,700	CRA International, Inc.*	42,075
1,555	Cubic Corp.	53,974
4,190	Curtiss-Wright Corp.	124,946
9,465	Deswell Industries, Inc. (Hong Kong)	40,983
9,698	Diamond Management & Technology Consultants, Inc.	57,412
6,433	Diana Shipping, Inc. (Greece)	83,114
33,163	DryShips, Inc. (Greece)	200,305
2,368	Ducommun, Inc.	40,303
1,249	DXP Enterprises, Inc.*	14,339
19,370	Dycom Industries, Inc.*	191,376
2,103	Dynamex, Inc.*	38,969
5,649	DynCorp International, Inc., Class A*	96,033
34,076	Eagle Bulk Shipping, Inc.	161,520
3,069	Encore Wire Corp.	63,682

See Notes to Financial Statements.

32

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,002	Energy Conversion Devices, Inc.*	$21,562
20,581	EnergySolutions, Inc.	171,646
11,013	EnerSys*	243,387
6,390	Ennis, Inc.	96,809
5,158	EnPro Industries, Inc.*	116,468
1,961	ESCO Technologies, Inc.*	77,028
5,020	Esterline Technologies Corp.*	211,392
22,474	Evergreen Solar, Inc.*	32,587
43,153	Excel Maritime Carriers Ltd. (Liberia)	243,383
879	Exponent, Inc.*	22,863
13,073	Federal Signal Corp.	80,268
7,354	First Advantage Corp., Class A*	129,430
401	First Solar, Inc.*	48,894
4,392	Force Protection, Inc.*	19,325
2,121	Forward Air Corp.	45,262
4,884	Franklin Covey Co.*	25,494
1,741	Franklin Electric Co., Inc.	47,494
53,954	FreeSeas, Inc. (Marshall Islands)	72,298
2,751	FreightCar America, Inc.	64,869
3,127	FTI Consulting, Inc.*	127,613
3,896	G&K Services, Inc., Class A	86,296
7,137	Genco Shipping & Trading Ltd.*	141,955
3,398	Genesee & Wyoming, Inc., Class A*	98,576
6,282	Geo Group, Inc. (The)*	132,864
1,221	GeoEye, Inc.*	30,977
9,195	Gibraltar Industries, Inc.	99,490
1,320	Gorman-Rupp Co. (The)	32,591
5,440	Graco, Inc.	149,818
12,831	GrafTech International Ltd.*	173,219
14,773	Great Lakes Dredge & Dock Corp.	90,558
16,308	Greenbrier Cos., Inc.	144,815
14,352	Griffon Corp.*	125,867
5,784	H&E Equipment Services, Inc.*	61,310
7,491	Hardinge, Inc.	39,328
9,947	Hawaiian Holdings, Inc.*	70,524
2,284	Healthcare Services Group, Inc.	45,109
5,289	Heartland Express, Inc.	71,930
522	HEICO Corp.	19,852
1,396	HEICO Corp., Class A	43,081
2,389	Heidrick & Struggles International, Inc.	65,363
2,232	Herley Industries, Inc.*	25,244
9,835	Herman Miller, Inc.	151,951
17,618	Hexcel Corp.*	193,798
15,445	Horizon Lines, Inc., Class A	81,086
3,217	Houston Wire & Cable Co.	38,894
4,283	Hub Group, Inc., Class A*	106,475
53,094	Hudson Highland Group, Inc.*	172,025
1,628	Hurco Cos., Inc.*	25,885
622	Huron Consulting Group, Inc.*	14,430
498	ICF International, Inc.*	14,268
6,577	ICT Group, Inc.*	104,245

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,138	IDEX Corp.	$146,073
1,771	IHS, Inc., Class A*	91,667
2,113	II-VI, Inc.*	55,931
4,242	Insituform Technologies, Inc., Class A*	89,930
4,729	Insteel Industries, Inc.	52,586
6,634	Integrated Electrical Services, Inc.*	43,652
27,073	Interface, Inc., Class A	210,086
7,429	Interline Brands, Inc.*	108,463
2,028	Intersections, Inc.*	11,560
6,677	John Bean Technologies Corp.	109,636
3,225	Kadant, Inc.*	41,570
5,286	Kaman Corp.	109,209
2,296	Kaydon Corp.	80,337
9,018	Kforce, Inc.*	105,781
4,255	KHD Humboldt Wedag International Ltd. (Canada)*	38,976
14,412	Kimball International, Inc., Class B	108,090
3,953	Kirby Corp.*	133,611
4,012	Knight Transportation, Inc.	64,352
11,013	Knoll, Inc.	107,927
7,403	Korn/Ferry International*	118,152
4,593	Ladish Co., Inc.*	59,525
3,574	Landstar System, Inc.	125,948
1,365	Lawson Products, Inc.	21,226
3,624	Layne Christensen Co.*	93,862
1,427	LB Foster Co., Class A*	40,070
12,342	LECG Corp.*	42,580
994	Lindsay Corp.	32,633
2,721	LS Starrett Co., Class A	27,890
7,946	LSI Industries, Inc.	55,543
10,128	Lydall, Inc.*	50,640
5,038	M&F Worldwide Corp.*	107,209
2,284	Marten Transport Ltd.*	40,061
5,385	MasTec, Inc.*	63,543
2,961	McGrath Rentcorp	58,480
1,303,271	Mesa Air Group, Inc.*	216,343
8,194	Metalico, Inc.*	33,104
1,075	Michael Baker Corp.*	38,377
1,517	Middleby Corp. (The)*	68,735
4,249	Miller Industries, Inc.*	42,702
3,736	Mine Safety Appliances Co.	95,231
5,778	Mobile Mini, Inc.*	83,781
13,783	Monster Worldwide, Inc.*	200,129
5,908	NACCO Industries, Inc., Class A	352,117
4,846	Navigant Consulting, Inc.*	69,007
24,680	NCI Building Systems, Inc.*	48,373
20,851	NN, Inc.	92,787
2,863	Nordson Corp.	151,081
1,273	Northwest Pipe Co.*	38,317
5,361	Old Dominion Freight Line, Inc.*	139,332
10,992	On Assignment, Inc.*	66,392

See Notes to Financial Statements.

33

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,818	Orbital Sciences Corp.*	$62,056
2,487	Orion Marine Group, Inc.*	47,352
5,756	Otter Tail Corp.	133,885
2,419	P.A.M. Transportation Services, Inc.*	18,771
25,231	Pacer International, Inc.	72,161
13,202	Park-Ohio Holdings Corp.*	82,116
12,588	PGT, Inc.*	31,092
3,350	Pike Electric Corp.*	42,043
31,814	Pinnacle Airlines Corp.*	191,838
10,436	Polypore International, Inc.*	114,379
832	Powell Industries, Inc.*	30,601
32,066	Power-One, Inc.*	88,182
332	Preformed Line Products Co.	12,782
9,986	Quality Distribution, Inc.*	37,348
4,713	Quanex Building Products Corp.	70,082
1,288	Raven Industries, Inc.	31,814
2,342	RBC Bearings, Inc.*	50,376
4,300	Regal-Beloit Corp.	201,584
11,578	Republic Airways Holdings, Inc.*	92,740
6,988	Resources Connection, Inc.*	120,683
2,568	Robbins & Myers, Inc.	59,578
2,193	Rollins, Inc.	39,649
2,786	Rush Enterprises, Inc., Class B*	25,492
6,773	Rush Enterprises, Inc., Class A*	73,961
7,227	Saia, Inc.*	105,948
6,053	Sauer-Danfoss, Inc.	43,582
2,546	Schawk, Inc.	25,002
6,407	School Specialty, Inc.*	142,556
4,417	Simpson Manufacturing Co., Inc.	103,314
90,957	Spherion Corp.*	450,237
608	Standard Parking Corp.*	10,701
9,110	Standard Register Co. (The)	43,455
4,109	Standex International Corp.	72,236
526	Stanley, Inc.*	14,859
2,314	Stericycle, Inc.*	121,184
1,421	Sterling Construction Co., Inc.*	22,921
597	SunPower Corp., Class A*	14,812
462	SunPower Corp., Class B*	10,007
2,544	Sykes Enterprises, Inc.*	60,395
14,285	Sypris Solutions, Inc.	44,284
5,779	TAL International Group, Inc.	68,539
5,183	TBS International Ltd., Class A (Bermuda)*	42,656
1,851	Team, Inc.*	30,042
18,555	Tecumseh Products Co., Class A*	193,900
5,288	Teledyne Technologies, Inc.*	180,638
4,272	Tennant Co.	113,892
4,673	Tetra Tech, Inc.*	120,236
4,704	Textainer Group Holdings Ltd.	70,842
17,052	Thermadyne Holdings Corp.*	102,994
6,818	Titan International, Inc.	57,271
1,614	Titan Machinery, Inc.*	17,318

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,425	Toro Co. (The)	$200,834
1,430	TransDigm Group, Inc.*	56,027
4,065	Tredegar Corp.	55,406
1,150	Trex Co., Inc.*	18,296
34,520	Trimas Corp.*	155,340
2,009	Triumph Group, Inc.	94,041
11,088	TrueBlue, Inc.*	134,165
6,209	Tutor Perini Corp.*	109,589
4,216	Twin Disc, Inc.	39,588
9,150	Ultrapetrol Bahamas Ltd.*	44,835
4,010	Universal Forest Products, Inc.	143,077
2,857	Universal Truckload Services, Inc.	46,969
1,731	USA Truck, Inc.*	19,439
1,451	Valmont Industries, Inc.	104,864
5,367	Viad Corp.	93,923
3,495	Vicor Corp.	23,836
28,613	Wabash National Corp.	56,081
2,878	Wabtec Corp.	105,795
5,094	Waste Connections, Inc.*	160,104
7,790	Waste Services, Inc.*	51,102
3,242	Watsco, Inc.	166,055
2,342	Watson Wyatt Worldwide, Inc., Class A	102,064
5,726	Watts Water Technologies, Inc., Class A	161,759
7,282	WCA Waste Corp.*	29,201
2,273	Willis Lease Finance Corp.*	28,935
5,150	Woodward Governor Co.	121,076
38,180	Xerium Technologies, Inc.*	37,035
		24,710,642
	Information Technology—15.3%
35,788	3Com Corp.*	183,950
2,882	Actel Corp.*	34,353
14,283	Acxiom Corp.	163,969
16,239	Adaptec, Inc.*	51,802
45,094	ADC Telecommunications, Inc.*	292,660
4,998	ADTRAN, Inc.	115,154
5,285	Advanced Energy Industries, Inc.*	64,530
693	Advent Software, Inc.*	26,486
15,759	Agilysys, Inc.	74,225
1,979	Airvana, Inc.*	12,092
6,730	Akamai Technologies, Inc.*	148,060
1,930	Amdocs Ltd. (Guernsey)*	48,636
3,129	ANSYS, Inc.*	126,975
11,146	Applied Micro Circuits Corp.*	87,162
3,965	Ariba, Inc.*	46,866
16,171	Arris Group, Inc.*	165,914
2,289	Atheros Communications, Inc.*	56,355
3,602	ATMI, Inc.*	54,570
4,896	Avid Technology, Inc.*	61,836
7,340	Avocent Corp.*	182,546
154,052	Axcelis Technologies, Inc.*	146,349

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,607	BEL Fuse, Inc., Class B	$47,187
3,399	Black Box Corp.	90,107
771	Blackbaud, Inc.	17,108
621	Blackboard, Inc.*	22,027
2,155	Blue Coat Systems, Inc.*	48,013
15,229	Brooks Automation, Inc.*	104,776
2,613	Cabot Microelectronics Corp.*	83,564
32,674	CDC Corp., Class A (Hong Kong)*	76,130
9,939	Checkpoint Systems, Inc.*	134,872
308,610	ChipMOS TECHNOLOGIES Bermuda Ltd. (Taiwan)*	231,458
33,316	Ciber, Inc.*	107,278
14,319	Ciena Corp.*	167,962
6,482	Cirrus Logic, Inc.*	31,373
1,257	Cogent, Inc.*	12,130
4,155	Cognex Corp.	66,854
4,745	Coherent, Inc.*	119,242
3,070	Cohu, Inc.	34,937
16,435	Commtouch Software Ltd. (Israel)*	51,770
21,806	Compuware Corp.*	153,950
1,764	Comtech Telecommunications Corp.*	56,660
1,929	Concur Technologies, Inc.*	68,750
49,649	Conexant Systems, Inc.*	136,038
2,268	CPI International, Inc.*	22,453
5,793	Cree, Inc.*	243,885
3,888	CSG Systems International, Inc.*	63,530
13,797	CTS Corp.	123,621
3,546	Cymer, Inc.*	121,415
19,144	Cypress Semiconductor Corp.*	161,384
3,912	Daktronics, Inc.	29,418
2,840	DealerTrack Holdings, Inc.*	46,803
3,421	Digi International, Inc.*	27,197
1,190	Digital River, Inc.*	27,168
4,290	Diodes, Inc.*	70,270
4,146	Dolby Laboratories, Inc., Class A*	173,883
5,232	DSP Group, Inc.*	30,241
2,586	Dynamics Research Corp.*	33,127
16,575	EarthLink, Inc.	134,258
5,941	EchoStar Corp., Class A*	107,889
2,857	Electro Rent Corp.	30,598
7,204	Electro Scientific Industries, Inc.*	78,812
3,829	Electronics for Imaging, Inc.*	44,646
1,486	EMS Technologies, Inc*	25,901
14,699	Emulex Corp.*	148,460
140,316	Entegris, Inc.*	527,588
13,522	Epicor Software Corp.*	104,390
1,939	EPIQ Systems, Inc.*	24,451
1,565	Equinix, Inc.*	133,526
7,757	Euronet Worldwide, Inc.*	183,453
4,842	Exar Corp.*	33,410
706	ExlService Holdings, Inc.*	9,609

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,606	Extreme Networks, Inc.*	$42,996
3,823	F5 Networks, Inc.*	171,614
1,370	FactSet Research Systems, Inc.	87,749
7,623	Fair Isaac Corp.	154,976
1,679	FARO Technologies, Inc.*	25,957
3,987	FEI Co.*	94,930
10,773	Finisar Corp.*	80,259
4,685	FLIR Systems, Inc.*	130,290
4,354	FormFactor, Inc.*	73,974
1,153	Forrester Research, Inc.*	29,205
3,303	Gartner, Inc.*	61,502
6,373	Genpact Ltd.*	75,902
16,398	Gerber Scientific, Inc.*	75,759
10,599	Global Cash Access Holdings, Inc.*	67,092
3,798	Global Payments, Inc.	186,976
2,558	GSI Commerce, Inc.*	48,525
43,476	GSI Group, Inc. (Canada)*	35,281
43,016	Harris Stratex Networks, Inc., Class A*	271,001
3,537	Heartland Payment Systems, Inc.	43,470
699	Hittite Microwave Corp.*	25,723
2,114	Hughes Communications, Inc.*	49,298
30,943	Hutchinson Technology, Inc.*	180,088
17,713	Hypercom Corp.*	50,482
3,989	iGate Corp.	35,223
15,599	Imation Corp.	137,583
13,175	infoGROUP, Inc.*	86,428
1,730	Informatica Corp.*	36,728
30,878	Integrated Device Technology, Inc.*	181,563
1,263	InterDigital, Inc.*	25,967
5,667	Intermec, Inc.*	69,817
9,962	Internap Network Services Corp.*	31,878
4,290	Internet Brands, Inc., Class A*	31,918
11,015	Intersil Corp., Class A	138,238
5,260	Intevac, Inc.*	53,652
23,728	iPass, Inc.*	30,846
864	IPG Photonics Corp.*	11,802
2,332	Itron, Inc.*	140,013
2,465	Ixia*	16,392
2,322	IXYS Corp.*	15,557
1,962	j2 Global Communications, Inc.*	40,123
5,638	Jack Henry & Associates, Inc.	130,069
4,397	JDA Software Group, Inc.*	87,236
5,307	Kenexa Corp.*	66,868
33,720	Kulicke & Soffa Industries, Inc.*	156,798
16,644	L-1 Identity Solutions, Inc.*	98,366
14,337	Lawson Software, Inc.*	90,466
18,529	Lionbridge Technologies, Inc.*	38,726
4,671	Littelfuse, Inc.*	128,733
5,717	LoJack Corp.*	24,126
5,181	Loral Space & Communications, Inc.*	136,882
1,534	Manhattan Associates, Inc.*	35,205

See Notes to Financial Statements.

35

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,776	ManTech International Corp., Class A*	$77,895
5,645	Marchex, Inc., Class B	25,572
46,160	Mattson Technology, Inc.*	97,859
1,301	MAXIMUS, Inc.	60,184
5,585	Measurement Specialties, Inc.*	43,060
20,765	Mentor Graphics Corp.*	151,585
3,333	Mercury Computer Systems, Inc.*	35,663
79,888	Merix Corp.*	127,022
12,532	Methode Electronics, Inc., Class A	90,857
2,027	Micrel, Inc.	15,142
5,525	MICROS Systems, Inc.*	148,733
7,037	Microsemi Corp.*	93,662
954	MicroStrategy, Inc., Class A*	83,256
7,926	MKS Instruments, Inc.*	123,963
37,839	ModusLink Global Solutions, Inc.*	311,037
1,490	MTS Systems Corp.	39,485
1,401	Multi-Fineline Electronix, Inc.*	38,177
18,313	Nam Tai Electronics, Inc. (Hong Kong)	101,637
2,099	National Instruments Corp.	56,043
9,747	Ness Technologies, Inc.*	64,233
2,619	Net 1 UEPS Technologies, Inc.*	45,806
3,448	NETGEAR, Inc.*	62,857
2,838	NeuStar, Inc., Class A*	65,558
10,839	Newport Corp.*	80,642
1,353	Novatel Wireless, Inc.*	12,069
37,651	Novell, Inc.*	153,993
16,311	Nu Horizons Electronics Corp.*	63,450
10,317	Nuance Communications, Inc.*	135,256
9,487	OmniVision Technologies, Inc.*	116,311
32,159	ON Semiconductor Corp.*	215,144
118,044	Openwave Systems, Inc.*	267,960
11,724	Opnext, Inc.*	28,841
2,330	OSI Systems, Inc.*	45,738
12,382	Palm, Inc.*	143,755
12,394	Parametric Technology Corp.*	184,795
2,837	Park Electrochemical Corp.	63,776
6,377	PC Connection, Inc.*	37,497
10,218	PC Mall, Inc.*	72,446
3,450	Pericom Semiconductor Corp.*	32,465
78,380	Photronics, Inc.*	327,628
8,013	Plantronics, Inc.	193,193
7,596	Plexus Corp.*	192,179
4,960	PMC - Sierra, Inc.*	42,259
8,418	Polycom, Inc.*	180,734
1,456	Power Integrations, Inc.	45,427
138,105	Powerwave Technologies, Inc.*	172,631
3,861	Progress Software Corp.*	89,189
10,248	QLogic Corp.*	179,750
4,652	Quest Software, Inc.*	78,014
2,660	Rackspace Hosting, Inc.*	44,555
6,904	Radiant Systems, Inc.*	67,935

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,406	RadiSys Corp.*	$37,495
21,428	RealNetworks, Inc.*	76,498
4,272	Red Hat, Inc.*	110,260
1,512	Renaissance Learning, Inc.	13,729
133,345	RF Micro Devices, Inc.*	530,713
8,950	Richardson Electronics Ltd.	50,568
4,031	Rofin-Sinar Technologies, Inc.*	86,465
1,700	Rogers Corp.*	44,115
3,305	Rovi Corp.*	91,053
9,399	Rudolph Technologies, Inc.*	59,590
3,989	S1 Corp.*	23,934
1,324	Salesforce.com, Inc.*	75,137
6,758	Sapient Corp.*	55,010
4,079	SAVVIS, Inc.*	60,328
6,299	ScanSource, Inc.*	159,932
6,848	Semitool, Inc.*	48,347
1,883	Semtech Corp.*	29,130
1,976	Sigma Designs, Inc.*	23,732
7,545	Silicon Graphics International Corp.*	44,968
14,790	Silicon Image, Inc.*	31,207
2,374	Silicon Laboratories, Inc.*	99,471
26,231	Silicon Storage Technology, Inc.*	53,249
870	SINA Corp. (China)*	32,529
16,314	Skyworks Solutions, Inc.*	170,155
33,582	SMART Modular Technologies (WWH), Inc.*	136,343
3,194	Solera Holdings, Inc.	102,911
5,930	SonicWALL, Inc.*	47,084
32,332	Sonus Networks, Inc.*	62,077
5,903	SRA International, Inc., Class A*	110,740
2,915	Standard Microsystems Corp.*	56,143
7,036	StarTek, Inc.*	40,809
2,832	STEC, Inc.*	60,378
4,886	Super Micro Computer, Inc.*	39,381
2,264	Switch & Data Facilities Co., Inc.*	37,877
2,851	Sybase, Inc.*	112,786
17,266	Sycamore Networks, Inc.*	49,208
7,119	Symmetricom, Inc.*	34,100
6,365	Symyx Technologies, Inc.*	37,363
1,153	Synaptics, Inc.*	25,943
764	Syntel, Inc.	27,374
17,270	Take-Two Interactive Software, Inc.*	189,452
54,030	Technitrol, Inc.	420,894
4,157	Tekelec*	62,438
7,444	TeleTech Holdings, Inc.*	133,173
2,600	Tessco Technologies, Inc.	44,070
3,898	Tessera Technologies, Inc.*	86,185
47,383	THQ, Inc.*	247,813
17,374	TIBCO Software, Inc.*	152,023
15,360	TNS, Inc.*	434,074
19,255	Trident Microsystems, Inc.*	36,199

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,994	Trimble Navigation Ltd.*	$188,604
22,871	TriQuint Semiconductor, Inc.*	123,275
9,727	TTM Technologies, Inc.*	98,924
1,147	Tyler Technologies, Inc.*	21,816
17,234	Ultra Clean Holdings, Inc.*	94,959
14,534	United Online, Inc.	116,272
134,925	Utstarcom, Inc.*	244,214
11,852	ValueClick, Inc.*	116,624
4,875	Varian Semiconductor Equipment Associates, Inc.*	138,401
6,670	Veeco Instruments, Inc.*	162,415
8,507	VeriFone Holdings, Inc.*	113,143
10,484	Verigy Ltd. (Singapore)*	103,163
2,861	ViaSat, Inc.*	83,398
805	VistaPrint NV (Netherlands)*	41,095
6,130	WebMD Health Corp.*	208,788
19,994	WebMediaBrands, Inc.*	12,596
2,004	Websense, Inc.*	32,184
64,493	Westell Technologies, Inc., Class A*	72,232
5,718	X-Rite, Inc.*	11,436
6,162	Xyratex Ltd. (Bermuda)*	64,393
6,214	Zebra Technologies Corp., Class A*	155,350
10,491	Zoran Corp.*	93,055
4,863	Zygo Corp.*	33,603
		23,259,625
	Materials—6.0%
6,509	A. Schulman, Inc.	113,061
6,191	A.M. Castle & Co.	69,773
2,326	AEP Industries, Inc.*	81,131
2,481	AMCOL International Corp.	64,605
5,007	Arch Chemicals, Inc.	138,644
4,644	Brush Engineered Materials, Inc.*	85,682
25,544	Buckeye Technologies, Inc.*	228,874
7,998	Bway Holding Co.*	142,124
1,567	Calgon Carbon Corp.*	24,821
10,075	Carpenter Technology Corp.	211,877
44,482	Century Aluminum Co.*	385,659
8,436	Clearwater Paper Corp.*	381,898
1,112	Compass Minerals International, Inc.	69,300
726	Deltic Timber Corp.	30,855
5,661	Eagle Materials, Inc.	140,676
84,314	Ferro Corp.	516,845
13,640	Georgia Gulf Corp.*	196,007
11,401	Glatfelter	120,509
6,709	H.B. Fuller Co.	128,209
4,342	Haynes International, Inc.*	122,965
84,024	Headwaters, Inc.*	346,179
31,167	Hecla Mining Co.*	128,096
13,263	Horsehead Holding Corp.*	126,396
15,751	ICO, Inc.*	60,484

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,064	Innophos Holdings, Inc.	$59,288
11,781	Innospec, Inc.	139,251
3,422	Kaiser Aluminum Corp.	136,709
12,105	KapStone Paper and Packaging Corp.*	84,009
4,296	Koppers Holdings, Inc.	112,211
2,559	LSB Industries, Inc.*	31,732
128,300	Mercer International, Inc.*	274,562
3,053	Minerals Technologies, Inc.	150,391
10,812	Myers Industries, Inc.	94,821
9,689	Neenah Paper, Inc.	100,281
1,966	NewMarket Corp.	183,821
1,323	NL Industries, Inc.	8,203
3,775	Olympic Steel, Inc.	95,507
7,823	OM Group, Inc.*	211,377
44,374	Omnova Solutions, Inc.*	284,437
4,677	Penford Corp.	27,594
5,411	Quaker Chemical Corp.	111,467
3,756	Rock-Tenn Co., Class A	164,513
1,012	Royal Gold, Inc.	44,700
6,001	RTI International Metals, Inc.*	124,281
4,878	Schnitzer Steel Industries, Inc., Class A	210,925
3,471	Schweitzer-Mauduit International, Inc.	179,277
5,755	Sensient Technologies Corp.	145,544
31,894	Solutia, Inc.*	350,834
31,861	Spartech Corp.	304,910
967	Stepan Co.	55,351
10,585	Stillwater Mining Co.*	65,627
6,003	Texas Industries, Inc.	199,840
9,866	Titanium Metals Corp.	84,848
31,513	U.S. Concrete, Inc.*	50,736
2,151	Universal Stainless & Alloy Products, Inc.*	32,459
1,650	Valhi, Inc.	15,493
62,731	Verso Paper Corp.	147,418
23,355	W.R. Grace & Co.*	511,241
3,363	Walter Energy, Inc.	196,735
13,145	Wausau Paper Corp.	115,282
3,826	Zep, Inc.	65,425
5,020	Zoltek Cos., Inc.*	44,728
		9,130,498
	Telecommunication Services—0.9%
9,725	Alaska Communications Systems Group, Inc.	75,660
703	Atlantic Tele-Network, Inc.	32,226
989	Cbeyond, Inc.*	13,203
2,375	Centennial Communications Corp.*	20,092
56,765	Cincinnati Bell, Inc.*	174,836
5,218	Consolidated Communications Holdings, Inc.	72,113
8,878	General Communication, Inc., Class A*	54,600
3,262	Global Crossing Ltd.*	37,187

See Notes to Financial Statements.

37

Schedule of Investments (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
71,325	Globalstar, Inc.*	$46,361
4,509	Iowa Telecommunications Services, Inc.	53,071
2,388	NTELOS Holdings Corp.	36,059
22,932	PAETEC Holding Corp.*	74,300
2,541	SBA Communications Corp., Class A*	71,682
934	Shenandoah Telecommunications Co.	15,588
3,726	SureWest Communications*	32,863
3,499	Syniverse Holdings, Inc.*	59,938
14,466	tw telecom, Inc.*	182,272
12,719	USA Mobility, Inc.*	138,637
29,043	Virgin Mobile USA, Inc., Class A*	116,172
		1,306,860
	Utilities—1.3%
5,064	ALLETE, Inc.	171,416
1,475	American States Water Co.	48,896
9,771	Avista Corp.	185,258
1,482	California Water Service Group	54,197
1,759	Central Vermont Public Service Corp.	34,107
2,339	CH Energy Group, Inc.	96,858
862	Chesapeake Utilities Corp.	27,308
6,894	Cleco Corp.	170,626
8,010	El Paso Electric Co.*	150,187
6,002	Empire District Electric Co. (The)	108,396
2,149	ITC Holdings Corp.	95,459
3,029	Laclede Group, Inc. (The)	93,021
2,444	MGE Energy, Inc.	85,589
1,359	Middlesex Water Co.	20,915
2,733	Northwest Natural Gas Co.	114,267
7,006	NorthWestern Corp.	169,195
821	Ormat Technologies, Inc.	31,034
1,108	SJW Corp.	24,121
2,441	South Jersey Industries, Inc.	86,143
4,358	Southwest Water Co.	24,274
6,000	UIL Holdings Corp.	154,080
		1,945,347
	Total Common Stocks and Other Equity Interests (Cost $149,769,637)	151,634,197
	Right—0.0%
835	Winthrop Realty Trust REIT*, expiring 11/19/2009 (Cost $0)	0

Number of Shares		Value
	Money Market Fund—0.2%
201,392	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $201,392)	$201,392
	Total Investments (Cost $149,971,029)—100.1%	151,835,589
	Liabilities in excess of other assets—(0.1%)	(78,085)
	Net Assets—100.0%	$151,757,504

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

38

Portfolio Composition

PowerShares NXQ Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	37.2
Health Care	25.3
Consumer Discretionary	20.5
Consumer Staples	4.8
Industrials	3.9
Materials	2.6
Telecommunication Services	2.1
Energy	1.9
Money Market Fund	0.1
Other	1.6

Schedule of Investments

PowerShares NXQ Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.3%
	Consumer Discretionary—20.5%
950	Ctrip.com International Ltd. ADR (China)*	$50,863
1,830	Discovery Communications, Inc., Class A*	50,325
1,210	Dollar Tree, Inc.*	54,607
1,035	DreamWorks Animation SKG, Inc., Class A*	33,120
1,930	LKQ Corp.*	33,331
785	Netflix, Inc.*	41,958
1,085	Penn National Gaming, Inc.*	27,266
1,705	PetSmart, Inc.	40,119
195	Strayer Education, Inc.	39,579
4,445	Virgin Media, Inc.	62,097
		433,265
	Consumer Staples—4.8%
595	Green Mountain Coffee Roasters, Inc.*	39,597
1,900	Whole Foods Market, Inc.*	60,914
		100,511
	Energy—1.9%
1,661	Linn Energy LLC	40,695
	Health Care—25.3%
1,190	Alexion Pharmaceuticals, Inc.*	52,848
1,980	Allscripts-Misys Healthcare Solutions, Inc.*	38,610
1,580	Dendreon Corp.*	39,926
1,605	Endo Pharmaceuticals Holdings, Inc.*	35,952
800	IDEXX Laboratories, Inc.*	40,896
4,120	Mylan, Inc.*	66,909
1,325	Myriad Genetics, Inc.*	32,171
860	Onyx Pharmaceuticals, Inc.*	22,876
1,255	Perrigo Co.	46,673
2,700	QIAGEN NV (Netherlands)*	56,241
740	Shire PLC ADR*	39,442

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
515	Techne Corp.	$32,193
735	United Therapeutics Corp.*	31,267
		536,004
	Industrials—3.9%
1,025	Bucyrus International, Inc.	45,531
1,150	Copart, Inc.*	36,995
		82,526
	Information Technology—37.2%
1,200	ANSYS, Inc.*	48,696
1,845	ASML Holding NV (Netherlands)*	49,704
5,685	Brocade Communications Systems, Inc.*	48,777
1,400	Cree, Inc.*	58,940
525	Equinix, Inc.*	44,793
1,070	F5 Networks, Inc.*	48,032
1,105	MICROS Systems, Inc.*	29,747
1,005	NetEase.com, Inc. ADR (China)*	38,813
3,650	Nuance Communications, Inc.*	47,852
5,770	ON Semiconductor Corp.*	38,601
2,240	Palm, Inc.*	26,006
1,400	Rovi Corp.*	38,570
3,065	SanDisk Corp.*	62,771
530	Sohu.com, Inc.*	29,468
1,965	Synopsys, Inc.*	43,230
3,570	Telefonaktiebolaget LM Ericsson ADR (Sweden)*	37,128
5,425	Tellabs, Inc.*	32,659
1,640	Trimble Navigation Ltd.*	34,391
1,015	Varian Semiconductor Equipment Associates, Inc.*	28,816
		786,994

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares NXQ Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Materials—2.6%
815	Randgold Resources Ltd. ADR (Channel Islands)*	$54,369
	Telecommunication Services—2.1%
1,585	SBA Communications Corp., Class A*	44,713
	Total Common Stocks and Other Equity Interests (Cost $1,890,766)	2,079,077
	Money Market Fund—0.1%
1,806	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,806)	1,806
	Total Investments (Cost $1,892,572)—98.4%	2,080,883
	Other assets less liabilities—1.6%	34,241
	Net Assets—100.0%	$2,115,124

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

40

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Statements of Assets and Liabilities

October 31, 2009 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio
ASSETS:
Unaffiliated investments at value	$29,888,227	$260,801,727	$38,764,163
Affiliated investments at value (Note 4)	—	—	—
Receivables:
Dividends	17,892	112,637	4,250
Expense waivers	8,468	2,631	8,877
Investments sold	3,088	38,418	137,336
Other assets	1,243	3,091	1,274
Total Assets	29,918,918	260,958,504	38,915,900
LIABILITIES:
Due to custodian	3,774	11,116	4,569
Payables:
Investments purchased	—	—	128,181
Shares repurchased	—	—	—
Accrued advisory fees	13,297	117,196	18,413
Accrued expenses	45,442	123,395	49,435
Total Liabilities	62,513	251,707	200,598
NET ASSETS	$29,856,405	$260,706,797	$38,715,302
NET ASSETS CONSIST OF:
Shares of beneficial interest	$47,290,302	$539,115,368	$105,752,723
Undistributed net investment income (loss)	4,229	144,243	(19,572)
Accumulated net realized (loss) on investments	(19,338,993)	(289,171,266)	(70,102,049)
Net unrealized appreciation (depreciation) on investments	1,900,867	10,618,452	3,084,200
Net Assets	$29,856,405	$260,706,797	$38,715,302
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,600,000	7,450,000	1,050,000
Net asset value	$18.66	$34.99	$36.87
Share price	$18.66	$34.99	$36.85
Unaffiliated investments at cost	$27,987,360	$250,183,275	$35,679,963
Affiliated investments at cost	$—	$—	$—

See Notes to Financial Statements.

42

	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares NXQ Portfolio
ASSETS:
Unaffiliated investments at value	$493,578,660	$151,835,589	$2,080,883
Affiliated investments at value (Note 4)	5,973,077	—	—
Receivables:
Dividends	418,767	61,435	166
Expense waivers	29,730	23,354	—
Investments sold	7,386	2,640,179	92,997
Other assets	4,519	2,287	—
Total Assets	500,012,139	154,562,844	2,174,046
LIABILITIES:
Due to custodian	17,519	10,307	—
Payables:
Investments purchased	—	366,343	57,610
Shares repurchased	—	2,281,271	—
Accrued advisory fees	131,448	40,956	1,312
Accrued expenses	169,436	106,463	—
Total Liabilities	318,403	2,805,340	58,922
NET ASSETS	$499,693,736	$151,757,504	$2,115,124
NET ASSETS CONSIST OF:
Shares of beneficial interest	$713,771,555	$166,444,255	$2,810,255
Undistributed net investment income (loss)	537,997	247,208	(5,163)
Accumulated net realized (loss) on investments	(146,061,473)	(16,798,519)	(878,279)
Net unrealized appreciation (depreciation) on investments	(68,554,343)	1,864,560	188,311
Net Assets	$499,693,736	$151,757,504	$2,115,124
Shares outstanding (unlimited amount authorized, $0.01 par value)	11,300,000	3,350,000	100,000
Net asset value	$44.22	$45.30	$21.15
Share price	$44.20	$45.29	$21.14
Unaffiliated investments at cost	$564,524,634	$149,971,029	$1,892,572
Affiliated investments at cost	$3,581,446	$—	$—

43

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)

	PowerShares Dynamic MagniQuant Portfolio	PowerShares Dynamic Market Portfolio	PowerShares Dynamic OTC Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$174,056	$2,170,731	$122,923
Affiliated dividend income	—	—	—
Foreign withholding taxes	(24)	—	—
Total Income	174,032	2,170,731	122,923
EXPENSES:
Advisory fees	75,320	687,182	106,193
Accounting & administration fees	32,132	34,080	32,132
Professional fees	15,838	21,039	16,082
Sub-licensing	7,532	41,231	6,371
Custodian & transfer Agent fees	7,241	11,614	6,104
Printing	3,426	33,455	4,683
Trustees	2,546	7,194	2,763
Other expenses	4,794	10,999	7,083
Total Expenses	148,829	846,794	181,411
(Waivers) and/or Recapture	(50,913)	(23,068)	(53,979)
Net Expenses	97,916	823,726	127,432
Net Investment Income (Loss)	76,116	1,347,005	(4,509)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	107,170	(9,399,012)	(1,190,770)
In-kind redemptions	3,671,364	44,849,767	5,379,195
Foreign currency related transactions	—	—	—
Net realized gain (loss)	3,778,534	35,450,755	4,188,425
Net change in unrealized appreciation (depreciation) on investments	(751,716)	(5,454,560)	1,049,768
Net realized and unrealized gain on investments	3,026,818	29,996,195	5,238,193
Net increase in net assets resulting from operations	$3,102,934	$31,343,200	$5,233,684

See Notes to Financial Statements.

44

	PowerShares FTSE RAFI US 1000 Portfolio	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PowerShares NXQ Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$4,138,663	$694,886	$1,941
Affiliated dividend income	60,238	—	—
Foreign withholding taxes	(5,845)	(426)	(160)
Total Income	4,193,056	694,460	1,781
EXPENSES:
Advisory fees	688,531	189,612	6,944
Accounting & administration fees	59,217	32,132	—
Professional fees	24,289	17,564	—
Sub-licensing	213,682	58,846	—
Custodian & transfer Agent fees	38,850	24,773	—
Printing	33,672	36,783	—
Trustees	10,127	4,010	—
Other expenses	22,820	26,261	—
Total Expenses	1,091,188	389,981	6,944
(Waivers) and/or Recapture	(165,233)	(134,985)	—
Net Expenses	925,955	254,996	6,944
Net Investment Income (Loss)	3,267,101	439,464	(5,163)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(76,835,065)	(6,105,787)	9,740
In-kind redemptions	10,674,592	2,830,179	33,529
Foreign currency related transactions	—	2,872	—
Net realized gain (loss)	(66,160,473)	(3,272,736)	43,269
Net change in unrealized appreciation (depreciation) on investments	173,761,703	31,086,575	322,155
Net realized and unrealized gain on investments	107,601,230	27,813,839	365,424
Net increase in net assets resulting from operations	$110,868,331	$28,253,303	$360,261

45

Statements of Changes in Net Assets

	PowerShares Dynamic MagniQuant Portfolio		PowerShares Dynamic Market Portfolio		PowerShares Dynamic OTC Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$76,116	$301,723	$1,347,005	$5,290,794	$(4,509)	$52,820
Net realized gain (loss) on investments	3,778,534	(21,597,836)	35,450,755	(217,180,493)	4,188,425	(29,545,505)
Net change in unrealized appreciation (depreciation) on investments	(751,716)	3,017,483	(5,454,560)	15,906,229	1,049,768	2,948,627
Net increase (decrease) in net assets resulting from operations	3,102,934	(18,278,630)	31,343,200	(195,983,470)	5,233,684	(26,544,058)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(1,435)	(14,018)	(24,082)	(90,167)	(6,323)	(30,940)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(92,787)	(279,388)	(1,536,413)	(5,193,546)	(61,560)	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(92,787)	(279,388)	(1,536,413)	(5,193,546)	(61,560)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,184,249	58,065,641	232,301,396	419,971,271	21,116,397	117,636,471
Value of shares repurchased	(17,989,204)	(73,556,808)	(262,180,814)	(578,717,396)	(26,966,689)	(147,885,491)
Net income equalization	1,435	14,018	24,082	90,167	6,323	30,940
Net increse (decrease) in net assets resulting from shares transactions	(1,803,520)	(15,477,149)	(29,855,336)	(158,655,958)	(5,843,969)	(30,218,080)
Increase (Decrease) in Net Assets	1,205,192	(34,049,185)	(72,631)	(359,923,141)	(678,168)	(56,793,078)
NET ASSETS:
Beginning of period	28,651,213	62,700,398	260,779,428	620,702,569	39,393,470	96,186,548
End of period	$29,856,405	$28,651,213	$260,706,797	$260,779,428	$38,715,302	$39,393,470
Undistributed net investment income (loss) at end of period	$4,229	$22,335	$144,243	$357,733	$(19,572)	$52,820
CHANGES IN SHARES OUTSTANDING:
Shares sold	900,000	2,700,000	6,850,000	11,050,000	600,000	2,800,000
Shares repurchased	(1,000,000)	(3,500,000)	(7,700,000)	(15,650,000)	(750,000)	(3,650,000)
Shares outstanding, beginning of period	1,700,000	2,500,000	8,300,000	12,900,000	1,200,000	2,050,000
Shares outstanding, end of period	1,600,000	1,700,000	7,450,000	8,300,000	1,050,000	1,200,000

See Notes to Financial Statements.

46

	PowerShares FTSE RAFI US 1000 Portfolio		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio		PowerShares NXQ Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$3,267,101	$12,820,222	$439,464	$1,261,499	$(5,163)	$(6,809)
Net realized gain (loss) on investments	(66,160,473)	(132,347,764)	(3,272,736)	(24,506,125)	43,269	(682,990)
Net change in unrealized appreciation (depreciation) on investments	173,761,703	(160,948,517)	31,086,575	(16,174,382)	322,155	(262,500)
Net increase (decrease) in net assets resulting from operations	110,868,331	(280,476,059)	28,253,303	(39,419,008)	360,261	(952,299)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(8,604)	(915,463)	112,567	11,433	—	16
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,346,336)	(15,035,089)	(508,220)	(1,209,035)	—	(2,563)
Return of capital	—	—	—	—	—	(2,563)
Total distributions to shareholders	(4,346,336)	(15,035,089)	(508,220)	(1,209,035)	—	(5,126)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	42,891,873	115,318,454	36,375,290	49,466,935	1,097,092	16,268,388
Value of shares repurchased	(46,162,665)	(300,328,510)	(6,761,798)	(45,383,840)	(1,097,092)	(16,314,218)
Net income equalization	8,604	915,463	(112,567)	(11,433)	—	(16)
Net increse (decrease) in net assets resulting from shares transactions	(3,262,188)	(184,094,593)	29,500,925	4,071,662	—	(45,846)
Increase (Decrease) in Net Assets	103,251,203	(480,521,204)	57,358,575	(36,544,948)	360,261	(1,003,255)
NET ASSETS:
Beginning of period	396,442,533	876,963,737	94,398,929	130,943,877	1,754,863	2,758,118
End of period	$499,693,736	$396,442,533	$151,757,504	$94,398,929	$2,115,124	$1,754,863
Undistributed net investment income (loss) at end of period	$537,997	$1,625,836	$247,208	$203,397	$(5,163)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,050,000	3,500,000	800,000	1,700,000	50,000	600,000
Shares repurchased	(1,150,000)	(8,000,000)	(150,000)	(1,600,000)	(50,000)	(600,000)
Shares outstanding, beginning of period	11,400,000	15,900,000	2,700,000	2,600,000	100,000	100,000
Shares outstanding, end of period	11,300,000	11,400,000	3,350,000	2,700,000	100,000	100,000

47

Financial Highlights

PowerShares Dynamic MagniQuant Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.85		$25.08	$28.02	$25.37
Net investment income**	0.05		0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	1.82		(8.24)	(2.87)	2.55
Total from investment operations	1.87		(8.10)	(2.73)	2.70
Distributions to shareholders from:
Net investment income	(0.06)		(0.13)	(0.20)	(0.05)
Return of capital	—		—	(0.01)	—
Total distributions	(0.06)		(0.13)	(0.21)	(0.05)
Net asset value at end of period	$18.66		$16.85	$25.08	$28.02
Share price at end of period***	$18.66		$16.84
NET ASSET VALUE TOTAL RETURN****	11.09%		(32.40)%	(9.81)%	10.67%
SHARE PRICE TOTAL RETURN****	11.15%		(32.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$29,856		$28,651	$62,700	$81,269
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.67%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	0.99	%†	0.87%	0.72%	0.84%†
Net investment income, after (Waivers) and/or Recapture	0.51	%†	0.70%	0.53%	1.04%†
Portfolio turnover rate ††	52%		102%	76%	23%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.02

PowerShares Dynamic Market Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,
	(Unaudited)		2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$31.42		$48.12	$53.32	$47.87	$39.11	$35.05
Net investment income**	0.17		0.50	0.37	0.42	0.34	0.26
Net realized and unrealized gain (loss) on investments	3.59		(16.72)	(5.09)	5.35	8.75	4.02
Total from investment operations	3.76		(16.22)	(4.72)	5.77	9.09	4.28
Distributions to shareholders from:
Net investment income	(0.19)		(0.48)	(0.48)	(0.32)	(0.33)	(0.22)
Net asset value at end of period	$34.99		$31.42	$48.12	$53.32	$47.87	$39.11
Share price at end of period***	$34.99		$31.41
NET ASSET VALUE TOTAL RETURN****	11.99%		(33.86)%	(8.93)%	12.12%	23.30%	12.23%
SHARE PRICE TOTAL RETURN****	12.02%		(33.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$260,707		$260,779	$620,703	$973,105	$919,156	$283,620
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60	%†	0.60%	0.58%	0.60%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.62	%†	0.60%	0.59%	0.62%	0.63%	0.70%
Net investment income, after (Waivers) and/or Recapture	0.98	%†	1.28%	0.72%	0.87%	0.76%	0.68%
Portfolio turnover rate ††	46%		113%	121%	114%	103%	94%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$(0.01)	$0.00 (a)	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares Dynamic OTC Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,
	(Unaudited)		2009	2008	2007	2006	2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.83		$46.92	$55.03	$53.60	$42.38	$36.59
Net investment income (loss)**	(0.00	)(a)	0.03	(0.11)	(0.07)	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	4.09		(14.12)	(7.94)	1.50	11.30	5.82
Total from investment operations	4.09		(14.09)	(8.05)	1.43	11.28	5.79
Distributions to shareholders from:
Net investment income	(0.05)		—	—	—	(0.02)	—
Return of capital	—		—	(0.06)	—	(0.04)	—
Total distributions	(0.05)		—	(0.06)	—	(0.06)	—
Net asset value at end of period	$36.87		$32.83	$46.92	$55.03	$53.60	$42.38
Share price at end of period***	$36.85		$32.83
NET ASSET VALUE TOTAL RETURN****	12.48%		(30.03)%	(14.65)%	2.67%	26.63%	15.81%
SHARE PRICE TOTAL RETURN****	12.42%		(30.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,715		$39,393	$96,187	$159,599	$222,440	$65,747
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60	%†	0.59%	0.59%	0.60%	0.60%	0.60%
Expenses, prior to (Waivers) and/or Recapture	0.85	%†	0.74%	0.64%	0.69%	0.69%	1.06%
Net investment income (loss), after (Waivers) and/or Recapture	(0.02	)%†	0.08%	(0.21)%	(0.15)%	(0.04)%	(0.06)%
Portfolio turnover rate ††	59%		77%	60%	107%	77%	112%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)		$(0.02)	$(0.01)	$0.03	—	—

PowerShares FTSE RAFI US 1000 Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period December 19, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.78		$55.15	$60.99	$52.44	$49.64
Net investment income**	0.29		0.97	0.89	0.78	0.24
Net realized and unrealized gain (loss) on investments	9.53		(20.26)	(5.96)	8.38	2.68
Total from investment operations	9.82		(19.29)	(5.07)	9.16	2.92
Distributions to shareholders from:
Net investment income	(0.38)		(1.08)	(0.77)	(0.61)	(0.12)
Net asset value at end of period	$44.22		$34.78	$55.15	$60.99	$52.44
Share price at end of period***	$44.20		$34.78
NET ASSET VALUE TOTAL RETURN****	28.34%		(35.26)%	(8.42)%	17.60%	5.89%
SHARE PRICE TOTAL RETURN****	28.28%		(35.20)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$499,694		$396,443	$876,964	$1,055,189	$104,883
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.39	%†	0.58%	0.67%	0.70%	0.76	%†
Expenses, prior to (Waivers) and/or Recapture	0.46	%†	0.60%	0.66%	0.71%	1.00	%†
Net investment income, after (Waivers) and/or Recapture	1.38	%†	2.34%	1.50%	1.40%	1.38	%†
Portfolio turnover rate ††	10%		15%	12%	8%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.07)	$(0.04)	$0.33	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period September 20, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$34.96	$50.36	$57.12	$50.52
Net investment income**	0.15	0.46	0.50	0.27
Net realized and unrealized gain (loss) on investments	10.36	(15.42)	(6.81)	6.50
Total from investment operations	10.51	(14.96)	(6.31)	6.77
Distributions to shareholders from:
Net investment income	(0.17)	(0.44)	(0.45)	(0.17)
Net asset value at end of period	$45.30	$34.96	$50.36	$57.12
Share price at end of period***	$45.29	$34.90
NET ASSET VALUE TOTAL RETURN****	30.09%	(29.79)%	(11.10)%	13.42%
SHARE PRICE TOTAL RETURN****	30.29%	(29.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$151,758	$94,399	$130,944	$85,680
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.39%†	0.58%	0.71%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.60%†	0.79%	0.76%	0.92	%†
Net investment income, after (Waivers) and/or Recapture	0.67%†	1.22%	0.92%	0.83	%†
Portfolio turnover rate ††	5%	15%	42%	9%
Undistributed net investment income included in price of units issued and redeemed**#	$0.04	$0.00 (a)	$0.09	$0.05

PowerShares NXQ Portfolio

	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	For the Period April 1, 2008* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.55	$27.58	$25.77
Net investment income (loss)**	(0.05)	(0.07)	0.03
Net realized and unrealized gain (loss) on investments	3.65	(9.91)	1.78
Total from investment operations	3.60	(9.98)	1.81
Distributions to shareholders from:
Net investment income	—	(0.03)	—
Return of capital	—	(0.02)	—
Total distributions	—	(0.05)	—
Net asset value at end of period	$21.15	$17.55	$27.58
Share price at end of period***	$21.14	$17.52
NET ASSET VALUE TOTAL RETURN****	20.51%	(36.21)%	7.02	%(b)
SHARE PRICE TOTAL RETURN****	20.66%	(36.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,115	$1,755	$2,758
Ratio to average net assets of:
Expenses	0.70%†	0.70%	0.70	%†
Net investment income (loss)	(0.52)%†	(0.30)%	0.93	%†
Portfolio turnover rate ††	49%	118%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	—	$0.00 (a)	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was 5.71%.

See Notes to Financial Statements.

50

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic MagniQuant Portfolio	"Dynamic MagniQuant Portfolio"

PowerShares Dynamic Market Portfolio	"Dynamic Market Portfolio"

PowerShares Dynamic OTC Portfolio	"Dynamic OTC Portfolio"

PowerShares FTSE RAFI US 1000 Portfolio	"FTSE RAFI US 1000 Portfolio"

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	"FTSE RAFI US 1500 Small-Mid Portfolio"

PowerShares NXQ Portfolio	"NXQ Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca"), except for Shares of the FTSE RAFI US 1500 Small-Mid Portfolio and NXQ Portfolio which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index

Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE RAFI US 1500 Small-Mid Index

NXQ Portfolio	NASDAQ Q-50 IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of investments may tend to rise and fall more rapidly.

With respect to the FTSE RAFI US 1000 Portfolio, the Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index universe, based on such factors as industry weightings, market capitalization and other financial characteristics of securities. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. As a result, an adverse development respecting an issuer of the securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Fund's Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NXQ Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The NXQ Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for the FTSE RAFI US 1000 Portfolio, the FTSE RAFI US 1500 Small-Mid Portfolio and the NXQ Portfolio) has agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. Effective November 1, 2008, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio agreed to pay the Adviser an annual fee of 0.29% of the Fund's average daily net assets. The NXQ Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.70% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NXQ Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust. For the Dynamic MagniQuant Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2010. The FTSE RAFI US 1000 Portfolio's and the FTSE RAFI US 1500 Small-Mid Portfolio's Expense Cap is 0.39% of the Fund's average daily net assets per year, at least until August 31, 2010, and sub-licensing fees are included in the expenses subject to the Expense Cap. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' Shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year at least until August 31, 2010.

For the Dynamic MagniQuant Portfolio, the FTSE RAFI US 1000 Portfolio and the FTSE RAFI US 1500 Small-Mid Portfolio, the Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. For the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the expenses borne by the Adviser are not subject to recapture. The Excess Expense Agreement does not apply to the NXQ Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the period ended October 31, 2009 are shown on the Statements of Operations.

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2009 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/10	04/30/11	04/30/12	10/31/12
Dynamic MagniQuant Portfolio	$236,236	$35,869	$52,795	$96,659	$50,913
FTSE RAFI US 1000 Portfolio	264,155	—	—	98,922	165,233
FTSE RAFI US 1500 Small-Mid Portfolio	471,460	37,393	70,284	228,798	134,985

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic MagniQuant Portfolio	NYSE Arca

Dynamic Market Portfolio	NYSE Arca

Dynamic OTC Portfolio	NYSE Arca

FTSE RAFI US 1000 Portfolio	FTSE International Ltd.

FTSE RAFI US 1500 Small-Mid Portfolio	FTSE International Ltd.

NXQ Portfolio	The NASDAQ OMX Group, Inc.

The Underlying Index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than the NXQ Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the period ended October 31, 2009.

FTSE RAFI US 1000 Portfolio

	Value 04/30/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 10/31/09	Dividend Income
Invesco Ltd.	$4,330,859	$732,860	$(1,003,014)	$1,722,288	$190,084	$5,973,077	$60,238

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 5. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic MagniQuant Portfolio
Equity Securities	$29,850,897	$—	$—	$29,850,897
Money Market Fund	37,330	—	—	37,330
Total Investments	29,888,227	—	—	29,888,227
Dynamic Market Portfolio
Equity Securities	260,716,363	—	—	260,716,363
Money Market Fund	85,364	—	—	85,364
Total Investments	260,801,727	—	—	260,801,727
Dynamic OTC Portfolio
Equity Securities	38,713,641	—	—	38,713,641
Money Market Fund	50,522	—	—	50,522
Total Investments	38,764,163	—	—	38,764,163
FTSE RAFI US 1000 Portfolio
Equity Securities	499,337,584	—	—	499,337,584
Money Market Fund	214,153	—	—	214,153
Total Investments	499,551,737	—	—	499,551,737

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI US 1500 Small-Mid Portfolio
Equity Securities	$151,633,924	$273	$—	$151,634,197
Money Market Fund	201,392	—	—	201,392
Total Investments	151,835,316	273	—	151,835,589
NXQ Portfolio
Equity Securities	2,079,077	—	—	2,079,077
Money Market Fund	1,806	—	—	1,806
Total Investments	2,080,883	—	—	2,080,883

Note 6. Federal Income Tax

At October 31, 2009, cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Aggregate Unrealized Appreciation	Aggregate Unrealized (Depreciation)
Dynamic MagniQuant Portfolio	$27,990,357	$1,897,870	$2,958,283	$(1,060,413)
Dynamic Market Portfolio	250,198,963	10,602,764	17,128,600	(6,525,836)
Dynamic OTC Portfolio	35,696,958	3,067,205	4,386,777	(1,319,572)
FTSE RAFI US 1000 Portfolio	577,332,513	(77,780,776)	37,919,212	(115,699,988)
FTSE RAFI US 1500 Portfolio	152,675,757	(840,168)	26,392,242	(27,232,410)
NXQ Portfolio	1,907,853	173,030	284,263	(111,233)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds' fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a Fund.

	Year of Expiration
	2011	2012	2013	2014	2015	2016	2017	Total*
Dynamic MagniQuant Portfolio	$—	$—	$—	$—	$—	$5,211,608	$10,595,808	$15,807,416
Dynamic Market Portfolio	225,469	8,920,879	5,021,729	13,686,812	65,552,628	39,899,556	96,635,542	229,942,615

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Year of Expiration
	2011	2012	2013	2014	2015	2016	2017	Total*
Dynamic OTC Portfolio	$252,044	$651,452	$5,297,385	$5,449,844	$21,767,708	$11,353,752	$15,759,003	$60,531,188
FTSE RAFI US 1000 Portfolio	—	—	—	—	44,432	1,148,192	44,806,806	45,999,430
FTSE RAFI US 1500 Small-Mid Portfolio	—	—	—	—	5,818	128,460	8,217,980	8,352,258
NXQ Portfolio	—	—	—	—	—	14,131	126,742	140,873

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the year ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic MagniQuant Portfolio	$15,427,300	$16,197,568
Dynamic Market Portfolio	126,139,037	123,852,525
Dynamic OTC Portfolio	24,606,397	25,005,579
FTSE RAFI US 1000 Portfolio	46,509,225	48,584,703
FTSE RAFI US 1500 Small-Mid Portfolio	6,624,324	5,682,912
NXQ Portfolio	948,634	965,572

For the year ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic MagniQuant Portfolio	$19,278,143	$20,317,647
Dynamic Market Portfolio	229,508,870	261,787,877
Dynamic OTC Portfolio	22,810,320	28,287,436
FTSE RAFI US 1000 Portfolio	42,509,152	45,248,254
FTSE RAFI US 1500 Small-Mid Portfolio	35,447,756	6,746,507
NXQ Portfolio	133,645	160,114

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to NXQ Portfolio, the Adviser, as a result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

60

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available on the Commission's website at www.sec.gov. The Funds' Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-2

2009 Semi-Annual Report to Shareholders

October 31, 2009

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Portfolio

PowerShares Dynamic Small Cap Value Portfolio

PowerShares FTSE NASDAQ Small Cap Portfolio

PowerShares Zacks Micro Cap Portfolio

PowerShares Zacks Small Cap Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Style Portfolios

Schedules of Investments

PowerShares Dynamic Large Cap Growth Portfolio	6

PowerShares Dynamic Large Cap Portfolio	8

PowerShares Dynamic Large Cap Value Portfolio	10

PowerShares Dynamic Mid Cap Growth Portfolio	12

PowerShares Dynamic Mid Cap Portfolio	14

PowerShares Dynamic Mid Cap Value Portfolio	17

PowerShares Dynamic Small Cap Growth Portfolio	19

PowerShares Dynamic Small Cap Portfolio	21

PowerShares Dynamic Small Cap Value Portfolio	24

PowerShares FTSE NASDAQ Small Cap Portfolio	26

PowerShares Zacks Micro Cap Portfolio	36

PowerShares Zacks Small Cap Portfolio	41

Statements of Assets and Liabilities	46

Statements of Operations	48

Statements of Changes in Net Assets	50

Financial Highlights	54

Notes to Financial Statements	60

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PWB	PowerShares Dynamic Large Cap Growth Portfolio	03/03/05	1175	593	34	3	1	0	0
PJF	PowerShares Dynamic Large Cap Portfolio	12/01/06	733	263	15	4	2	1	0
PWV	PowerShares Dynamic Large Cap Value Portfolio	03/03/05	1175	658	33	11	1	0	1
PWJ	PowerShares Dynamic Mid Cap Growth Portfolio	03/03/05	1175	512	19	6	0	0	0
PJG	PowerShares Dynamic Mid Cap Portfolio	12/01/06	733	300	25	1	1	1	1
PWP	PowerShares Dynamic Mid Cap Value Portfolio	03/03/05	1175	484	23	5	1	0	2
PWT	PowerShares Dynamic Small Cap Growth Portfolio	03/03/05	1175	518	50	6	4	0	2
PJM	PowerShares Dynamic Small Cap Portfolio	12/01/06	733	262	28	5	1	0	0
PWY	PowerShares Dynamic Small Cap Value Portfolio	03/03/05	1175	538	46	10	1	1	0
PQSC	PowerShares FTSE NASDAQ Small Cap Portfolio	04/03/08	399	156	13	4	0	0	1
PZI	PowerShares Zacks Micro Cap Portfolio	08/18/05	1058	356	50	14	0	1	0
PZJ	PowerShares Zacks Small Cap Portfolio	02/16/06	932	407	24	5	1	0	0

	Closing Prices Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PWB	521	20	3	0	0	0
PJF	440	6	2	0	0	0
PWV	452	13	6	0	0	0
PWJ	622	14	2	0	0	0
PJG	395	8	1	0	0	0
PWP	638	16	5	0	1	0
PWT	543	46	5	1	0	0
PJM	404	28	3	2	0	0
PWY	525	45	7	1	1	0
PQSC	208	17	0	0	0	0
PZI	584	46	7	0	0	0
PZJ	470	21	3	1	0	0

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commisions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Large Cap Growth Portfolio Actual	$1,000.00	$1,205.57	0.62%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	0.62%	$3.16
PowerShares Dynamic Large Cap Portfolio Actual	$1,000.00	$1,165.75	0.65%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Large Cap Value Portfolio Actual	$1,000.00	$1,161.42	0.63%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Mid Cap Growth Portfolio Actual	$1,000.00	$1,118.24	0.63%	$3.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Mid Cap Portfolio Actual	$1,000.00	$1,161.89	0.65%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Mid Cap Value Portfolio Actual	$1,000.00	$1,154.98	0.63%	$3.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Small Cap Growth Portfolio Actual	$1,000.00	$1,067.78	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Small Cap Portfolio Actual	$1,000.00	$1,111.74	0.65%	$3.46
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Small Cap Value Portfolio Actual	$1,000.00	$1,133.06	0.63%	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares FTSE NASDAQ Small Cap Portfolio Actual	$1,000.00	$1,180.44	0.70%	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Zacks Micro Cap Portfolio Actual	$1,000.00	$1,097.05	0.70%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Zacks Small Cap Portfolio Actual	$1,000.00	$1,106.26	0.70%	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year differ from expenses ratios based on the annualized data in the Financial Highlights.

Portfolio Composition

PowerShares Dynamic Large Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	32.8
Health Care	19.0
Consumer Discretionary	17.3
Financials	12.3
Industrials	7.7
Consumer Staples	5.0
Energy	3.0
Materials	2.9
Money Market Fund	0.0
Other	0.0

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—17.3%
96,719	Amazon.com, Inc.*	$11,491,184
50,754	Apollo Group, Inc., Class A*	2,898,053
92,342	Bed Bath & Beyond, Inc.*	3,251,362
117,185	Coach, Inc.	3,863,590
444,181	Ford Motor Co.*	3,109,267
65,287	Kohl's Corp.*	3,735,722
122,267	Liberty Media Corp.— Entertainment, Series A*	3,768,269
61,058	NIKE, Inc., Class B	3,796,587
177,446	Starbucks Corp.*	3,367,925
93,889	TJX Cos., Inc. (The)	3,506,754
		42,788,713
	Consumer Staples—5.0%
109,990	Colgate-Palmolive Co.	8,648,514
101,842	Walgreen Co.	3,852,683
		12,501,197
	Energy—3.0%
62,734	Anadarko Petroleum Corp.	3,822,382
37,791	Diamond Offshore Drilling, Inc.	3,599,593
		7,421,975
	Financials—12.3%
233,758	American Express Co.	8,144,129
193,447	Charles Schwab Corp. (The)	3,354,371
36,592	Franklin Resources, Inc.	3,828,621
186,475	JPMorgan Chase & Co.	7,789,061
75,020	T. Rowe Price Group, Inc.	3,655,724
185,418	TD Ameritrade Holding Corp.*	3,578,567
		30,350,473

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—19.0%
62,263	Allergan, Inc.	$3,502,294
134,247	Amgen, Inc.*	7,213,091
140,933	Baxter International, Inc.	7,618,838
88,231	Covidien PLC (Ireland)	3,716,290
47,252	Express Scripts, Inc.*	3,776,380
176,876	Gilead Sciences, Inc.*	7,526,074
61,441	Medco Health Solutions, Inc.*	3,448,069
62,586	Quest Diagnostics, Inc.	3,500,435
88,282	St. Jude Medical, Inc.*	3,008,650
83,476	Stryker Corp.	3,839,896
		47,150,017
	Industrials—7.7%
111,292	3M Co.	8,187,753
60,447	C.H. Robinson Worldwide, Inc.	3,331,234
55,681	Danaher Corp.	3,799,115
81,134	Illinois Tool Works, Inc.	3,725,673
		19,043,775
	Information Technology—32.8%
108,090	Adobe Systems, Inc.*	3,560,485
47,053	Apple, Inc.*	8,869,490
363,779	Cisco Systems, Inc.*	8,312,350
97,242	Cognizant Technology Solutions Corp., Class A*	3,758,403
215,584	Corning, Inc.	3,149,682
152,714	eBay, Inc.*	3,400,941
212,648	EMC Corp.*	3,502,313
17,222	Google, Inc., Class A*	9,233,059
395,217	Intel Corp.	7,552,597
361,151	Oracle Corp.	7,620,286

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Growth Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
169,480	QUALCOMM, Inc.	$7,018,167
137,362	Texas Instruments, Inc.	3,221,139
113,533	Visa, Inc., Class A	8,601,260
182,744	Western Union Co. (The)	3,320,458
		81,120,630
	Materials—2.9%
81,542	Ecolab, Inc.	3,584,586
44,763	Praxair, Inc.	3,555,973
		7,140,559
	Total Common Stocks (Cost $219,995,838)	247,517,339
	Money Market Fund—0.0%
73,668	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $73,668)	73,668
	Total Investments (Cost $220,069,506)—100.0%	247,591,007
	Other assets less liabilities—0.0%	3,371
	Net Assets—100.0%	$247,594,378

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Large Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	22.3
Consumer Staples	19.8
Consumer Discretionary	17.1
Health Care	11.9
Industrials	9.8
Financials	9.1
Energy	3.3
Telecommunication Services	3.2
Utilities	2.0
Materials	1.5
Other	0.0

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—17.1%
4,025	Apollo Group, Inc., Class A*	$229,828
7,322	Bed Bath & Beyond, Inc.*	257,808
7,244	Best Buy Co., Inc.	276,576
9,290	Coach, Inc.	306,291
83,088	Comcast Corp., Class A	1,184,280
10,903	DIRECTV Group, Inc. (The)*	286,749
35,179	Ford Motor Co.*	246,253
13,644	Gap, Inc. (The)	291,163
22,915	Home Depot, Inc. (The)	574,937
11,316	McDonald's Corp.	663,231
8,091	McGraw-Hill Cos., Inc. (The)	232,859
4,840	NIKE, Inc., Class B	300,951
7,371	Omnicom Group, Inc.	252,678
14,068	Starbucks Corp.*	267,011
7,444	TJX Cos., Inc. (The)	278,033
10,804	Viacom, Inc., Class B*	298,082
23,640	Walt Disney Co. (The)	647,027
		6,593,757
	Consumer Staples—19.8%
9,502	Archer-Daniels-Midland Co.	286,200
12,913	Coca-Cola Co. (The)	688,392
13,169	Coca-Cola Enterprises, Inc.	251,133
3,738	Colgate-Palmolive Co.	293,919
13,415	ConAgra Foods, Inc.	281,715
17,256	CVS Caremark Corp.	609,137
4,611	General Mills, Inc.	303,957
7,072	H.J. Heinz Co.	284,577
6,982	Hershey Co. (The)	263,850
5,845	Kellogg Co.	301,251
4,550	Kimberly-Clark Corp.	278,278
22,389	Kraft Foods, Inc., Class A	616,145

Number of Shares		Value
	Common Stocks (Continued)
12,485	Kroger Co. (The)	$288,778
3,770	Lorillard, Inc.	293,004
13,988	Philip Morris International, Inc.	662,472
11,929	Procter & Gamble Co. (The)	691,882
5,969	Reynolds American, Inc.	289,377
8,074	Walgreen Co.	305,440
12,410	Wal-Mart Stores, Inc.	616,529
		7,606,036
	Energy—3.3%
11,062	Schlumberger Ltd.	688,056
3,506	Transocean Ltd.*	294,189
6,973	XTO Energy, Inc.	289,798
		1,272,043
	Financials—9.1%
5,191	ACE Ltd.	266,610
7,942	American Express Co.	276,699
15,338	Charles Schwab Corp. (The)	265,961
5,542	Chubb Corp. (The)	268,898
2,902	Franklin Resources, Inc.	303,636
3,859	Goldman Sachs Group, Inc. (The)	656,686
14,784	JPMorgan Chase & Co.	617,528
16,342	Progressive Corp. (The)*	261,472
5,947	T. Rowe Price Group, Inc.	289,797
14,699	TD Ameritrade Holding Corp.*	283,691
		3,490,978
	Health Care—11.9%
4,935	Allergan, Inc.	277,594
10,644	Amgen, Inc.*	571,902
3,857	Becton, Dickinson and Co.	263,665
28,685	Bristol-Myers Squibb Co.	625,333
6,996	Covidien PLC (Ireland)	294,671

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
10,524	Johnson & Johnson	$621,442
4,837	McKesson Corp.	284,077
4,871	Medco Health Solutions, Inc.*	273,361
4,962	Quest Diagnostics, Inc.	277,525
6,618	Stryker Corp.	304,428
9,650	UnitedHealth Group, Inc.	250,417
5,062	WellPoint, Inc.*	236,699
5,670	Zimmer Holdings, Inc.*	298,072
		4,579,186
	Industrials—9.8%
8,822	3M Co.	649,034
4,791	C.H. Robinson Worldwide, Inc.	264,032
4,415	Danaher Corp.	301,235
4,550	General Dynamics Corp.	285,285
6,433	Illinois Tool Works, Inc.	295,403
5,351	ITT Corp.	271,296
3,661	L-3 Communications Holdings, Inc.	264,654
3,628	Lockheed Martin Corp.	249,570
5,747	Raytheon Co.	260,224
8,554	Tyco International Ltd. (Switzerland)	286,987
10,639	United Technologies Corp.	653,767
		3,781,487
	Information Technology—22.3%
8,570	Adobe Systems, Inc.*	282,296
3,731	Apple, Inc.*	703,293
12,032	CA, Inc.	251,709
28,841	Cisco Systems, Inc.*	659,017
7,710	Cognizant Technology Solutions Corp., Class A*	297,991
17,092	Corning, Inc.	249,714
12,107	eBay, Inc.*	269,623
16,859	EMC Corp.*	277,668
1,365	Google, Inc., Class A*	731,804
14,176	Hewlett-Packard Co.	672,793
31,334	Intel Corp.	598,793
5,367	International Business Machines Corp.	647,314
28,633	Oracle Corp.	604,156
13,438	QUALCOMM, Inc.	556,468
17,843	Symantec Corp.*	313,680
10,890	Texas Instruments, Inc.	255,370
11,611	Tyco Electronics Ltd. (Switzerland)	246,734
9,000	Visa, Inc., Class A	681,840
14,488	Western Union Co. (The)	263,247
		8,563,510
	Materials—1.5%
3,590	Air Products & Chemicals, Inc.	276,897
6,465	Ecolab, Inc.	284,201
		561,098

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—3.2%
24,209	AT&T, Inc.	$621,445
20,455	Verizon Communications, Inc.	605,264
		1,226,709
	Utilities—2.0%
19,536	AES Corp. (The)*	255,335
5,384	Exelon Corp.	252,833
8,466	Public Service Enterprise Group, Inc.	252,287
		760,455
	Total Investments (Cost $36,318,583)—100.0%	38,435,259
	Other assets less liabilities—0.0%	2,409
	Net Assets—100.0%	$38,437,668

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Large Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Health Care	22.1
Consumer Discretionary	18.5
Consumer Staples	13.9
Industrials	11.9
Financials	9.1
Utilities	7.0
Telecommunication Services	6.5
Energy	5.0
Information Technology	3.0
Materials	2.9
Money Market Fund	0.0
Other	0.1

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—18.5%
1,391,781	Comcast Corp., Class A	$19,837,509
228,553	Gap, Inc. (The)	4,877,321
383,839	Home Depot, Inc. (The)	9,630,521
135,527	McGraw-Hill Cos., Inc. (The)	3,900,467
123,476	Omnicom Group, Inc.	4,232,757
180,973	Viacom, Inc., Class B*	4,993,045
395,994	Walt Disney Co. (The)	10,838,356
		58,309,976
	Consumer Staples—13.9%
250,004	Altria Group, Inc.	4,527,572
224,718	ConAgra Foods, Inc.	4,719,078
77,245	General Mills, Inc.	5,091,990
118,467	H.J. Heinz Co.	4,767,112
76,222	Kimberly-Clark Corp.	4,661,738
375,034	Kraft Foods, Inc., Class A	10,320,936
209,140	Kroger Co. (The)	4,837,408
99,979	Reynolds American, Inc.	4,846,982
		43,772,816
	Energy—5.0%
151,576	Exxon Mobil Corp.	10,863,452
58,730	Transocean Ltd.*	4,928,034
		15,791,486
	Financials—9.1%
86,961	ACE Ltd.	4,466,317
92,828	Chubb Corp. (The)	4,504,015
64,642	Goldman Sachs Group, Inc. (The)	11,000,129
273,742	Progressive Corp. (The)*	4,379,872
91,817	Travelers Cos., Inc. (The)	4,571,568
		28,921,901

Number of Shares		Value
	Common Stocks (Continued)
	Health Care—22.1%
480,491	Bristol-Myers Squibb Co.	$10,474,704
316,324	Eli Lilly & Co.	10,758,179
176,290	Johnson & Johnson	10,409,925
81,021	McKesson Corp.	4,758,363
117,793	Medtronic, Inc.	4,205,210
328,850	Merck & Co., Inc.	10,171,330
632,270	Pfizer, Inc.	10,767,558
161,640	UnitedHealth Group, Inc.	4,194,558
84,792	WellPoint, Inc.*	3,964,874
		69,704,701
	Industrials—11.9%
104,163	CSX Corp.	4,393,595
76,208	General Dynamics Corp.	4,778,242
122,349	Honeywell International, Inc.	4,391,106
61,321	L-3 Communications Holdings, Inc.	4,432,895
60,774	Lockheed Martin Corp.	4,180,643
178,211	United Technologies Corp.	10,951,066
153,680	Waste Management, Inc.	4,591,958
		37,719,505
	Information Technology—3.0%
285,942	Dell, Inc.*	4,143,300
298,887	Symantec Corp.*	5,254,433
		9,397,733
	Materials—2.9%
139,896	E.I. du Pont de Nemours & Co.	4,451,491
81,428	PPG Industries, Inc.	4,594,982
		9,046,473

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Large Cap Value Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Telecommunication Services—6.5%
405,513	AT&T, Inc.	$10,409,519
342,632	Verizon Communications, Inc.	10,138,481
		20,548,000
	Utilities—7.0%
327,232	AES Corp. (The)*	4,276,922
137,117	Dominion Resources, Inc.	4,674,319
90,182	Exelon Corp.	4,234,947
141,814	Public Service Enterprise Group, Inc.	4,226,057
89,421	Sempra Energy	4,600,710
		22,012,955
	Total Common Stocks (Cost $301,338,076)	315,225,546
	Money Market Fund—0.0%
2,339	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,339)	2,339
	Total Investments (Cost $301,340,415)—99.9%	315,227,885
	Other assets less liabilities—0.1%	346,498
	Net Assets—100.0%	$315,574,383

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Mid Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	29.2
Health Care	28.3
Consumer Discretionary	19.7
Industrials	9.1
Financials	8.5
Energy	4.0
Materials	0.6
Consumer Staples	0.6
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—19.7%
92,989	Advance Auto Parts, Inc.	$3,464,770
17,966	Aeropostale, Inc.*	674,264
17,587	Bally Technologies, Inc.*	692,752
8,386	Chipotle Mexican Grill, Inc., Class A*	683,375
9,536	Chipotle Mexican Grill, Inc., Class B*	762,022
27,767	Fossil, Inc.*	742,212
20,115	Guess?, Inc.	735,203
6,635	ITT Educational Services, Inc.*	599,472
21,940	John Wiley & Sons, Inc., Class A	772,727
18,454	Marvel Entertainment, Inc.*	922,146
16,132	Netflix, Inc.*	862,256
58,347	Polo Ralph Lauren Corp.	4,342,184
25,627	Priceline.com, Inc.*	4,043,684
85,058	Ross Stores, Inc.	3,743,403
3,310	Strayer Education, Inc.	671,831
15,006	Tractor Supply Co.*	670,768
16,737	WMS Industries, Inc.*	669,145
		25,052,214
	Consumer Staples—0.6%
27,172	Alberto-Culver Co.	728,753
	Energy—4.0%
16,196	Dril-Quip, Inc.*	786,964
82,385	FMC Technologies, Inc.*	4,333,451
		5,120,415
	Financials—8.5%
35,792	Brown & Brown, Inc.	657,499
281,776	Discover Financial Services	3,984,313
36,246	Knight Capital Group, Inc., Class A*	610,745
145,490	Moody's Corp.	3,445,203
24,040	MSCI, Inc., Class A*	730,816

Number of Shares		Value
	Common Stocks (Continued)
38,105	SEI Investments Co.	$665,694
26,777	Waddell & Reed Financial, Inc., Class A	751,363
		10,845,633
	Health Care—28.3%
72,124	Bruker Corp.*	781,824
63,919	Cerner Corp.*	4,860,401
11,483	Edwards Lifesciences Corp.*	883,502
15,977	Emergency Medical Services Corp., Class A*	767,216
55,947	ev3, Inc.*	659,056
76,229	Henry Schein, Inc.*	4,027,178
101,382	Hospira, Inc.*	4,525,692
113,749	Illumina, Inc.*	3,651,343
56,907	Laboratory Corp. of America Holdings*	3,920,323
88,907	Life Technologies Corp.*	4,193,743
8,054	Mettler-Toledo International, Inc.*	785,265
10,680	Millipore Corp.*	715,667
26,695	Sirona Dental Systems, Inc.*	718,362
149,855	Tenet Healthcare Corp.*	767,258
98,204	Varian Medical Systems, Inc.*	4,024,400
28,740	VCA Antech, Inc.*	684,587
		35,965,817
	Industrials—9.1%
20,008	Copart, Inc.*	643,657
49,882	Heartland Express, Inc.	678,395
134,236	Iron Mountain, Inc.*	3,279,386
19,238	Lennox International, Inc.	647,743
39,938	Rollins, Inc.	722,079
80,466	Stericycle, Inc.*	4,214,004
19,047	TransDigm Group, Inc.	746,262
8,408	Valmont Industries, Inc.	607,646
		11,539,172

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Growth Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Information Technology—29.2%
162,484	3Com Corp.*	$835,168
31,398	ADTRAN, Inc.	723,410
113,525	Amphenol Corp., Class A	4,554,623
113,620	BMC Software, Inc.*	4,222,119
111,659	Citrix Systems, Inc.*	4,104,585
20,143	Digital River, Inc.*	459,865
100,042	Dolby Laboratories, Inc., Class A*	4,195,761
20,305	F5 Networks, Inc.*	911,491
12,811	FactSet Research Systems, Inc.	820,545
55,947	Genpact Ltd.*	666,329
39,344	Informatica Corp.*	835,273
30,563	Jack Henry & Associates, Inc.	705,088
13,372	ManTech International Corp., Class A*	586,496
99,149	McAfee, Inc.*	4,152,360
24,724	MICROS Systems, Inc.*	665,570
30,430	NeuStar, Inc., Class A*	702,933
30,523	Polycom, Inc.*	655,329
31,149	Red Hat, Inc.*	803,956
142,947	RF Micro Devices, Inc.*	568,929
20,363	Sybase, Inc.*	805,560
17,665	Syntel, Inc.	632,937
79,611	TIBCO Software, Inc.*	696,596
177,026	Xilinx, Inc.	3,850,316
		37,155,239
	Materials—0.6%
13,017	Walter Energy, Inc.	761,494
	Total Common Stocks (Cost $117,948,773)	127,168,737
	Money Market Fund—0.1%
131,881	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $131,881)	131,881
	Total Investments (Cost $118,080,654)—100.1%	127,300,618
	Liabilities in excess of other assets—(0.1%)	(128,231)
	Net Assets—100.0%	$127,172,387

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Mid Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	25.0
Consumer Discretionary	19.7
Industrials	14.7
Health Care	14.3
Consumer Staples	7.7
Materials	7.3
Energy	4.1
Financials	4.0
Telecommunication Services	1.8
Utilities	1.4
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—19.7%
2,303	Aaron's, Inc.	$57,690
1,422	Advance Auto Parts, Inc.	52,984
1,512	Bally Technologies, Inc.*	59,558
820	Chipotle Mexican Grill, Inc., Class B*	65,526
1,830	Darden Restaurants, Inc.	55,467
14,270	Discovery Communications, Inc., Class C*	342,765
19,814	DISH Network Corp., Class A*	344,764
1,999	Family Dollar Stores, Inc.	56,572
2,388	Fossil, Inc.*	63,831
10,336	Garmin Ltd.	312,767
8,905	Genuine Parts Co.	311,586
19,221	H&R Block, Inc.	352,513
570	ITT Educational Services, Inc.*	51,499
2,513	Jarden Corp.	68,831
18,235	Mattel, Inc.	345,189
1,387	Netflix, Inc.*	74,135
2,134	Priceline.com, Inc.*	336,724
3,017	Rent-A-Center, Inc.*	55,392
7,086	Ross Stores, Inc.	311,855
10,216	Scripps Networks Interactive, Inc., Class A	385,756
8,463	Service Corp. International	58,141
5,482	Sherwin-Williams Co. (The)	312,693
1,291	Tractor Supply Co.*	57,708
1,639	Tupperware Brands Corp.	73,788
1,574	Warnaco Group, Inc. (The)*	63,794
		4,271,528

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Consumer Staples—7.7%
2,337	Alberto-Culver Co.	$62,678
7,439	Brown-Forman Corp., Class B	363,098
5,843	Del Monte Foods Co.	63,104
2,667	Fresh Del Monte Produce, Inc.*	57,901
9,055	Hormel Foods Corp.	330,145
7,158	Molson Coors Brewing Co., Class B	350,527
39,082	Rite Aid Corp.*	50,416
34,054	Sara Lee Corp.	384,470
		1,662,339
	Energy—4.1%
646	Core Laboratories NV (Netherlands)	67,378
8,759	ENSCO International, Inc.	401,075
6,864	FMC Technologies, Inc.*	361,046
1,134	Oceaneering International, Inc.*	57,947
		887,446
	Financials—4.0%
2,375	American Financial Group, Inc.	58,425
3,078	Brown & Brown, Inc.	56,543
1,637	Commerce Bancshares, Inc.	62,795
23,476	Discover Financial Services	331,951
3,118	Knight Capital Group, Inc., Class A*	52,538
2,067	MSCI, Inc., Class A*	62,837
3,277	SEI Investments Co.	57,249
1,601	StanCorp Financial Group, Inc.	58,773
1,261	Transatlantic Holdings, Inc.	63,680
201	Wesco Financial Corp.	65,928
		870,719

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—14.3%
15,758	AmerisourceBergen Corp.	$349,040
6,204	Bruker Corp.*	67,251
6,458	DaVita, Inc.*	342,468
988	Edwards Lifesciences Corp.*	76,017
1,374	Emergency Medical Services Corp., Class A*	65,979
11,476	Forest Laboratories, Inc.*	317,541
8,790	Health Management Associates, Inc., Class A*	53,619
6,350	Henry Schein, Inc.*	335,471
8,446	Hospira, Inc.*	377,029
1,844	Kinetic Concepts, Inc.*	61,202
4,741	Laboratory Corp. of America Holdings*	326,607
1,177	MEDNAX, Inc.*	61,110
693	Mettler-Toledo International, Inc.*	67,568
918	Millipore Corp.*	61,515
1,384	Owens & Minor, Inc.	56,592
2,296	Sirona Dental Systems, Inc.*	61,785
1,041	Universal Health Services, Inc., Class B	57,932
6,555	Waters Corp.*	376,454
		3,115,180
	Industrials—14.7%
787	Alliant Techsystems, Inc.*	61,213
2,039	Brady Corp., Class A	55,216
1,847	Carlisle Cos., Inc.	57,331
1,721	Copart, Inc.*	55,365
9,444	Dover Corp.	355,850
2,553	EMCOR Group, Inc.*	60,302
2,222	Equifax, Inc.	60,838
686	Flowserve Corp.	67,372
5,988	Goodrich Corp.	325,448
1,542	Hubbell, Inc., Class B	65,581
11,184	Iron Mountain, Inc.*	273,225
2,609	KBR, Inc.	53,406
1,673	Kirby Corp.*	56,548
1,654	Lennox International, Inc.	55,690
2,027	Pall Corp.	64,337
7,980	Rockwell Automation, Inc.	326,781
7,215	Rockwell Collins, Inc.	363,492
3,436	Rollins, Inc.	62,123
5,812	SPX Corp.	306,757
1,638	TransDigm Group, Inc.	64,177
723	Valmont Industries, Inc.	52,251
3,785	W.W. Grainger, Inc.	354,768
		3,198,071
	Information Technology—25.0%
13,977	3Com Corp.*	71,842
2,700	ADTRAN, Inc.	62,208

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,432	Affiliated Computer Services, Inc., Class A*	$387,133
9,458	Amphenol Corp., Class A	379,455
4,582	Arris Group, Inc.*	47,011
5,195	AVX Corp.	58,807
9,466	BMC Software, Inc.*	351,757
2,978	Broadridge Financial Solutions, Inc.	61,972
9,303	Citrix Systems, Inc.*	341,978
6,725	Computer Sciences Corp.*	341,025
8,382	Compuware Corp.*	59,177
1,732	Digital River, Inc.*	39,542
8,334	Dolby Laboratories, Inc., Class A*	349,528
1,318	DST Systems, Inc.*	54,974
1,746	F5 Networks, Inc.*	78,378
6,788	Fiserv, Inc.*	311,365
4,812	Genpact Ltd.*	57,311
1,705	Hewitt Associates, Inc., Class A*	60,562
3,383	Informatica Corp.*	71,821
5,497	Jabil Circuit, Inc.	73,550
1,750	Lender Processing Services, Inc.	69,650
1,150	ManTech International Corp., Class A*	50,439
8,260	McAfee, Inc.*	345,929
4,462	NCR Corp.*	45,289
2,617	NeuStar, Inc., Class A*	60,453
14,009	Novell, Inc.*	57,297
3,626	Perot Systems Corp., Class A*	108,562
6,764	PMC-Sierra, Inc.*	57,629
2,625	Polycom, Inc.*	56,359
3,721	Quest Software, Inc.*	62,401
2,679	Red Hat, Inc.*	69,145
12,296	RF Micro Devices, Inc.*	48,938
3,321	SAIC, Inc.*	58,815
1,751	Sybase, Inc.*	69,270
2,856	Synopsys, Inc.*	62,832
1,519	Syntel, Inc.	54,426
1,573	Tech Data Corp.*	60,450
9,573	Tellabs, Inc.*	57,629
2,268	Teradata Corp.*	63,232
6,848	TIBCO Software, Inc.*	59,920
9,725	Western Digital Corp.*	327,538
14,748	Xilinx, Inc.	320,769
		5,426,368
	Materials—7.3%
1,892	Albemarle Corp.	59,749
1,764	AptarGroup, Inc.	62,287
6,851	Ball Corp.	337,960
2,306	Bemis Co., Inc.	59,564
1,697	International Flavors & Fragrances, Inc.	64,639
9,616	Owens-Illinois, Inc.*	306,558
3,001	Packaging Corp. of America	54,858

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,446	Pactiv Corp.*	$56,478
1,182	Rock-Tenn Co., Class A	51,772
6,521	Sigma-Aldrich Corp.	338,636
1,243	Silgan Holdings, Inc.	66,811
2,356	Sonoco Products Co.	63,023
2,277	Valspar Corp. (The)	57,767
		1,580,102
	Telecommunication Services—1.8%
1,894	CenturyTel, Inc.	61,479
88,847	Qwest Communications International, Inc.	318,961
		380,440
	Utilities—1.4%
1,792	AGL Resources, Inc.	62,648
1,757	Amerigas Partners LP	64,587
1,415	Energen Corp.	62,090
1,911	NSTAR	59,146
1,509	Suburban Propane Partners LP	64,917
		313,388
	Total Common Stocks and Other Equity Interests (Cost $19,524,453)	21,705,581
	Money Market Fund—0.2%
38,411	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,411)	38,411
	Total Investments (Cost $19,562,864)—100.2%	21,743,992
	Liabilities in excess of other assets—(0.2%)	(36,755)
	Net Assets—100.0%	$21,707,237

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Mid Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Consumer Discretionary	23.3
Information Technology	16.2
Consumer Staples	15.8
Industrials	10.2
Health Care	8.8
Financials	8.6
Materials	7.5
Telecommunication Services	4.2
Utilities	3.5
Energy	1.9
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—23.3%
9,162	Aaron's, Inc.	$229,508
7,281	Darden Restaurants, Inc.	220,687
81,378	DISH Network Corp., Class A*	1,415,977
42,451	Garmin Ltd.	1,284,567
36,577	Genuine Parts Co.	1,279,829
78,943	H&R Block, Inc.	1,447,815
9,995	Jarden Corp.*	273,763
74,893	Mattel, Inc.	1,417,725
15,707	RadioShack Corp.	265,291
12,005	Rent-A-Center, Inc.*	220,412
33,666	Service Corp. International	231,285
22,518	Sherwin-Williams Co. (The)	1,284,427
6,260	Warnaco Group, Inc. (The)*	253,718
		9,825,004
	Consumer Staples—15.8%
30,551	Brown-Forman Corp., Class B	1,491,194
23,245	Del Monte Foods Co.	251,046
51,716	Dr Pepper Snapple Group, Inc.*	1,409,778
10,612	Fresh Del Monte Produce, Inc.*	230,387
6,616	Hormel Foods Corp.	241,219
29,398	Molson Coors Brewing Co., Class B	1,439,620
139,861	Sara Lee Corp.	1,579,031
		6,642,275
	Energy—1.9%
2,571	Core Laboratories NV (Netherlands)	268,155
3,151	SEACOR Holdings, Inc.*	256,082
5,221	World Fuel Services Corp.	265,488
		789,725

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—8.6%
9,449	American Financial Group, Inc.	$232,445
9,647	Aspen Insurance Holdings Ltd. (Bermuda)	248,893
9,190	HCC Insurance Holdings, Inc.	242,524
47,508	Principal Financial Group, Inc.	1,189,600
6,371	StanCorp Financial Group, Inc.	233,880
5,016	Transatlantic Holdings, Inc.	253,308
60,576	Unum Group	1,208,491
		3,609,141
	Health Care—8.8%
64,718	AmerisourceBergen Corp.	1,433,504
47,133	Forest Laboratories, Inc.*	1,304,170
34,968	Health Management Associates, Inc., Class A*	213,305
7,339	Kinetic Concepts, Inc.*	243,581
4,142	Universal Health Services, Inc., Class B	230,502
11,820	Warner Chilcott PLC, Class A (Ireland)*	261,813
		3,686,875
	Industrials—10.2%
3,132	Alliant Techsystems, Inc.*	243,607
8,112	Brady Corp., Class A	219,673
7,350	Carlisle Cos., Inc.	228,144
10,157	EMCOR Group, Inc.*	239,908
8,839	Equifax, Inc.	242,012
2,729	Flowserve Corp.	268,015
24,593	Goodrich Corp.	1,336,629
6,139	Hubbell, Inc., Class B	261,092
23,873	SPX Corp.	1,260,017
		4,299,097

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Mid Cap Value Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Information Technology—16.2%
5,430	Affiliated Computer Services, Inc., Class A*	$282,849
11,848	Broadridge Financial Solutions, Inc.	246,557
27,623	Computer Sciences Corp.*	1,400,762
5,242	DST Systems, Inc.*	218,644
9,873	Fidelity National Information Services, Inc.	214,837
27,881	Fiserv, Inc.*	1,278,901
17,751	NCR Corp.*	180,173
55,726	Novell, Inc.*	227,919
97,862	Seagate Technology (Cayman Islands)	1,365,175
6,258	Tech Data Corp.*	240,495
154,335	Xerox Corp.	1,160,599
		6,816,911
	Materials—7.5%
5,005	Ball Corp.	246,897
9,176	Bemis Co., Inc.	237,016
9,625	Crown Holdings, Inc.*	256,506
6,754	International Flavors & Fragrances, Inc.	257,260
39,493	Owens-Illinois, Inc.*	1,259,037
11,941	Packaging Corp. of America	218,281
4,706	Rock-Tenn Co., Class A	206,123
9,373	Sonoco Products Co.	250,728
9,060	Valspar Corp. (The)	229,852
		3,161,700
	Telecommunication Services—4.2%
7,533	CenturyTel, Inc.	244,521
364,905	Qwest Communications International, Inc.	1,310,009
6,450	United States Cellular Corp.*	236,135
		1,790,665
	Utilities—3.5%
7,132	AGL Resources, Inc.	249,335
6,993	Amerigas Partners LP	257,063
5,632	Energen Corp.	247,132
7,600	NSTAR	235,220
6,004	Suburban Propane Partners LP	258,292
9,420	UGI Corp.	224,949
		1,471,991
	Total Common Stocks and Other Equity Interests (Cost $40,221,919)	42,093,384

Number of Shares		Value
	Money Market Fund—0.1%
44,271	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $44,271)	$44,271
	Total Investments (Cost $40,266,190)—100.1%	42,137,655
	Liabilities in excess of other assets—(0.1%)	(40,453)
	Net Assets—100.0%	$42,097,202

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Small Cap Growth Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	40.6
Health Care	16.8
Consumer Discretionary	15.8
Financials	9.7
Industrials	8.1
Telecommunication Services	2.9
Utilities	2.2
Consumer Staples	2.1
Materials	1.3
Energy	0.5
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—15.8%
54,296	99 Cents Only Stores*	$617,346
2,435	Blue Nile, Inc.*	146,222
9,579	California Pizza Kitchen, Inc.*	124,431
11,838	Capella Education Co.*	815,638
40,598	Cheesecake Factory, Inc. (The)*	738,072
7,778	hhgregg, Inc.*	128,259
13,137	Isle of Capri Casinos, Inc.*	101,812
18,385	Knology, Inc.*	184,769
6,275	Lumber Liquidators, Inc.*	133,344
5,319	Monro Muffler Brake, Inc.	164,836
4,258	P.F. Chang's China Bistro, Inc.*	124,291
7,675	PetMed Express, Inc.	120,421
2,949	Pre-Paid Legal Services, Inc.*	116,603
11,057	Stein Mart, Inc.*	105,041
4,303	Steven Madden Ltd.*	174,271
13,508	Texas Roadhouse, Inc.*	127,921
5,947	True Religion Apparel, Inc.*	153,254
11,789	Ulta Salon Cosmetics & Fragrance, Inc.*	178,485
52,931	World Wrestling Entertainment, Inc., Class A	702,924
		4,957,940
	Consumer Staples—2.1%
27,785	United Natural Foods, Inc.*	669,896
	Energy—0.5%
14,256	Resolute Energy Corp.*	151,684
	Financials—9.7%
17,958	Broadpoint Gleacher Securities, Inc.*	114,392
4,439	Credit Acceptance Corp.*	152,568

Number of Shares		Value
	Common Stocks (Continued)
7,533	eHealth, Inc.*	$107,195
16,980	GAMCO Investors, Inc., Class A	716,386
4,813	KBW, Inc.*	134,764
12,377	MarketAxess Holdings, Inc.*	147,039
75,495	Ocwen Financial Corp.*	825,160
45,144	optionsXpress Holdings, Inc.	705,601
2,799	Piper Jaffray Cos.*	129,846
		3,032,951
	Health Care—16.8%
17,054	Affymetrix, Inc.*	89,192
49,508	American Medical Systems Holdings, Inc.*	763,413
4,253	Bio-Reference Labs, Inc.*	137,500
26,119	Catalyst Health Solutions, Inc.*	819,353
36,042	Cubist Pharmaceuticals, Inc.*	610,552
12,518	Dionex Corp.*	849,722
3,681	ICU Medical, Inc.*	128,835
7,658	Merit Medical Systems, Inc.*	130,033
3,632	MWI Veterinary Supply, Inc.*	128,573
83,661	PDL BioPharma, Inc.	703,589
37,747	PSS World Medical, Inc.*	763,244
6,591	RehabCare Group, Inc.*	123,581
		5,247,587
	Industrials—8.1%
5,239	Advisory Board Co. (The)*	129,089
4,874	Aerovironment, Inc.*	129,941
5,909	Applied Signal Technology, Inc.	121,075
6,881	Argon ST, Inc.*	127,987
3,868	Badger Meter, Inc.	144,160
21,238	Cubic Corp.	737,171
5,472	Exponent, Inc.*	142,327

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
21,220	Great Lakes Dredge & Dock Corp.	$130,079
10,435	Harbin Electric, Inc.*	166,230
4,808	HEICO Corp., Class A	148,375
8,162	Marten Transport Ltd.*	143,161
4,757	Raven Industries, Inc.	117,498
6,587	Sykes Enterprises, Inc.*	156,375
5,419	Tennant Co.	144,470
		2,537,938
	Information Technology—40.6%
16,787	Acme Packet, Inc.*	164,345
19,606	Advent Software, Inc.*	749,341
34,235	Art Technology Group, Inc.*	141,048
7,857	AsiaInfo Holdings, Inc.*	173,325
3,970	Cabot Microelectronics Corp.*	126,961
73,732	Cogent, Inc.*	711,514
7,575	CommVault Systems, Inc.*	149,227
48,217	Cybersource Corp.*	789,794
6,747	DealerTrack Holdings, Inc.*	111,191
19,305	Deltek, Inc.*	138,031
6,754	Diodes, Inc.*	110,631
11,146	ExlService Holdings, Inc.*	151,697
32,240	FEI Co.*	767,634
5,940	Forrester Research, Inc.*	150,460
21,944	Hittite Microwave Corp.*	807,539
20,500	iGate Corp.	181,015
18,758	Internet Brands, Inc., Class A*	139,560
22,527	Isilon Systems, Inc.*	118,267
34,235	j2 Global Communications, Inc.*	700,106
25,272	Kulicke & Soffa Industries, Inc.*	117,515
17,550	Micrel, Inc.	131,099
4,987	Multi-Fineline Electronix, Inc.*	135,896
4,609	NCI, Inc., Class A*	124,028
18,265	NIC, Inc.	160,001
24,216	Pegasystems, Inc.	694,273
31,218	Plantronics, Inc.	752,666
29,220	Plexus Corp.*	739,266
12,763	Radiant Systems, Inc.*	125,588
10,627	RightNow Technologies, Inc.*	162,168
41,487	Semtech Corp.*	641,804
11,740	SuccessFactors, Inc.*	179,505
12,942	Synchronoss Technologies, Inc.*	147,668
43,788	TeleTech Holdings, Inc.*	783,367
101,197	TriQuint Semiconductor, Inc.*	545,452
7,857	Volterra Semiconductor Corp.*	108,819
24,017	Wright Express Corp.*	670,314
11,992	Zoran Corp.*	106,369
		12,707,484

Number of Shares		Value
	Common Stocks (Continued)
	Materials—1.3%
5,542	Balchem Corp.	$152,904
13,830	Wausau Paper Corp.	121,289
8,797	Zep, Inc.	150,429
		424,622
	Telecommunication Services—2.9%
14,198	Cogent Communications Group, Inc.*	143,826
12,235	Global Crossing Ltd.*	139,479
29,713	Neutral Tandem, Inc.*	626,647
		909,952
	Utilities—2.2%
63,641	PNM Resources, Inc.	682,232
	Total Common Stocks (Cost $30,365,329)	31,322,286
	Money Market Fund—0.1%
24,607	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $24,607)	24,607
	Total Investments (Cost $30,389,936)—100.1%	31,346,893
	Liabilities in excess of other assets—(0.1%)	(45,425)
	Net Assets—100.0%	$31,301,468

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Consumer Discretionary	20.5
Information Technology	20.4
Financials	15.3
Industrials	12.9
Health Care	10.7
Materials	7.1
Consumer Staples	7.1
Energy	3.6
Telecommunication Services	2.4
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—20.5%
2,730	Asbury Automotive Group, Inc.*	$26,590
637	Blue Nile, Inc.*	38,252
1,316	Bob Evans Farms, Inc.	34,571
10,618	Cheesecake Factory, Inc. (The)*	193,035
947	Churchill Downs, Inc.	29,717
3,765	CKE Restaurants, Inc.	32,944
1,266	Cracker Barrel Old Country Store, Inc.	41,968
2,192	Dress Barn, Inc.*	39,566
2,714	Fred's, Inc., Class A	32,134
2,698	Harte-Hanks, Inc.	31,674
9,853	Hillenbrand, Inc.	196,863
11,264	Iconix Brand Group, Inc.*	131,338
3,437	Isle of Capri Casinos, Inc.*	26,637
12,139	Jones Apparel Group, Inc.	217,167
820	Jos. A. Bank Clothiers, Inc.*	33,604
4,810	Knology, Inc.*	48,340
6,348	Life Time Fitness, Inc.*	136,799
2,270	Maidenform Brands, Inc.*	31,871
7,546	Men's Wearhouse, Inc. (The)	174,841
2,524	NutriSystem, Inc.	54,316
1,114	P.F. Chang's China Bistro, Inc.*	32,518
1,531	Papa John's International, Inc.*	34,447
2,008	PetMed Express, Inc.	31,506
5,071	Polaris Industries, Inc.	213,337
8,068	Pool Corp.	157,971
772	Pre-Paid Legal Services, Inc.*	30,525
4,817	Ruby Tuesday, Inc.*	32,081
27,533	Sally Beauty Holdings, Inc.*	185,848
1,470	Scholastic Corp.	36,559

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,672	Sonic Automotive, Inc., Class A	$23,888
2,893	Stein Mart, Inc.*	27,483
1,078	Steiner Leisure Ltd.*	39,843
1,126	Steven Madden Ltd.*	45,603
13,198	Tempur-Pedic International, Inc.*	255,645
3,085	Ulta Salon Cosmetics & Fragrance, Inc.*	46,707
875	UniFirst Corp.	36,811
5,829	Vail Resorts, Inc.*	200,751
2,310	Valassis Communications, Inc.*	42,111
8,158	Wolverine World Wide, Inc.	208,682
13,843	World Wrestling Entertainment, Inc., Class A	183,835
		3,418,378
	Consumer Staples—7.1%
9,570	Alliance One International, Inc.*	42,204
1,205	American Italian Pasta Co., Class A*	32,740
3,894	B&G Foods, Inc., Class A	30,412
2,875	Central Garden & Pet Co.*	28,520
3,193	Central Garden & Pet Co., Class A*	30,206
3,215	Chattem, Inc.*	203,734
823	J & J Snack Foods Corp.	32,237
3,937	Lancaster Colony Corp.	191,259
11,406	Nu Skin Enterprises, Inc., Class A	259,601
864	Sanderson Farms, Inc.	31,614
7,267	United Natural Foods, Inc.*	175,207
983	Universal Corp.	40,883
1,327	WD-40 Co.	41,787
1,155	Weis Markets, Inc.	40,887
		1,181,291

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—3.6%
3,306	Cal Dive International, Inc.*	$25,390
3,715	CVR Energy, Inc.*	39,082
10,839	Duncan Energy Partners LP	224,476
3,677	Global Industries Ltd.*	26,805
1,190	Gulfmark Offshore, Inc.*	32,927
1,871	Pioneer Southwest Energy Partners LP	39,647
5,405	TC Pipelines LP	211,173
		599,500
	Financials—15.3%
6,270	Advance America Cash Advance Centers, Inc.	30,974
1,164	American Physicians Capital, Inc.	32,918
2,123	AMERISAFE, Inc.*	39,361
5,579	Argo Group International Holdings Ltd. (Bermuda)*	189,463
4,698	Broadpoint Gleacher Securities, Inc.*	29,926
2,187	CNA Surety Corp.*	31,624
1,335	Community Trust Bancorp, Inc.	32,868
1,161	Credit Acceptance Corp.*	39,904
8,472	Delphi Financial Group, Inc., Class A	183,842
2,114	Dollar Financial Corp.*	39,680
1,971	eHealth, Inc.*	28,047
1,911	First Cash Financial Services, Inc.*	32,831
3,958	First Financial Bankshares, Inc.	191,765
4,441	GAMCO Investors, Inc., Class A	187,366
5,108	GFI Group, Inc.	26,306
1,119	Harleysville Group, Inc.	35,058
3,865	Hercules Technology Growth Capital, Inc.	36,254
8,202	Investment Technology Group, Inc.*	176,917
1,259	KBW, Inc.*	35,252
4,569	Meadowbrook Insurance Group, Inc.	30,749
4,512	National Financial Partners Corp.	36,773
19,745	Ocwen Financial Corp.*	215,813
14,470	OneBeacon Insurance Group Ltd., Class A	172,482
11,807	optionsXpress Holdings, Inc.	184,543
9,242	PHH Corp.*	149,351
3,881	Provident New York Bancorp	33,105
3,711	Retail Opportunity Investments Corp.*	38,409
3,760	RLI Corp.	188,000
819	Tompkins Financial Corp.	35,520
5,044	TradeStation Group, Inc.*	38,940
1,380	World Acceptance Corp.*	34,624
		2,558,665
	Health Care—10.7%
1,049	Air Methods Corp.*	32,036
12,948	American Medical Systems Holdings, Inc.*	199,658
1,755	AmSurg Corp.*	36,978
4,516	Chemed Corp.	204,665
1,207	Corvel Corp.*	34,400

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,274	Dionex Corp.*	$222,239
12,864	Healthsouth Corp.*	187,943
2,664	Healthspring, Inc.*	38,175
1,688	Invacare Corp.	37,862
6,022	Magellan Health Services, Inc.*	193,487
950	MWI Veterinary Supply, Inc.*	33,630
2,761	Odyssey HealthCare, Inc.*	38,488
1,777	Par Pharmaceutical Cos., Inc.*	37,264
21,881	PDL BioPharma, Inc.	184,019
9,872	PSS World Medical, Inc.*	199,612
1,724	RehabCare Group, Inc.*	32,325
3,235	Symmetry Medical, Inc.*	25,783
3,940	Universal American Financial Corp.*	39,400
		1,777,964
	Industrials—12.9%
5,125	A.O. Smith Corp.	203,104
1,712	AAON, Inc.	30,833
1,371	Advisory Board Co. (The)*	33,781
2,653	Apogee Enterprises, Inc.	35,126
1,546	Applied Signal Technology, Inc.	31,678
1,653	ATC Technology Corp.*	34,548
1,009	AZZ, Inc.*	34,568
1,012	Badger Meter, Inc.	37,717
1,843	Chart Industries, Inc.*	36,436
8,457	Crane Co.	235,527
5,554	Cubic Corp.	192,779
2,130	Deluxe Corp.	30,310
1,725	Dollar Thrifty Automotive Group, Inc.*	31,930
3,157	Dycom Industries, Inc.*	31,191
11,459	DynCorp International, Inc., Class A*	194,803
1,733	EnerSys*	38,299
1,432	Exponent, Inc.*	37,246
5,552	Great Lakes Dredge & Dock Corp.	34,034
2,132	Interline Brands, Inc.*	31,127
1,193	LB Foster Co., Class A*	33,499
1,068	Michael Baker Corp.*	38,128
7,389	Mine Safety Appliances Co.	188,346
955	Powell Industries, Inc.*	35,125
1,723	Sykes Enterprises, Inc.*	40,904
1,418	Tennant Co.	37,804
2,492	Textainer Group Holdings Ltd.	37,530
4,288	United Stationers, Inc.*	202,136
6,862	Watts Water Technologies, Inc., Class A	193,852
		2,142,361
	Information Technology—20.4%
4,392	Acme Packet, Inc.*	42,998
941	Advent Software, Inc.*	35,965
8,957	Art Technology Group, Inc.*	36,903
11,935	Benchmark Electronics, Inc.*	200,508
1,039	Cabot Microelectronics Corp.*	33,227

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,343	CSG Systems International, Inc.*	$38,285
12,611	Cybersource Corp.*	206,568
4,309	EarthLink, Inc.	34,903
8,421	Euronet Worldwide, Inc.*	199,157
1,559	Fair Isaac Corp.	31,694
1,554	Forrester Research, Inc.*	39,363
5,044	Global Cash Access Holdings, Inc.*	31,929
5,739	Hittite Microwave Corp.*	211,195
2,461	i2 Technologies, Inc.*	38,736
5,364	iGate Corp.	47,364
8,954	j2 Global Communications, Inc.*	183,109
1,855	JDA Software Group, Inc.*	36,803
1,716	Loral Space & Communications, Inc.*	45,337
865	MAXIMUS, Inc.	40,015
589	MicroStrategy, Inc., Class A*	51,402
5,136	ModusLink Global Solutions, Inc.*	42,218
1,305	Multi-Fineline Electronix, Inc.*	35,561
1,206	NCI, Inc., Class A*	32,453
2,076	NETGEAR, Inc.*	37,845
4,779	NIC, Inc.	41,864
8,165	Plantronics, Inc.	196,858
7,642	Plexus Corp.*	193,343
1,606	Progress Software Corp.*	37,099
3,339	Radiant Systems, Inc.*	32,856
2,780	RightNow Technologies, Inc.*	42,423
5,612	S1 Corp.*	33,672
1,265	ScanSource, Inc.*	32,118
10,850	Semtech Corp.*	167,849
4,760	SonicWALL, Inc.*	37,794
9,843	SRA International, Inc., Class A*	184,655
3,071	SuccessFactors, Inc.*	46,956
1,199	SYNNEX Corp.*	30,850
11,452	TeleTech Holdings, Inc.*	204,876
1,384	TNS, Inc.*	39,112
26,467	TriQuint Semiconductor, Inc.*	142,657
2,056	Volterra Semiconductor Corp.*	28,476
6,281	Wright Express Corp.*	175,303
		3,402,299
	Materials—7.1%
1,450	Balchem Corp.*	40,006
2,312	Bway Holding Co.*	41,084
785	Clearwater Paper Corp.*	35,537
3,576	Glatfelter	37,798
16,308	Graphic Packaging Holding Co.*	37,345
9,858	H.B. Fuller Co.	188,386
1,318	Koppers Holdings, Inc.	34,426
2,297	LSB Industries, Inc.*	28,483
2,364	NewMarket Corp.	221,034
720	Schweitzer-Mauduit International, Inc.	37,188
7,555	Sensient Technologies Corp.	191,066

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
686	Stepan Co.	$39,267
11,472	W.R. Grace & Co.*	251,122
		1,182,742
	Telecommunication Services—2.4%
778	Atlantic Tele-Network, Inc.	35,664
3,201	Global Crossing Ltd.*	36,491
2,151	iPCS, Inc.*	51,344
3,869	Premiere Global Services, Inc.*	28,902
2,089	Shenandoah Telecommunications Co.	34,865
10,898	Syniverse Holdings, Inc.*	186,683
2,789	USA Mobility, Inc.	30,400
		404,349
	Total Common Stocks and Other Equity Interests (Cost $15,872,952)	16,667,549
	Money Market Fund—0.1%
25,715	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $25,715)	25,715
	Total Investments (Cost $15,898,667)—100.1%	16,693,264
	Liabilities in excess of other assets—(0.1%)	(23,897)
	Net Assets—100.0%	$16,669,367

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Dynamic Small Cap Value Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Consumer Discretionary	24.5
Industrials	15.9
Financials	13.2
Health Care	10.3
Energy	10.2
Materials	8.2
Consumer Staples	5.2
Utilities	4.7
Information Technology	4.3
Telecommunication Services	3.3
Money Market Fund	0.0
Other	0.2

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Consumer Discretionary—24.5%
21,414	Asbury Automotive Group, Inc.*	$208,572
10,323	Bob Evans Farms, Inc.	271,185
94,862	Cabela's, Inc.*	1,192,415
29,527	CKE Restaurants, Inc.	258,361
9,931	Cracker Barrel Old Country Store, Inc.	329,213
17,192	Dress Barn, Inc.*	310,316
21,285	Fred's, Inc., Class A	252,014
34,462	Gymboree Corp.*	1,467,047
21,159	Harte-Hanks, Inc.	248,407
77,181	Hillenbrand, Inc.	1,542,076
95,094	Jones Apparel Group, Inc.	1,701,232
6,432	Jos. A. Bank Clothiers, Inc.*	263,583
59,112	Men's Wearhouse, Inc. (The)	1,369,625
19,794	NutriSystem, Inc.	425,967
39,726	Polaris Industries, Inc.	1,671,273
37,778	Ruby Tuesday, Inc.*	251,601
215,679	Sally Beauty Holdings, Inc.*	1,455,833
11,533	Scholastic Corp.	286,826
20,957	Sonic Automotive, Inc., Class A	187,356
8,454	Steiner Leisure Ltd.*	312,460
6,866	UniFirst Corp.	288,853
45,659	Vail Resorts, Inc.*	1,572,496
18,121	Valassis Communications, Inc.*	330,346
		16,197,057
	Consumer Staples—5.2%
75,059	Alliance One International, Inc.*	331,010
9,450	American Italian Pasta Co., Class A*	256,757
30,538	B&G Foods, Inc., Class A	238,502

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,548	Central Garden & Pet Co.*	$223,676
25,042	Central Garden & Pet Co., Class A*	236,897
30,842	Lancaster Colony Corp.	1,498,304
7,707	Universal Corp.	320,534
9,060	Weis Markets, Inc.	320,724
		3,426,404
	Energy—10.2%
25,930	Cal Dive International, Inc.*	199,142
191,714	Cheniere Energy Partners LP	2,047,505
29,134	CVR Energy, Inc.*	306,490
84,903	Duncan Energy Partners LP	1,758,341
28,840	Global Industries Ltd.*	210,244
9,333	Gulfmark Offshore, Inc.*	258,244
14,672	Pioneer Southwest Energy Partners LP	310,900
42,337	TC Pipelines LP	1,654,107
		6,744,973
	Financials—13.2%
49,176	Advance America Cash Advance Centers, Inc.	242,929
9,127	American Physicians Capital, Inc.	258,112
16,651	AMERISAFE, Inc.*	308,710
43,706	Argo Group International Holdings Ltd. (Bermuda)*	1,484,256
17,151	CNA Surety Corp.*	248,003
66,362	Delphi Financial Group, Inc., Class A	1,440,055
16,582	Dollar Financial Corp.*	311,244
8,778	Harleysville Group, Inc.	275,015
11,801	Investment Technology Group, Inc.*	254,548
35,832	Meadowbrook Insurance Group, Inc.	241,149

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Small Cap Value Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
113,349	OneBeacon Insurance Group Ltd., Class A	$1,351,120
13,297	PHH Corp.*	214,880
29,450	RLI Corp.	1,472,500
6,422	Tompkins Financial Corp.	278,522
39,560	TradeStation Group, Inc.*	305,403
		8,686,446
	Health Care—10.3%
13,765	AmSurg Corp.*	290,028
16,289	Centene Corp.*	290,433
6,497	Chemed Corp.	294,444
55,719	Cooper Cos., Inc. (The)	1,560,689
20,895	Healthspring, Inc.*	299,425
75,200	Hill-Rom Holdings, Inc.	1,473,168
47,172	Magellan Health Services, Inc.*	1,515,636
21,657	Odyssey HealthCare, Inc.*	301,899
13,941	Par Pharmaceutical Cos., Inc.*	292,343
25,376	Symmetry Medical, Inc.*	202,247
30,902	Universal American Financial Corp.*	309,020
		6,829,332
	Industrials—15.9%
40,147	A.O. Smith Corp.	1,591,026
20,804	Apogee Enterprises, Inc.	275,445
58,270	Brink's Co. (The)	1,382,747
14,456	Chart Industries, Inc.*	285,795
66,250	Crane Co.	1,845,062
16,709	Deluxe Corp.	237,769
16,719	Interline Brands, Inc.*	244,097
57,879	Mine Safety Appliances Co.	1,475,336
33,590	United Stationers, Inc.*	1,583,433
62,216	WESCO International, Inc.*	1,590,241
		10,510,951
	Information Technology—4.3%
18,378	CSG Systems International, Inc.*	300,297
33,794	EarthLink, Inc.	273,731
12,231	Fair Isaac Corp.	248,656
19,297	i2 Technologies, Inc.*	303,735
14,552	JDA Software Group, Inc.*	288,712
6,784	MAXIMUS, Inc.	313,828
40,286	ModusLink Global Solutions, Inc.*	331,151
16,280	NETGEAR, Inc.*	296,784
9,924	ScanSource, Inc.*	251,970
9,401	SYNNEX Corp.*	241,888
		2,850,752
	Materials—8.2%
18,133	Bway Holding Co.*	322,223
6,158	Clearwater Paper Corp.*	278,773
28,046	Glatfelter	296,446
127,903	Graphic Packaging Holding Co.*	292,898

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,184	H.B. Fuller Co.	$271,056
10,334	Koppers Holdings, Inc.	269,924
18,018	LSB Industries, Inc.*	223,423
59,181	Sensient Technologies Corp.	1,496,688
89,866	W.R. Grace & Co.*	1,967,167
		5,418,598
	Telecommunication Services—3.3%
6,102	Atlantic Tele-Network, Inc.	279,716
30,343	Premiere Global Services, Inc.*	226,662
85,370	Syniverse Holdings, Inc.*	1,462,388
21,874	USA Mobility, Inc.*	238,427
		2,207,193
	Utilities—4.7%
76,122	Ferrellgas Partners LP	1,513,306
62,667	Southwest Gas Corp.	1,566,048
		3,079,354
	Total Common Stocks and Other Equity Interests (Cost $62,833,963)	65,951,060
	Money Market Fund—0.0%
41,046	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $41,046)	41,046
	Total Investments (Cost $62,875,009)—99.8%	65,992,106
	Other assets less liabilities—0.2%	114,245
	Net Assets—100.0%	$66,106,351

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares FTSE NASDAQ Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	27.7
Health Care	20.7
Industrials	14.1
Financials	13.8
Consumer Discretionary	11.6
Energy	3.9
Consumer Staples	3.1
Materials	2.3
Telecommunication Services	2.0
Utilities	0.4
Money Market Fund	0.1
Other	0.3

Schedule of Investments

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Consumer Discretionary—11.6%
221	1-800-FLOWERS.COM, Inc., Class A*	$849
160	AFC Enterprises, Inc.*	1,285
145	Airmedia Group, Inc. ADR (China)*	1,199
150	Ambassadors Group, Inc.	1,907
99	America's Car-Mart, Inc.*	2,052
112	Ascent Media Corp., Class A*	2,597
160	Audiovox Corp., Class A*	1,034
680	Ballard Power Systems, Inc. (Canada)*	1,482
91	Bidz.Com, Inc.*	264
223	BJ's Restaurants, Inc.*	3,559
90	Blue Nile, Inc.*	5,404
112	Buffalo Wild Wings, Inc.*	4,593
202	California Pizza Kitchen, Inc.*	2,624
54	Cavco Industries, Inc.*	1,642
950	Charming Shoppes, Inc.*	4,303
73	Cherokee, Inc.	1,382
44	China Auto Logistics, Inc.*	181
92	Citi Trends, Inc.*	2,422
562	Coldwater Creek, Inc.*	3,231
140	Conn's, Inc.*	883
63	Core-Mark Holding Co., Inc.*	1,724
207	CROCS, Inc.*	1,259
100	Crown Media Holdings, Inc., Class A*	154
70	Deer Consumer Products, Inc.*	857
770	Denny's Corp.*	1,694
615	drugstore.com, Inc.*	1,704
621	Exide Technologies*	3,801
249	Federal Mogul Corp.*	2,776
140	FGX International Holdings Ltd.*	1,847

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
424	Finish Line, Inc. (The), Class A	$4,299
50	Fisher Communications, Inc.*	974
330	Fred's, Inc., Class A	3,907
109	Fuel Systems Solutions, Inc.*	3,569
171	Fuqi International, Inc.*	3,504
109	Gaiam, Inc., Class A*	712
100	G-III Apparel Group Ltd.*	1,601
146	Global Sources Ltd. (Bermuda)*	904
100	Global Traffic Network, Inc.*	434
180	Helen of Troy Ltd.*	4,111
230	Hibbett Sports, Inc.*	4,310
195	Home Inns & Hotels Management, Inc. ADR (China)*	5,183
364	Hot Topic, Inc.*	2,803
460	HSN, Inc.*	6,872
504	Imax Corp. (Canada)*	5,191
460	Interval Leisure Group, Inc.*	5,134
43	iRobot Corp.*	575
128	Isle of Capri Casinos, Inc.*	992
150	Jos. A. Bank Clothiers, Inc.*	6,147
297	Knology, Inc.*	2,985
224	K-Swiss, Inc., Class A	1,828
160	Lakes Entertainment, Inc.*	394
93	Learning Tree International, Inc.*	1,012
160	Lincoln Educational Services Corp.*	3,171
334	Mediacom Communications Corp., Class A*	1,597
1,090	Melco Crown Entertainment Ltd. ADR (Macau)*	5,406
102	Monarch Casino & Resort, Inc.*	708
160	Monro Muffler Brake, Inc.	4,958

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
240	Morgans Hotel Group Co.*	$797
340	National CineMedia, Inc.	5,440
430	NET Servicos de Comunicacao SA ADR (Brazil)*	5,285
106	Outdoor Channel Holdings, Inc.*	734
142	Overstock.com, Inc.*	1,988
548	Pacific Sunwear of California, Inc.*	3,310
180	Palm Harbor Homes, Inc.*	398
108	Peet's Coffee & Tea, Inc.*	3,672
138	PetMed Express, Inc.*	2,165
200	Princeton Review, Inc.*	916
169	RC2 Corp.*	2,207
298	RCN Corp.*	2,485
98	Red Robin Gourmet Burgers, Inc.*	1,638
45	RRsat Global Communications Network Ltd. (Israel)	484
83	Shoe Carnival, Inc.*	1,246
444	Shuffle Master, Inc.*	3,468
105	Shutterfly, Inc.*	1,481
480	Smith & Wesson Holding Corp.*	2,050
274	Spartan Motors, Inc.	1,367
100	Stamps.com, Inc.*	1,004
121	Steiner Leisure Ltd.*	4,472
149	Steven Madden Ltd.*	6,035
720	Stewart Enterprises, Inc., Class A	3,298
50	Syms Corp.*	351
400	Texas Roadhouse, Inc.*	3,788
471	Ticketmaster Entertainment, Inc.*	4,545
157	True Religion Apparel, Inc.*	4,046
110	Universal Electronics, Inc.*	2,266
190	VisionChina Media, Inc. ADR (China)*	1,588
152	Volcom, Inc.*	2,525
29	Wacoal Holdings Corp. ADR (Japan)	1,752
133	West Marine, Inc.*	1,013
267	Westport Innovations, Inc. (Canada)*	2,611
793	Wet Seal, Inc. (The), Class A*	2,530
95	Weyco Group, Inc.	2,118
160	Wonder Auto Technology, Inc.*	2,070
185	Zumiez, Inc.*	2,492
		231,625
	Consumer Staples—3.1%
45	Alico, Inc.	1,308
151	Andersons, Inc. (The)	4,685
20	Arden Group, Inc., Class A	2,255
120	Calavo Growers, Inc.	2,142
133	Cal-Maine Foods, Inc.	3,611
167	Central Garden & Pet Co.*	1,657
399	Central Garden & Pet Co., Class A*	3,774
45	Coca-Cola Bottling Co. Consolidated	2,021
380	Cresud S.A.C.I.F.yA. ADR (Argentina)	4,682

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
135	Diamond Foods, Inc.	$4,070
60	Farmer Bros. Co.	1,134
160	Female Health Co. (The)*	741
17	Griffin Land & Nurseries, Inc.	505
100	Imperial Sugar Co.	1,249
100	Inter Parfums, Inc.	1,228
111	J & J Snack Foods Corp.	4,348
42	Lifeway Foods, Inc.*	506
106	Nash Finch Co.	3,072
110	National Beverage Corp.*	1,204
240	PriceSmart, Inc.	4,632
500	Smart Balance, Inc.*	2,640
185	Spartan Stores, Inc.	2,620
600	Star Scientific, Inc.*	504
533	SunOpta, Inc. (Canada)*	1,967
74	Susser Holdings Corp.*	880
44	Village Super Market, Inc., Class A	1,320
200	Zhongpin, Inc.*	2,662
		61,417
	Energy—3.9%
280	Acergy SA ADR (Luxembourg)	3,466
130	Approach Resources, Inc.*	1,009
308	ATP Oil & Gas Corp.*	5,331
652	Brigham Exploration Co.*	6,194
111	Bronco Drilling Co., Inc.*	702
120	China Integrated Energy, Inc.*	690
51	Clayton Williams Energy, Inc.*	1,336
248	Clean Energy Fuels Corp.*	2,877
288	Crosstex Energy, Inc.	1,619
65	Dawson Geophysical Co.*	1,570
348	Fx Energy, Inc.*	926
102	Georesources, Inc.*	1,131
700	Global Industries Ltd.*	5,103
200	GMX Resources, Inc.*	2,546
118	Gulf Island Fabrication, Inc.	2,256
268	Gulfport Energy Corp.*	2,045
1,715	Ivanhoe Energy, Inc. (Canada)*	3,927
220	James River Coal Co.*	4,178
142	Knightsbridge Tankers Ltd. (Bermuda)	1,795
219	Matrix Service Co.*	1,943
30	OYO Geospace Corp.*	787
342	Parallel Petroleum Corp.*	1,081
158	Petroleum Development Corp.*	2,639
104	PHI, Inc.*	1,787
314	Ram Energy Resources, Inc.*	446
14	Recon Technology Ltd. (Cayman Islands)*	82
230	Rex Energy Corp.*	1,861
432	Rosetta Resources, Inc.*	5,845
136	StealthGas, Inc. (Greece)	873
148	Superior Well Services, Inc.*	1,570

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
105	T-3 Energy Services, Inc.*	$2,102
300	Tesco Corp. (Canada)*	2,604
127	Toreador Resources Corp.*	1,083
60	Torm A/S ADR (Denmark)	636
539	Transglobe Energy Corp. (Canada)*	2,048
96	Union Drilling, Inc.*	733
470	Warren Resources, Inc.*	1,015
		77,836
	Financials—13.8%
151	1st Source Corp.	2,238
181	Abington Bancorp, Inc.	1,242
30	Advanta Corp., Class A	11
200	Advanta Corp., Class B	65
155	American Capital Agency Corp. REIT	4,030
90	American Physicians Capital, Inc.	2,545
59	American Physicians Service Group, Inc.	1,420
118	Ameris Bancorp	695
156	AMERISAFE, Inc.*	2,892
89	Arrow Financial Corp.	2,263
120	Asset Acceptance Capital Corp.*	872
70	Avatar Holdings, Inc.*	1,141
70	Baldwin & Lyons, Inc., Class B	1,597
38	Bancorp Rhode Island, Inc.	970
140	BancTrust Financial Group, Inc.	449
105	Bank of The Ozarks, Inc.	2,389
180	BankFinancial Corp.	1,699
130	Banner Corp.	399
112	Berkshire Hills Bancorp, Inc.	2,302
308	BGC Partners, Inc., Class A	1,488
560	Boston Private Financial Holdings, Inc.	3,332
108	Capital City Bank Group, Inc.	1,268
20	Capital Southwest Corp.	1,485
238	Cardinal Financial Corp.	1,940
200	Cascade Bancorp	204
100	Center Financial Corp.	421
3,220	Citizens Republic Bancorp, Inc.*	1,938
100	City Bank	232
113	Clifton Savings Bancorp, Inc.	1,042
110	CNinsure, Inc. ADR (Cayman Islands)	2,230
280	CoBiz Financial, Inc.	1,336
227	Columbia Banking System, Inc.	3,337
126	Community Trust Bancorp, Inc.	3,102
201	CompuCredit Holdings Corp.*	659
76	Credit Acceptance Corp.*	2,612
139	Danvers Bancorp, Inc.	1,908
20	Diamond Hill Investment Group, Inc.*	1,049
284	Dime Community Bancshares	3,121
190	Dollar Financial Corp.*	3,566
124	Donegal Group, Inc., Class A	1,810
64	eHealth, Inc.*	911

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
106	Elbit Imaging Ltd. (Israel)*	$2,719
24	EMC Insurance Group, Inc.	494
193	Encore Capital Group, Inc.*	2,889
107	Enterprise Financial Services Corp.	913
89	Epoch Holding Corp.	827
377	EZCORP, Inc., Class A*	4,890
256	FBR Capital Markets Corp.*	1,562
139	First Bancorp	1,885
441	First Busey Corp.	1,707
244	First Cash Financial Services, Inc.*	4,192
142	First Community Bancshares, Inc.	1,653
314	First Financial Bancorp	3,982
82	First Financial Corp.	2,274
120	First Financial Holdings, Inc.	1,619
174	First Financial Northwest, Inc.	1,030
175	First Merchants Corp.	1,071
86	First South Bancorp, Inc.	911
230	Firstservice Corp. (Canada)*	4,087
247	Flushing Financial Corp.	2,774
60	Fox Chase Bancorp, Inc.*	595
57	FPIC Insurance Group, Inc.*	1,928
300	Frontier Financial Corp.*	127
83	Great Southern Bancorp, Inc.	1,902
100	Greene Bankshares, Inc.	414
240	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	4,478
400	Guaranty Bancorp*	524
175	Hallmark Financial Services, Inc.*	1,342
277	Hanmi Financial Corp.*	424
356	Harleysville National Corp.	2,051
240	Harris & Harris Group, Inc.*	1,030
136	Heartland Financial USA, Inc.	1,746
100	Heritage Commerce Corp.	264
75	Home Bancorp, Inc.*	901
150	Home BancShares, Inc.	3,244
70	Home Federal Bancorp, Inc.	808
170	IBERIABANK Corp.	7,363
172	Independent Bank Corp.	3,658
140	International Assets Holding Corp.*	2,519
29	Kansas City Life Insurance Co.	778
49	K-Fed Bancorp	438
196	Lakeland Bancorp, Inc.	1,192
102	Lakeland Financial Corp.	2,098
74	Legacy Bancorp, Inc.	707
62	Life Partners Holdings, Inc.	1,053
580	Maiden Holdings Ltd. (Bermuda)	4,019
168	MainSource Financial Group, Inc.	979
259	MarketAxess Holdings, Inc.	3,077
140	Medallion Financial Corp.	1,099
91	Meridian Interstate Bancorp, Inc.*	783
170	Mission West Properties, Inc. REIT	1,130

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
219	Nara Bancorp, Inc.	$1,612
26	NASB Financial, Inc.	640
50	National Interstate Corp.	905
390	NewStar Financial, Inc.*	979
360	Northfield Bancorp, Inc.	4,475
81	OceanFirst Financial Corp.	770
116	Old Second Bancorp, Inc.	621
135	Oritani Financial Corp.	1,729
145	Pacific Continental Corp.	1,581
157	Penson Worldwide, Inc.*	1,531
87	Peoples Bancorp, Inc.	934
140	Pico Holdings, Inc.*	4,752
270	Pinnacle Financial Partners, Inc.*	3,429
200	PMA Capital Corp., Class A*	956
200	Premierwest Bancorp	382
185	Presidential Life Corp.	1,726
396	Prospect Capital Corp.	3,932
326	Provident New York Bancorp	2,781
174	Renasant Corp.	2,547
153	Republic Bancorp, Inc., Class A	2,814
85	Rockville Financial, Inc.	880
259	Roma Financial Corp.	3,209
112	S.Y. Bancorp, Inc.	2,503
176	Sanders Morris Harris Group, Inc.	1,023
137	Sandy Spring Bancorp, Inc.	1,584
105	SCBT Financial Corp.	2,716
400	Seacoast Banking Corp. of Florida	596
70	Shore Bancshares, Inc.	1,142
60	Sierra Bancorp	524
110	Simmons First National Corp., Class A	3,219
1,400	South Financial Group, Inc. (The)	1,120
123	Southside Bancshares, Inc.	2,557
122	Southwest Bancorp, Inc.	1,200
188	StellarOne Corp.	1,995
400	Sterling Financial Corp.*	320
66	Stratus Properties, Inc.*	627
79	Suffolk Bancorp	2,209
148	Sun Bancorp, Inc.*	601
47	Taylor Capital Group, Inc.*	268
101	Territorial Bancorp, Inc.*	1,665
290	Texas Capital Bancshares, Inc.*	4,225
200	Thomas Weisel Partners Group, Inc.*	906
330	Tower Group, Inc.	8,111
206	Townebank	2,377
170	TradeStation Group, Inc.*	1,312
131	TriCo Bancshares	1,915
145	Union Bankshares Corp.	1,786
290	United America Indemnity Ltd., Class A*	2,033
130	United Financial Bancorp, Inc.	1,670
78	United Security Bancshares*	195
133	Univest Corp. of Pennsylvania	2,558

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
104	ViewPoint Financial Group	$1,394
219	Virginia Commerce Bancorp*	880
133	Washington Trust Bancorp, Inc.	1,998
110	Waterstone Financial, Inc.*	375
222	WesBanco, Inc.	3,141
250	Westfield Financial, Inc.	2,013
184	Wilshire Bancorp, Inc.	1,295
135	World Acceptance Corp.*	3,387
52	WSFS Financial Corp.	1,435
		274,420
	Health Care—20.7%
133	3SBio, Inc. ADR (Cayman Islands)*	1,374
181	Abaxis, Inc.*	4,130
306	Abiomed, Inc.*	2,769
210	Accelrys, Inc.*	1,140
453	Accuray, Inc.*	2,614
310	Acorda Therapeutics, Inc.*	6,736
300	Adolor Corp.*	435
150	Affymax, Inc.*	3,021
578	Affymetrix, Inc.*	3,023
102	Air Methods Corp.*	3,115
500	Akorn, Inc.*	725
200	Albany Molecular Research, Inc.*	1,628
610	Allos Therapeutics, Inc.*	3,447
67	Almost Family, Inc.*	2,033
322	Alphatec Holdings, Inc.*	1,539
140	AMAG Pharmaceuticals, Inc.*	5,289
125	American Dental Partners, Inc.*	1,486
143	Amicus Therapeutics, Inc.*	549
200	Angiodynamics, Inc.*	3,020
764	Arena Pharmaceuticals, Inc.*	2,697
890	Ariad Pharmaceuticals, Inc.*	1,602
379	Arqule, Inc.*	1,270
300	Array Biopharma, Inc.*	537
203	Aspenbio Pharma, Inc.*	343
16	Atrion Corp.	1,895
400	ATS Medical, Inc.*	1,076
122	BioMimetic Therapeutics, Inc.*	1,424
110	Bio-Reference Labs, Inc.*	3,556
38	Biospecifics Technologies Corp.*	1,159
258	BMP Sunstone Corp. (China)*	939
308	Cadence Pharmaceuticals, Inc.*	2,781
191	Cardiac Science Corp.*	669
500	Cardiome Pharma Corp. (Canada)*	1,955
196	CardioNet, Inc.*	1,158
260	Celldex Therapeutics, Inc.*	1,134
207	China Medical Technologies, Inc. ADR (Cayman Islands)	3,250
191	Clinical Data, Inc.*	3,014
400	Columbia Laboratories, Inc.*	372

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
45	Computer Programs & Systems, Inc.	$1,901
252	Conceptus, Inc.*	4,420
79	Corvel Corp.*	2,252
256	Cross Country Healthcare, Inc.*	2,115
105	Crucell NV ADR (Netherlands)*	2,074
56	Cutera, Inc.*	505
171	Cyberonics, Inc.*	2,473
85	Cynosure, Inc., Class A*	852
317	Cypress Bioscience, Inc.*	1,946
500	Cytokinetics, Inc.*	1,595
945	Dendreon Corp.*	23,880
983	Discovery Laboratories, Inc.*	914
640	Durect Corp.*	1,350
600	Dyax Corp.*	1,884
68	Ensign Group, Inc. (The)	1,005
373	Enzon Pharmaceuticals, Inc.*	3,129
400	eResearchTechnology, Inc.*	2,960
76	Eurand NV (Netherlands)*	1,005
79	Exactech, Inc.*	1,185
887	Exelixis, Inc.*	5,393
198	Flamel Technologies SA ADR (France)*	1,782
176	Genomic Health, Inc.*	3,268
140	Genoptix, Inc.*	4,871
237	Gentiva Health Services, Inc.*	5,688
748	Geron Corp.*	4,570
120	Given Imaging Ltd. (Israel)	1,709
120	Gtx, Inc.*	1,078
738	Halozyme Therapeutics, Inc.*	4,472
300	Hansen Medical, Inc.*	768
270	Healthways, Inc.*	4,342
50	Home Diagnostics, Inc.*	313
1,330	Human Genome Sciences, Inc.*	24,858
89	ICU Medical, Inc.*	3,115
200	Idenix Pharmaceuticals, Inc.*	444
192	Idera Pharmaceuticals, Inc.*	1,025
203	I-Flow Corp.*	2,562
460	Immunogen, Inc.*	3,077
600	Immunomedics, Inc.*	2,136
948	Incyte Corp.*	5,584
649	Inspire Pharmaceuticals, Inc.*	2,901
250	Insulet Corp.*	2,775
378	InterMune, Inc.*	4,566
276	inVentiv Health, Inc.*	4,686
130	IPC The Hospitalist Co., Inc.*	3,939
140	IRIS International, Inc.*	1,420
123	Kendle International, Inc.*	2,076
93	Kensey Nash Corp.*	2,224
1,000	Lexicon Pharmaceuticals, Inc.*	1,310
110	LHC Group, Inc.*	3,070
900	Ligand Pharmaceuticals, Inc., Class B*	1,530
459	Mannkind Corp.*	2,396

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
83	MAP Pharmaceuticals, Inc.*	$682
62	Matrixx Initiatives, Inc.*	279
234	Maxygen, Inc.*	1,306
122	MedCath Corp.*	1,002
135	Medical Action Industries, Inc.*	1,477
50	Medidata Solutions, Inc.*	790
207	Medivation, Inc.*	5,283
220	Merit Medical Systems, Inc.*	3,736
98	Metabolix, Inc.*	994
132	Micrus Endovascular Corp.*	1,560
265	Momenta Pharmaceuticals, Inc.*	2,417
100	MWI Veterinary Supply, Inc.*	3,540
416	Nabi Biopharmaceuticals*	1,352
75	Nanosphere, Inc.*	501
232	Natus Medical, Inc.*	3,222
121	Neogen Corp.*	3,836
300	Neurocrine Biosciences, Inc.*	666
130	NovaMed, Inc.*	524
748	Novavax, Inc.*	2,872
394	NPS Pharmaceuticals, Inc.*	1,249
280	Nxstage Medical, Inc.*	1,562
76	Obagi Medical Products, Inc.*	777
206	Odyssey HealthCare, Inc.*	2,872
259	Omnicell, Inc.*	2,549
269	Optimer Pharmaceuticals, Inc.*	3,110
386	Orasure Technologies, Inc.*	1,258
283	Orexigen Therapeutics, Inc.*	1,828
141	Orthofix International NV (Netherlands)*	4,512
623	Orthovita, Inc.*	2,180
53	Osiris Therapeutics, Inc.*	337
351	Pain Therapeutics, Inc.*	1,780
114	Palomar Medical Technologies, Inc.*	1,158
230	Pharmasset, Inc.*	4,319
218	Poniard Pharmaceuticals, Inc.*	1,428
240	Pozen, Inc.*	1,363
254	Progenics Pharmaceuticals, Inc.*	1,064
451	QLT, Inc. (Canada)*	1,574
530	Questcor Pharmaceuticals, Inc.*	2,406
251	Quidel Corp.*	3,589
300	Radnet, Inc.*	729
240	Repligen Corp.*	1,171
90	Repros Therapeutics, Inc.*	84
183	Res-Care, Inc.*	2,201
405	Rigel Pharmaceuticals, Inc.*	2,596
99	Rochester Medical Corp.*	1,001
451	RTI Biologics, Inc.*	1,768
93	Rxi Pharmaceuticals Corp.*	194
403	Salix Pharmaceuticals Ltd.*	7,411
340	Sangamo Biosciences, Inc.*	1,809
481	Santarus, Inc.*	1,486
500	Savient Pharmaceuticals, Inc.*	6,300

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
810	Seattle Genetics, Inc.*	$7,355
29	Skystar Bio-Pharmaceutical Co. Ltd.*	484
102	Somanetics Corp.*	1,525
142	SonoSite, Inc.*	3,520
260	Spectranetics Corp.*	1,482
264	Stereotaxis, Inc.*	953
362	Sun Healthcare Group, Inc.*	3,287
440	SuperGen, Inc.*	1,030
240	SXC Health Solutions Corp. (Canada)*	10,963
230	Syneron Medical Ltd. (Israel)*	2,530
99	Synovis Life Technologies, Inc.*	1,194
200	Synta Pharmaceuticals Corp.*	550
330	Theravance, Inc.*	4,610
432	TomoTherapy, Inc.*	1,434
100	TranS1, Inc.*	397
96	US Physical Therapy, Inc.*	1,348
132	Vascular Solutions, Inc.*	1,019
57	Virtual Radiologic Corp.*	732
120	Vital Images, Inc.*	1,369
650	Vivus, Inc.*	5,135
1,300	Xoma Ltd.*	884
49	Young Innovations, Inc.	1,159
170	Zoll Medical Corp.*	3,301
287	Zymogenetics, Inc.*	1,335
		411,597
	Industrials—14.1%
188	3d Systems Corp.*	1,658
108	AAON, Inc.	1,945
250	Acacia Research—Acacia Technologies*	1,900
511	Advanced Battery Technologies, Inc.*	1,717
131	Aerovironment, Inc.*	3,492
223	Altra Holdings, Inc.*	1,956
27	American Commercial Lines, Inc.*	579
115	American Ecology Corp.	1,911
80	American Railcar Industries, Inc.	800
73	American Science & Engineering, Inc.	4,827
363	American Superconductor Corp.*	12,168
88	American Woodmark Corp.	1,731
226	Apogee Enterprises, Inc.	2,992
120	A-Power Energy Generation Systems Ltd.*	1,296
107	Applied Signal Technology, Inc.	2,192
134	Argon ST, Inc.*	2,492
180	Astec Industries, Inc.*	4,140
164	ATC Technology Corp.*	3,428
170	Atlas Air Worldwide Holdings, Inc.*	4,469
68	Barrett Business Services, Inc.	789
370	Beacon Roofing Supply, Inc.*	5,313
250	Canadian Solar, Inc. (China)*	3,645
1,500	Capstone Turbine Corp.*	1,755
120	Casella Waste Systems, Inc., Class A*	335

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
180	Celadon Group, Inc.*	$1,757
230	Chart Industries, Inc.*	4,547
174	China Architectural Engineering, Inc.*	233
340	China BAK Battery, Inc.*	1,119
69	China Fire & Security Group, Inc.*	981
119	China Ritar Power Corp.*	577
239	China Sunergy Co. Ltd. ADR (China)*	884
110	Coleman Cable, Inc.*	382
158	Columbus McKinnon Corp.*	2,615
101	Courier Corp.	1,498
92	CRA International, Inc.*	2,277
225	Diamond Management & Technology Consultants, Inc.	1,332
2,110	DryShips, Inc. (Greece)*	12,744
81	DXP Enterprises, Inc.*	930
83	Dynamex, Inc.*	1,538
105	Dynamic Materials Corp.	2,024
515	Eagle Bulk Shipping, Inc.	2,441
190	Encore Wire Corp.	3,943
388	Ener1, Inc.*	1,936
417	Energy Recovery, Inc.*	2,327
140	EnerNOC, Inc.*	4,022
191	Euroseas Ltd.	749
1,700	Evergreen Solar, Inc.*	2,465
114	Exponent, Inc.*	2,965
74	First Advantage Corp., Class A*	1,302
156	Flanders Corp.*	786
576	Force Protection, Inc.*	2,534
99	FreightCar America, Inc.	2,334
111	Frozen Food Express Industries	322
151	Fuel Tech, Inc.*	1,747
576	FuelCell Energy, Inc.*	1,918
170	Fushi Copperweld, Inc.*	1,175
153	GeoEye, Inc.*	3,882
187	Gibraltar Industries, Inc.	2,023
485	Great Lakes Dredge & Dock Corp.	2,973
116	H&E Equipment Services, Inc.*	1,230
90	Harbin Electric, Inc.*	1,434
420	Hawaiian Holdings, Inc.*	2,978
358	Healthcare Services Group, Inc.	7,071
137	Heidrick & Struggles International, Inc.	3,748
67	Heritage-Crystal Clean, Inc.*	838
114	Herley Industries, Inc.*	1,289
150	Houston Wire & Cable Co.	1,813
55	Hurco Cos., Inc.*	874
50	ICF International, Inc.*	1,433
284	Innerworkings, Inc.*	1,463
320	Insituform Technologies, Inc., Class A*	6,784
147	Insteel Industries, Inc.	1,635
125	Integrated Electrical Services, Inc.*	822
468	Interface, Inc., Class A	3,632

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
50	Jinpan International Ltd. (China)	$1,518
213	Kaman Corp.	4,401
262	Kelly Services, Inc., Class A	2,903
46	Key Technology, Inc.*	499
315	Kforce, Inc.*	3,695
222	Kimball International, Inc., Class B	1,665
23	K-Tron International, Inc.*	2,186
131	Ladish Co., Inc.*	1,698
50	Lawson Products, Inc.	777
85	LB Foster Co., Class A*	2,387
226	LECG Corp.*	780
75	LMI Aerospace, Inc.*	808
200	LSI Industries, Inc.	1,398
136	Marten Transport Ltd.*	2,385
7	Mitsui & Co. Ltd. ADR (Japan)*	1,829
104	Multi-Color Corp.	1,380
76	Northwest Pipe Co.*	2,288
430	Odyssey Marine Exploration, Inc.*	645
27	Omega Flex, Inc.	420
298	On Assignment, Inc.*	1,800
178	Orion Energy Systems, Inc.*	678
219	Pacer International, Inc.	626
259	Paragon Shipping, Inc., Class A	1,057
13	Patriot Transportation Holding, Inc.*	1,144
799	Plug Power, Inc.*	687
110	PMFG, Inc.*	1,592
71	Powell Industries, Inc.*	2,611
700	Power-One, Inc.*	1,925
23	Preformed Line Products Co.	885
193	Prg-Schultz International, Inc.*	1,000
60	Protection One, Inc.*	323
150	Raven Industries, Inc.	3,705
180	RBC Bearings, Inc.*	3,872
215	Republic Airways Holdings, Inc.*	1,722
105	RINO International Corp.*	2,050
160	Rush Enterprises, Inc., Class A*	1,747
60	Rush Enterprises, Inc., Class B*	549
110	Saia, Inc.*	1,613
150	School Specialty, Inc.*	3,337
200	SmartHeat, Inc.*	1,788
300	Solarfun Power Holdings Co. Ltd. ADR (China)*	1,425
62	Standard Parking Corp.*	1,091
372	Star Bulk Carriers Corp.	1,135
109	Sterling Construction Co., Inc.*	1,758
104	Sun Hydraulics Corp.	1,982
500	Taser International, Inc.*	2,045
157	Team, Inc.*	2,548
100	Tecumseh Products Co., Class A*	1,045
33	Tecumseh Products Co., Class B*	342
113	Thermadyne Holdings Corp.*	683

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
111	Titan Machinery, Inc.*	$1,191
120	Ultralife Corp.*	439
180	Ultrapetrol Bahamas Ltd.*	882
116	Universal Forest Products, Inc.	4,139
134	Universal Truckload Services, Inc.	2,203
68	USA Truck, Inc.*	764
700	Valence Technology, Inc.*	903
180	Vicor Corp.*	1,228
110	Vitran Corp., Inc. (Canada)*	942
30	VSE Corp.	1,314
270	Waste Services, Inc.*	1,771
497	YRC Worldwide, Inc.*	1,814
		281,873
	Information Technology—27.7%
243	Acme Packet, Inc.*	2,379
216	Actel Corp.*	2,575
378	Actuate Corp.*	1,894
999	Adaptec, Inc.*	3,187
360	Advanced Analogic Technologies, Inc.*	1,134
261	Advanced Energy Industries, Inc.*	3,187
200	Airvana, Inc.*	1,222
478	Alvarion Ltd. (Israel)*	1,879
189	American Software, Inc., Class A	1,228
1,125	Amkor Technology, Inc.*	6,199
521	Anadigics, Inc.*	1,672
122	Anaren, Inc.*	1,784
544	Applied Micro Circuits Corp.*	4,254
270	ArcSight, Inc.*	6,674
614	ARM Holdings PLC ADR (United Kingdom)	4,464
1,100	Art Technology Group, Inc.*	4,532
535	Aruba Networks, Inc.*	4,184
370	AsiaInfo Holdings, Inc.*	8,162
70	ASM International NV (Netherlands)*	1,395
259	ATMI, Inc.*	3,924
18	BEL Fuse, Inc., Class A	320
79	BEL Fuse, Inc., Class B	1,430
413	BigBand Networks, Inc.*	1,528
320	Blue Coat Systems, Inc.*	7,130
156	Bottomline Technologies, Inc.*	2,290
508	Brightpoint, Inc.*	3,744
531	Brooks Automation, Inc.*	3,653
58	Cass Information Systems, Inc.	1,724
620	CDC Corp., Class A (Hong Kong)*	1,445
294	Ceragon Networks Ltd. (Israel)*	2,622
164	CEVA, Inc.*	1,661
135	China Finance Online Co. Ltd. ADR (China)*	1,083
305	China Information Security Technology, Inc.*	1,952
535	Cirrus Logic, Inc.*	2,589
222	Cogo Group, Inc.*	1,245
195	Cohu, Inc.	2,219

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
183	comScore, Inc.*	$2,805
184	Comverge, Inc.*	2,099
176	Constant Contact, Inc.*	2,916
72	CPI International, Inc.*	713
560	Cybersource Corp.*	9,173
338	Daktronics, Inc.	2,542
158	Deltek, Inc.*	1,130
164	Demandtec, Inc.*	1,442
190	DG Fastchannel, Inc.*	3,984
200	Digi International, Inc.*	1,590
260	Diodes, Inc.*	4,259
81	DivX, Inc.*	390
184	Double-Take Software, Inc.*	1,706
191	DSP Group, Inc.*	1,104
140	DTS, Inc.*	3,955
63	Ebix, Inc.*	3,881
250	Echelon Corp.*	3,412
149	Electro Rent Corp.	1,596
210	Electro Scientific Industries, Inc.*	2,297
600	EMCORE Corp.*	612
128	EMS Technologies, Inc*	2,231
1,065	Entegris, Inc.*	4,004
502	Epicor Software Corp.*	3,875
295	EPIQ Systems, Inc.*	3,720
390	Exar Corp.*	2,691
73	ExlService Holdings, Inc.*	994
700	Extreme Networks, Inc.*	1,393
195	EZchip Semiconductor Ltd. (Israel)*	2,334
270	FalconStor Software, Inc.*	899
130	FARO Technologies, Inc.*	2,010
490	Finisar Corp.*	3,650
140	Forrester Research, Inc.*	3,546
55	Fundtech Ltd. (Israel)*	714
310	GigaMedia Ltd. (Taiwan, Republic of China)*	1,271
300	Gilat Satellite Networks Ltd. (Israel)*	1,347
175	Globecomm Systems, Inc.*	1,183
325	GSI Commerce, Inc.*	6,165
330	Hackett Group, Inc. (The)*	1,030
781	Harmonic, Inc.*	4,100
486	Harris Stratex Networks, Inc., Class A*	3,062
720	Himax Technologies, Inc. ADR (Taiwan, Republic of China)	1,901
71	Hughes Communications, Inc.*	1,656
140	i2 Technologies, Inc.*	2,204
114	ICx Technologies, Inc.*	576
225	iGate Corp.	1,987
227	Immersion Corp.*	833
355	infoGROUP, Inc.*	2,329
253	Information Services Group, Inc.*	911
288	InfoSpace, Inc.*	2,468

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
370	Insight Enterprises, Inc.*	$3,892
144	Integral Systems, Inc.*	1,210
105	Interactive Intelligence, Inc.*	1,761
403	Internap Network Services Corp.*	1,290
257	Internet Brands, Inc., Class A*	1,912
304	Internet Capital Group, Inc.*	2,210
59	Internet Gold-Golden Lines Ltd. (Israel)*	759
180	Intevac, Inc.*	1,836
500	iPass, Inc.*	650
162	Isilon Systems, Inc.*	850
130	Ituran Location and Control Ltd. (Israel)*	1,607
200	Ixia*	1,330
180	IXYS Corp.*	1,206
260	JDA Software Group, Inc.*	5,158
189	Kenexa Corp.*	2,381
122	Keynote Systems, Inc.*	1,247
282	Knot, Inc. (The)*	3,009
530	Kopin Corp.*	2,353
900	Lattice Semiconductor Corp.*	1,719
277	Limelight Networks, Inc.*	967
175	Liquidity Services, Inc.*	1,683
180	Littelfuse, Inc.*	4,961
73	LogMeIn, Inc.*	1,467
58	LoopNet, Inc.*	506
160	Loral Space & Communications, Inc.*	4,227
140	Manhattan Associates, Inc.*	3,213
205	Marchex, Inc., Class B	929
400	Mattson Technology, Inc.*	848
216	Maxwell Technologies, Inc.*	3,873
248	Mellanox Technologies Ltd. (Israel)*	4,328
76	MicroStrategy, Inc., Class A*	6,633
400	Microtune, Inc.*	684
377	ModusLink Global Solutions, Inc.*	3,099
212	Monolithic Power Systems, Inc.*	4,238
217	Monotype Imaging Holdings, Inc.*	1,632
1,230	Move, Inc.*	2,521
81	Multi-Fineline Electronix, Inc.*	2,207
69	NCI, Inc., Class A*	1,857
241	Ness Technologies, Inc.*	1,588
136	Netlogic Microsystems, Inc.*	5,169
330	Netscout Systems, Inc.*	4,056
301	Newport Corp.*	2,239
380	NIC, Inc.	3,329
75	Novatel Wireless, Inc.*	669
38	NVE Corp.*	1,421
310	O2micro International Ltd. ADR (Cayman Islands)*	1,361
413	OmniVision Technologies, Inc.*	5,063
242	Online Resources Corp.*	1,270
886	Opentv Corp., Class A*	1,364
173	Oplink Communications, Inc.*	2,566

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
120	OPNET Technologies, Inc.	$1,308
549	Opnext, Inc.*	1,351
250	Orbcomm, Inc.*	592
280	Orbotech Ltd. (Israel)*	2,604
140	OSI Systems, Inc.*	2,748
1,360	Palm, Inc.*	15,790
250	Parkervision, Inc.*	692
70	PC Connection, Inc.*	412
152	PC-Tel, Inc.*	891
120	Pegasystems, Inc.	3,440
280	Perfect World Co. Ltd. ADR (Cayman Islands)*	12,323
261	Perficient, Inc.*	2,125
213	Pericom Semiconductor Corp.*	2,004
270	Phoenix Technologies Ltd.*	632
218	Power Integrations, Inc.	6,802
297	Presstek, Inc.*	505
100	Qad, Inc.	456
271	Radiant Systems, Inc.*	2,667
195	RadiSys Corp.*	1,659
154	RADvision Ltd. (Israel)*	950
153	RADWARE Ltd. (Israel)*	1,770
100	Renaissance Learning, Inc.	908
2,204	RF Micro Devices, Inc.*	8,772
100	RightNow Technologies, Inc.*	1,526
79	Rimage Corp.*	1,454
120	Rubicon Technology, Inc.*	1,814
190	Rudolph Technologies, Inc.*	1,205
434	S1 Corp.*	2,604
666	Sanmina-SCI Corp.*	4,276
254	Seachange International, Inc.*	1,720
203	Semitool, Inc.*	1,433
145	Shoretel, Inc.*	953
259	Sierra Wireless, Inc. (Canada)*	2,334
222	Sigma Designs, Inc.*	2,666
247	Silicon Graphics International Corp.*	1,472
600	Silicon Image, Inc.*	1,266
279	Silicon Motion Technology Corp. ADR (Taiwan, Republic of China)*	971
740	Silicon Storage Technology, Inc.*	1,502
263	Smith Micro Software, Inc.*	2,388
430	SonicWALL, Inc.*	3,414
161	Sourcefire, Inc.*	3,268
181	Standard Microsystems Corp.*	3,486
300	STEC, Inc.*	6,396
169	Stratasys, Inc.*	2,667
410	SuccessFactors, Inc.*	6,269
200	Super Micro Computer, Inc.*	1,612
108	Supertex, Inc.*	2,619
360	Support.Com, Inc.*	864
200	Switch & Data Facilities Co., Inc.*	3,346

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
360	Symmetricom, Inc.*	$1,724
280	Symyx Technologies, Inc.*	1,644
76	Synchronoss Technologies, Inc.*	867
260	Taleo Corp., Class A*	5,652
106	Techtarget, Inc.*	668
54	Techwell, Inc.*	560
330	TeleCommunication Systems, Inc., Class A*	2,950
113	Telvent GIT SA (Spain)	3,249
534	Terremark Worldwide, Inc.*	3,412
107	The9 Ltd. ADR (China)	802
200	Thestreet.Com, Inc.	498
550	THQ, Inc.*	2,876
860	TiVo, Inc.*	9,357
55	Travelzoo, Inc.*	760
491	Trident Microsystems, Inc.*	923
1,240	TriQuint Semiconductor, Inc.*	6,684
355	TTM Technologies, Inc.*	3,610
202	Ultimate Software Group, Inc.*	5,153
180	Ultratech, Inc.*	2,326
300	Universal Display Corp.*	3,408
1,000	Utstarcom, Inc.*	1,810
232	VASCO Data Security International, Inc.*	1,411
198	Veeco Instruments, Inc.*	4,821
147	Virtusa Corp.*	1,320
118	Vocus, Inc.*	2,136
200	Volterra Semiconductor Corp.*	2,770
86	WebMD Health Corp.*	2,929
110	Yucheng Technologies Ltd. (China)*	792
500	Zix Corp.*	915
419	Zoran Corp.*	3,717
141	Zygo Corp.*	974
		551,246
	Materials—2.3%
210	A. Schulman, Inc.	3,648
42	AEP Industries, Inc.*	1,465
800	Altair Nanotechnologies, Inc.*	816
151	Balchem Corp.	4,166
455	Century Aluminum Co.*	3,945
65	China Natural Resources, Inc. (Hong Kong)*	688
180	DRDGOLD Ltd. ADR (South Africa)	1,057
110	Globe Specialty Metals, Inc.*	871
99	Haynes International, Inc.*	2,804
355	Horsehead Holding Corp.*	3,383
230	ICO, Inc.*	883
133	Innophos Holdings, Inc.	2,574
197	Innospec, Inc.	2,328
181	KapStone Paper and Packaging Corp.*	1,256
200	Landec Corp.*	1,308
240	Lihir Gold Ltd. ADR (Australia)*	6,542

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE NASDAQ Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
90	Olympic Steel, Inc.	$2,277
90	Penford Corp.	531
201	Senomyx, Inc.*	772
334	Shengda Tech, Inc.*	2,021
300	U.S. Concrete, Inc.*	483
16	U.S. Lime & Minerals, Inc.*	561
287	Zoltek Cos., Inc.*	2,557
		46,936
	Telecommunication Services—2.0%
361	Alaska Communications Systems Group, Inc.	2,809
62	America Movil SAB de CV, Series A ADR (Mexico)	2,722
90	Atlantic Tele-Network, Inc.	4,126
280	Cogent Communications Group, Inc.*	2,836
186	Consolidated Communications Holdings, Inc.	2,570
114	D&E Communications, Inc.	1,277
300	General Communication, Inc., Class A*	1,845
240	Ibasis, Inc.*	540
1,200	ICO Global Communications Holdings Ltd.*	936
140	iPCS, Inc.*	3,342
276	Neutral Tandem, Inc.*	5,821
898	PAETEC Holding Corp.*	2,909
93	Partner Communications Co. Ltd. ADR (Israel)*	1,753
197	Shenandoah Telecommunications Co.	3,288
117	SureWest Communications*	1,032
40	Telefonos de Mexico SAB de CV, Series A ADR (Mexico)	663
180	USA Mobility, Inc.*	1,962
		40,431
	Utilities—0.4%
104	Cadiz, Inc.*	1,112
130	China Natural Gas, Inc.*	1,527
122	Consolidated Water Co., Inc. (Cayman Islands)	1,801
113	Middlesex Water Co.	1,739
200	Southwest Water Co.	1,114
		7,293
	Total Common Stocks (Cost $2,242,339)	1,984,674

Number of Shares		Value
	Money Market Fund—0.1%
1,235	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,235)	$1,235
	Total Investments (Cost $2,243,574)—99.7%	1,985,909
	Other assets less liabilities—0.3%	5,516
	Net Assets—100.0%	$1,991,425

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Zacks Micro Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Financials	30.1
Consumer Discretionary	19.8
Information Technology	18.0
Health Care	10.3
Industrials	9.3
Materials	3.9
Consumer Staples	3.4
Energy	3.2
Utilities	1.3
Telecommunication Services	0.4
Money Market Fund	0.4
Other	(0.1)

Schedule of Investments

PowerShares Zacks Micro Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Consumer Discretionary—19.8%
38,984	AH Belo Corp., Class A*	$159,834
5,250	America's Car-Mart, Inc.*	108,833
9,930	Asbury Automotive Group, Inc.*	96,718
18,348	Audiovox Corp., Class A*	118,528
21,940	Benihana, Inc., Class A*	106,190
8,340	Big 5 Sporting Goods Corp.	123,015
8,420	BJ's Restaurants, Inc.*	134,383
25,856	Build-A-Bear Workshop, Inc.*	133,934
8,056	California Pizza Kitchen, Inc.*	104,647
16,554	Callaway Golf Co.	113,229
17,426	Caribou Coffee Co., Inc.*	142,719
6,212	Cato Corp. (The), Class A	122,439
25,660	Charming Shoppes, Inc.*	116,240
17,338	ChinaCast Education Corp.*	107,842
3,268	Churchill Downs, Inc.	102,550
4,436	Citi Trends, Inc.*	116,800
11,146	Conn's, Inc.*	70,331
4,406	Core-Mark Holding Co., Inc.*	120,592
8,390	Dorman Products, Inc.*	122,662
5,808	Drew Industries, Inc.*	111,165
7,890	DSW, Inc., Class A*	151,488
16,778	E.W. Scripps Co., Class A*	106,708
9,810	Fred's, Inc., Class A	116,150
4,868	Frisch's Restaurants, Inc.	114,155
22,794	Furniture Brands International, Inc.*	96,875
54,362	Gray Television, Inc.	95,134
35,326	Great Wolf Resorts, Inc.*	117,989
4,710	Group 1 Automotive, Inc.	119,728
10,676	Haverty Furniture Cos., Inc.*	129,286

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,476	Helen of Troy Ltd.*	$147,912
16,848	Hot Topic, Inc.*	129,730
10,696	Isle of Capri Casinos, Inc.*	82,894
4,710	Jo-Ann Stores, Inc.*	125,380
2,806	Jos. A. Bank Clothiers, Inc.*	114,990
8,810	Kirkland's, Inc.*	110,830
12,000	Landry's Restaurants, Inc.*	130,800
14,592	La-Z-Boy, Inc.	103,603
5,504	Lincoln Educational Services Corp.*	109,089
8,086	Lithia Motors, Inc., Class A*	67,437
9,272	M/I Homes, Inc.*	103,568
9,842	Marcus Corp.	115,151
16,062	MarineMax, Inc.*	109,382
14,718	Media General, Inc., Class A	122,012
6,182	Meritage Homes Corp.*	112,760
3,924	Monro Muffler Brake, Inc.	121,605
8,634	Movado Group, Inc.	90,484
41,112	MTR Gaming Group, Inc.*	89,213
24,610	Multimedia Games, Inc.*	120,835
1,462	National Presto Industries, Inc.	127,092
13,444	O'Charley's, Inc.*	94,242
24,462	Pacific Sunwear of California, Inc.*	147,750
12,894	Pep Boys—Manny, Moe & Jack (The)	113,080
7,850	Perry Ellis International, Inc.*	107,310
12,364	Pinnacle Entertainment, Inc.*	104,476
21,882	Red Lion Hotels Corp.*	104,377
6,172	Red Robin Gourmet Burgers, Inc.*	103,134
23,894	Retail Ventures, Inc.*	153,161
11,558	Rex Stores Corp.*	142,741
14,984	Ruby Tuesday, Inc.*	99,793

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,184	Shoe Carnival, Inc.*	$122,842
13,344	Shuffle Master, Inc.*	104,217
7,556	Shutterfly, Inc.*	106,540
5,574	Skyline Corp.	97,489
24,532	Spartan Motors, Inc.	122,415
8,762	Speedway Motorsports, Inc.	118,637
9,714	Stage Stores, Inc.	114,625
8,282	Standard Motor Products, Inc.	69,238
34,148	Standard Pacific Corp.*	102,444
10,696	Steak N Shake Co. (The)*	124,608
3,384	Steven Madden Ltd.*	137,052
9,714	Sturm Ruger & Co., Inc.	103,163
8,870	Superior Industries International, Inc.	117,794
13,248	Tongxin International Ltd. (British Virgin Islands)*	117,775
22,568	TravelCenters of America LLC*	127,961
30,322	Tuesday Morning Corp.*	97,940
39,348	Unifi, Inc.*	109,387
9,764	Universal Travel Group*	114,044
38,072	ValueVision Media, Inc., Class A*	120,688
16,034	West Marine, Inc.*	122,179
10,500	Wonder Auto Technology, Inc.*	135,870
		9,171,903
	Consumer Staples—3.4%
28,122	Alliance One International, Inc.*	124,018
4,632	American Italian Pasta Co., Class A*	125,851
10,716	Central Garden & Pet Co.*	106,303
11,520	Central Garden & Pet Co., Class A*	108,979
17,142	Cott Corp. (Canada)*	135,422
14,296	HQ Sustainable Maritime Industries, Inc.*	108,221
9,930	Imperial Sugar Co.	124,026
5,780	Medifast, Inc.*	127,275
4,612	Nash Finch Co.	133,656
6,290	Orchids Paper Products Co.*	112,591
8,026	Pantry, Inc. (The)*	113,247
4,612	Seneca Foods Corp., Class A*	127,706
20,518	Smart Balance, Inc.*	108,335
		1,555,630
	Energy—3.2%
12,678	Alon USA Energy, Inc.	106,495
11,088	BreitBurn Energy Partners LP	126,736
7,928	Calumet Specialty Products Partners LP	126,214
14,688	Delek US Holdings, Inc.	99,144
2,786	Enbridge Energy Management LLC*	129,354
5,396	EV Energy Partner LP	135,332
7,830	Genesis Energy LP	126,846
5,946	Geokinetics, Inc.*	95,612
5,024	Global Partners LP	124,093
17,760	Green Plains Renewable Energy, Inc.*	130,891
6,240	K-Sea Transportation Partners LP	75,753

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,700	TransMontaigne Partners LP	$122,294
26,886	USEC, Inc.*	103,780
		1,502,544
	Financials—30.1%
16,268	Abington Bancorp, Inc.	111,598
22,500	Advance America Cash Advance Centers, Inc.	111,150
4,670	Alliance Financial Corp.	121,607
4,416	American Capital Agency Corp. REIT	114,816
17,920	American Equity Investment Life Holding Co.*	117,734
5,740	American National Bankshares, Inc.	123,008
4,366	American Physicians Capital, Inc.	123,470
5,446	American Physicians Service Group, Inc.	131,085
7,978	American Safety Insurance Holdings Ltd. (Bermuda)*	118,234
7,300	AMERISAFE, Inc.*	135,342
36,434	Ashford Hospitality Trust, Inc. REIT*	139,907
5,388	Baldwin & Lyons, Inc., Class B	122,900
8,860	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	125,015
21,978	Bancorp, Inc.*	112,088
14,198	Bank Mutual Corp.	99,670
4,740	Bank of The Ozarks, Inc.	107,835
5,750	Berkshire Hills Bancorp, Inc.	118,162
19,290	Boston Private Financial Holdings, Inc.	114,775
12,874	BPW Acquisition Corp.*	127,002
12,922	Brookline Bancorp, Inc.	126,506
15,308	Cardinal Financial Corp.	124,760
15,572	Cathay General Bancorp	137,501
15,964	Centerstate Banks, Inc.	120,209
5,808	Century Bancorp, Inc., Class A	141,309
5,770	Chemical Financial Corp.	126,652
32,724	China Housing & Land Development, Inc.*	100,790
7,604	Columbia Banking System, Inc.	111,779
6,908	Community Bank System, Inc.	128,558
12,040	Compass Diversified Holdings	123,169
26,748	CompuCredit Holdings Corp.*	87,733
9,272	Danvers Bancorp, Inc.	127,305
15,572	DiamondRock Hospitality Co. REIT*	118,503
6,574	Duff & Phelps Corp., Class A	113,007
9,460	DuPont Fabros Technology, Inc. REIT*	142,657
14,884	Dynex Capital, Inc. REIT	120,709
13,158	Eagle Bancorp, Inc.*	123,027
15,200	East West Bancorp, Inc.	137,256
21,234	Education Realty Trust, Inc. REIT	106,382
5,986	EMC Insurance Group, Inc.	123,192
9,370	Encore Capital Group, Inc.*	140,269
9,538	ESSA Bancorp, Inc.	114,170
4,328	Evercore Partners, Inc., Class A	141,266

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,234	FBR Capital Markets Corp.*	$129,527
11,520	Fifth Street Finance Corp.	113,242
5,102	Financial Federal Corp.	104,183
6,966	First Bancorp	94,459
8,438	First Defiance Financial Corp.	121,676
7,890	First Financial Holdings, Inc.	106,436
9,460	First Mercury Financial Corp.	120,142
10,892	First Potomac Realty Trust REIT	123,624
11,038	Flushing Financial Corp.	123,957
9,214	Gladstone Commercial Corp. REIT	118,216
5,338	Great Southern Bancorp, Inc.	122,347
6,702	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	125,059
15,670	Hallmark Financial Services, Inc.*	120,189
12,824	Hercules Technology Growth Capital, Inc.	120,289
9,596	Heritage Financial Corp.	120,046
5,760	Home BancShares, Inc.	124,589
11,030	Home Federal Bancorp, Inc.	127,397
9,008	Horace Mann Educators Corp.	111,969
5,692	Independent Bank Corp.	121,069
2,944	Infinity Property & Casualty Corp.	113,844
41,408	iStar Financial, Inc. REIT*	86,543
13,050	JMP Group, Inc.	109,881
37,092	LaBranche & Co., Inc.*	102,374
17,318	Maiden Holdings Ltd. (Bermuda)	120,014
8,830	Main Street Capital Corp.	117,351
10,440	MarketAxess Holdings, Inc.*	124,027
30,056	MCG Capital Corp.*	119,923
17,044	Meadowbrook Insurance Group, Inc.	114,706
16,122	Medical Properties Trust, Inc. REIT	128,976
6,946	Mercer Insurance Group, Inc.	129,057
4,788	NASB Financial, Inc.	117,785
4,921	National Bankshares, Inc.	133,408
686	National Western Life Insurance Co., Class A	120,846
10,106	Nelnet, Inc., Class A*	141,787
35,944	NorthStar Realty Finance Corp. REIT	126,882
7,260	NYMAGIC, Inc.	103,745
5,142	Oppenheimer Holdings, Inc., Class A (Canada)	131,121
9,910	Oriental Financial Group, Inc.	105,542
6,624	PacWest Bancorp	112,476
15,504	PennantPark Investment Corp.	119,846
6,770	Peoples Financial Corp.	117,595
9,910	Pinnacle Financial Partners, Inc.*	125,857
29,634	PMI Group, Inc. (The)	71,714
12,726	Prospect Acquisition Corp.*	125,733
11,872	Radian Group, Inc.	68,739
42,880	RAIT Financial Trust REIT*	79,328
8,438	Renasant Corp.	123,532
23,158	Resource Capital Corp. REIT	112,085

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,900	Rodman & Renshaw Capital Group, Inc.*	$89,452
11,480	Safeguard Scientifics, Inc.*	111,815
3,826	Safety Insurance Group, Inc.	128,056
7,732	Sandy Spring Bancorp, Inc.	89,382
12,934	Santander BanCorp*	148,741
4,464	SCBT Financial Corp.	115,484
10,990	SeaBright Insurance Holdings, Inc.*	122,868
4,366	Simmons First National Corp., Class A	127,749
5,592	Southside Bancshares, Inc.	116,258
8,536	StellarOne Corp.	90,567
17,230	Sterling Bancshares, Inc.	95,971
10,216	Stewart Information Services Corp.	91,331
7,458	Texas Capital Bancshares, Inc.*	108,663
23,548	Thomas Weisel Partners Group, Inc.*	106,672
10,744	Transcontinental Realty Investors, Inc.*	116,787
16,680	Tree.com, Inc.*	130,271
10,204	Triangle Capital Corp.	122,346
7,652	TriCo Bancshares	111,872
11,872	Umpqua Holdings Corp.	117,652
25,218	United Community Banks, Inc.*	102,385
10,862	United Financial Bancorp, Inc.	139,577
5,692	United Security Bancshares	117,824
25,022	Universal Insurance Holdings, Inc.	132,867
7,850	Walter Investment Management Corp. REIT	102,207
8,144	WesBanco, Inc.	115,238
19,918	Western Alliance Bancorp*	86,643
12,854	Western Liberty Bancorp*	103,475
4,514	Wintrust Financial Corp.	127,340
27,142	Xinyuan Real Estate Co. Ltd. ADR (China)*	109,925
		13,944,658
	Health Care—10.3%
3,876	Air Methods Corp.*	118,373
44,950	Allied Healthcare International, Inc.*	119,567
21,538	Allion Healthcare, Inc.*	138,705
7,624	America Service Group, Inc.	100,027
9,028	American Dental Partners, Inc.*	107,343
9,156	Angiodynamics, Inc.*	138,256
18,604	BioScrip, Inc.*	140,274
8,320	Cantel Medical Corp.*	133,619
10,008	Chindex International, Inc.*	139,512
41,702	Continucare Corp.*	109,259
19,232	Cornerstone Therapeutics, Inc.*	107,699
15,416	Cypress Bioscience, Inc.*	94,654
7,124	Emergent Biosolutions, Inc.*	102,728
34,422	Five Star Quality Care, Inc.*	118,756
5,044	Gentiva Health Services, Inc.*	121,056
19,192	Geron Corp.*	117,263

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,592	Greatbatch, Inc.*	$109,995
22,548	Health Fitness Corp.*	134,837
10,284	Healthspring, Inc.*	147,370
62,996	Hemispherx Biopharma, Inc.*	91,344
5,592	Hi-Tech Pharmacal Co., Inc.*	101,998
3,434	ICU Medical, Inc.*	120,190
5,692	Invacare Corp.	127,672
53,870	Keryx Biopharmaceuticals, Inc.*	107,740
7,732	Kindred Healthcare, Inc.*	113,660
18,810	Maxygen, Inc.*	104,960
19,982	MedQuist, Inc.	115,496
27,818	NovaMed, Inc.*	112,107
10,088	Odyssey HealthCare, Inc.*	140,627
24,178	Oncothyreon, Inc.*	85,348
7,752	Palomar Medical Technologies, Inc.*	78,760
5,788	Par Pharmaceutical Cos., Inc.*	121,374
34,050	QLT, Inc. (Canada)*	118,834
5,788	RehabCare Group, Inc.*	108,525
8,860	Res-Care, Inc.*	106,586
29,584	Sciclone Pharmaceuticals, Inc.*	72,777
15,210	Sinovac Biotech Ltd. (China)*	112,706
18,712	Spectrum Pharmaceuticals, Inc.*	77,655
47,198	SuperGen, Inc.*	110,443
7,530	Triple-S Management Corp., Class B*	125,751
10,849	Vanda Pharmaceuticals, Inc.*	110,660
10,008	Vital Images, Inc.*	114,191
		4,778,697
	Industrials—9.3%
5,740	AAR Corp.*	112,561
36,434	Air Transport Services Group, Inc.*	94,364
13,030	Aircastle Ltd. (Bermuda)	103,198
21,322	APAC Customer Services, Inc.*	137,527
5,396	Applied Signal Technology, Inc.	110,564
4,220	Arkansas Best Corp.	108,960
16,650	Ascent Solar Technologies, Inc.*	84,083
7,890	Beacon Roofing Supply, Inc.*	113,300
14,002	China Yuchai International Ltd. (Bermuda)	149,821
5,102	Dollar Thrifty Automotive Group, Inc.*	94,438
6,662	Ducommun, Inc.	113,387
10,234	Dycom Industries, Inc.*	101,112
5,642	Encore Wire Corp.	117,072
7,830	Ennis, Inc.	118,625
23,068	Force Protection, Inc.*	101,499
14,886	Fushi Copperweld, Inc.*	102,862
5,682	G&K Services, Inc., Class A	125,856
9,498	Gibraltar Industries, Inc.	102,768
12,500	Griffon Corp.*	109,625
4,170	ICF International, Inc.*	119,471
6,574	Insituform Technologies, Inc., Class A*	139,369
4,102	International Shipholding Corp.	135,981

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,254	Kelly Services, Inc., Class A	$113,614
7,358	Marten Transport Ltd.*	129,059
11,450	Miller Industries, Inc.*	115,073
7,242	Mobile Mini, Inc.*	105,009
8,812	Quanex Building Products Corp.	131,035
13,522	Republic Airways Holdings, Inc.*	108,311
9,754	Rush Enterprises, Inc., Class A*	106,514
7,840	Saia, Inc.*	114,934
5,298	School Specialty, Inc.*	117,881
20,302	Spherion Corp.*	100,495
7,066	Sterling Construction Co., Inc.*	113,975
3,168	Universal Forest Products, Inc.	113,034
6,320	Viad Corp.	110,600
10,304	Volt Information Sciences, Inc.*	83,565
32,380	WCA Waste Corp.*	129,844
9,214	Willis Lease Finance Corp.*	117,294
		4,306,680
	Information Technology—18.0%
10,342	Actel Corp.*	123,277
37,710	Adaptec, Inc.*	120,295
31,744	Advanced Analogic Technologies, Inc.*	99,994
26,788	Anadigics, Inc.*	85,989
7,408	Anaren, Inc.*	108,305
31,460	BigBand Networks, Inc.*	116,402
5,004	Black Box Corp.	132,656
48,080	CDC Corp., Class A (Hong Kong)*	112,026
31,498	Ciber, Inc.*	101,423
20,018	Clicksoftware Technologies Ltd. (Israel)*	103,293
20,586	Cogo Group, Inc.*	115,487
9,302	Cohu, Inc.	105,857
11,264	CPI International, Inc.*	111,514
15,110	Cray, Inc.*	112,721
14,788	Digi International, Inc.*	117,565
15,464	DSP Group, Inc.*	89,382
9,666	Dynamics Research Corp.*	123,821
9,420	Electro Scientific Industries, Inc.*	103,055
11,166	Electronics for Imaging, Inc.*	130,196
6,054	EMS Technologies, Inc*	105,521
8,734	EPIQ Systems, Inc.*	110,136
17,142	Exar Corp.*	118,280
36,042	EXFO Electro Optical Engineering, Inc. (Canada)*	131,914
8,478	ExlService Holdings, Inc.*	115,386
18,016	Harris Stratex Networks, Inc., Class A*	113,501
17,720	Hutchinson Technology, Inc.*	103,130
14,886	Incredimail Ltd. (Israel)	112,240
17,966	infoGROUP, Inc.	117,857
15,838	Innodata Isogen, Inc.*	102,630
33,460	Integrated Silicon Solution, Inc.*	117,110
39,339	Internap Network Services Corp.*	125,885

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Micro Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,788	Internet Brands, Inc., Class A*	$117,463
9,360	Intevac, Inc.*	95,472
5,790	JDA Software Group, Inc.*	114,874
11,560	Knot, Inc. (The)*	123,345
56,030	Lattice Semiconductor Corp.*	107,017
31,016	Limelight Networks, Inc.*	108,246
4,562	Loral Space & Communications, Inc.*	120,528
7,692	Mellanox Technologies Ltd. (Israel)*	134,225
12,756	Mercury Computer Systems, Inc.*	136,489
4,366	Multi-Fineline Electronix, Inc.*	118,973
19,194	Nanometrics, Inc.*	157,391
15,964	Ness Technologies, Inc.*	105,203
11,088	Novatel Wireless, Inc.*	98,905
7,732	OmniVision Technologies, Inc.*	94,794
48,474	Openwave Systems, Inc.*	110,036
8,634	Oplink Communications, Inc.*	128,042
13,336	Orbotech Ltd. (Israel)*	124,025
6,868	OSI Systems, Inc.*	134,819
15,208	Perficient, Inc.*	123,793
25,444	Pervasive Software, Inc.*	124,676
26,572	Photronics, Inc.*	111,071
47,002	Planar Systems, Inc.*	106,694
43,566	Qiao Xing Mobile Communication Co. Ltd. (China)*	131,569
11,676	Radiant Systems, Inc.*	114,892
14,198	RADvision Ltd. (Israel)*	87,602
11,186	RADWARE Ltd. (Israel)*	129,422
16,778	Seachange International, Inc.*	113,587
12,628	Sierra Wireless, Inc. (Canada)*	113,778
8,674	Sigma Designs, Inc.*	104,175
18,782	Silicon Graphics International Corp.*	111,941
26,494	SMART Modular Technologies (WWH), Inc.*	107,566
10,216	Smith Micro Software, Inc.*	92,761
14,984	SonicWALL, Inc.*	118,973
14,816	Spectrum Control, Inc.*	125,195
24,336	Symmetricom, Inc.*	116,569
17,564	Telestone Technologies Corp.*	142,444
48,670	Trident Microsystems, Inc.*	91,500
10,990	TTM Technologies, Inc.*	111,768
60,348	Utstarcom, Inc.*	109,230
13,266	Virtusa Corp.*	119,129
27,278	White Electronic Designs Corp.*	119,750
10,940	Zoran Corp.*	97,038
		8,341,818
	Materials—3.9%
12,678	A.M. Castle & Co.	142,881
3,160	AEP Industries, Inc.*	110,221
23,854	Boise, Inc.*	114,022
11,756	Buckeye Technologies, Inc.*	105,334

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,770	Bway Holding Co.*	$120,303
8,458	China Agritech, Inc.*	124,840
10,734	China Green Agriculture, Inc.*	118,289
5,416	Hawkins, Inc.	113,844
8,536	Innospec, Inc.	100,895
31,302	International Royalty Corp. (Canada)	117,696
15,464	KapStone Paper and Packaging Corp.*	107,320
2,306	Schweitzer-Mauduit International, Inc.	119,105
11,696	Spartech Corp.	111,931
32,282	US Energy Corp. Wyoming*	169,803
43,566	US Gold Corp.*	117,628
		1,794,112
	Telecommunication Services—0.4%
10,106	SureWest Communications*	89,135
9,714	USA Mobility, Inc.	105,883
		195,018
	Utilities—1.3%
7,634	Brookfield Infrastructure Partners LP (Bermuda)	110,693
10,382	China Natural Gas, Inc.*	121,989
6,956	Empire District Electric Co. (The)	125,625
34,736	Star Gas Partners LP	135,470
5,642	Unitil Corp.	116,733
		610,510
	Total Common Stocks and Other Equity Interests (Cost $46,617,554)	46,201,570
	Money Market Fund—0.4%
178,993	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $178,993)	178,993
	Total Investments (Cost $46,796,547)—100.1%	46,380,563
	Liabilities in excess of other assets—(0.1%)	(41,265)
	Net Assets—100.0%	$46,339,298

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Portfolio Composition

PowerShares Zacks Small Cap Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Industrials	21.6
Information Technology	18.1
Consumer Discretionary	14.7
Financials	14.2
Health Care	10.2
Energy	7.6
Materials	6.2
Consumer Staples	3.6
Utilities	3.3
Telecommunication Services	0.5
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Zacks Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—14.7%
4,004	America's Car-Mart, Inc.*	$83,003
10,456	Amerigon, Inc.*	67,232
6,331	Asbury Automotive Group, Inc.*	61,664
11,337	Brown Shoe Co., Inc.	117,565
4,430	Cato Corp. (The), Class A	87,315
11,102	Christopher & Banks Corp.	67,611
3,019	Citi Trends, Inc.*	79,490
3,280	Core-Mark Holding Co., Inc.*	89,774
1,300	Deckers Outdoor Corp.*	116,571
8,290	Dillard's, Inc., Class A	112,910
3,535	DineEquity, Inc.*	74,801
5,019	Grand Canyon Education, Inc.*	81,408
2,987	Group 1 Automotive, Inc.	75,930
6,168	Hawk Corp., Class A*	85,859
8,335	Interval Leisure Group, Inc.*	93,019
7,840	iRobot Corp.*	104,821
3,771	Jo-Ann Stores, Inc.*	100,384
6,368	Kirkland's, Inc.*	80,109
12,990	La-Z-Boy, Inc.	92,229
4,325	Lincoln Educational Services Corp.*	85,721
6,361	Maidenform Brands, Inc.*	89,308
9,693	Monarch Casino & Resort, Inc.*	67,269
11,124	New York Times Co. (The), Class A	88,658
8,456	O'Charley's, Inc.*	59,277
9,934	Orient-Express Hotels Ltd., Class A*	85,432
6,686	Overstock.com, Inc.*	93,604
4,793	Rentrak Corp.*	73,668
5,471	Shutterfly, Inc.*	77,141
6,360	Skechers U.S.A., Inc., Class A*	138,775

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
14,514	Smith & Wesson Holding Corp.*	$61,975
7,147	Sonic Automotive, Inc., Class A*	63,894
12,507	Spartan Motors, Inc.	62,410
10,155	Stamps.com, Inc.*	101,956
8,644	Steak N Shake Co. (The)*	100,703
8,000	Stein Mart, Inc.*	76,000
7,051	Sturm Ruger & Co., Inc.	74,882
2,266	UniFirst Corp.	95,331
		3,167,699
	Consumer Staples—3.6%
2,790	American Italian Pasta Co., Class A*	75,804
2,730	Andersons, Inc. (The)	84,712
2,820	Boston Beer Co., Inc., Class A*	107,160
4,312	Calavo Growers, Inc.	76,969
10,301	HQ Sustainable Maritime Industries, Inc.*	77,979
2,030	J & J Snack Foods Corp.	79,515
5,049	Pantry, Inc. (The)*	71,241
14,575	Revlon, Inc., Class A*	122,867
6,230	Winn-Dixie Stores, Inc.*	69,091
		765,338
	Energy—7.6%
8,766	Alon USA Energy, Inc.	73,634
4,990	Calumet Specialty Products Partners LP	79,441
8,350	Capital Product Partners LP (Marshall Islands)	76,820
2,892	Dawson Geophysical Co.*	69,842
6,052	Geokinetics, Inc.*	97,316

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,447	Georesources, Inc.*	$93,677
2,750	Gulfmark Offshore, Inc.*	76,093
12,620	Gulfport Energy Corp.*	96,291
2,017	Inergy Holdings LP	99,599
6,384	Natural Gas Services Group, Inc.*	107,698
2,560	Overseas Shipholding Group, Inc.	100,480
10,510	Patriot Coal Corp.*	118,763
10,680	RPC, Inc.	99,858
11,430	TETRA Technologies, Inc.*	108,128
4,930	Tsakos Energy Navigation Ltd. (Bermuda)	76,514
12,300	Union Drilling, Inc.*	93,972
13,500	Western Refining, Inc.*	75,735
1,997	World Fuel Services Corp.	101,547
		1,645,408
	Financials—14.2%
10,838	Abington Bancorp, Inc.	74,349
2,633	American Physicians Capital, Inc.	74,461
5,270	AMERISAFE, Inc.*	97,706
7,157	AmTrust Financial Services, Inc.	80,731
8,950	Bank Mutual Corp.	62,829
14,023	Broadpoint Gleacher Securities, Inc.*	89,327
11,243	Cardinal Financial Corp.	91,630
14,512	China Housing & Land Development, Inc.*	44,697
5,591	CNA Surety Corp.*	80,846
5,407	eHealth, Inc.*	76,942
6,948	EZCORP, Inc., Class A*	90,116
5,763	First Defiance Financial Corp.	83,102
4,190	Great Southern Bancorp, Inc.	96,035
8,985	Hercules Technology Growth Capital, Inc.	84,279
7,748	Horace Mann Educators Corp.	96,308
2,125	Infinity Property & Casualty Corp.	82,174
4,069	Life Partners Holdings, Inc.	69,132
8,402	MarketAxess Holdings, Inc.	99,816
11,119	Meadowbrook Insurance Group, Inc.	74,831
1,780	Navigators Group, Inc. (The)*	94,465
6,137	Nelnet, Inc., Class A*	86,102
6,220	Oriental Financial Group, Inc.	66,243
1,382	Park National Corp.	80,267
7,535	Penson Worldwide, Inc.*	73,466
4,802	Peoples Bancorp, Inc.	51,573
5,919	Renasant Corp.	86,654
7,500	Rewards Network, Inc.	80,700
5,462	Sandy Spring Bancorp, Inc.	63,141
3,875	Southside Bancshares, Inc.	80,561
6,401	SWS Group, Inc.	85,645
35	Teton Advisors, Inc., Class B*	353
8,827	Tree.com, Inc.*	68,939
16,236	United America Indemnity Ltd., Class A*	113,814

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,617	United Financial Bancorp, Inc.	$85,028
3,250	W.P. Carey & Co. LLC	90,025
9,080	Westfield Financial, Inc.	73,094
7,660	Wilmington Trust Corp.	92,303
3,679	World Acceptance Corp.*	92,306
12,979	Xinyuan Real Estate Co. Ltd. ADR (China)*	52,565
		3,066,555
	Health Care—10.2%
9,220	Albany Molecular Research, Inc.*	75,051
8,070	Align Technology, Inc.*	126,860
2,794	Almost Family, Inc.*	84,798
5,680	Cantel Medical Corp.*	91,221
8,759	Cardiovascular Systems, Inc.*	42,831
14,628	Celera Corp.*	90,547
6,750	Chindex International, Inc.*	94,095
9,778	Cornerstone Therapeutics, Inc.*	54,757
5,256	Cyberonics, Inc.*	76,002
10,816	Enzon Pharmaceuticals, Inc.*	90,746
2,810	Genoptix, Inc.*	97,760
5,622	Hi-Tech Pharmacal Co., Inc.*	102,545
2,253	ICU Medical, Inc.*	78,855
11,740	Impax Laboratories, Inc.*	104,251
3,780	Martek Biosciences Corp.*	67,889
11,108	Maxygen, Inc.*	61,983
7,022	Medical Action Industries, Inc.*	76,821
7,034	Omnicell, Inc.*	69,214
4,195	PharMerica Corp.*	64,729
11,492	Pozen, Inc.*	65,274
3,629	RehabCare Group, Inc.*	68,044
6,286	Somanetics Corp.*	93,976
13,130	Spectrum Pharmaceuticals, Inc.*	54,489
3,923	SurModics, Inc.*	100,468
10,272	Symmetry Medical, Inc.*	81,868
11,440	Vascular Solutions, Inc.*	88,317
4,780	Zoll Medical Corp.*	92,828
		2,196,219
	Industrials—21.6%
4,461	AAON, Inc.	80,343
4,180	ABM Industries, Inc.	78,500
12,147	Aircastle Ltd. (Bermuda)	96,204
2,024	Allegiant Travel Co.*	76,325
9,999	Altra Holdings, Inc.*	87,691
3,750	American Woodmark Corp.	73,763
1,180	Ameron International Corp.	69,596
17,654	APAC Customer Services, Inc.*	113,868
6,020	Apogee Enterprises, Inc.	79,705
5,250	Beacon Roofing Supply, Inc.*	75,390
13,447	CBIZ, Inc.*	94,667
5,584	China Fire & Security Group, Inc.*	79,404

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,512	Comfort Systems USA, Inc.	$81,881
5,144	Cornell Cos., Inc.*	117,489
2,390	CoStar Group, Inc.*	92,780
4,292	DynCorp International, Inc., Class A*	72,964
9,666	Excel Maritime Carriers Ltd. (Liberia)	54,516
3,422	Exponent, Inc.*	89,006
10,006	Federal Signal Corp.	61,437
16,885	Force Protection, Inc.*	74,294
4,423	FreightCar America, Inc.	104,294
15,171	Great Lakes Dredge & Dock Corp.	92,998
9,101	Griffon Corp.*	79,816
13,777	Hawaiian Holdings, Inc.*	97,679
7,265	Herley Industries, Inc.*	82,167
3,387	ICF International, Inc.*	97,038
4,780	Insituform Technologies, Inc., Class A*	101,336
8,619	Insteel Industries, Inc.	95,843
7,948	Kadant, Inc.*	102,450
9,230	KHD Humboldt Wedag International Ltd. (Canada)*	84,547
12,861	Kimball International, Inc., Class B	96,458
8,990	Knoll, Inc.	88,102
2,936	LB Foster Co., Class A*	82,443
4,985	Marten Transport Ltd.*	87,437
2,528	Northwest Pipe Co.*	76,093
3,935	Orion Marine Group, Inc.*	74,922
2,467	Powell Industries, Inc.*	90,736
3,057	Raven Industries, Inc.	75,508
12,262	Seaspan Corp. (Hong Kong)	106,189
13,369	SmartHeat, Inc.*	119,519
5,208	Standard Parking Corp.*	91,661
5,520	Sterling Construction Co., Inc.*	89,038
5,005	Sun Hydraulics Corp.	95,395
10,898	TBS International Ltd., Class A (Bermuda)*	89,691
4,002	Tennant Co.	106,693
11,874	Titan International, Inc.	99,742
5,347	Trex Co., Inc.*	85,071
2,198	Triumph Group, Inc.	102,888
6,884	TrueBlue, Inc.*	83,296
4,746	Tutor Perini Corp.*	83,767
1,895	United Stationers, Inc.*	89,330
1,977	Universal Forest Products, Inc.	70,539
4,960	Viad Corp.	86,800
		4,659,309
	Information Technology—18.1%
9,105	Acxiom Corp.*	104,525
4,640	ArcSight, Inc.*	114,701
8,374	Ariba, Inc.*	98,981
5,639	Avocent Corp.*	140,242
10,029	CEVA, Inc.*	101,594

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,075	Checkpoint Systems, Inc.*	$68,868
3,900	Constant Contact, Inc.*	64,623
4,397	DealerTrack Holdings, Inc.*	72,463
8,614	Digi International, Inc.*	68,481
15,060	DivX, Inc.*	72,439
10,083	DSP Group, Inc.*	58,280
10,375	Echelon Corp.*	141,619
7,701	Electronics for Imaging, Inc.*	89,794
12,509	Exar Corp.*	86,312
6,854	EZchip Semiconductor Ltd. (Israel)*	82,042
4,580	Fair Isaac Corp.	93,111
11,130	GSE Systems, Inc.*	67,003
12,000	InfoSpace, Inc.*	102,840
8,539	Insight Enterprises, Inc.*	89,830
5,448	Interactive Intelligence, Inc.*	91,363
11,426	IXYS Corp.*	76,554
10,930	Measurement Specialties, Inc.*	84,270
5,557	Mellanox Technologies Ltd. (Israel)*	96,970
7,692	Mercury Computer Systems, Inc.*	82,304
11,247	Micrel, Inc.	84,015
3,960	Monolithic Power Systems, Inc.*	79,160
3,835	Multi-Fineline Electronix, Inc.*	104,504
6,937	Oplink Communications, Inc.*	102,876
3,112	Pegasystems, Inc.	89,221
9,265	Pericom Semiconductor Corp.*	87,184
5,275	Rimage Corp.*	97,060
13,180	Sapient Corp.*	107,285
9,600	Seachange International, Inc.*	64,992
7,705	Smith Micro Software, Inc.*	69,961
11,550	SonicWALL, Inc.*	91,707
4,982	Sourcefire, Inc.*	101,135
9,344	StarTek, Inc.*	54,195
12,700	Symyx Technologies, Inc.*	74,549
4,819	Tekelec*	72,381
8,582	TiVo, Inc.*	93,372
3,827	TNS, Inc.*	108,151
12,327	TriQuint Semiconductor, Inc.*	66,443
5,699	Tyler Technologies, Inc.*	108,395
9,425	Virtusa Corp.*	84,636
		3,890,431
	Materials—6.2%
3,313	Arch Chemicals, Inc.	91,737
6,949	Calgon Carbon Corp.*	110,072
7,557	China Green Agriculture, Inc.*	83,278
2,194	Clearwater Paper Corp.*	99,322
8,504	Glatfelter	89,887
4,684	Innophos Holdings, Inc.	90,635
2,645	Kaiser Aluminum Corp.	105,668
3,160	Koppers Holdings, Inc.	82,539
4,990	LSB Industries, Inc.*	61,876

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Zacks Small Cap Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,968	Neenah Paper, Inc.	$92,819
4,889	Quaker Chemical Corp.	100,714
7,090	Spartech Corp.	67,851
5,000	Universal Stainless & Alloy Products, Inc.*	75,450
9,300	Wausau Paper Corp.	81,561
5,476	Zep, Inc.*	93,640
		1,327,049
	Telecommunication Services—0.5%
4,910	iPCS, Inc.*	117,202
	Utilities—3.3%
6,612	Brookfield Infrastructure Partners LP (Bermuda)	95,874
2,631	Chesapeake Utilities Corp.	83,350
5,820	El Paso Electric Co.*	109,125
4,819	Empire District Electric Co. (The)	87,031
2,611	Laclede Group, Inc. (The)	80,184
7,154	PNM Resources, Inc.	76,691
3,621	UIL Holdings Corp.	92,987
4,270	Unitil Corp.	88,347
		713,589
	Total Common Stocks and Other Equity Interests (Cost $22,570,072)	21,548,799
	Money Market Fund—0.2%
46,146	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,146)	46,146
	Total Investments (Cost $22,616,218)—100.2%	21,594,945
	Liabilities in excess of other assets—(0.2%)	(34,482)
	Net Assets—100.0%	$21,560,463

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

October 31, 2009 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Mid Cap Value Portfolio
ASSETS:
Investments at value	$247,591,007	$38,435,259	$315,227,885	$127,300,618	$21,743,992	$42,137,655
Receivables:
Dividends	227,959	52,834	583,369	8,257	3,759	12,318
Shares sold	—	—	779,698	—	—	—
Expense waivers	—	7,246	—	3,073	8,446	7,603
Investments sold	—	1,711	—	2,326,147	1,252	4,983
Other assets	3,234	1,561	5,255	1,774	1,227	1,373
Total Assets	247,822,200	38,498,611	316,596,207	129,639,869	21,758,676	42,163,932
LIABILITIES:
Due to custodian	10,895	4,647	10,095	6,792	3,680	4,635
Payables:
Investments purchased	—	—	775,399	—	—	—
Expense recapture	—	—	9,631	—	—	—
Shares purchased	—	—	—	2,326,324	—	—
Accrued advisory fees	108,646	16,735	136,567	58,430	9,628	18,866
Accrued expenses	108,281	39,561	90,132	75,936	38,131	43,229
Total Liabilities	227,822	60,943	1,021,824	2,467,482	51,439	66,730
NET ASSETS	$247,594,378	$38,437,668	$315,574,383	$127,172,387	$21,707,237	$42,097,202
NET ASSETS CONSIST OF:
Shares of beneficial interest	$414,461,340	$41,844,319	$369,987,821	$251,261,561	$24,904,210	$73,567,766
Undistributed net investment income (loss)	236,306	63,568	1,831,956	79,936	9,510	(2,990)
Accumulated net realized loss on investments	(194,624,769)	(5,586,895)	(70,132,864)	(133,389,074)	(5,387,611)	(33,339,039)
Net unrealized appreciation (depreciation) on investments	27,521,501	2,116,676	13,887,470	9,219,964	2,181,128	1,871,465
Net Assets	$247,594,378	$38,437,668	$315,574,383	$127,172,387	$21,707,237	$42,097,202
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,700,000	1,900,000	20,350,000	8,200,000	1,150,000	3,300,000
Net asset value	$13.24	$20.23	$15.51	$15.51	$18.88	$12.76
Share price	$13.24	$20.22	$15.49	$15.49	$18.86	$12.74
Investments at cost	$220,069,506	$36,318,583	$301,340,415	$118,080,654	$19,562,864	$40,266,190

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
ASSETS:
Investments at value	$31,346,893	$16,693,264	$65,992,106	$1,985,909	$46,380,563	$21,594,945
Receivables:
Dividends	1,088	7,377	38,342	396	15,859	7,590
Shares sold	—	—	—	—	—	—
Expense waivers	8,563	9,015	6,058	—	8,724	8,997
Investments sold	—	8,715	149,742	6,403	9,101	2,245
Other assets	1,372	1,183	1,797	—	1,462	1,165
Total Assets	31,357,916	16,719,554	66,188,045	1,992,708	46,415,709	21,614,942
LIABILITIES:
Due to custodian	1,333	4,654	5,793	—	4,508	3,234
Payables:
Investments purchased	—	—	—	—	—	—
Expense recapture	—	—	—	—	—	—
Shares purchased	—	—	—	—	—	—
Accrued advisory fees	13,937	7,485	29,508	1,283	21,747	9,853
Accrued expenses	41,178	38,048	46,393	—	50,156	41,392
Total Liabilities	56,448	50,187	81,694	1,283	76,411	54,479
NET ASSETS	$31,301,468	$16,669,367	$66,106,351	$1,991,425	$46,339,298	$21,560,463
NET ASSETS CONSIST OF:
Shares of beneficial interest	$66,616,065	$19,141,658	$91,675,580	$2,614,255	$119,204,847	$50,981,171
Undistributed net investment income (loss)	(12,381)	30,293	33,039	(425)	(92,330)	14,379
Accumulated net realized loss on investments	(36,259,173)	(3,297,181)	(28,719,365)	(364,740)	(72,357,235)	(28,413,814)
Net unrealized appreciation (depreciation) on investments	956,957	794,597	3,117,097	(257,665)	(415,984)	(1,021,273)
Net Assets	$31,301,468	$16,669,367	$66,106,351	$1,991,425	$46,339,298	$21,560,463
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,800,000	1,000,000	5,650,000	100,000	5,250,000	1,350,000
Net asset value	$11.18	$16.67	$11.70	$19.91	$8.83	$15.97
Share price	$11.18	$16.68	$11.70	$19.91	$8.82	$15.97
Investments at cost	$30,389,936	$15,898,667	$62,875,009	$2,243,574	$46,796,547	$22,616,218

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)

	PowerShares Dynamic Large Cap Growth Portfolio	PowerShares Dynamic Large Cap Portfolio	PowerShares Dynamic Large Cap Value Portfolio	PowerShares Dynamic Mid Cap Growth Portfolio	PowerShares Dynamic Mid Cap Portfolio	PowerShares Dynamic Mid Cap Value Portfolio
INVESTMENT INCOME:
Dividend income	$1,441,457	$392,837	$4,396,357	$526,775	$124,145	$387,546
Foreign withholding taxes	—	—	—	—	—	—
Total Income	1,441,457	392,837	4,396,357	526,775	124,145	387,546
EXPENSES:
Advisory fees	709,656	94,494	713,912	347,411	50,173	104,995
Sub-licensing	42,579	9,450	42,835	20,845	5,017	6,300
Accounting & administration fees	35,754	32,132	35,063	38,498	32,132	32,132
Professional fees	21,227	15,996	20,807	18,095	15,600	16,039
Custodian & Transfer Agent fees	10,478	4,846	11,783	6,181	5,252	5,050
Trustees	7,403	2,679	7,027	4,603	2,336	2,749
Other expenses	48,451	7,124	29,576	28,879	5,845	11,499
Total Expenses	875,548	166,721	861,003	464,512	116,355	178,764
(Waiver) and/or Recapture	—	(43,878)	38,525	(26,774)	(51,131)	(46,471)
Net Expenses	875,548	122,843	899,528	437,738	65,224	132,293
Net Investment Income (Loss)	565,909	269,994	3,496,829	89,037	58,921	255,253
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(18,255,502)	(1,767,371)	(9,259,769)	(9,829,322)	(279,813)	(2,397,319)
In-kind redemptions	32,059,725	2,766,396	20,311,156	17,426,371	2,700,570	6,397,549
Foreign currency related transactions	—	—	—	—	—	—
Net realized gain (loss)	13,804,223	999,025	11,051,387	7,597,049	2,420,757	4,000,230
Net change in unrealized appreciation (depreciation) on investments	39,592,199	4,383,526	25,789,782	7,922,580	450,386	1,599,995
Net realized and unrealized gain on investments	53,396,422	5,382,551	36,841,169	15,519,629	2,871,143	5,600,225
Net increase in net assets resulting from operations	$53,962,331	$5,652,545	$40,337,998	$15,608,666	$2,930,064	$5,855,478

See Notes to Financial Statements.

	PowerShares Dynamic Small Cap Growth Portfolio	PowerShares Dynamic Small Cap Portfolio	PowerShares Dynamic Small Cap Value Portfolio	PowerShares FTSE NASDAQ Small Cap Portfolio	PowerShares Zacks Micro Cap Portfolio	PowerShares Zacks Small Cap Portfolio
INVESTMENT INCOME:
Dividend income	$99,920	$88,337	$525,747	$6,544	$275,219	$113,946
Foreign withholding taxes	—	—	—	(67)	—	(57)
Total Income	99,920	88,337	525,747	6,477	275,219	113,889
EXPENSES:
Advisory fees	81,835	39,757	168,346	6,902	123,945	53,156
Sub-licensing	4,910	3,976	10,101	—	24,789	10,631
Accounting & administration fees	32,132	32,132	32,132	—	32,132	32,132
Professional fees	15,895	15,455	16,587	—	16,227	15,623
Custodian & Transfer Agent fees	5,919	6,680	4,877	—	9,002	6,172
Trustees	2,614	2,246	3,205	—	2,912	2,354
Other expenses	10,770	5,853	14,518	—	18,798	10,221
Total Expenses	154,075	106,099	249,766	6,902	227,805	130,289
(Waiver) and/or Recapture	(50,963)	(54,415)	(37,650)	—	(54,282)	(55,871)
Net Expenses	103,112	51,684	212,116	6,902	173,523	74,418
Net Investment Income (Loss)	(3,192)	36,653	313,631	(425)	101,696	39,471
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,053,845)	(412,711)	905,375	(28,411)	(2,337,623)	(2,511,765)
In-kind redemptions	4,640,181	2,497,957	11,731,285	—	501,583	847,897
Foreign currency related transactions	—	—	—	85	—	—
Net realized gain (loss)	3,586,336	2,085,246	12,636,660	(28,326)	(1,836,040)	(1,663,868)
Net change in unrealized appreciation (depreciation) on investments	(1,462,474)	(505,995)	(4,802,120)	333,320	6,192,029	3,586,352
Net realized and unrealized gain on investments	2,123,862	1,579,251	7,834,540	304,994	4,355,989	1,922,484
Net increase in net assets resulting from operations	$2,120,670	$1,615,904	$8,148,171	$304,569	$4,457,685	$1,961,955

Statements of Changes in Net Assets

	PowerShares Dynamic Large Cap Growth Portfolio		PowerShares Dynamic Large Cap Portfolio		PowerShares Dynamic Large Cap Value Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$565,909	$2,616,591	$269,994	$526,095	$3,496,829	$6,449,448
Net realized gain (loss) on investments and foreign currency related transactions	13,804,223	(209,521,493)	999,025	(10,453,800)	11,051,387	(86,285,630)
Net change in unrealized appreciation (depreciation) of investments	39,592,199	(5,830,350)	4,383,526	(2,016,677)	25,789,782	(3,795,554)
Net increase (decrease) in net assets resulting from operations	53,962,331	(212,735,252)	5,652,545	(11,944,382)	40,337,998	(83,631,736)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(70,814)	(483,455)	7,941	60,111	60,235	385,582
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,271,232)	(2,172,246)	(442,035)	(365,160)	(3,828,803)	(4,825,414)
Total distributions to shareholders	(1,271,232)	(2,172,246)	(442,035)	(365,160)	(3,828,803)	(4,825,414)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	112,788,419	373,056,998	14,994,533	44,327,546	122,494,743	275,942,116
Value of shares repurchased	(199,057,581)	(542,585,810)	(15,122,293)	(24,585,380)	(106,128,602)	(177,275,109)
Net income equalization	70,814	483,455	(7,941)	(60,111)	(60,235)	(385,582)
Net increase (decrease) in net assets resulting from shares transactions	(86,198,348)	(169,045,357)	(135,701)	19,682,055	16,305,906	98,281,425
Increase (Decrease) in Net Assets	(33,578,063)	(384,436,310)	5,082,750	7,432,624	52,875,336	10,209,857
NET ASSETS:
Beginning of period	281,172,441	665,608,751	33,354,918	25,922,294	262,699,047	252,489,190
End of period	$247,594,378	$281,172,441	$38,437,668	$33,354,918	$315,574,383	$262,699,047
Undistributed net investment income (loss) at end of period	$236,306	$1,012,443	$63,568	$227,668	$1,831,956	$2,103,695
CHANGES IN SHARES OUTSTANDING:
Shares sold	9,400,000	24,800,000	800,000	2,200,000	8,150,000	18,100,000
Shares repurchased	(16,200,000)	(37,700,000)	(800,000)	(1,300,000)	(7,200,000)	(11,800,000)
Shares outstanding, beginning of period	25,500,000	38,400,000	1,900,000	1,000,000	19,400,000	13,100,000
Shares outstanding, end of period	18,700,000	25,500,000	1,900,000	1,900,000	20,350,000	19,400,000

See Notes to Financial Statements.

	PowerShares Dynamic Mid Cap Growth Portfolio		PowerShares Dynamic Mid Cap Portfolio		PowerShares Dynamic Mid Cap Value Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$89,037	$(179,614)	$58,921	$127,257	$255,253	$1,065,635
Net realized gain (loss) on investments and foreign currency related transactions	7,597,049	(141,645,958)	2,420,757	(9,039,856)	4,000,230	(32,014,006)
Net change in unrealized appreciation (depreciation) of investments	7,922,580	(5,415,786)	450,386	1,438,191	1,599,995	5,502,827
Net increase (decrease) in net assets resulting from operations	15,608,666	(147,241,358)	2,930,064	(7,474,408)	5,855,478	(25,445,544)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(464)	126,522	(392)	5,421	(1,223)	(58,260)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(60,709)	(132,595)	(412,325)	(992,947)
Total distributions to shareholders	—	—	(60,709)	(132,595)	(412,325)	(992,947)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	73,357,466	376,214,214	8,036,439	25,177,425	23,139,024	67,494,471
Value of shares repurchased	(101,831,515)	(479,081,004)	(7,127,150)	(25,110,529)	(25,540,687)	(81,380,622)
Net income equalization	464	(126,522)	392	(5,421)	1,223	58,260
Net increase (decrease) in net assets resulting from shares transactions	(28,473,585)	(102,993,312)	909,681	61,475	(2,400,440)	(13,827,891)
Increase (Decrease) in Net Assets	(12,865,383)	(250,108,148)	3,778,644	(7,540,107)	3,041,490	(40,324,642)
NET ASSETS:
Beginning of period	140,037,770	390,145,918	17,928,593	25,468,700	39,055,712	79,380,354
End of period	$127,172,387	$140,037,770	$21,707,237	$17,928,593	$42,097,202	$39,055,712
Undistributed net investment income (loss) at end of period	$79,936	$(8,637)	$9,510	$11,690	$(2,990)	$155,305
CHANGES IN SHARES OUTSTANDING:
Shares sold	5,000,000	19,500,000	450,000	1,300,000	1,900,000	4,700,000
Shares repurchased	(6,900,000)	(26,900,000)	(400,000)	(1,200,000)	(2,100,000)	(5,900,000)
Shares outstanding, beginning of period	10,100,000	17,500,000	1,100,000	1,000,000	3,500,000	4,700,000
Shares outstanding, end of period	8,200,000	10,100,000	1,150,000	1,100,000	3,300,000	3,500,000

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Small Cap Growth Portfolio		PowerShares Dynamic Small Cap Portfolio		PowerShares Dynamic Small Cap Value Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(3,192)	$44,573	$36,653	$70,485	$313,631	$759,918
Net realized gain (loss) on investments and foreign currency related transactions	3,586,336	(20,517,559)	2,085,246	(7,314,141)	12,636,660	(42,648,592)
Net change in unrealized appreciation (depreciation) of investments	(1,462,474)	1,656,821	(505,995)	996,503	(4,802,120)	7,267,334
Net increase (decrease) in net assets resulting from operations	2,120,670	(18,816,165)	1,615,904	(6,247,153)	8,148,171	(34,621,340)
Undistributed net investment income (loss) included in the price of units issued and redeemed	8,296	(11,854)	3,472	9,361	1,063	16,498
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(62,058)	—	(34,721)	(45,596)	(346,194)	(695,379)
Net realized gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(62,058)	—	(34,721)	(45,596)	(346,194)	(695,379)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,797,893	56,905,093	11,122,870	28,838,189	48,212,426	116,494,999
Value of shares repurchased	(22,038,979)	(58,451,236)	(9,564,636)	(25,329,007)	(52,160,628)	(110,592,430)
Net income equalization	(8,296)	11,854	(3,472)	(9,361)	(1,063)	(16,498)
Net increase (decrease) in net assets resulting from shares transactions	(2,249,382)	(1,534,289)	1,554,762	3,499,821	(3,949,265)	5,886,071
Increase (Decrease) in Net Assets	(182,474)	(20,362,308)	3,139,417	(2,783,567)	3,853,775	(29,414,150)
NET ASSETS:
Beginning of period	31,483,942	51,846,250	13,529,950	16,313,517	62,252,576	91,666,726
End of period	$31,301,468	$31,483,942	$16,669,367	$13,529,950	$66,106,351	$62,252,576
Undistributed net investment income (loss) at end of period	$(12,381)	$44,573	$30,293	$24,889	$33,039	$64,539
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,750,000	4,200,000	700,000	1,600,000	4,300,000	9,200,000
Shares repurchased	(1,950,000)	(4,500,000)	(600,000)	(1,400,000)	(4,650,000)	(9,000,000)
Shares outstanding, beginning of period	3,000,000	3,300,000	900,000	700,000	6,000,000	5,800,000
Shares outstanding, end of period	2,800,000	3,000,000	1,000,000	900,000	5,650,000	6,000,000

See Notes to Financial Statements.

	PowerShares FTSE NASDAQ Small Cap Portfolio		PowerShares Zacks Micro Cap Portfolio		PowerShares Zacks Small Cap Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(425)	$5,718	$101,696	$730,416	$39,471	$162,057
Net realized gain (loss) on investments and foreign currency related transactions	(28,326)	(474,057)	(1,836,040)	(34,834,317)	(1,663,868)	(16,420,390)
Net change in unrealized appreciation (depreciation) of investments	333,320	(581,586)	6,192,029	928,684	3,586,352	984,972
Net increase (decrease) in net assets resulting from operations	304,569	(1,049,925)	4,457,685	(33,175,217)	1,961,955	(15,273,361)
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	(243)	10,229	24,697	(2,800)	26,245
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,474)	(15,180)	(321,597)	(1,156,194)	(19,097)	(210,193)
Net realized gains	—	(9)	—	—	—	—
Return of capital	—	—	—	—	—	(20,801)
Total distributions to shareholders	(1,474)	(15,189)	(321,597)	(1,156,194)	(19,097)	(230,994)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	3,240,574	22,944,056	62,276,992	3,320,280	26,838,752
Value of shares repurchased	—	(3,050,022)	(27,701,244)	(75,052,710)	(2,491,065)	(32,175,789)
Net income equalization	—	243	(10,229)	(24,697)	2,800	(26,245)
Net increase (decrease) in net assets resulting from shares transactions	—	190,795	(4,767,417)	(12,800,415)	832,015	(5,363,282)
Increase (Decrease) in Net Assets	303,095	(874,562)	(621,100)	(47,107,129)	2,772,073	(20,841,392)
NET ASSETS:
Beginning of period	1,688,330	2,562,892	46,960,398	94,067,527	18,788,390	39,629,782
End of period	$1,991,425	$1,688,330	$46,339,298	$46,960,398	$21,560,463	$18,788,390
Undistributed net investment income (loss) at end of period	$(425)	$1,474	$(92,330)	$117,342	$14,379	$(3,195)
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	200,000	2,650,000	6,200,000	200,000	1,400,000
Shares repurchased	—	(200,000)	(3,200,000)	(7,300,000)	(150,000)	(1,800,000)
Shares outstanding, beginning of period	100,000	100,000	5,800,000	6,900,000	1,300,000	1,700,000
Shares outstanding, end of period	100,000	100,000	5,250,000	5,800,000	1,350,000	1,300,000

Financial Highlights

PowerShares Dynamic Large Cap Growth Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,				For the Period March 3, 2005* Through
	(Unaudited)		2009	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.03		$17.33	$17.46	$16.35	$14.11	$14.83
Net investment income (loss)**	0.03		0.08	0.07	0.02	(0.01)	0.00	(a)
Net realized and unrealized gain (loss) on investments	2.23		(6.30)	(0.16)	1.11	2.25	(0.72)
Total from investment operations	2.26		(6.22)	(0.09)	1.13	2.24	(0.72)
Distributions to shareholders from:
Net investment income	(0.05)		(0.08)	(0.04)	(0.02)	0.00 (a)	—
Return of capital	—		—	—	0.00 (a)	—	—
Total distributions	(0.05)		(0.08)	(0.04)	(0.02)	—	—
Net asset value at end of period	$13.24		$11.03	$17.33	$17.46	$16.35	$14.11
Share price at end of period***	$13.24		$11.03
NET ASSET VALUE, TOTAL RETURN****	20.56%		(35.93)%	(0.56)%	6.92%	15.89%	(4.87)%
SHARE PRICE TOTAL RETURN****	20.56%		(35.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$247,594		$281,172	$665,609	$277,598	$148,750	$8,467
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.62	%†	0.61%	0.63%	0.63%	0.64%	0.63	%†
Expenses, prior to (Waivers) and/or Recapture	0.62	%†	0.60%	0.60%	0.68%	0.80%	2.45	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.40	%†	0.60%	0.37%	0.13%	(0.04)%	0.13	%†
Portfolio turnover rate ††	39%		88%	46%	57%	73%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.02)	$0.02	$0.00 (a)	—	—

PowerShares Dynamic Large Cap Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,		For the Period December 1, 2006* Through
	(Unaudited)		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.56		$25.92	$27.00	$25.18
Net investment income**	0.14		0.34	0.27	0.12
Net realized and unrealized gain (loss) on investments	2.75		(8.44)	(1.14)	1.78
Total from investment operations	2.89		(8.10)	(0.87)	1.90
Distributions to shareholders from:
Net investment income	(0.22)		(0.26)	(0.21)	(0.08)
Net asset value at end of period	$20.23		$17.56	$25.92	$27.00
Share price at end of period***	$20.22		$17.55
NET ASSET VALUE, TOTAL RETURN****	16.58%		(31.47)%	(3.26)%	7.55%
SHARE PRICE TOTAL RETURN****	16.58%		(31.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$38,438		$33,355	$25,922	$10,798
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.73%	0.74%†
Expenses, prior to (Waivers) and/or Recapture	0.88	%†	0.93%	1.38%	1.45%†
Net investment income, after (Waivers) and/or Recapture	1.43	%†	1.71%	1.03%	1.05%†
Portfolio turnover rate ††	33%		57%	49%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.04	$0.06	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Large Cap Value Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,				For the Period March 3, 2005* Through
	(Unaudited)		2009	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.54		$19.27	$20.72	$17.41	$14.52	$15.00
Net investment income**	0.18		0.41	0.43	0.39	0.28	0.05
Net realized and unrealized gain (loss) on investments	2.00		(5.81)	(1.40)	3.21	2.85	(0.52)
Total from investment operations	2.18		(5.40)	(0.97)	3.60	3.13	(0.47)
Distributions to shareholders from:
Net investment income	(0.21)		(0.33)	(0.48)	(0.29)	(0.24)	(0.01)
Net asset value at end of period	$15.51		$13.54	$19.27	$20.72	$17.41	$14.52
Share price at end of period***	$15.49		$13.55
NET ASSET VALUE, TOTAL RETURN****	16.14%		(28.30)%	(4.78)%	20.85%	21.71%	(3.11)%
SHARE PRICE TOTAL RETURN****	15.90%		(28.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$315,574		$262,699	$252,489	$292,130	$90,532	$10,166
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to (Waivers) and/or Recapture	0.60	%†	0.61%	0.59%	0.67%	0.94%	2.16%†
Net investment income, after (Waivers) and/or Recapture	2.45	%†	2.71%	2.14%	2.00%	1.75%	1.99%†
Portfolio turnover rate ††	31%		77%	22%	16%	29%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00	(a)	$0.02	$0.00 (a)	$0.03	—	—

PowerShares Dynamic Mid Cap Growth Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,				For the Period March 3, 2005* Through
	(Unaudited)		2009	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.87		$22.29	$21.09	$18.79	$13.92	$15.01
Net investment income (loss)**	0.01		(0.01)	0.00 (a)	(0.03)	0.28	(0.01)
Net realized and unrealized gain (loss) on investments	1.63		(8.41)	1.20	2.44	4.59	(1.08)
Total from investment operations	1.64		(8.42)	1.20	2.41	4.87	(1.09)
Distributions to shareholders from:
Net investment income	—		—	—	(0.11)	—	—
Return of capital	—		—	0.00 (a)	0.00 (a)	—	—
Total distributions	—		—	—	(0.11)	—	—
Net asset value at end of period	$15.51		$13.87	$22.29	$21.09	$18.79	$13.92
Share price at end of period***	$15.49		$13.85
NET ASSET VALUE, TOTAL RETURN****	11.82%		(37.78)%	5.70%	12.91%	34.99%	(7.30)%
SHARE PRICE TOTAL RETURN****	11.84%		(37.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$127,172		$140,038	$390,146	$189,794	$103,325	$8,349
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.65%	0.63%†
Expenses, prior to (Waivers) and/or Recapture	0.67	%†	0.61%	0.60%	0.73%	0.90%	2.45%†
Net investment income (loss), after (Waivers) and/or Recapture	0.13	%†	(0.07)%	(0.01)%	(0.15)%	1.56%	(0.20)%†
Portfolio turnover rate ††	38%		81%	80%	69%	86%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.01	$(0.01)	$0.02	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Mid Cap Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,		For the Period December 1, 2006* Through
	(Unaudited)		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.30		$25.47	$27.98	$25.26
Net investment income**	0.05		0.13	0.11	0.10
Net realized and unrealized gain (loss) on investments	2.59		(9.17)	(2.49)	2.68
Total from investment operations	2.64		(9.04)	(2.38)	2.78
Distributions to shareholders from:
Net investment income	(0.06)		(0.13)	(0.13)	(0.06)
Net asset value at end of period	$18.88		$16.30	$25.47	$27.98
Share price at end of period***	$18.86		$16.29
NET ASSET VALUE, TOTAL RETURN****	16.19%		(35.57)%	(8.54)%	11.04%
SHARE PRICE TOTAL RETURN****	16.14%		(35.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,707		$17,929	$25,469	$11,190
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	1.16	%†	1.17%	1.34%	1.55	%†
Net investment income, after (Waivers) and/or Recapture	0.59	%†	0.67%	0.42%	0.91	%†
Portfolio turnover rate ††	49%		79%	99%	7%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.01	$(0.01)	$0.00	(a)

PowerShares Dynamic Mid Cap Value Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,				For the Period March 3, 2005* Through
	(Unaudited)		2009	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.16		$16.89	$20.25	$17.22	$14.47	$15.10
Net investment income**	0.08		0.26	0.22	0.29	0.22	0.15
Net realized and unrealized gain (loss) on investments	1.64		(5.75)	(3.32)	2.97	2.78	(0.76)
Total from investment operations	1.72		(5.49)	(3.10)	3.26	3.00	(0.61)
Distributions to shareholders from:
Net investment income	(0.12)		(0.24)	(0.26)	(0.23)	(0.25)	(0.02)
Net asset value at end of period	$12.76		$11.16	$16.89	$20.25	$17.22	$14.47
Share price at end of period***	$12.74		$11.13
NET ASSET VALUE, TOTAL RETURN****	15.50%		(32.71)%	(15.47)%	19.14%	20.85%	(4.07)%
SHARE PRICE TOTAL RETURN****	15.62%		(32.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$42,097		$39,056	$79,380	$109,356	$56,815	$10,126
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.67%	0.63%†
Expenses, prior to (Waivers) and/or Recapture	0.85	%†	0.78%	0.68%	0.82%	1.13%	2.14%†
Net investment income, after (Waivers) and/or Recapture	1.22	%†	1.95%	1.14%	1.64%	1.33%	6.34%†
Portfolio turnover rate ††	63%		94%	53%	43%	117%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$(0.01)	$0.00 (a)	$0.01	—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Growth Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,					For the Period March 3, 2005* Through
	(Unaudited)		2009	2008		2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.49		$15.71	$18.59		$18.51	$13.90	$15.11
Net investment income (loss)**	0.00	(a)	0.01	(0.05)		(0.05)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	0.71		(5.23)	(2.83)		0.13	4.50	(1.20)
Total from investment operations	0.71		(5.22)	(2.88)		0.08	4.61	(1.21)
Distributions to shareholders from:
Net investment income	(0.02)		—	—		—	—	—
Net asset value at end of period	$11.18		$10.49	$15.71		$18.59	$18.51	$13.90
Share price at end of period***	$11.18		$10.48
NET ASSET VALUE, TOTAL RETURN****	6.78%		(33.23)%	(15.49)%		0.43%	33.17%	(8.02)%
SHARE PRICE TOTAL RETURN****	6.88%		(33.25)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$31,301		$31,484	$51,846		$61,347	$118,465	$9,727
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%		0.63%	0.65%	0.63%†
Expenses, prior to (Waivers) and/or Recapture	0.94	%†	0.86%	0.77%		0.84%	0.90%	2.34%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.02	)%†	0.11%	(0.27)%		(0.32)%	0.65%	(0.48)%†
Portfolio turnover rate ††	68%		109%	78%		114%	120%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$(0.00	)(a)	$(0.02)	—	—

PowerShares Dynamic Small Cap Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period December 1, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.03	$23.31	$26.68	$25.17
Net investment income**	0.04	0.08	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	1.64	(8.31)	(3.13)	1.51
Total from investment operations	1.68	(8.23)	(3.07)	1.51
Distributions to shareholders from:
Net investment income	(0.04)	(0.05)	(0.08)	0.00	(a)
Return of capital	—	—	(0.22)	—
Total distribution	(0.04)	(0.05)	(0.30)	—
Net asset value at end of period	$16.67	$15.03	$23.31	$26.68
Share price at end of period***	$16.68	$15.00
NET ASSET VALUE, TOTAL RETURN****	11.17%	(35.34)%	(11.61)%	6.01%
SHARE PRICE TOTAL RETURN****	11.46%	(35.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,669	$13,530	$16,314	$8,005
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.79%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	1.33%†	1.35%	1.96%	1.55	%†
Net investment income, after (Waivers) and/or Recapture	0.46%†	0.47%	0.26%	0.04	%†
Portfolio turnover rate ††	54%	81%	103%	52%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.01	$0.05	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net assets value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning at the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Small Cap Value Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,				For the Period March 3, 2005* Through
	(Unaudited)	2009	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.38	$15.80	$18.68	$17.01	$13.79	$15.06
Net investment income**	0.05	0.12	0.16	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments	1.33	(5.43)	(2.47)	1.67	3.22	(1.28)
Total from investment operations	1.38	(5.31)	(2.31)	1.80	3.33	(1.27)
Distributions to shareholders from:
Net investment income	(0.06)	(0.11)	(0.16)	(0.13)	(0.11)	—
Return of capital	—	—	(0.41)	—	—	—
Total distribution	(0.06)	(0.11)	(0.57)	(0.13)	(0.11)	—
Net asset value at end of period	$11.70	$10.38	$15.80	$18.68	$17.01	$13.79
Share price at end of period***	$11.70	$10.36
NET ASSET VALUE, TOTAL RETURN****	13.31%	(33.69)%	(12.51)%	10.64%	24.20%	(8.46)%
SHARE PRICE TOTAL RETURN****	13.52%	(33.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$66,106	$62,253	$91,667	$117,680	$66,339	$9,651
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.66%	0.63%†
Expenses, prior to (Waivers) and/or Recapture	0.74%†	0.73%	0.67%	0.80%	1.06%	2.36%†
Net investment income, after (Waivers) and/or Recapture	0.93%†	1.00%	0.91%	0.73%	0.73%	0.45%†
Portfolio turnover rate ††	71%	98%	86%	76%	118%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$(0.03)	$0.01	—	—

PowerShares FTSE NASDAQ Small Cap Portfolio

	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	For the Period April 1, 2008* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.88	$25.63	$25.73
Net investment income**	—	0.05	0.00	(a)
Net realized and unrealized gain (loss) on investments	3.04	(8.65)	(0.10)
Total from investment operations	3.04	(8.60)	(0.10)
Distributions to shareholder from:
Net investment income	(0.01)	(0.15)	—
Net realized gains	—	0.00 (a)	—
Total distribution	(0.01)	(0.15)	—
Net asset value at end of period	$19.91	$16.88	$25.63
Share price at end of period***	$19.91	$16.86
NET ASSET VALUE, TOTAL RETURN****	18.04%	(33.53)%	(0.39	)%(b)
SHARE PRICE TOTAL RETURN****	18.19%	(33.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,991	$1,688	$2,563
Ratio to average net assets of:
Expenses	0.70%†	0.70%	0.70	%†
Net investment (income) loss	(0.04)%†	0.27%	(0.09	)%†
Portfolio turnover rate ††	13%	19%	0%
Undistributed net investment income included in price of units issued and redeemed**#	$—	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

(b)  The total return from Fund Inception (first day of trading on the Exchange) to April 30, 2008 was (0.50)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Zacks Micro Cap Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period August 18, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$8.10	$13.63	$18.32	$17.47	$14.79
Net investment income**	0.02	0.12	0.16	0.06	0.00	(a)
Net realized and unrealized gain (loss) on investments	0.77	(5.48)	(4.73)	0.81	2.69
Total from investment operations	0.79	(5.36)	(4.57)	0.87	2.69
Distributions to shareholders from:
Net investment income	(0.06)	(0.17)	(0.12)	(0.02)	(0.01)
Return of capital	—	—	—	—	0.00	(a)
Total distributions	(0.06)	(0.17)	(0.12)	(0.02)	(0.01)
Net asset value at end of period	$8.83	$8.10	$13.63	$18.32	$17.47
Share price at end of period***	$8.82	$8.10
NET ASSET VALUE, TOTAL RETURN****	9.70%	(39.70)%	(25.07)%	4.99%	18.20%
SHARE PRICE TOTAL RETURN****	9.58%	(39.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,339	$46,960	$94,068	$192,310	$158,976
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.70%	0.70%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture	0.92%†	0.86%	0.71%	0.78%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	0.41%†	1.11%	0.99%	0.36%	0.01	%†
Portfolio turnover rate ††	34%	51%	54%	72%	78%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$(0.03)	$0.01	—

PowerShares Zacks Small Cap Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,				For the Period February 16, 2006* Through
	(Unaudited)		2009	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.45		$23.31	$27.51		$26.76	$25.41
Net investment income**	0.03		0.11	0.22	†††	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.50		(8.83)	(4.23)		0.76	1.33
Total from investment operations	1.53		(8.72)	(4.01)		0.81	1.35
Distributions to shareholders from:
Net investment income	(0.01)		(0.13)	(0.19)		(0.06)	—
Return of capital	—		(0.01)	—		0.00 (a)	—
Total distributions	(0.01)		(0.14)	(0.19)		(0.06)	—
Net asset value at end of period	$15.97		$14.45	$23.31		$27.51	$26.76
Share price at end of period***	$15.97		$14.38
NET ASSET VALUE, TOTAL RETURN****	10.63%		(37.56)%	(14.66)%		3.03%	5.31%
SHARE PRICE TOTAL RETURN****	11.17%		(37.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,560		$18,788	$39,630		$71,530	$58,866
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.70%	0.70%		0.71%	0.75	%†
Expenses, prior to (Waivers) and/or Recapture	1.23	%†	1.09%	0.83%		0.89%	1.17	%†
Net investment income, after (Waivers) and/or Recapture	0.37	%†	0.58%	0.81	%†††	0.19%	0.30	%†
Portfolio turnover rate ††	52%		63%	58%		87%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.02	$(0.05)		$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Books-A-Million, Inc. on July 5, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.19 and 0.72%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Large Cap Growth Portfolio	"Dynamic Large Cap Growth Portfolio"

PowerShares Dynamic Large Cap Portfolio	"Dynamic Large Cap Portfolio"

PowerShares Dynamic Large Cap Value Portfolio	"Dynamic Large Cap Value Portfolio"

PowerShares Dynamic Mid Cap Growth Portfolio	"Dynamic Mid Cap Growth Portfolio"

PowerShares Dynamic Mid Cap Portfolio	"Dynamic Mid Cap Portfolio"

PowerShares Dynamic Mid Cap Value Portfolio	"Dynamic Mid Cap Value Portfolio"

PowerShares Dynamic Small Cap Growth Portfolio	"Dynamic Small Cap Growth Portfolio"

PowerShares Dynamic Small Cap Portfolio	"Dynamic Small Cap Portfolio"

PowerShares Dynamic Small Cap Value Portfolio	"Dynamic Small Cap Value Portfolio"

PowerShares FTSE NASDAQ Small Cap Portfolio	"FTSE NASDAQ Small Cap Portfolio"

PowerShares Zacks Micro Cap Portfolio	"Zacks Micro Cap Portfolio"

PowerShares Zacks Small Cap Portfolio	"Zacks Small Cap Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc., except for Shares of the FTSE NASDAQ Small Cap Portfolio which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index

Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index

Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index

Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index

Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index

Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index

Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index

Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index

Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index

FTSE NASDAQ Small Cap Portfolio	FTSE NASDAQ Small Cap Index

Zacks Micro Cap Portfolio	Zacks Micro Cap Index(TM)

Zacks Small Cap Portfolio	Zacks Small Cap Index(TM)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts ("ADRs") and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for FTSE NASDAQ Small Cap Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The FTSE NASDAQ Small Cap Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and recorded on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for FTSE NASDAQ Small Cap Portfolio) agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The FTSE NASDAQ Small Cap Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.70% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of the FTSE NASDAQ Small Cap Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the management fee, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for the FTSE NASDAQ Small Cap Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2010. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' Shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the FTSE NASDAQ Small Cap Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the period ended October 31, 2009 are shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2009 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/10	04/30/11	04/30/12	10/31/12
Dynamic Large Cap Portfolio	$278,801	$36,731	$109,396	$88,796	$43,878
Dynamic Large Cap Value Portfolio	53,949	46,750	1,614	5,585	—
Dynamic Mid Cap Growth Portfolio	151,353	61,569	26,181	34,727	28,876
Dynamic Mid Cap Portfolio	297,430	37,812	108,356	100,131	51,131
Dynamic Mid Cap Value Portfolio	252,768	68,472	51,113	86,712	46,471
Dynamic Small Cap Growth Portfolio	302,228	71,322	84,184	95,759	50,963
Dynamic Small Cap Portfolio	316,494	39,908	115,956	106,215	54,415
Dynamic Small Cap Value Portfolio	226,632	70,172	45,829	72,981	37,650
Zacks Micro Cap Portfolio	259,811	66,905	33,517	105,107	54,282
Zacks Small Cap Portfolio	327,073	74,783	86,368	110,051	55,871

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensors
Dynamic Large Cap Growth Portfolio	NYSE Arca

Dynamic Large Cap Portfolio	NYSE Arca

Dynamic Large Cap Value Portfolio	NYSE Arca

Dynamic Mid Cap Growth Portfolio	NYSE Arca

Dynamic Mid Cap Portfolio	NYSE Arca

Dynamic Mid Cap Value Portfolio	NYSE Arca

Dynamic Small Cap Growth Portfolio	NYSE Arca

Dynamic Small Cap Portfolio	NYSE Arca

Dynamic Small Cap Value Portfolio	NYSE Arca

FTSE NASDAQ Small Cap Portfolio	NASDAQ OMX Group, Inc.

Zacks Micro Cap Portfolio	Zacks Investment Research, Inc.

Zacks Small Cap Portfolio	Zacks Investment Research, Inc.

The Underlying Index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds (other than FTSE NASDAQ Small Cap Portfolio) are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Large Cap Growth Portfolio
Equity Securities	$247,517,339	$—	$—	$247,517,339
Money Market	73,668	—	—	73,668
Dynamic Large Cap Portfolio
Equity Securities	38,435,259	—	—	38,435,259
Money Market	—	—	—	—
Dynamic Large Cap Value Portfolio
Equity Securities	315,225,546	—	—	315,225,546
Money Market	2,339	—	—	2,339
Dynamic Mid Cap Growth Portfolio
Equity Securities	127,168,737	—	—	127,168,737
Money Market	131,881	—	—	131,881
Dynamic Mid Cap Portfolio
Equity Securities	21,705,581	—	—	21,705,581
Money Market	38,411	—	—	38,411
Dynamic Mid Cap Value Portfolio
Equity Securities	42,093,384	—	—	42,093,384
Money Market	44,271	—	—	44,271
Dynamic Small Cap Growth Portfolio
Equity Securities	31,322,286	—	—	31,322,286
Money Market	24,607	—	—	24,607
Dynamic Small Cap Portfolio
Equity Securities	16,667,549	—	—	16,667,549
Money Market	25,715	—	—	25,715
Dynamic Small Cap Value Portfolio
Equity Securities	65,951,060	—	—	65,951,060
Money Market	41,046	—	—	41,046
FTSE NASDAQ Small Cap Portfolio
Equity Securities	1,984,674	—	—	1,984,674
Money Market	1,235	—	—	1,235

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Zacks Micro Cap Portfolio
Equity Securities	$46,201,570	$—	$—	$46,201,570
Money Market	178,993	—	—	178,993
Zacks Small Cap Portfolio
Equity Securities	21,548,446	353	—	21,548,799
Money Market	46,146	—	—	46,146

Note 5. Federal Income Taxes

At October 31, 2009, the costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Large Cap Growth Portfolio	$221,404,300	$26,186,707	$32,823,568	$(6,636,861)
Dynamic Large Cap Portfolio	36,570,817	1,864,442	3,107,119	(1,242,677)
Dynamic Large Cap Value Portfolio	307,833,005	7,394,880	27,241,455	(19,846,575)
Dynamic Mid Cap Growth Portfolio	118,112,159	9,188,459	15,498,722	(6,310,263)
Dynamic Mid Cap Portfolio	19,597,410	2,146,582	2,510,384	(363,802)
Dynamic Mid Cap Value Portfolio	40,311,142	1,826,513	2,927,907	(1,101,394)
Dynamic Small Cap Growth Portfolio	30,426,833	920,060	2,717,062	(1,797,002)
Dynamic Small Cap Portfolio	15,926,511	766,753	1,481,836	(715,083)
Dynamic Small Cap Value Portfolio	62,984,365	3,007,741	5,134,090	(2,126,349)
FTSE NASDAQ Small Cap Portfolio	2,256,315	(270,406)	280,929	(551,335)
Zacks Micro Cap Portfolio	46,977,410	(596,847)	4,186,565	(4,783,412)
Zacks Small Cap Portfolio	22,673,211	(1,078,266)	2,041,733	(3,119,999)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds' fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

At April 30, 2009, the Funds had capital loss carryforwards as shown in the table below:

	Year of Expiration
	2014	2015	2016	2017	Total*
Dynamic Large Cap Growth Portfolio	$191,864	$10,916,066	$14,024,455	$68,715,641	$93,848,026
Dynamic Large Cap Portfolio	—	—	87,112	2,328,337	2,415,449
Dynamic Large Cap Value Portfolio	70,814	1,378,743	2,783,761	22,558,581	26,791,899
Dynamic Mid Cap Growth Portfolio	422,220	8,055,857	5,112,579	54,769,394	68,360,050
Dynamic Mid Cap Portfolio	—	—	628,828	3,815,763	4,444,591
Dynamic Mid Cap Value Portfolio	237,806	2,384,765	5,347,255	12,697,113	20,666,939
Dynamic Small Cap Growth Portfolio	823,782	13,094,039	6,666,558	9,873,821	30,458,200
Dynamic Small Cap Portfolio	—	—	1,028,299	2,730,989	3,759,288
Dynamic Small Cap Value Portfolio	703,862	3,929,009	8,615,687	16,547,947	29,796,505
Zacks Micro Cap Portfolio	1,951,245	15,172,527	14,330,930	28,781,451	60,236,153
Zacks Small Cap Portfolio	—	3,417,527	7,222,482	10,219,592	20,859,601

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the period ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Large Cap Growth Portfolio	$106,870,583	$112,160,415
Dynamic Large Cap Portfolio	12,191,896	12,287,708
Dynamic Large Cap Value Portfolio	86,867,959	88,728,748
Dynamic Mid Cap Growth Portfolio	52,088,996	52,512,342
Dynamic Mid Cap Portfolio	9,697,845	9,696,304
Dynamic Mid Cap Value Portfolio	26,253,281	26,070,281
Dynamic Small Cap Growth Portfolio	21,950,075	22,388,985
Dynamic Small Cap Portfolio	8,479,775	8,624,481
Dynamic Small Cap Value Portfolio	47,520,189	49,233,870
FTSE NASDAQ Small Cap Portfolio	251,930	252,566
Zacks Micro Cap Portfolio	16,708,682	17,277,321
Zacks Small Cap Portfolio	10,840,086	10,976,417

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

For the period ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Large Cap Growth Portfolio	$115,144,814	$196,810,981
Dynamic Large Cap Portfolio	18,115,148	18,307,446
Dynamic Large Cap Value Portfolio	123,514,265	105,910,131
Dynamic Mid Cap Growth Portfolio	74,174,160	102,039,149
Dynamic Mid Cap Portfolio	11,220,965	10,314,475
Dynamic Mid Cap Value Portfolio	25,123,778	27,817,352
Dynamic Small Cap Growth Portfolio	21,615,765	23,466,600
Dynamic Small Cap Portfolio	14,064,649	12,366,651
Dynamic Small Cap Value Portfolio	49,275,087	51,679,762
Zacks Micro Cap Portfolio	22,730,744	27,456,731
Zacks Small Cap Portfolio	4,955,803	3,884,828

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the FTSE NASDAQ Small Cap Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available on the Commission's website at www.sec.go  v. The Funds' Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-5

2009 Semi-Annual Report to Shareholders

October 31, 2009

PowerShares Aerospace & Defense Portfolio

PowerShares CleantechTM Portfolio

PowerShares DWA Technical LeadersTM Portfolio

PowerShares Global Listed Private Equity Portfolio
(Effective September 30, 2009, PowerShares Listed
Private Equity Portfolio was renamed PowerShares
Global Listed Private Equity Portfolio)

PowerShares Golden Dragon Halter USX China Portfolio

PowerShares Lux Nanotech Portfolio

PowerShares NASDAQ-100 BuyWrite Portfolio

PowerShares S&P 500 BuyWrite Portfolio

PowerShares Value Line Industry Rotation Portfolio

PowerShares Value Line TimelinessTM Select Portfolio

PowerShares Water Resources Portfolio

PowerShares WilderHill Clean Energy Portfolio

PowerShares WilderHill Progressive Energy Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Specialty Portfolios

Schedules of Investments

PowerShares Aerospace & Defense Portfolio	6

PowerShares CleantechTM Portfolio	8

PowerShares DWA Technical LeadersTM Portfolio	10

PowerShares Global Listed Private Equity Portfolio	12

PowerShares Golden Dragon Halter USX China Portfolio	14

PowerShares Lux Nanotech Portfolio	17

PowerShares NASDAQ-100 BuyWrite Portfolio	19

PowerShares S&P 500 BuyWrite Portfolio	22

PowerShares Value Line Industry Rotation Portfolio	28

PowerShares Value Line TimelinessTM Select Portfolio	31

PowerShares Water Resources Portfolio	33

PowerShares WilderHill Clean Energy Portfolio	34

PowerShares WilderHill Progressive Energy Portfolio	36

Statements of Assets and Liabilities	38

Statements of Operations	40

Statements of Changes in Net Assets	42

Financial Highlights	47

Notes to Financial Statements	54

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PPA	PowerShares Aerospace & Defense Portfolio	10/26/05	1,010	371	15	2	1	0	2
PZD	PowerShares CleantechTM Portfolio	10/24/06	760	201	69	84	24	4	3
PDP	PowerShares DWA Technical LeadersTM Portfolio	3/1/07	674	249	13	8	0	0	0
PSP	PowerShares Global Listed Private Equity Portfolio	10/24/06	760	275	56	50	11	8	5
PGJ	PowerShares Golden Dragon Halter USX China Portfolio	12/9/04	1,232	520	136	21	2	0	0
PXN	PowerShares Lux Nanotech Portfolio	10/26/05	1,010	335	68	21	5	1	1
PQBW	PowerShares NASDAQ-100 BuyWrite Portfolio	6/12/08	316	57	39	46	15	13	48
PBP	PowerShares S&P 500 BuyWrite Portfolio	12/20/07	468	137	105	82	18	7	13
PYH	PowerShares Value Line Industry Rotation Portfolio	12/1/06	733	246	11	6	3	0	1
PIV	PowerShares Value Line TimelinessTM Select Portfolio	12/6/05	982	359	32	5	2	2	1
PHO	PowerShares Water Resources Portfolio	12/6/05	982	405	97	19	1	0	0
PBW	PowerShares WilderHill Clean Energy Portfolio	3/3/05	1,175	497	116	25	6	0	0
PUW	PowerShares WilderHill Progressive Energy Portfolio	10/24/06	760	260	23	5	0	0	0

2

	Closing Price Below Above NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PPA	595	14	9	0	0	1
PZD	309	31	24	7	1	3
PDP	372	24	8	0	0	0
PSP	297	35	19	4	0	0
PGJ	463	73	13	3	0	1
PXN	484	75	15	3	1	1
PQBW	64	14	9	1	5	5
PBP	89	9	6	0	1	1
PYH	449	14	3	0	0	0
PIV	563	13	3	0	1	1
PHO	408	38	13	1	0	0
PBW	438	77	13	1	1	1
PUW	449	20	3	0	0	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Aerospace & Defense Portfolio Actual	$1,000.00	$1,160.60	0.66%	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36
PowerShares CleantechTM Portfolio Actual	$1,000.00	$1,165.59	0.67%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	0.67%	$3.41
PowerShares DWA Technical LeadersTM Portfolio Actual	$1,000.00	$1,197.62	0.70%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Global Listed Private Equity Portfolio Actual	$1,000.00	$1,332.68	0.70%	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Golden Dragon Halter USX China Portfolio Actual	$1,000.00	$1,268.83	0.70%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Lux Nanotech Portfolio Actual	$1,000.00	$1,266.23	0.70%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares NASDAQ-100 BuyWrite Portfolio Actual	$1,000.00	$1,156.43	0.75%	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares S&P 500 BuyWrite Portfolio Actual	$1,000.00	$1,142.07	0.75%	$4.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
PowerShares Value Line Industry Rotation Portfolio Actual	$1,000.00	$1,076.73	0.70%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Value Line TimelinessTM Select Portfolio Actual	$1,000.00	$1,068.29	0.70%	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Water Resources Portfolio Actual	$1,000.00	$1,122.04	0.65%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares WilderHill Clean Energy Portfolio Actual	$1,000.00	$1,073.09	0.70%	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares WilderHill Progressive Energy Portfolio Actual	$1,000.00	$1,229.96	0.69%	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the one year data in the Financial Highlights.

5

Portfolio Composition

PowerShares Aerospace & Defense Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Aerospace/Defense	52.3
Miscellaneous Manufacturing	13.0
Electronics	8.1
Computers	5.8
Telecommunications	4.9
Metal Fabricate/Hardware	4.6
Commercial Services	4.2
Packaging & Containers	2.5
Engineering & Construction	2.2
Auto Manufacturers	1.6
Software	0.8
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—52.3%
24,980	AAR Corp.*	$489,858
13,830	Aerovironment, Inc.*	368,708
21,200	Alliant Techsystems, Inc.*	1,648,936
14,033	Argon ST, Inc.*	261,014
163,100	Boeing Co. (The)	7,796,180
17,200	Cubic Corp.	597,012
6,700	Ducommun, Inc.	114,034
27,100	Elbit Systems Ltd. (Israel)	1,639,821
19,150	Esterline Technologies Corp.*	806,406
106,900	General Dynamics Corp.	6,702,630
79,800	Goodrich Corp.	4,337,130
8,700	Herley Industries, Inc.*	98,397
63,900	L-3 Communications Holdings, Inc.	4,619,331
106,700	Lockheed Martin Corp.	7,339,893
29,000	Moog, Inc., Class A*	724,130
111,300	Northrop Grumman Corp.	5,579,469
36,380	Orbital Sciences Corp.*	468,574
119,300	Raytheon Co.	5,401,904
101,450	Rockwell Collins, Inc.	5,111,051
23,200	Teledyne Technologies, Inc.*	792,512
10,700	Triumph Group, Inc.	500,867
136,500	United Technologies Corp.	8,387,925
		63,785,782
	Auto Manufacturers—1.6%
45,000	Force Protection, Inc.*	198,000
57,500	Oshkosh Corp.	1,797,450
		1,995,450

Number of Shares		Value
	Common Stocks (Continued)
	Commercial Services—4.2%
36,200	DynCorp International, Inc., Class A*	$615,400
256,000	SAIC, Inc.*	4,533,760
		5,149,160
	Computers—5.8%
19,300	CACI International, Inc., Class A*	919,066
97,600	Computer Sciences Corp.*	4,949,296
11,205	Integral Systems, Inc.*	94,122
15,100	Mercury Computer Systems, Inc.*	161,570
8,712	NCI, Inc., Class A*	234,440
36,309	SRA International, Inc., Class A*	681,157
		7,039,651
	Electronics—8.1%
5,700	American Science & Engineering, Inc.	376,884
57,700	Cogent, Inc.*	556,805
97,500	FLIR Systems, Inc.*	2,711,475
129,000	Garmin Ltd.	3,903,540
58,500	L-1 Identity Solutions, Inc.*	345,735
11,200	OSI Systems, Inc.*	219,856
40,000	Taser International, Inc.*	163,600
77,100	Trimble Navigation Ltd.*	1,616,787
		9,894,682
	Engineering & Construction—2.2%
15,518	Stanley, Inc.*	438,384
54,200	URS Corp.*	2,106,212
3,318	VSE Corp.	145,295
		2,689,891

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Aerospace & Defense Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Metal Fabricate/Hardware—4.6%
10,200	Ladish Co., Inc.*	$132,192
56,600	Precision Castparts Corp.	5,406,998
		5,539,190
	Miscellaneous Manufacturing—13.0%
16,613	Ceradyne, Inc.*	267,801
208,700	Honeywell International, Inc.	7,490,243
98,000	ITT Corp.	4,968,600
174,000	Textron, Inc.	3,093,720
		15,820,364
	Packaging & Containers—2.5%
60,600	Ball Corp.	2,989,398
	Software—0.8%
22,900	ManTech International Corp., Class A*	1,004,394
	Telecommunications—4.9%
8,400	Applied Signal Technology, Inc.	172,116
18,200	Comtech Telecommunications Corp.*	584,584
28,900	DigitalGlobe, Inc.*	645,337
9,800	EMS Technologies, Inc*	170,814
12,000	GeoEye, Inc.*	304,440
84,400	Harris Corp.	3,521,168
20,300	ViaSat, Inc.*	591,745
		5,990,204
	Total Common Stocks (Cost $180,992,658)	121,898,166
	Money Market Fund—0.0%
43,373	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $43,373)	43,373
	Total Investments (Cost $181,036,031)—100.0%	121,941,539
	Liabilities in excess of other assets—(0.0%)	(47,785)
	Net Assets—100.0%	$121,893,754

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares CleantechTM Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Electrical Components & Equipment	17.6
Miscellaneous Manufacturing	14.3
Environmental Control	10.2
Electronics	9.3
Energy - Alternate Sources	7.7
Semiconductors	6.0
Engineering & Construction	5.9
Telecommunications	5.7
Software	5.0
Machinery - Diversified	3.5
Electric	3.4
Biotechnology	3.0
Hand/Machine Tools	2.1
Building Materials	1.9
Chemicals	1.2
Auto Parts & Equipment	1.0
Computers	0.9
Healthcare - Services	0.7
Office Furnishings	0.6
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares CleantechTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Parts & Equipment—1.0%
27,331	Fuel Systems Solutions, Inc.*	$894,817
40,032	Westport Innovations, Inc. (Canada)*	397,644
		1,292,461
	Biotechnology—3.0%
46,781	Martek Biosciences Corp.*	840,187
34,806	Novozymes A/S, Class B (Denmark)	3,212,108
		4,052,295
	Building Materials—1.9%
217,235	Kingspan Group PLC (Ireland)*	1,842,987
30,419	WaterFurnace Renewable Energy, Inc. (Canada)	700,891
		2,543,878
	Chemicals—1.2%
1,120	Gurit Holding AG (Switzerland)	620,552
91,270	Plant Health Care PLC (United Kingdom)*	341,510
70,832	Zoltek Cos., Inc.*	631,113
		1,593,175
	Computers—0.9%
40,850	Telvent GIT SA (Spain)	1,174,437

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electric—3.4%
20,281,000	Energy Development Corp. (Philippines)	$1,788,936
24,090	EnerNOC, Inc.*	692,106
53,094	Ormat Technologies, Inc.	2,006,953
		4,487,995
	Electrical Components & Equipment—17.6%
18,619	A123 Systems, Inc.*	366,049
53,205	American Superconductor Corp.*	1,783,432
1,005,095	China High Speed Transmission Equipment Group Co. Ltd. (China)	2,049,031
395,715	Chloride Group PLC (United Kingdom)	1,053,428
66,284	Energy Conversion Devices, Inc.*	713,879
72,741	EnerSys*	1,607,576
145,774	Gamesa Corp. Tecnologica SA (Spain)	2,684,228
27,962	Saft Groupe SA (France)	1,459,038
37,872	Schneider Electric SA (France)	3,967,916
87,178	SunPower Corp., Class A*	2,162,886
168,987	Suntech Power Holdings Co. Ltd. ADR (China)*	2,141,065
50,143	Vestas Wind Systems A/S (Denmark)*	3,563,820
		23,552,348

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares CleantechTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—9.3%
24,098	Badger Meter, Inc.	$898,132
24,728	Dionex Corp.*	1,678,537
59,900	Horiba Ltd. (Japan)	1,469,046
42,687	Itron, Inc.*	2,562,928
23,596	Roth & Rau AG (Germany)*	801,435
112,729	Trimble Navigation Ltd.*	2,363,927
17,299	Vaisala Oyj, Class A (Finland)	616,400
86,590	Woodward Governor Co.	2,035,731
		12,426,136
	Energy - Alternate Sources—7.7%
23,153	First Solar, Inc.*	2,823,045
194,198	GT Solar International, Inc.*	1,019,540
792,387	Iberdrola Renovables SA (Spain)	3,542,458
355,950	Renewable Energy Corp. A/S (Norway)*	2,147,732
23,503	Solar Millennium AG (Germany)*	755,276
		10,288,051
	Engineering & Construction—5.9%
211,732	ABB Ltd. (Switzerland)*	3,975,208
86,470	Arcadis NV (Netherlands)	1,740,221
31,193	Grontmij NV CVA (Netherlands)	862,945
60,283	Insituform Technologies, Inc., Class A*	1,278,000
		7,856,374
	Environmental Control—10.2%
358,574	Accsys Technologies PLC (United Kingdom)*	306,854
51,474	Asahi Holdings, Inc. (Japan)	884,247
29,267	BWT AG (Austria)	751,799
131,263	Energy Recovery, Inc.*	732,447
70,039	Fuel Tech, Inc.*	810,351
522,000	Hyflux Ltd. (Singapore)	1,149,591
91,600	Kurita Water Industries Ltd. (Japan)	2,863,765
134,286	Nalco Holding Co.	2,840,149
78,681	Tetra Tech, Inc.*	2,024,462
245,113	Tomra Systems ASA (Norway)	1,243,224
		13,606,889
	Hand/Machine Tools—2.1%
74,156	Baldor Electric Co.	1,916,933
4,057	Meyer Burger Technology AG (Switzerland)*	887,648
		2,804,581
	Healthcare - Services—0.7%
19,626	Eurofins Scientific (France)	897,673
	Machinery - Diversified—3.5%
50,340	Kadant, Inc.*	648,882
22,400	Lindsay Corp.	735,392
64,287	Roper Industries, Inc.	3,249,708
		4,633,982

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Miscellaneous Manufacturing—14.3%
64,597	CLARCOR, Inc.	$1,901,090
76,657	Donaldson Co., Inc.	2,734,355
40,868	ESCO Technologies, Inc.*	1,605,295
528,546	Hansen Transmissions International NV (Belgium)*	1,115,173
138,713	Hexcel Corp.*	1,525,843
89,756	Pall Corp.	2,848,856
67,051	Polypore International, Inc.*	734,879
45,552	Siemens AG (Germany)	4,131,382
47,689	SPX Corp.	2,517,025
		19,113,898
	Office Furnishings—0.6%
102,920	Interface, Inc., Class A	798,659
	Semiconductors—6.0%
24,549	Centrotherm Photovoltaics AG (Germany)*	1,129,728
83,873	Cree, Inc.*	3,531,053
169,492	MEMC Electronic Materials, Inc.*	2,105,091
38,011	Power Integrations, Inc.	1,185,943
		7,951,815
	Software—5.0%
80,003	ANSYS, Inc.*	3,246,522
137,914	Autodesk, Inc.*	3,438,196
		6,684,718
	Telecommunications—5.7%
263,300	Corning, Inc.	3,846,813
35,726	Ruggedcom, Inc. (Canada)*	621,855
116,750	Tandberg ASA (Norway)	3,149,314
		7,617,982
	Total Common Stocks and Other Equity Interests (Cost $148,638,117)	133,377,347
	Money Market Fund—0.0%
31,556	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,556)	31,556
	Total Investments (Cost $148,669,673)—100.0%	133,408,903
	Liabilities in excess of other assets—(0.0%)	(37,957)
	Net Assets—100.0%	$133,370,946

ADR American Depositary Receipt

CVA Dutch Certificate

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares DWA Technical LeadersTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Industrials	22.1
Consumer Discretionary	17.3
Financials	17.2
Information Technology	15.3
Materials	12.8
Health Care	8.8
Energy	2.9
Utilities	2.2
Consumer Staples	1.4
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares DWA Technical LeadersTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—17.3%
21,306	Aeropostale, Inc.*	$799,614
31,072	Central European Media Enterprises Ltd., Class A (Bermuda)*	781,150
101,598	Chico's FAS, Inc.*	1,214,096
66,088	CTC Media, Inc.*	1,062,695
60,398	Gannett Co., Inc.	593,108
41,610	Goodyear Tire & Rubber Co. (The)*	535,937
107,220	Las Vegas Sands Corp.*	1,617,950
75,952	Liberty Media Corp. - Capital, Series A*	1,571,447
84,957	Liberty Media Corp. - Interactive, Class A*	963,412
81,395	MGM MIRAGE*	754,531
22,982	Nordstrom, Inc.	730,368
233,282	Office Depot, Inc.*	1,411,356
23,416	Polo Ralph Lauren Corp.	1,742,619
14,184	Priceline.com, Inc.*	2,238,093
29,425	Royal Caribbean Cruises Ltd.*	595,268
28,410	Signet Jewelers Ltd. (United Kingdom)*	716,216
42,061	Staples, Inc.	912,724
15,053	Target Corp.	729,017
17,854	WMS Industries, Inc.*	713,803
54,616	Wyndham Worldwide Corp.	931,203
9,864	Wynn Resorts Ltd.*	534,826
		21,149,433
	Consumer Staples—1.4%
25,346	Central European Distribution Corp.*	788,514
17,961	J.M. Smucker Co. (The)	947,084
		1,735,598

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy—2.9%
11,397	Anadarko Petroleum Corp.	$694,419
38,962	Atwood Oceanics, Inc.*	1,382,762
40,297	EXCO Resources, Inc.	629,439
59,651	Helix Energy Solutions Group, Inc.*	819,008
		3,525,628
	Financials—17.2%
20,613	American International Group, Inc.*	693,009
48,947	Bank of America Corp.	713,647
66,599	Brandywine Realty Trust REIT	636,686
70,806	CB Richard Ellis Group, Inc., Class A*	732,842
44,880	Corporate Office Properties Trust REIT	1,489,567
20,869	Digital Realty Trust, Inc. REIT	941,818
151,904	Fifth Third Bancorp	1,358,022
184,652	Genworth Financial, Inc., Class A*	1,961,004
24,068	Hanover Insurance Group, Inc. (The)	1,012,541
42,414	Hartford Financial Services Group, Inc. (The)	1,039,991
119,828	HRPT Properties Trust REIT	842,391
27,715	Lincoln National Corp.	660,448
33,636	Macerich Co. (The) REIT	1,002,353
48,630	Protective Life Corp.	936,128
35,383	Realty Income Corp. REIT	820,178
16,648	SL Green Realty Corp. REIT	645,277
109,982	Ventas, Inc. REIT	4,413,578
67,764	XL Capital Ltd., Class A	1,112,007
		21,011,487
	Health Care—8.8%
36,992	Allscripts-Misys Healthcare Solutions, Inc.*	721,344
62,340	Brookdale Senior Living, Inc.*	1,049,806
56,620	Dendreon Corp.*	1,430,787

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares DWA Technical LeadersTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
39,258	DENTSPLY International, Inc.	$1,293,944
10,152	Express Scripts, Inc.*	811,348
184,948	Health Management Associates, Inc., Class A*	1,128,183
48,826	Henry Schein, Inc.*	2,579,477
172,155	Tenet Healthcare Corp.*	881,434
29,593	Valeant Pharmaceuticals International*	870,034
		10,766,357
	Industrials—22.1%
59,114	C.H. Robinson Worldwide, Inc.	3,257,773
35,214	CSX Corp.	1,485,326
16,512	Danaher Corp.	1,126,614
20,909	Deere & Co.	952,405
33,734	Donaldson Co., Inc.	1,203,292
22,648	Flowserve Corp.	2,224,260
27,365	Gardner Denver, Inc.*	982,677
14,796	Goodrich Corp.	804,163
116,098	Hertz Global Holdings, Inc.*	1,080,872
29,000	IDEX Corp.	824,470
109,678	J.B. Hunt Transport Services, Inc.	3,296,921
37,878	Kirby Corp.*	1,280,276
28,254	McDermott International, Inc.*	628,086
29,991	Oshkosh Corp.	937,519
22,490	Precision Castparts Corp.	2,148,470
40,344	Republic Services, Inc.	1,045,313
39,025	Textron, Inc.	693,864
18,513	Union Pacific Corp.	1,020,807
13,302	United Technologies Corp.	817,408
12,118	W.W. Grainger, Inc.	1,135,820
		26,946,336
	Information Technology—15.3%
51,686	ANSYS, Inc.*	2,097,418
23,995	Apple, Inc.*	4,523,057
284,378	Cypress Semiconductor Corp.*	2,397,307
17,854	Fiserv, Inc.*	818,963
39,258	Global Payments, Inc.	1,932,671
6,483	MasterCard, Inc., Class A	1,419,907
102,715	Micron Technology, Inc.*	697,435
23,508	Rovi Corp.*	647,645
23,968	Salesforce.com, Inc.*	1,360,184
58,790	Seagate Technology (Cayman Islands)	820,120
18,014	Sybase, Inc.*	712,634
35,214	Western Digital Corp.*	1,186,008
		18,613,349
	Materials—12.8%
12,158	Air Products & Chemicals, Inc.	937,746
70,626	Airgas, Inc.	3,132,969
28,802	Ashland, Inc.	994,821
45,572	Ball Corp.	2,248,067

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
11,344	Freeport-McMoRan Copper & Gold, Inc.*	$832,196
36,426	International Paper Co.	812,664
16,480	Lubrizol Corp. (The)	1,096,909
18,446	Praxair, Inc.	1,465,350
28,606	Sigma-Aldrich Corp.	1,485,510
57,551	Temple-Inland, Inc.	889,163
31,559	Valspar Corp. (The)	800,652
15,450	Walter Energy, Inc.	903,825
		15,599,872
	Utilities—2.2%
42,810	Energen Corp.	1,878,503
16,931	National Fuel Gas Co.	767,651
		2,646,154
	Total Common Stocks and Other Equity Interests (Cost $110,771,693)	121,994,214
	Money Market Fund—0.1%
153,133	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $153,133)	153,133
	Total Investments (Cost $110,924,826)—100.1%	122,147,347
	Liabilities in excess of other assets—(0.1%)	(112,439)
	Net Assets—100.0%	$122,034,908

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Global Listed Private Equity Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Investment Companies	48.3
Holding Companies - Diversified	17.9
Venture Capital	13.7
Diversified Financial Services	11.0
Food	3.5
Electric	1.8
Water	1.7
Money Market Fund	0.5
Other	1.6

Schedule of Investments

PowerShares Global Listed Private Equity Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—97.8%
	Diversified Financial Services—11.0%
494,995	Brait SA (South Africa)	$1,166,814
462,200	GP Investments Ltd. (Bermuda)*	2,383,635
46,349	Greenhill & Co., Inc.	3,996,674
972,290	Intermediate Capital Group PLC (United Kingdom)	4,083,616
246,566	Onex Corp. (Canada)	5,587,334
		17,218,073
	Electric—1.8%
123,459	Otter Tail Corp.	2,871,656
	Food—3.5%
325,915	Hakon Invest AB (Sweden)	5,522,064
	Holding Companies - Diversified—17.9%
68,670	Ackermans & van Haaren NV (Belgium)	4,995,037
125,308	Compass Diversified Holdings	1,281,901
89,368	Hal Trust (Netherlands)	9,032,278
340,493	Leucadia National Corp.*	7,650,878
90,921	Wendel (France)	5,084,264
		28,044,358
	Investment Companies—48.2%
673,913	Allied Capital Corp.	2,102,609
767,036	American Capital Ltd.*	2,055,656
325,100	AP Alternative Assets LP (United Kingdom)*	2,194,425
444,542	Apollo Investment Corp.	4,000,878
312,206	Ares Capital Corp.	3,259,431
190,606	BlackRock Kelso Capital Corp.	1,393,330
17,038	Capital Southwest Corp.	1,265,242
439,160	CapMan Oyj, Class B (Finland)*	829,387
826,000	China Merchants China Direct Investments Ltd. (Hong Kong)*	1,773,445

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
906,488	DeA Capital SpA (Italy)*	$1,859,095
127,785	Electra Private Equity PLC (United Kingdom)*	2,517,082
101,281	Eurazeo (France)	6,409,272
118,504	Fifth Street Finance Corp.	1,164,894
502,840	Financial Select Sector SPDR Fund	7,049,817
95,880	Gladstone Capital Corp.	787,175
324,822	Graphite Enterprise Trust PLC (United Kingdom)	1,472,407
136,088	Harris & Harris Group, Inc.*	583,817
133,219	Hercules Technology Growth Capital, Inc.	1,249,594
120,398	HgCapital Trust PLC (United Kingdom)	1,680,940
416,141	Hosken Consolidated Investments Ltd. (South Africa)*	3,881,218
64,900	Kayne Anderson Energy Development Co.	810,601
143,007	Kohlberg Capital Corp.	759,367
1,033,459	LMS Capital PLC (United Kingdom)*	672,884
753,694	Macquarie Media Group Ltd. (Australia)	1,259,921
59,506	Main Street Capital Corp.	790,835
317,994	MCG Capital Corp.*	1,268,796
144,643	MVC Capital, Inc.	1,327,823
121,912	NGP Capital Resources Co.	872,890
75,808	Paris Orleans et Cie SA (France)	2,404,796
105,598	PennantPark Investment Corp.	816,273
100,568	PowerShares FTSE RAFI US 1000 Portfolio(=)	4,451,140
159,951	Prospect Capital Corp.	1,588,313
312,353	Ratos AB, Class B (Sweden)	7,395,905
338,610	RHJ International (Belgium)*	2,478,028
170,456	TICC Capital Corp.	838,643
		75,265,929

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Global Listed Private Equity Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Venture Capital—13.7%
1,846,085	3i Group PLC (United Kingdom)	$8,024,379
109,461	Altamir Amboise (France)*	823,672
52,834	Deutsche Beteiligungs AG (Germany)	1,212,184
51,404	Dinamia SA (Spain)	801,672
63,420	Gimv NV (Belgium)	3,592,271
1,369,237	IP Group PLC (United Kingdom)*	1,263,910
160,760	Jafco Co. Ltd. (Japan)	4,448,783
9,974,000	K1 Ventures Ltd. (Singapore)	1,212,384
		21,379,255
	Water—1.7%
76,194	Pico Holdings, Inc.*	2,586,025
	Total Common Stocks and Other Equity Interests (Cost $149,058,201)	152,887,360
	Right—0.1%
	Investment Companies—0.1%
753,694	Macquarie Media Group Ltd., expiring,12/3/09 (Australia)* (Cost $0)	204,311
	Money Market Fund—0.5%
725,558	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $725,558)	725,558
	Total Investments (Cost $149,783,759)—98.4%	153,817,229
	Other assets less liabilities—1.6%	2,441,259
	Net Assets—100.0%	$156,258,488

*  Non-income producing security.

(=)  The PowerShares FTSE RAFI US 1000 Portfolio has the same adviser and therefore, is considered to be affiliated. See Notes 6.

The Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	14.02%

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Golden Dragon Halter USX China Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Energy	21.5
Information Technology	19.8
Telecommunication Services	14.5
Industrials	10.3
Consumer Discretionary	8.3
Materials	7.7
Financials	6.9
Utilities	4.7
Health Care	3.8
Consumer Staples	2.4
Money Market Fund	0.1
Other	0.0

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Bermuda—0.4%
92,569	China Yuchai International Ltd.	$990,488
110,644	Global Sources Ltd.*	684,887
		1,675,375
	British Virgin Islands—0.5%
109,152	Hollysys Automation Technologies Ltd.*	1,050,042
57,166	Origin Agritech Ltd.*	266,394
169,146	Renesola Ltd. ADR*	622,457
28,069	Tongxin International Ltd.*	249,533
		2,188,426
	Canada—0.5%
400,287	Silvercorp Metals, Inc.	2,073,487
	Cayman Islands—8.5%
53,430	3SBio, Inc. ADR*	551,932
191,144	Actions Semiconductor Co. Ltd. ADR*	460,657
63,000	Changyou.Com Ltd. ADR*	1,898,190
142,106	China Digital TV Holding Co. Ltd. ADR	966,321
86,186	China Distance Education Holdings Ltd. ADR*	598,993
59,812	China GrenTech Corp. Ltd. ADR*	239,846
59,216	China Mass Media Corp. ADR*	210,809
79,394	China Medical Technologies, Inc. ADR	1,246,486
257,768	China Nepstar Chain Drugstore Ltd. ADR	1,693,536
107,644	China Techfaith Wireless Communication Technology Ltd. ADR*	330,467
113,055	CNinsure, Inc. ADR	2,291,625
197,480	E-House China Holdings Ltd. ADR*	3,378,883
126,000	Longtop Financial Technologies Ltd. ADR*	3,339,000

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
94,200	New Oriental Education & Technology Group ADR*	$6,578,928
88,933	Noah Education Holdings Ltd. ADR	425,100
24,432	Perfect World Co. Ltd. ADR*	1,075,252
1,109,876	Semiconductor Manufacturing International Corp. ADR*	2,685,900
109,910	Spreadtrum Communications, Inc. ADR*	628,685
73,392	Trina Solar Ltd. ADR*	2,383,772
110,184	Vanceinfo Technologies, Inc. ADR*	1,663,778
162,744	WuXi PharmaTech Cayman, Inc. ADR*	2,088,005
		34,736,165
	China—66.3%
70,019	51job, Inc. ADR*	1,043,283
75,147	Acorn International, Inc. ADR*	433,598
104,822	AgFeed Industries, Inc.*	462,265
156,987	Agria Corp. ADR*	394,037
166,784	Airmedia Group, Inc. ADR*	1,379,304
715,001	Aluminum Corp. of China Ltd. ADR*	19,448,027
194,470	American Oriental Bioengineering, Inc.*	770,101
53,875	ATA, Inc. ADR*	278,534
50,844	Baidu, Inc. ADR*	19,214,964
103,230	BMP Sunstone Corp.*	375,757
87,948	Canadian Solar, Inc.*	1,282,282
192,056	China Eastern Airlines Corp. Ltd. ADR*	5,172,068
54,654	China Finance Online Co. Ltd. ADR*	438,325
314,818	China Life Insurance Co. Ltd. ADR	21,599,663
228,500	China Petroleum and Chemical Corp. ADR	19,276,260
128,031	China Security & Surveillance Technology, Inc.*	669,602

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
397,126	China Southern Airlines Co. Ltd. ADR*	$5,698,758
110,852	China Sunergy Co. Ltd. ADR*	410,152
411,668	China Telecom Corp. Ltd. ADR	18,105,159
48,381	ChinaEdu Corp. ADR*	382,210
166,490	Ctrip.com International Ltd. ADR*	8,913,875
31,416	eLong, Inc. ADR*	387,988
321,220	Focus Media Holding Ltd. ADR*	3,867,489
111,169	General Steel Holdings, Inc.*	413,549
561,016	Giant Interactive Group, Inc. ADR	4,101,027
351,264	Guangshen Railway Co. Ltd. ADR	7,042,843
207,116	Gushan Environmental Energy Ltd. ADR	283,749
98,026	Home Inns & Hotels Management, Inc. ADR*	2,605,531
739,000	Huaneng Power International, Inc. ADR	18,851,890
54,483	Hurray! Holding Co. Ltd. ADR*	331,257
416,460	JA Solar Holdings Co. Ltd. ADR*	1,595,042
20,394	Jinpan International Ltd.	619,162
88,474	KongZhong Corp. ADR*	1,185,552
281,008	LDK Solar Co. Ltd. ADR*	1,905,234
104,483	Linktone Ltd. ADR*	218,369
267,100	Mindray Medical International Ltd. ADR	8,207,983
321,000	NetEase.com, Inc. ADR*	12,397,020
221,100	PetroChina Co. Ltd. ADR	26,540,844
118,260	Qiao Xing Mobile Communication Co. Ltd.*	357,145
181,699	Qiao Xing Universal Telephone, Inc.*	336,143
172,000	Shanda Interactive Entertainment Ltd. ADR*	7,512,960
153,648	Simcere Pharmaceutical Group ADR*	1,213,819
139,246	SINA Corp.*	5,206,408
178,656	Sinopec Shanghai Petrochemical Co. Ltd. ADR*	7,031,900
106,515	Sinovac Biotech Ltd.*	789,276
156,070	Solarfun Power Holdings Co. Ltd. ADR*	741,333
386,670	Suntech Power Holdings Co. Ltd. ADR*	4,899,109
69,619	The9 Ltd. ADR	522,142
67,700	Tongjitang Chinese Medicines Co. ADR*	261,999
85,603	Vimicro International Corp. ADR*	306,459
177,904	VisionChina Media, Inc. ADR*	1,487,277
255,128	WSP Holdings Ltd. ADR	1,071,538
187,404	Xinhua Sports & Entertainment Ltd. ADR*	219,263
187,504	Xinyuan Real Estate Co. Ltd. ADR*	759,391
1,220,000	Yanzhou Coal Mining Co. Ltd. ADR	18,666,000
367,940	Yingli Green Energy Holding Co. Ltd. ADR*	4,260,745
43,658	Yucheng Technologies Ltd.*	314,338
		272,259,998
	Hong Kong—15.8%
263,496	CDC Corp., Class A*	613,945
512,000	China Mobile Ltd. ADR	23,925,760

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
48,742	China Natural Resources, Inc.*	$516,178
1,373,000	China Unicom Ltd. ADR	17,368,450
146,300	CNOOC Ltd. ADR	21,789,922
111,291	Nam Tai Electronics, Inc.	617,665
		64,831,920
	United States—7.9%
153,716	Advanced Battery Technologies, Inc.*	516,486
46,500	American Dairy, Inc.*	1,345,710
83,727	A-Power Energy Generation Systems Ltd.*	904,252
113,212	AsiaInfo Holdings, Inc.*	2,497,457
17,506	China Agritech, Inc.*	258,388
132,289	China Architectural Engineering, Inc.*	177,267
44,959	China Auto Logistics, Inc.*	185,231
67,024	China Automotive Systems, Inc.*	694,369
143,302	China BAK Battery, Inc.*	471,464
68,192	China Fire & Security Group, Inc.*	969,690
56,341	China Green Agriculture, Inc.*	620,878
77,114	China Housing & Land Development, Inc.*	237,511
121,210	China Information Security Technology, Inc.*	775,744
198,715	China Infrastructure Investment Corp.*	238,458
67,485	China Integrated Energy, Inc.*	388,039
57,208	China Marine Food Group Ltd.*	257,436
50,487	China Natural Gas, Inc.*	593,222
52,134	China North East Petroleum Holdings Ltd.*	237,731
115,659	China Precision Steel, Inc.*	256,763
47,824	China Ritar Power Corp.*	231,946
41,364	China Sky One Medical, Inc.*	490,991
55,500	China TransInfo Technology Corp.*	386,835
42,424	China-Biotics, Inc.*	492,118
88,846	ChinaCast Education Corp.*	552,622
36,368	Chindex International, Inc.*	506,970
89,757	Cogo Group, Inc.*	503,537
56,046	Deer Consumer Products, Inc.*	686,563
68,366	Fuqi International, Inc.*	1,400,819
69,307	Fushi Copperweld, Inc.*	478,911
55,111	Harbin Electric, Inc.*	877,918
33,942	HQ Sustainable Maritime Industries, Inc.*	256,941
101,035	NIVS IntelliMedia Technology Group, Inc.*	242,484
62,334	RINO International Corp.*	1,216,760
134,635	Shengda Tech, Inc.*	814,542
55,652	Sinohub, Inc.*	272,695
8,644	Skystar Bio-Pharmaceutical Co. Ltd.*	144,355
95,020	Sohu.com, Inc.*	5,283,112
45,403	SORL Auto Parts, Inc.*	287,401
94,280	Sutor Technology Group Ltd.*	272,469
133,436	Synutra International, Inc.*	1,614,576
25,844	Telestone Technologies Corp.*	209,595
40,790	Tianyin Pharmaceutical Co., Inc.	146,028
177,190	Tiens Biotech Group USA, Inc.*	715,848

See Notes to Financial Statements.

15

Schedule of Investments (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
34,462	Universal Travel Group*	$402,516
319,012	Utstarcom, Inc.*	577,412
66,967	Wonder Auto Technology, Inc.*	866,553
62,972	Wuhan General Group China, Inc.*	117,128
71,772	Zhongpin, Inc.*	955,285
		32,631,026
	Total Common Stocks and Other Equity Interests (Cost $470,300,947)	410,396,397
	Money Market Fund—0.1%
262,560	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $262,560)	262,560
	Total Investments (Cost $470,563,507)—100.0%	410,658,957
	Other assets less liabilities—0.0%	131,933
	Net Assets—100.0%	$410,790,890

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

16

Portfolio Composition

PowerShares Lux Nanotech Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Chemicals	16.6
Pharmaceuticals	14.9
Biotechnology	9.9
Semiconductors	9.5
Electronics	9.3
Computers	6.9
Miscellaneous Manufacturing	6.4
Energy - Alternate Sources	5.6
Software	5.4
Commercial Services	4.7
Electrical Components & Equipment	3.9
Investment Companies	3.6
Auto Manufacturers	3.3
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Lux Nanotech Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Manufacturers—3.3%
22,270	Toyota Motor Corp. ADR (Japan)	$1,756,880
	Biotechnology—9.9%
84,500	Abraxis Bioscience, Inc.*	2,638,090
389,400	Nanosphere, Inc.*	2,601,192
		5,239,282
	Chemicals—16.6%
23,560	Air Products & Chemicals, Inc.	1,817,183
56,910	E.I. du Pont de Nemours & Co.	1,810,876
425,400	Shengda Tech, Inc.*	2,573,670
433,010	Symyx Technologies, Inc.*	2,541,769
		8,743,498
	Commercial Services—4.7%
2,451,000	Altair Nanotechnologies, Inc.*	2,500,020
	Computers—6.9%
38,400	Hewlett-Packard Co.	1,822,464
14,920	International Business Machines Corp.	1,799,501
		3,621,965
	Electrical Components & Equipment—3.9%
408,500	Ener1, Inc.*	2,038,415

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electronics—9.3%
118,000	FEI Co.*	$2,809,580
56,000	NVE Corp.*	2,094,400
		4,903,980
	Energy - Alternate Sources—5.6%
725,000	Headwaters, Inc.*	2,987,000
	Investment Companies—3.6%
446,475	Harris & Harris Group, Inc.*	1,915,378
	Miscellaneous Manufacturing—6.4%
24,480	3M Co.	1,800,994
110,400	General Electric Co.	1,574,304
		3,375,298
	Pharmaceuticals—14.9%
682,000	BioDelivery Sciences International, Inc.*	2,714,360
401,700	Elan Corp. PLC ADR (Ireland)*	2,189,265
327,600	Flamel Technologies SA ADR (France)*	2,948,400
		7,852,025
	Semiconductors—9.5%
93,300	Intel Corp.	1,782,963
131,900	Veeco Instruments, Inc.*	3,211,765
		4,994,728

See Notes to Financial Statements.

17

Schedule of Investments (Continued)

PowerShares Lux Nanotech Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Software—5.4%
521,000	Accelrys, Inc.*	$2,829,030
	Total Common Stocks and Other Equity Interests (Cost $60,511,792)	52,757,499
	Money Market Fund—0.1%
71,608	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $71,608)	71,608
	Total Investments (Cost $60,583,400)—100.1%	52,829,107
	Liabilities in excess of other assets—(0.1%)	(70,305)
	Net Assets—100.0%	$52,758,802

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares NASDAQ-100 BuyWrite Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Computers	21.1
Software	14.9
Internet	13.4
Telecommunications	9.4
Biotechnology	9.1
Semiconductors	7.7
Retail	5.3
Pharmaceuticals	4.4
Media	4.2
Commercial Services	2.4
Healthcare - Products	1.7
Transportation	1.3
Electronics	1.1
Auto Manufacturers	1.0
Energy - Alternate Sources	0.6
Lodging	0.5
Chemicals	0.4
Textiles	0.3
Machinery - Construction & Mining	0.3
Distribution/Wholesale	0.3
Environmental Control	0.3
Engineering & Construction	0.3
Beverages	0.2
Airlines	0.2
Iron/Steel	0.2
Money Market Fund	0.0
Other	(0.6)

Schedule of Investments

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—100.6%
	Airlines—0.2%
662	Ryanair Holdings PLC ADR (Ireland)*	$18,053
	Auto Manufacturers—1.0%
2,319	PACCAR, Inc.	86,754
	Beverages—0.2%
511	Hansen Natural Corp.*	18,473
	Biotechnology—9.1%
2,695	Amgen, Inc.*	144,802
1,788	Biogen Idec, Inc.*	75,328
2,589	Celgene Corp.*	132,169
1,930	Genzyme Corp.*	97,658
5,076	Gilead Sciences, Inc.*	215,984

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
694	Illumina, Inc.*	$22,277
1,016	Life Technologies Corp.*	47,925
1,076	Vertex Pharmaceuticals, Inc.*	36,111
		772,254
	Chemicals—0.4%
666	Sigma-Aldrich Corp.	34,585
	Commercial Services—2.4%
885	Apollo Group, Inc., Class A*	50,533
2,021	Automatic Data Processing, Inc.	80,436
1,951	Paychex, Inc.	55,428
654	Pharmaceutical Product Development, Inc.	14,094
		200,491

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Computers—21.1%
7,117	Apple, Inc.*	$1,341,554
1,627	Cognizant Technology Solutions Corp., Class A*	62,884
4,093	Dell, Inc.*	59,308
613	Infosys Technologies Ltd. ADR (India)	28,198
1,002	Logitech International SA (Switzerland)*	17,034
2,002	NetApp, Inc.*	54,154
3,233	Research In Motion Ltd. (Canada)*	189,874
2,813	Seagate Technology (Cayman Islands)	39,241
		1,792,247
	Distribution/Wholesale—0.3%
808	Fastenal Co.	27,876
	Electronics—1.1%
5,010	Flextronics International Ltd. (Singapore)*(>)	32,465
903	FLIR Systems, Inc.*	25,113
1,059	Garmin Ltd.	32,045
		89,623
	Energy - Alternate Sources—0.6%
422	First Solar, Inc.*	51,454
	Engineering & Construction—0.3%
752	Foster Wheeler AG (Switzerland)*	21,048
	Environmental Control—0.3%
509	Stericycle, Inc.*	26,656
	Healthcare - Products—1.7%
812	DENTSPLY International, Inc.	26,763
512	Henry Schein, Inc.*	27,049
1,536	Hologic, Inc.*	22,702
216	Intuitive Surgical, Inc.*	53,212
668	Patterson Cos., Inc.*	17,054
		146,780
	Internet—13.4%
941	Akamai Technologies, Inc.*	20,702
1,632	Amazon.com, Inc.*	193,898
151	Baidu, Inc. ADR (China)*	57,066
5,482	eBay, Inc.*	122,084
1,616	Expedia, Inc.*	36,635
839	Google, Inc., Class A*	449,805
777	IAC/InterActiveCorp.*	14,716
3,111	Liberty Media Corp.-Interactive, Class A*	35,279
255	Priceline.com, Inc.*(>)	40,237
4,849	Symantec Corp.*	85,245
1,035	VeriSign, Inc.*	23,608
3,841	Yahoo!, Inc.*	61,072
		1,140,347

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Iron/Steel—0.2%
1,263	Steel Dynamics, Inc.	$16,912
	Lodging—0.5%
764	Wynn Resorts Ltd.*	41,424
	Machinery - Construction & Mining—0.3%
572	Joy Global, Inc.	28,834
	Media—4.2%
8,218	Comcast Corp., Class A	119,161
4,052	DIRECTV Group, Inc. (The)*	106,568
1,225	DISH Network Corp., Class A*	21,315
787	Liberty Global, Inc., Class A*	16,157
8,100	News Corp., Class A	93,312
		356,513
	Pharmaceuticals—4.4%
414	Cephalon, Inc.*	22,596
1,394	Express Scripts, Inc.*	111,408
4,200	Teva Pharmaceutical Industries Ltd. ADR (Israel)	212,016
1,426	Warner Chilcott PLC, Class A (Ireland)*	31,586
		377,606
	Retail—5.3%
2,005	Bed Bath & Beyond, Inc.*	70,596
1,304	Costco Wholesale Corp.	74,133
776	O'Reilly Automotive, Inc.*	28,929
729	Ross Stores, Inc.	32,083
707	Sears Holdings Corp.*	47,977
2,763	Staples, Inc.	59,957
5,835	Starbucks Corp.*	110,749
948	Urban Outfitters, Inc.*	29,748
		454,172
	Semiconductors—7.7%
2,356	Altera Corp.	46,625
3,925	Applied Materials, Inc.	47,885
2,264	Broadcom Corp., Class A*	60,245
11,161	Intel Corp.	213,287
1,178	KLA-Tencor Corp.	38,297
745	Lam Research Corp.*	25,121
1,692	Linear Technology Corp.	43,789
3,364	Marvell Technology Group Ltd. (Bermuda)*	46,154
1,715	Maxim Integrated Products, Inc.	28,589
866	Microchip Technology, Inc.	20,749
3,063	NVIDIA Corp.*	36,634
2,085	Xilinx, Inc.	45,349
		652,724

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Software—14.9%
6,465	Activision Blizzard, Inc.*	$70,016
2,930	Adobe Systems, Inc.*	96,514
1,363	Autodesk, Inc.*	33,979
2,865	CA, Inc.	59,936
460	Cerner Corp.*	34,978
1,174	Check Point Software Technologies Ltd. (Israel)*	36,476
1,238	Citrix Systems, Inc.*	45,509
1,857	Electronic Arts, Inc.*	33,872
1,100	Fiserv, Inc.*	50,457
2,317	Intuit, Inc.*	67,355
17,479	Microsoft Corp.	484,693
11,919	Oracle Corp.	251,491
		1,265,276
	Telecommunications—9.4%
11,745	Cisco Systems, Inc.*	268,373
598	Millicom International Cellular SA (Luxembourg)*	37,471
919	NII Holdings, Inc.*	24,749
11,427	QUALCOMM, Inc.	473,192
		803,785
	Textiles—0.3%
1,044	Cintas Corp.	28,908
	Transportation—1.3%
947	C.H. Robinson Worldwide, Inc.	52,189
1,186	Expeditors International of Washington, Inc.	38,213
722	J.B. Hunt Transport Services, Inc.	21,703
		112,105
	Total Common Stocks and Other Equity Interests (Cost $7,095,481)	8,564,900
	Money Market Fund—0.0%
1,915	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,915)	1,915
	Total Investments (Cost $7,097,396)—100.6%	8,566,815
	Liabilities in excess of other assets—(0.6%)	(49,136)
	Net Assets—100.0%	$8,517,679

ADR American Depositary Receipt

*  Non-income producing security.

(<)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options written. See Note 2H.

(>)  Security not subject to call options written.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares S&P 500 BuyWrite Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Information Technology	19.2
Financials	14.7
Health Care	12.7
Energy	12.4
Consumer Staples	12.0
Industrials	10.2
Consumer Discretionary	9.2
Utilities	3.7
Materials	3.4
Telecommunication Services	3.1
Other	(0.6)

Schedule of Investments

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<)—100.6%
	Consumer Discretionary—9.2%
1,206	Abercrombie & Fitch Co., Class A	$39,581
4,551	Amazon.com, Inc.*	540,704
1,747	Apollo Group, Inc., Class A*	99,754
1,296	AutoNation, Inc.*	22,343
416	AutoZone, Inc.*	56,289
3,587	Bed Bath & Beyond, Inc.*	126,298
4,673	Best Buy Co., Inc.	178,415
1,131	Big Lots, Inc.*	28,332
825	Black & Decker Corp. (The)	38,957
5,999	Carnival Corp.	174,691
9,279	CBS Corp., Class B	109,214
4,356	Coach, Inc.	143,617
39,292	Comcast Corp., Class A	569,734
3,776	D.R. Horton, Inc.	41,385
1,908	Darden Restaurants, Inc.	57,832
849	DeVry, Inc.	46,941
6,154	DIRECTV Group, Inc. (The)*	161,850
3,671	Eastman Kodak Co.*	13,766
2,884	Expedia, Inc.*	65,380
1,912	Family Dollar Stores, Inc.	54,110
44,103	Ford Motor Co.*	308,721
2,055	Fortune Brands, Inc.	80,042
2,255	GameStop Corp., Class A*	54,774
3,215	Gannett Co., Inc.	31,571
6,594	Gap, Inc. (The)	140,716
2,182	Genuine Parts Co.	76,348
3,310	Goodyear Tire & Rubber Co. (The)*	42,633
4,592	H&R Block, Inc.	84,217
3,213	Harley-Davidson, Inc.	80,068
951	Harman International Industries, Inc.	35,767

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,725	Hasbro, Inc.	$47,041
23,340	Home Depot, Inc. (The)	585,601
4,055	International Game Technology	72,341
6,655	Interpublic Group of Cos., Inc.*	40,063
3,230	J.C. Penney Co., Inc.	107,010
9,173	Johnson Controls, Inc.	219,418
1,013	KB Home	14,364
4,182	Kohl's Corp.*	239,294
2,137	Leggett & Platt, Inc.	41,308
2,112	Lennar Corp., Class A	26,611
3,655	Limited Brands, Inc.	64,328
20,232	Lowe's Cos., Inc.	395,940
5,758	Macy's, Inc.	101,168
3,444	Marriott International, Inc., Class A	86,307
4,927	Mattel, Inc.	93,268
14,941	McDonald's Corp.	875,692
4,308	McGraw-Hill Cos., Inc. (The)	123,984
501	Meredith Corp.	13,557
1,625	New York Times Co. (The), Class A	12,951
3,801	Newell Rubbermaid, Inc.	55,153
30,783	News Corp., Class A	354,620
5,324	NIKE, Inc., Class B	331,046
2,255	Nordstrom, Inc.	71,664
3,761	Office Depot, Inc.*	22,754
4,255	Omnicom Group, Inc.	145,861
1,872	O'Reilly Automotive, Inc.*	69,788
790	Polo Ralph Lauren Corp.	58,792
4,329	Pulte Homes, Inc.	39,004
1,715	RadioShack Corp.	28,966
1,223	Scripps Networks Interactive, Inc., Class A	46,181
681	Sears Holdings Corp.*	46,213

See Notes to Financial Statements.

22

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,339	Sherwin-Williams Co. (The)	$76,377
9,890	Staples, Inc.	214,613
10,094	Starbucks Corp.*	191,584
2,556	Starwood Hotels & Resorts Worldwide, Inc.	74,277
10,293	Target Corp.	498,490
1,701	Tiffany & Co.	66,832
4,826	Time Warner Cable, Inc.*	190,338
16,234	Time Warner, Inc.	488,968
5,802	TJX Cos., Inc. (The)	216,705
1,222	VF Corp.	86,811
8,307	Viacom, Inc., Class B*	229,190
25,445	Walt Disney Co. (The)	696,430
86	Washington Post Co. (The), Class B	37,152
1,013	Whirlpool Corp.	72,521
2,447	Wyndham Worldwide Corp.	41,721
946	Wynn Resorts Ltd.*	51,292
6,388	Yum! Brands, Inc.	210,485
		11,378,124
	Consumer Staples—12.0%
28,362	Altria Group, Inc.	513,636
8,790	Archer-Daniels-Midland Co.	264,755
5,847	Avon Products, Inc.	187,396
1,504	Brown-Forman Corp., Class B	73,410
2,638	Campbell Soup Co.	83,757
1,907	Clorox Co. (The)	112,952
31,710	Coca-Cola Co. (The)	1,690,460
4,344	Coca-Cola Enterprises, Inc.	82,840
6,826	Colgate-Palmolive Co.	536,728
6,051	ConAgra Foods, Inc.	127,071
2,722	Constellation Brands, Inc., Class A*	43,062
5,956	Costco Wholesale Corp.	338,599
19,761	CVS Caremark Corp.	697,563
2,469	Dean Foods Co.*	45,010
3,479	Dr Pepper Snapple Group, Inc.*	94,838
1,616	Estee Lauder Cos., Inc. (The), Class A	68,680
4,457	General Mills, Inc.	293,806
4,313	H.J. Heinz Co.	173,555
2,270	Hershey Co. (The)	85,783
957	Hormel Foods Corp.	34,892
1,629	J.M. Smucker Co. (The)	85,897
3,512	Kellogg Co.	181,009
5,674	Kimberly-Clark Corp.	347,022
20,193	Kraft Foods, Inc., Class A	555,711
8,918	Kroger Co. (The)	206,273
2,261	Lorillard, Inc.	175,725
1,788	McCormick & Co., Inc.	62,598
2,146	Molson Coors Brewing Co., Class B	105,090
1,973	Pepsi Bottling Group, Inc. (The)	73,869
21,328	PepsiCo, Inc.	1,291,410
26,487	Philip Morris International, Inc.	1,254,424

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
39,936	Procter & Gamble Co. (The)	$2,316,288
2,312	Reynolds American, Inc.	112,086
5,704	Safeway, Inc.	127,370
9,524	Sara Lee Corp.	107,526
2,902	SUPERVALU, Inc.	46,055
8,093	Sysco Corp.	214,060
4,179	Tyson Foods, Inc., Class A	52,321
13,589	Walgreen Co.	514,072
29,550	Wal-Mart Stores, Inc.	1,468,044
1,922	Whole Foods Market, Inc.*	61,619
		14,907,262
	Energy—12.4%
6,717	Anadarko Petroleum Corp.	409,267
4,598	Apache Corp.	432,764
4,243	Baker Hughes, Inc.	178,503
4,000	BJ Services Co.	76,800
1,418	Cabot Oil & Gas Corp.	54,550
3,010	Cameron International Corp.*	111,280
8,784	Chesapeake Energy Corp.	215,208
27,438	Chevron Corp.	2,100,104
20,302	ConocoPhillips	1,018,754
2,475	CONSOL Energy, Inc.	105,955
3,414	Denbury Resources, Inc.*	49,844
6,078	Devon Energy Corp.	393,307
953	Diamond Offshore Drilling, Inc.	90,773
9,602	El Paso Corp.	94,196
1,952	ENSCO International, Inc.	89,382
3,451	EOG Resources, Inc.	281,809
65,755	Exxon Mobil Corp.	4,712,661
1,675	FMC Technologies, Inc.*	88,105
12,347	Halliburton Co.	360,656
3,986	Hess Corp.	218,194
9,688	Marathon Oil Corp.	309,725
1,169	Massey Energy Co.	34,006
2,613	Murphy Oil Corp.	159,759
3,889	Nabors Industries Ltd. (Bermuda)*	81,008
5,727	National Oilwell Varco, Inc.*	234,750
2,374	Noble Energy, Inc.	155,806
11,102	Occidental Petroleum Corp.	842,420
3,663	Peabody Energy Corp.	145,018
1,577	Pioneer Natural Resources Co.	64,830
2,152	Range Resources Corp.	107,708
1,556	Rowan Cos., Inc.	36,177
16,400	Schlumberger Ltd.	1,020,080
3,019	Smith International, Inc.	83,717
4,718	Southwestern Energy Co.*	205,610
8,845	Spectra Energy Corp.	169,116
1,601	Sunoco, Inc.	49,311
1,910	Tesoro Corp.	27,007
7,707	Valero Energy Corp.	139,497

See Notes to Financial Statements.

23

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
7,983	Williams Cos., Inc. (The)	$150,480
7,942	XTO Energy, Inc.	330,069
		15,428,206
	Financials—14.7%
6,401	Aflac, Inc.	265,578
7,345	Allstate Corp. (The)	217,192
16,282	American Express Co.	567,265
1,844	American International Group, Inc.*	61,995
3,492	Ameriprise Financial, Inc.	121,068
3,758	Aon Corp.	144,721
1,603	Apartment Investment & Management Co., Class A REIT	19,797
1,615	Assurant, Inc.	48,337
1,095	AvalonBay Communities, Inc. REIT	75,314
118,376	Bank of America Corp.	1,725,922
16,470	Bank of New York Mellon Corp. (The)	439,090
9,334	BB&T Corp.	223,176
1,897	Boston Properties, Inc. REIT	115,281
6,226	Capital One Financial Corp.	227,872
3,287	CB Richard Ellis Group, Inc., Class A*	34,020
13,032	Charles Schwab Corp. (The)	225,975
4,790	Chubb Corp. (The)	232,411
2,228	Cincinnati Financial Corp.	56,502
178,563	Citigroup, Inc.	730,323
908	CME Group, Inc.	274,770
2,071	Comerica, Inc.	57,470
7,331	Discover Financial Services	103,660
19,716	E*TRADE Financial Corp.*	28,785
3,751	Equity Residential REIT	108,329
1,213	Federated Investors, Inc., Class B	31,841
10,889	Fifth Third Bancorp	97,348
2,994	First Horizon National Corp.*	35,419
2,048	Franklin Resources, Inc.	214,282
6,586	Genworth Financial, Inc., Class A*	69,943
7,000	Goldman Sachs Group, Inc. (The)	1,191,190
5,261	Hartford Financial Services Group, Inc. (The)	129,000
4,013	HCP, Inc. REIT	118,745
1,641	Health Care, Inc. REIT	72,811
8,268	Host Hotels & Resorts, Inc. REIT	83,589
6,460	Hudson City Bancorp, Inc.	84,884
9,780	Huntington Bancshares, Inc.	37,262
1,002	IntercontinentalExchange, Inc.*	100,390
5,698	Invesco Ltd.(~)	120,513
2,494	Janus Capital Group, Inc.	32,721
53,806	JPMorgan Chase & Co.	2,247,477
12,028	KeyCorp	64,831
5,152	Kimco Realty Corp. REIT	65,121
2,224	Legg Mason, Inc.	64,741
2,603	Leucadia National Corp.*	58,489

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
4,136	Lincoln National Corp.	$98,561
4,981	Loews Corp.	164,871
1,130	M&T Bank Corp.	71,021
7,171	Marsh & McLennan Cos., Inc.	168,232
6,900	Marshall & Ilsley Corp.	36,708
2,240	MBIA, Inc.*	9,094
11,210	MetLife, Inc.	381,476
2,683	Moody's Corp.	63,533
18,610	Morgan Stanley	597,753
1,945	NASDAQ OMX Group, Inc. (The)*	35,127
3,304	Northern Trust Corp.	166,026
3,558	NYSE Euronext	91,974
4,769	People's United Financial, Inc.	76,447
2,230	Plum Creek Timber Co., Inc. REIT	69,777
6,315	PNC Financial Services Group, Inc.	309,056
4,367	Principal Financial Group, Inc.	109,350
9,290	Progressive Corp. (The)*	148,640
6,061	ProLogis REIT	68,671
6,341	Prudential Financial, Inc.	286,803
1,857	Public Storage REIT	136,675
16,268	Regions Financial Corp.	78,737
3,876	Simon Property Group, Inc. REIT	263,142
6,433	SLM Corp.*	62,400
6,770	State Street Corp.	284,205
6,831	SunTrust Banks, Inc.	130,540
3,507	T. Rowe Price Group, Inc.	170,896
1,133	Torchmark Corp.	46,000
7,770	Travelers Cos., Inc. (The)	386,868
26,177	U.S. Bancorp	607,830
4,537	Unum Group	90,513
2,143	Ventas, Inc. REIT	85,999
2,137	Vornado Realty Trust REIT	127,280
63,918	Wells Fargo & Co.	1,759,023
4,683	XL Capital Ltd., Class A	76,848
1,736	Zions Bancorp	24,582
		18,310,108
	Health Care—12.7%
21,165	Abbott Laboratories	1,070,314
5,977	Aetna, Inc.	155,581
4,212	Allergan, Inc.	236,925
4,072	AmerisourceBergen Corp.	90,195
13,903	Amgen, Inc.*	747,008
8,252	Baxter International, Inc.	446,103
3,277	Becton, Dickinson and Co.	224,016
3,956	Biogen Idec, Inc.*	166,666
20,640	Boston Scientific Corp.*	167,597
27,123	Bristol-Myers Squibb Co.	591,281
1,338	C.R. Bard, Inc.	100,444
4,923	Cardinal Health, Inc.	139,518
2,466	CareFusion Corp.*	55,164

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
6,279	Celgene Corp.*	$320,543
1,021	Cephalon, Inc.*	55,726
3,734	CIGNA Corp.	103,955
2,046	Coventry Health Care, Inc.*	40,572
1,422	DaVita, Inc.*	75,409
2,033	DENTSPLY International, Inc.	67,008
13,846	Eli Lilly & Co.	470,902
3,757	Express Scripts, Inc.*	300,259
4,130	Forest Laboratories, Inc.*	114,277
3,703	Genzyme Corp.*	187,372
12,381	Gilead Sciences, Inc.*	526,812
2,207	Hospira, Inc.*	98,521
2,325	Humana, Inc.*	87,374
2,497	IMS Health, Inc.	40,926
519	Intuitive Surgical, Inc.*	127,856
37,708	Johnson & Johnson	2,226,657
3,397	King Pharmaceuticals, Inc.*	34,412
1,483	Laboratory Corp. of America Holdings*	102,164
2,413	Life Technologies Corp.*	113,821
3,643	McKesson Corp.	213,953
6,487	Medco Health Solutions, Inc.*	364,050
15,154	Medtronic, Inc.	540,998
28,875	Merck & Co., Inc.	893,104
760	Millipore Corp.*	50,928
4,179	Mylan, Inc.*	67,867
1,272	Patterson Cos., Inc.*	32,474
1,599	PerkinElmer, Inc.	29,757
110,336	Pfizer, Inc.	1,879,022
2,136	Quest Diagnostics, Inc.	119,466
22,372	Schering-Plough Corp.	630,890
4,764	St. Jude Medical, Inc.*	162,357
3,865	Stryker Corp.	177,790
5,927	Tenet Healthcare Corp.*	30,346
5,590	Thermo Fisher Scientific, Inc.*	251,550
15,915	UnitedHealth Group, Inc.	412,994
1,720	Varian Medical Systems, Inc.*	70,486
1,306	Waters Corp.*	75,004
1,449	Watson Pharmaceuticals, Inc.*	49,875
6,504	WellPoint, Inc.*	304,127
2,932	Zimmer Holdings, Inc.*	154,135
		15,796,551
	Industrials—10.2%
9,560	3M Co.	703,329
1,542	Avery Dennison Corp.	54,972
9,944	Boeing Co. (The)	475,323
3,586	Burlington Northern Santa Fe Corp.	270,098
2,304	C.H. Robinson Worldwide, Inc.	126,973
8,507	Caterpillar, Inc.	468,395
1,798	Cintas Corp.	49,787
5,368	CSX Corp.	226,422
2,763	Cummins, Inc.	118,975

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
3,545	Danaher Corp.	$241,875
5,790	Deere & Co.	263,734
2,547	Dover Corp.	95,971
723	Dun & Bradstreet Corp. (The)	55,353
2,267	Eaton Corp.	137,040
10,290	Emerson Electric Co.	388,448
1,731	Equifax, Inc.	47,395
2,904	Expeditors International of Washington, Inc.	93,567
1,808	Fastenal Co.	62,376
4,276	FedEx Corp.	310,822
659	First Solar, Inc.*	80,352
765	Flowserve Corp.	75,131
2,464	Fluor Corp.	109,451
5,272	General Dynamics Corp.	330,554
145,402	General Electric Co.	2,073,433
1,699	Goodrich Corp.	92,341
10,296	Honeywell International, Inc.	369,523
5,272	Illinois Tool Works, Inc.	242,090
2,469	Iron Mountain, Inc.*	60,318
2,498	ITT Corp.	126,649
1,698	Jacobs Engineering Group, Inc.*	71,808
1,597	L-3 Communications Holdings, Inc.	115,447
4,419	Lockheed Martin Corp.	303,983
4,917	Masco Corp.	57,775
1,725	Monster Worldwide, Inc.*	25,047
5,033	Norfolk Southern Corp.	234,638
4,356	Northrop Grumman Corp.	218,366
4,975	PACCAR, Inc.	186,115
1,615	Pall Corp.	51,260
2,200	Parker Hannifin Corp.	116,512
2,836	Pitney Bowes, Inc.	69,482
1,918	Precision Castparts Corp.	183,227
2,865	Quanta Services, Inc.*	60,738
2,809	R.R. Donnelley & Sons Co.	56,405
5,333	Raytheon Co.	241,478
4,412	Republic Services, Inc.	114,315
2,081	Robert Half International, Inc.	48,279
1,945	Rockwell Automation, Inc.	79,648
2,157	Rockwell Collins, Inc.	108,670
766	Ryder System, Inc.	31,061
789	Snap-On, Inc.	28,822
10,151	Southwest Airlines Co.	85,268
1,088	Stanley Works (The)	49,210
1,163	Stericycle, Inc.*	60,906
3,702	Textron, Inc.	65,822
6,904	Union Pacific Corp.	380,687
13,617	United Parcel Service, Inc., Class B	730,961
12,888	United Technologies Corp.	791,968
857	W.W. Grainger, Inc.	80,327
6,746	Waste Management, Inc.	201,570
		12,600,492

See Notes to Financial Statements.

25

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
	Information Technology—19.2%
7,186	Adobe Systems, Inc.*	$236,707
7,672	Advanced Micro Devices, Inc.*	35,291
1,338	Affiliated Computer Services, Inc., Class A*	69,696
4,726	Agilent Technologies, Inc.*	116,921
2,361	Akamai Technologies, Inc.*	51,942
4,027	Altera Corp.	79,694
2,348	Amphenol Corp., Class A	94,202
3,992	Analog Devices, Inc.	102,315
12,257	Apple, Inc.*	2,310,444
18,261	Applied Materials, Inc.	222,784
3,145	Autodesk, Inc.*	78,405
6,876	Automatic Data Processing, Inc.	273,665
2,519	BMC Software, Inc.*	93,606
5,906	Broadcom Corp., Class A*	157,159
5,452	CA, Inc.	114,056
1,268	Ciena Corp.*	14,874
78,918	Cisco Systems, Inc.*	1,803,276
2,506	Citrix Systems, Inc.*	92,121
4,014	Cognizant Technology Solutions Corp., Class A*	155,141
2,079	Computer Sciences Corp.*	105,426
3,267	Compuware Corp.*	23,065
1,704	Convergys Corp.*	18,488
21,284	Corning, Inc.	310,959
23,561	Dell, Inc.*	341,399
15,372	eBay, Inc.*	342,334
4,428	Electronic Arts, Inc.*	80,767
27,684	EMC Corp.*	455,955
4,264	Fidelity National Information Services, Inc.	92,785
2,114	Fiserv, Inc.*	96,969
2,076	FLIR Systems, Inc.*	57,734
3,291	Google, Inc., Class A*	1,764,371
1,793	Harris Corp.	74,804
32,440	Hewlett-Packard Co.	1,539,602
76,594	Intel Corp.	1,463,711
17,934	International Business Machines Corp.	2,163,020
4,422	Intuit, Inc.*	128,548
2,539	Jabil Circuit, Inc.	33,972
2,984	JDS Uniphase Corp.*	16,681
7,176	Juniper Networks, Inc.*	183,060
2,338	KLA-Tencor Corp.	76,008
1,071	Lexmark International, Inc., Class A*	27,310
3,042	Linear Technology Corp.	78,727
8,924	LSI Corp.*	45,691
1,312	MasterCard, Inc., Class A	287,354
2,152	McAfee, Inc.*	90,126
3,059	MEMC Electronic Materials, Inc.*	37,993
2,505	Microchip Technology, Inc.	60,020
11,588	Micron Technology, Inc.*	78,683
106,069	Microsoft Corp.	2,941,293

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,861	Molex, Inc.	$34,745
31,427	Motorola, Inc.	269,329
3,206	National Semiconductor Corp.	41,486
4,606	NetApp, Inc.*	124,592
4,748	Novell, Inc.*	19,419
1,337	Novellus Systems, Inc.*	27,515
7,501	NVIDIA Corp.*	89,712
53,473	Oracle Corp.	1,128,280
4,398	Paychex, Inc.	124,947
1,617	QLogic Corp.*	28,362
22,760	QUALCOMM, Inc.	942,492
2,576	Red Hat, Inc.*	66,487
1,494	Salesforce.com, Inc.*	84,785
3,111	SanDisk Corp.*	63,713
10,313	Sun Microsystems, Inc.*	84,360
11,151	Symantec Corp.*	196,035
5,423	Tellabs, Inc.*	32,646
2,353	Teradata Corp.*	65,602
2,410	Teradyne, Inc.*	20,172
17,271	Texas Instruments, Inc.	405,005
2,701	Total System Services, Inc.	43,135
2,640	VeriSign, Inc.*	60,218
3,078	Western Digital Corp.*	103,667
9,606	Western Union Co. (The)	174,541
11,899	Xerox Corp.	89,480
3,778	Xilinx, Inc.	82,172
16,334	Yahoo!, Inc.*	259,711
		23,781,762
	Materials—3.4%
2,876	Air Products & Chemicals, Inc.	221,826
1,118	Airgas, Inc.	49,594
1,498	AK Steel Holding Corp.	23,773
13,342	Alcoa, Inc.	165,708
1,365	Allegheny Technologies, Inc.	42,124
1,287	Ball Corp.	63,488
1,479	Bemis Co., Inc.	38,203
662	CF Industries Holdings, Inc.	55,111
15,658	Dow Chemical Co. (The)	367,650
12,372	E.I. du Pont de Nemours & Co.	393,677
995	Eastman Chemical Co.	52,247
3,243	Ecolab, Inc.	142,562
993	FMC Corp.	50,742
5,638	Freeport-McMoRan Copper & Gold, Inc.*	413,604
1,083	International Flavors & Fragrances, Inc.	41,251
5,928	International Paper Co.	132,254
2,344	MeadWestvaco Corp.	53,514
7,476	Monsanto Co.	502,238
6,710	Newmont Mining Corp.	291,617
4,307	Nucor Corp.	171,634
2,304	Owens-Illinois, Inc.*	73,452

See Notes to Financial Statements.

26

Schedule of Investments (Continued)

PowerShares S&P 500 BuyWrite Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
1,805	Pactiv Corp.*	$41,677
2,258	PPG Industries, Inc.	127,419
4,202	Praxair, Inc.	333,807
2,172	Sealed Air Corp.	41,768
1,667	Sigma-Aldrich Corp.	86,567
1,182	Titanium Metals Corp.	10,165
1,964	United States Steel Corp.	67,738
1,713	Vulcan Materials Co.	78,849
2,893	Weyerhaeuser Co.	105,132
		4,239,391
	Telecommunication Services—3.1%
5,402	American Tower Corp., Class A*	198,902
80,728	AT&T, Inc.	2,072,288
4,072	CenturyTel, Inc.	132,177
4,276	Frontier Communications Corp.	30,659
3,570	MetroPCS Communications, Inc.*	22,241
20,297	Qwest Communications International, Inc.	72,866
39,376	Sprint Nextel Corp.*	116,553
38,893	Verizon Communications, Inc.	1,150,844
5,980	Windstream Corp.	57,647
		3,854,177
	Utilities—3.7%
9,132	AES Corp. (The)*	119,355
2,322	Allegheny Energy, Inc.	52,988
3,197	Ameren Corp.	77,815
6,527	American Electric Power Co., Inc.	197,246
5,289	CenterPoint Energy, Inc.	66,641
3,134	CMS Energy Corp.	41,682
3,765	Consolidated Edison, Inc.	153,160
2,747	Constellation Energy Group, Inc.	84,937
8,149	Dominion Resources, Inc.	277,800
2,252	DTE Energy Co.	83,279
17,755	Duke Energy Corp.	280,884
7,141	Dynegy, Inc., Class A*	14,282
4,462	Edison International	141,981
2,679	Entergy Corp.	205,533
1,791	EQT Corp.	74,971
9,023	Exelon Corp.	423,720
4,172	FirstEnergy Corp.	180,564
5,633	FPL Group, Inc.	276,580
1,045	Integrys Energy Group, Inc.	36,157
619	Nicor, Inc.	22,953
3,769	NiSource, Inc.	48,696
2,399	Northeast Utilities	55,297
3,023	Pepco Holdings, Inc.	45,133
5,077	PG&E Corp.	207,599
1,385	Pinnacle West Capital Corp.	43,378
5,155	PPL Corp.	151,763
3,826	Progress Energy, Inc.	143,590
6,926	Public Service Enterprise Group, Inc.	206,395

Number of Shares		Value
	Common Stocks and Other Equity Interests(<) (Continued)
2,385	Questar Corp.	$95,018
1,509	SCANA Corp.	51,065
3,360	Sempra Energy	172,872
10,899	Southern Co.	339,940
2,925	TECO Energy, Inc.	41,945
1,602	Wisconsin Energy Corp.	69,959
6,240	Xcel Energy, Inc.	117,686
		4,602,864
	Total Investments (Cost $112,725,678)—100.6%	124,898,937
	Liabilities in excess of other assets—(0.6%)	(722,293)
	Net Assets—100.0%	$124,176,644

REIT Real Estate Investment Trust

*  Non-income producing security.

(<)  Except as otherwise noted, a portion of all securities in the portfolio are subject to call options when written. See Note 2H.

(~)  Affiliated company. The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 6.

See Notes to Financial Statements.

27

Portfolio Composition

PowerShares Value Line Industry Rotation Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Retail	11.6
Internet	9.0
Investment Companies	5.9
Household Products/Wares	5.6
Commercial Services	5.1
Software	4.5
Beverages	4.5
Pharmaceuticals	4.2
Computers	3.9
Healthcare - Products	3.9
Insurance	3.8
Agriculture	2.8
Telecommunications	2.8
Healthcare - Services	2.7
Distribution/Wholesale	2.7
Apparel	2.6
Food	2.5
Packaging & Containers	2.5
Media	2.4
Semiconductors	2.4
Engineering & Construction	2.3
Oil & Gas	1.5
Pipelines	1.5
Banks	1.4
Gas	1.4
Mining	1.3
Water	1.3
Diversified Financial Services	1.3
Biotechnology	1.3
Aerospace/Defense	1.2
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Aerospace/Defense—1.2%
5,063	Elbit Systems Ltd. (Israel)	$306,362
	Agriculture—2.8%
5,700	British American Tobacco PLC ADR (United Kingdom)	366,111
7,614	Reynolds American, Inc.	369,127
		735,238

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Apparel—2.6%
20,105	Iconix Brand Group, Inc.*	$234,424
10,680	Steven Madden Ltd.*	432,540
		666,964
	Banks—1.4%
2,110	Goldman Sachs Group, Inc. (The)	359,059

See Notes to Financial Statements.

28

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Beverages—4.5%
16,800	Coca-Cola Enterprises, Inc.	$320,376
56,249	Cott Corp. (Canada)*	444,367
5,868	Green Mountain Coffee Roasters, Inc.*	390,515
		1,155,258
	Biotechnology—1.3%
7,692	United Therapeutics Corp.*	327,218
	Commercial Services—5.1%
47,500	Service Corp. International	326,325
1,610	Strayer Education, Inc.	326,782
20,000	TeleTech Holdings, Inc.*	357,800
11,210	Wright Express Corp.*	312,871
		1,323,778
	Computers—3.9%
9,970	Cognizant Technology Solutions Corp., Class A*	385,341
6,992	Computer Sciences Corp.*	354,564
4,677	Research In Motion Ltd. (Canada)*	274,680
		1,014,585
	Distribution/Wholesale—2.7%
20,200	LKQ Corp.*	348,854
9,000	Tech Data Corp.*	345,870
		694,724
	Diversified Financial Services—1.3%
6,430	Stifel Financial Corp.*	334,103
	Engineering & Construction—2.3%
14,600	KBR, Inc.	298,862
7,763	URS Corp.*	301,670
		600,532
	Food—2.5%
7,900	J & J Snack Foods Corp.	309,443
9,300	TreeHouse Foods, Inc.*	347,820
		657,263
	Gas—1.4%
12,550	Atmos Energy Corp.	349,517
	Healthcare - Products—3.9%
12,570	Abaxis, Inc.*	286,847
27,600	ev3, Inc.*	325,128
8,676	Hospira, Inc.*	387,297
		999,272
	Healthcare - Services—2.7%
11,600	Community Health Systems, Inc.*	362,848
6,540	MEDNAX, Inc.*	339,557
		702,405

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Household Products/Wares—5.6%
23,869	American Greetings Corp., Class A	$485,496
26,583	Central Garden & Pet Co.*	263,703
15,600	Helen of Troy Ltd.*	356,304
8,600	Scotts Miracle-Gro Co. (The), Class A	349,332
		1,454,835
	Insurance—3.8%
17,500	Assured Guaranty Ltd. (Bermuda)	290,150
16,900	Protective Life Corp.	325,325
7,290	Transatlantic Holdings, Inc.	368,145
		983,620
	Internet—9.0%
4,138	Amazon.com, Inc.*	491,636
4,100	Equinix, Inc.*	349,812
10,216	F5 Networks, Inc.*	458,596
2,310	Priceline.com, Inc.*	364,495
38,900	TIBCO Software, Inc.*	340,375
32,500	ValueClick, Inc.*	319,800
		2,324,714
	Investment Companies—5.9%
59,109	Aberdeen Asia-Pacific Income Fund, Inc.	357,018
33,647	Aberdeen Australia Equity Fund, Inc.	383,576
5,400	ASA Ltd.	393,552
22,500	Templeton Emerging Markets Fund	382,500
		1,516,646
	Media—2.4%
6,200	FactSet Research Systems, Inc.	397,110
48,804	LodgeNet Interactive Corp.*	236,699
		633,809
	Mining—1.3%
9,200	AngloGold Ashanti Ltd. ADR (South Africa)	345,368
	Oil & Gas—1.5%
9,700	Noble Corp. (Switzerland)	395,178
	Packaging & Containers—2.5%
7,040	Ball Corp.	347,283
6,938	Rock-Tenn Co., Class A	303,885
		651,168
	Pharmaceuticals—4.2%
6,240	Allergan, Inc.	351,000
4,786	Express Scripts, Inc.*	382,497
6,241	Medco Health Solutions, Inc.*	350,245
		1,083,742
	Pipelines—1.5%
7,582	Buckeye Partners LP	376,977

See Notes to Financial Statements.

29

Schedule of Investments (Continued)

PowerShares Value Line Industry Rotation Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Retail—11.6%
25,012	99 Cents Only Stores*	$284,386
4,117	Chipotle Mexican Grill, Inc., Class A*	335,494
7,748	Gymboree Corp.*	329,832
19,800	Nu Skin Enterprises, Inc., Class A	450,648
9,077	O'Reilly Automotive, Inc.*	338,391
37,900	Pep Boys - Manny, Moe & Jack (The)	332,383
18,070	Starbucks Corp.*	342,969
28,306	Stein Mart, Inc.*	268,907
7,350	Tractor Supply Co.*	328,545
		3,011,555
	Semiconductors—2.4%
73,502	Photronics, Inc.*	307,238
13,700	Tessera Technologies, Inc.*	302,907
		610,145
	Software—4.5%
5,433	Cerner Corp.*	413,125
8,706	Computer Programs & Systems, Inc.	367,742
41,400	SkillSoft PLC ADR (Ireland)*	396,612
		1,177,479
	Telecommunications—2.8%
14,440	Applied Signal Technology, Inc.	295,876
43,700	Knology, Inc.*	439,185
		735,061
	Water—1.3%
10,300	American States Water Co.	341,445
	Total Common Stocks and Other Equity Interests (Cost $24,564,991)	25,868,020
	Money Market Fund—0.2%
59,079	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $59,079)	59,079
	Total Investments (Cost $24,624,070)—100.1%	25,927,099
	Liabilities in excess of other assets—(0.1%)	(34,572)
	Net Assets—100.0%	$25,892,527

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

30

Portfolio Composition

PowerShares Value Line TimelinessTM Select Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Consumer Discretionary	34.5
Information Technology	22.1
Health Care	18.6
Consumer Staples	9.3
Materials	8.1
Telecommunication Services	3.8
Energy	1.9
Industrials	1.7
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—34.5%
32,235	Advance Auto Parts, Inc.	$1,201,076
16,480	Amazon.com, Inc.*	1,957,989
80,463	BJ's Restaurants, Inc.*	1,284,189
35,611	Buffalo Wild Wings, Inc.*	1,460,407
16,112	Chipotle Mexican Grill, Inc., Class A*	1,312,967
86,006	Dress Barn, Inc.*	1,552,408
63,105	Helen of Troy Ltd.*	1,441,318
79,953	LKQ Corp.*	1,380,788
35,888	O'Reilly Automotive, Inc.*	1,337,905
43,975	P.F. Chang's China Bistro, Inc.*	1,283,630
151,852	Pep Boys - Manny, Moe & Jack (The)	1,331,742
9,104	Priceline.com, Inc.*	1,436,520
29,561	Ross Stores, Inc.	1,300,980
71,099	Starbucks Corp.*	1,349,459
113,639	Stein Mart, Inc.*	1,079,571
37,840	TJX Cos., Inc. (The)	1,413,324
32,210	WMS Industries, Inc.*	1,287,756
		23,412,029
	Consumer Staples—9.3%
105,270	Central Garden & Pet Co.*	1,044,279
67,562	Coca-Cola Enterprises, Inc.	1,288,407
22,921	Green Mountain Coffee Roasters, Inc.*	1,525,393
31,508	J & J Snack Foods Corp.	1,234,168
51,558	United Natural Foods, Inc.*	1,243,063
		6,335,310
	Energy—1.9%
44,738	Dresser-Rand Group, Inc.*	1,318,429

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Health Care—18.6%
49,696	Abaxis, Inc.*	$1,134,063
10,521	Alcon, Inc. (Switzerland)	1,502,293
24,840	Allergan, Inc.	1,397,250
21,572	Cerner Corp.*	1,640,335
109,078	ev3, Inc.*	1,284,939
34,452	Hospira, Inc.*	1,537,937
30,246	Life Technologies Corp.*	1,426,704
24,522	Medco Health Solutions, Inc.*	1,376,175
55,144	VCA Antech, Inc.*	1,313,530
		12,613,226
	Industrials—1.7%
30,220	URS Corp.*	1,174,349
	Information Technology—22.1%
8,191	Apple, Inc.*	1,544,004
101,791	Arris Group, Inc.*	1,044,376
27,760	Computer Sciences Corp.*	1,407,710
24,430	FactSet Research Systems, Inc.	1,564,741
28,005	Fiserv, Inc.*	1,284,589
11,666	International Business Machines Corp.	1,407,036
59,171	Jack Henry & Associates, Inc.	1,365,075
6,650	MasterCard, Inc., Class A	1,456,483
62,364	Oracle Corp.	1,315,880
36,086	Tech Data Corp.*	1,386,785
45,320	Wright Express Corp.*	1,264,881
		15,041,560
	Materials—8.1%
27,934	Ball Corp.	1,377,984
16,097	NewMarket Corp.	1,505,070

See Notes to Financial Statements.

31

Schedule of Investments (Continued)

PowerShares Value Line TimelinessTM Select Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
27,695	Rock-Tenn Co., Class A	$1,213,041
26,755	Sigma-Aldrich Corp.	1,389,387
		5,485,482
	Telecommunication Services—3.8%
29,088	America Movil SAB de CV, Series L ADR (Mexico)	1,283,654
410,500	Cincinnati Bell, Inc.*	1,264,340
		2,547,994
	Total Common Stocks and Other Equity Interests (Cost $65,275,368)	67,928,379
	Money Market Fund—0.1%
79,120	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $79,120)	79,120
	Total Investments (Cost $65,354,488)—100.1%	68,007,499
	Liabilities in excess of other assets—(0.1%)	(77,482)
	Net Assets—100.0%	$67,930,017

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

32

Portfolio Composition

PowerShares Water Resources Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Miscellaneous Manufacturing	18.0
Machinery - Diversified	17.8
Engineering & Construction	17.1
Environmental Control	12.2
Electronics	11.6
Water	10.7
Metal Fabricate/Hardware	9.4
Hand/Machine Tools	3.2
Money Market Fund	0.0
Other	(0.0)

Schedule of Investments

PowerShares Water Resources Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Electronics—11.6%
1,329,000	Badger Meter, Inc.(~)	$49,531,830
989,028	Itron, Inc.*	59,381,241
1,487,432	Watts Water Technologies, Inc., Class A(~)	42,019,954
		150,933,025
	Engineering & Construction—17.1%
2,625,604	Aecom Technology Corp.*	66,270,245
2,428,376	Insituform Technologies, Inc., Class A*(~)	51,481,571
1,655,000	Layne Christensen Co.*(~)	42,864,500
1,622,708	URS Corp.*	63,058,433
		223,674,749
	Environmental Control—12.2%
2,840,188	Calgon Carbon Corp.*(~)	44,988,578
2,155,832	Nalco Holding Co.	45,595,847
2,672,592	Tetra Tech, Inc.*	68,765,792
		159,350,217
	Hand/Machine Tools—3.2%
1,530,628	Franklin Electric Co., Inc.(~)	41,755,532
	Machinery - Diversified—17.8%
576,316	Flowserve Corp.	56,599,994
1,487,500	Gorman-Rupp Co. (The)(~)	36,726,375
1,630,492	IDEX Corp.	46,354,888
1,101,000	Lindsay Corp.(~)	36,145,830
1,123,904	Roper Industries, Inc.	56,813,347
		232,640,434
	Metal Fabricate/Hardware—9.4%
8,500,000	Mueller Water Products, Inc., Class A(~)	38,080,000
830,000	Northwest Pipe Co.*(~)	24,983,000
831,008	Valmont Industries, Inc.	60,056,948
		123,119,948

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Miscellaneous Manufacturing—18.0%
777,500	Ameron International Corp.(~)	$45,856,950
932,764	Danaher Corp.	63,642,488
829,908	ITT Corp.	42,076,336
1,308,860	Pall Corp.	41,543,216
1,460,496	Pentair, Inc.	42,500,433
		235,619,423
	Water—10.7%
486,832	American States Water Co.	16,138,481
869,912	American Water Works Co., Inc.	16,502,231
1,022,148	Aqua America, Inc.	15,792,187
452,912	Companhia de Saneamento Basico Do Estado de Sao Paulo ADR (Brazil)*	17,446,170
1,001,600	Consolidated Water Co., Inc. (Cayman Islands)(~)	14,783,616
1,812,652	Veolia Environnement ADR (France)	59,128,708
		139,791,393
	Total Common Stocks and Other Equity Interests (Cost $1,437,759,058)	1,306,884,721
	Money Market Fund—0.0%
153,557	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $153,557)	153,557
	Total Investments (Cost $1,437,912,615)—100.0%	1,307,038,278
	Liabilities in excess of other assets—(0.0%)	(586,312)
	Net Assets—100.0%	$1,306,451,966

ADR American Depositary Receipt

*  Non-income producing security.

(~)  Affiliated Investment. See Note 6.

See Notes to Financial Statements.

33

Portfolio Composition

PowerShares WilderHill Clean Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Electrical Components & Equipment	28.5
Semiconductors	16.5
Energy - Alternate Sources	16.0
Electric	11.0
Chemicals	9.2
Computers	5.5
Electronics	3.2
Commercial Services	2.8
Auto Parts & Equipment	2.3
Food	2.1
Building Materials	2.0
Miscellaneous Manufacturing	0.5
Machinery - Diversified	0.4
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares WilderHill Clean Energy Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Auto Parts & Equipment—2.3%
547,337	Amerigon, Inc.*	$3,519,377
378,495	Fuel Systems Solutions, Inc.*	12,391,926
		15,911,303
	Building Materials—2.0%
2,440,948	Broadwind Energy, Inc.*	14,255,136
	Chemicals—9.2%
227,815	Air Products & Chemicals, Inc.	17,571,371
530,899	OM Group, Inc.*	14,344,891
416,563	Sociedad Quimica y Minera de Chile SA ADR (Chile)	15,308,690
1,932,001	Zoltek Cos., Inc.*(~)	17,214,129
		64,439,081
	Commercial Services—2.8%
919,093	Quanta Services, Inc.*	19,484,772
	Computers—5.5%
1,639,607	Echelon Corp.*	22,380,635
921,092	Maxwell Technologies, Inc.*	16,515,180
		38,895,815
	Electric—11.0%
1,208,498	Calpine Corp.*	13,583,517
251,778	CPFL Energia SA ADR (Brazil)	13,162,954
476,013	IDACORP, Inc.	13,371,205
536,887	Ormat Technologies, Inc.	20,294,329

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
678,593	Portland General Electric Co.	$12,615,044
2,539,567	U.S. Geothermal, Inc.*	3,910,933
		76,937,982
	Electrical Components & Equipment—28.5%
3,786,164	Advanced Battery Technologies, Inc.*(~)	12,721,511
667,385	American Superconductor Corp.*	22,370,745
5,505,103	Beacon Power Corp.*	3,523,266
3,905,915	China BAK Battery, Inc.*(~)	12,850,460
2,273,296	Ener1, Inc.*	11,343,747
1,708,108	Energy Conversion Devices, Inc.*	18,396,323
11,005,212	Evergreen Solar, Inc.*(~)	15,957,558
5,067,509	JA Solar Holdings Co. Ltd. ADR (China)*	19,408,560
670,611	SunPower Corp., Class A*	16,637,859
1,300,309	Suntech Power Holdings Co. Ltd. ADR (China)*	16,474,915
1,723,430	Universal Display Corp.*	19,578,165
9,042,287	Valence Technology, Inc.*(~)	11,664,550
1,625,393	Yingli Green Energy Holding Co. Ltd. ADR (China)*	18,822,051
		199,749,710
	Electronics—3.2%
325,325	Itron, Inc.*	19,532,513
648,647	UQM Technologies, Inc.*	3,048,641
		22,581,154

See Notes to Financial Statements.

34

Schedule of Investments (Continued)

PowerShares WilderHill Clean Energy Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Energy - Alternate Sources—16.0%
475,584	Ascent Solar Technologies, Inc.*	$2,401,699
4,592,499	Ballard Power Systems, Inc. (Canada)*	10,011,648
1,675,532	Comverge, Inc.*(~)	19,117,820
133,824	First Solar, Inc.*	16,317,160
2,989,683	FuelCell Energy, Inc.*	9,955,644
3,569,111	GT Solar International, Inc.*	18,737,833
2,089,031	Gushan Environmental Energy Ltd. ADR (China)	2,861,973
792,941	Ocean Power Technologies, Inc.*(~)	4,805,223
4,794,383	Plug Power, Inc.*	4,123,169
2,474,877	Quantum Fuel Systems Technologies Worldwide, Inc.*	2,945,104
650,653	Trina Solar Ltd. ADR (Cayman Islands)*	21,133,209
		112,410,482
	Food—2.1%
2,243,356	Cosan Ltd., Class A (Brazil)*	14,940,751
	Machinery - Diversified—0.4%
2,312,831	Raser Technologies, Inc.*	2,729,141
	Miscellaneous Manufacturing—0.5%
812,883	Spire Corp.*(~)	3,812,421
	Semiconductors—16.5%
1,550,790	Applied Materials, Inc.	18,919,638
581,295	Cree, Inc.*	24,472,520
2,921,551	EMCORE Corp.*	2,979,982
1,072,780	International Rectifier Corp.*	19,610,418
1,174,567	MEMC Electronic Materials, Inc.*	14,588,122
3,776,185	Renesola Ltd. ADR (British Virgin Islands)*	13,896,361
1,405,090	Rubicon Technology, Inc.*(~)	21,244,961
		115,712,002
	Total Common Stocks and Other Equity Interests (Cost $988,992,957)	701,859,750
	Money Market Fund—0.1%
674,839	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $674,839)	674,839
	Total Investments (Cost $989,667,796)—100.1%	702,534,589
	Liabilities in excess of other assets—(0.1%)	(718,323)
	Net Assets—100.0%	$701,816,266

ADR American Depositary Receipt

*  Non-income producing security.

(~)  Affiliated Investment. See Note 6.

See Notes to Financial Statements.

35

Portfolio Composition

PowerShares WilderHill Progressive Energy Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Oil & Gas	15.3
Electrical Components & Equipment	12.9
Miscellaneous Manufacturing	11.3
Electric	10.5
Auto Parts & Equipment	8.4
Electronics	6.8
Chemicals	5.8
Mining	5.2
Energy - Alternate Sources	5.1
Engineering & Construction	4.8
Environmental Control	3.2
Telecommunications	3.2
Building Materials	2.7
Aerospace/Defense	2.7
Hand/Machine Tools	2.1
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Aerospace/Defense—2.7%
22,900	United Technologies Corp.	$1,407,205
	Auto Parts & Equipment—8.4%
171,915	Exide Technologies*	1,052,120
56,400	Johnson Controls, Inc.	1,349,088
135,440	Tenneco, Inc.*	1,844,693
23,672	Westport Innovations, Inc. (Canada)*	231,512
		4,477,413
	Building Materials—2.7%
65,600	Owens Corning*	1,450,416
	Chemicals—5.8%
88,700	Methanex Corp. (Canada)	1,521,205
19,920	Praxair, Inc.	1,582,445
		3,103,650
	Electric—10.5%
73,603	Companhia Energetica de Minas Gerais SA ADR (Brazil)	1,162,191
38,520	EnerNOC, Inc.*	1,106,680
60,829	Enersis SA ADR (Chile)	1,075,457
20,299	FPL Group, Inc.	996,681
24,773	National Grid PLC ADR (United Kingdom)	1,228,988
		5,569,997

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Electrical Components & Equipment—12.9%
26,616	A-Power Energy Generation Systems Ltd.*	$287,453
210,500	Capstone Turbine Corp.*	246,285
30,731	Emerson Electric Co.	1,160,095
20,960	Energizer Holdings, Inc.*	1,275,835
61,400	EnerSys*	1,356,940
30,970	General Cable Corp.*	964,406
100,700	GrafTech International Ltd.*	1,359,450
23,692	SmartHeat, Inc.*	211,807
		6,862,271
	Electronics—6.8%
30,826	Badger Meter, Inc.	1,148,885
49,608	Koninklijke (Royal) Philips Electronics NV (Netherlands)	1,244,665
51,157	Woodward Governor Co.	1,202,701
		3,596,251
	Energy - Alternate Sources—5.1%
92,515	Clean Energy Fuels Corp.*	1,073,174
77,500	Covanta Holding Corp.*	1,331,450
69,000	Headwaters, Inc.*	284,280
		2,688,904

See Notes to Financial Statements.

36

Schedule of Investments (Continued)

PowerShares WilderHill Progressive Energy Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Engineering & Construction—4.8%
45,290	Foster Wheeler AG (Switzerland)*	$1,267,667
56,700	McDermott International, Inc.*	1,260,441
		2,528,108
	Environmental Control—3.2%
147,085	EnergySolutions, Inc.	1,226,689
25,747	Fuel Tech, Inc.*	297,893
161,300	Rentech, Inc.*	201,625
		1,726,207
	Hand/Machine Tools—2.1%
43,811	Baldor Electric Co.	1,132,514
	Mining—5.2%
56,900	Cameco Corp. (Canada)	1,548,249
316,600	USEC, Inc.*	1,222,076
		2,770,325
	Miscellaneous Manufacturing—11.3%
25,000	Eaton Corp.	1,511,250
30,938	ESCO Technologies, Inc.*	1,215,244
123,800	Hexcel Corp.*	1,361,800
17,727	LSB Industries, Inc.*	219,815
22,661	PMFG, Inc.*	327,905
15,100	Siemens AG ADR (Germany)	1,359,302
		5,995,316
	Oil & Gas—15.3%
57,600	Chesapeake Energy Corp.	1,411,200
43,840	Questar Corp.	1,746,586
32,050	Range Resources Corp.	1,604,102
45,840	Sasol Ltd. ADR (South Africa)	1,713,958
38,680	Southwestern Energy Co.*	1,685,674
		8,161,520
	Telecommunications—3.2%
117,700	Corning, Inc.	1,719,597
	Total Common Stocks and Other Equity Interests (Cost $54,343,676)	53,189,694

Number of Shares		Value
	Money Market Fund—0.1%
47,302	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $47,302)	$47,302
	Total Investments (Cost $54,390,978)—100.1%	53,236,996
	Liabilities in excess of other assets—(0.1%)	(46,368)
	Net Assets—100.0%	$53,190,628

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

37

Statements of Assets and Liabilities

October 31, 2009 (Unaudited)

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares NASDAQ-100 BuyWrite Portfolio
ASSETS:
Unaffiliated investments at value	$121,941,539	$133,408,903	$122,147,347	$149,366,089	$410,658,957	$52,829,107	$8,566,815
Affiliated investments at value (Note 6)	—	—	—	4,451,140	—	—	—
Cash	—	—	—	—	—	—	—
Foreign currency, at value	—	1,212	—	6,061	—	—	—
Receivables:
Dividends	78,990	30,349	33,247	62,748	448,270	10,507	1,428
Expense waivers	3,398	6,632	4,514	—	2,828	8,340	—
Investments sold	—	1,118,539	—	2,471,331	—	—	49,147
Foreign tax reclaims	—	47,491	—	—	—	—	—
Shares sold	—	—	—	881,692	—	—	—
Other assets	2,068	2,762	1,898	1,731	4,165	1,362	—
Total Assets	122,025,995	134,615,888	122,187,006	157,240,792	411,114,220	52,849,316	8,617,390
LIABILITIES:
Due to custodian	6,295	5,728	6,277	4,583	4,240	3,491	—
Payables:
Shares repurchased	—	1,120,764	—	—	—	—	—
Investments purchased	—	—	—	855,929	—	—	45,221
Expense recapture	—	—	—	835	—	—	—
Open written options, at value	—	—	—	—	—	—	48,960
Accrued advisory fees	54,098	60,036	56,176	66,827	183,549	24,449	5,530
Accrued expenses	71,848	58,414	89,645	54,130	135,541	62,574	—
Total Liabilities	132,241	1,244,942	152,098	982,304	323,330	90,514	99,711
NET ASSETS	$121,893,754	$133,370,946	$122,034,908	$156,258,488	$410,790,890	$52,758,802	$8,517,679
NET ASSETS CONSIST OF:
Shares of beneficial interest	$200,146,298	$198,182,267	$255,755,142	$249,616,028	$605,105,398	$118,803,657	$8,020,734
Undistributed net investment income (loss)	244,671	182,974	(203,019)	4,697,894	2,278,260	(6,455)	(5,344)
Accumulated net realized loss on investments and foreign currency related transactions	(19,402,723)	(49,735,106)	(144,739,736)	(102,088,956)	(136,688,218)	(58,284,107)	(1,095,124)
Net unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(59,094,492)	(15,259,189)	11,222,521	4,033,522	(59,904,550)	(7,754,293)	1,597,413
Net Assets	$121,893,754	$133,370,946	$122,034,908	$156,258,488	$410,790,890	$52,758,802	$8,517,679
Shares outstanding (unlimited amount authorized, $0.01 par value)	7,900,000	5,950,000	7,250,000	17,700,000	18,600,000	5,500,000	400,000
Net asset value	$15.43	$22.42	$16.83	$8.83	$22.09	$9.59	$21.29
Share price	$15.42	$22.13	$16.81	$8.76	$22.07	$9.59	$21.31
Unaffiliated investments at cost	$181,036,031	$148,669,673	$110,924,826	$145,173,808	$470,563,507	$60,583,400	$7,097,396
Affiliated investments at cost	$—	$—	$—	$4,609,951	$—	$—	$—
Foreign currency, at cost	$—	$1,211	$—	$6,076	$—	$—	$—
Premium received	$—	$—	$—	$—	$—	$—	$176,954

See Notes to Financial Statements.

38

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
ASSETS:
Unaffiliated investments at value	$124,778,424	$25,927,099	$68,007,499	$837,820,542	$583,145,956	$53,236,996
Affiliated investments at value (Note 6)	120,513	—	—	469,217,736	119,388,633	—
Cash	—	—	—	—	—	—
Foreign currency, at value	—	—	—	—	—	—
Receivables:
Dividends	149,033	3,874	4,125	808,124	113,264	22,617
Expense waivers	—	8,316	6,321	—	375	6,232
Investments sold	—	—	—	2,548,143	2,462,525	—
Foreign tax reclaims	—	—	—	367,004	—	—
Shares sold	2,032,995	—	—	—	968,691	—
Other assets	—	1,323	1,510	14,711	7,008	1,513
Total Assets	127,080,965	25,940,612	68,019,455	1,310,776,260	706,086,452	53,267,358
LIABILITIES:
Due to custodian	63,009	2,969	4,362	34,579	110,000	3,590
Payables:
Shares repurchased	—	—	—	3,235,476	2,462,847	—
Investments purchased	2,053,659	—	—	—	968,570	—
Expense recapture	—	—	—	—	—	—
Open written options, at value	710,360	—	—	—	—	—
Accrued advisory fees	77,293	11,642	30,137	587,572	329,242	24,108
Accrued expenses	—	33,474	54,939	466,667	399,527	49,032
Total Liabilities	2,904,321	48,085	89,438	4,324,294	4,270,186	76,730
NET ASSETS	$124,176,644	$25,892,527	$67,930,017	$1,306,451,966	$701,816,266	$53,190,628
NET ASSETS CONSIST OF:
Shares of beneficial interest	$125,300,328	$48,727,764	$187,283,974	$1,841,855,743	$1,897,877,989	$77,074,969
Undistributed net investment income (loss)	116,056	(21,967)	(45,162)	3,943,740	(559,517)	66,611
Accumulated net realized loss on investments and foreign currency related transactions	(15,724,923)	(24,116,299)	(121,961,806)	(408,473,180)	(908,368,999)	(22,796,970)
Net unrealized appreciation (depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	14,485,183	1,303,029	2,653,011	(130,874,337)	(287,133,207)	(1,153,982)
Net Assets	$124,176,644	$25,892,527	$67,930,017	$1,306,451,966	$701,816,266	$53,190,628
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,250,000	1,550,000	6,650,000	83,150,000	72,450,000	2,500,000
Net asset value	$19.87	$16.70	$10.22	$15.71	$9.69	$21.28
Share price	$19.86	$16.70	$10.21	$15.70	$9.70	$21.25
Unaffiliated investments at cost	$112,629,295	$24,624,070	$65,354,488	$931,213,285	$769,983,919	$54,390,978
Affiliated investments at cost	$96,383	$—	$—	$506,699,330	$219,683,877	$—
Foreign currency, at cost	$—	$—	$—	$—	$—	$—
Premium received	$3,022,284	$—	$—	$—	$—	$—

39

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)

	PowerShares Aerospace & Defense Portfolio	PowerShares CleantechTM Portfolio	PowerShares DWA Technical Leaders Portfolio	PowerShares Global Listed Private Equity Portfolio	PowerShares Golden Dragon Halter USX China Portfolio	PowerShares Lux Nanotech Portfolio	PowerShares NASDAQ-100 BuyWrite Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$1,126,999	$698,276	$699,120	$3,369,177	$4,659,707	$172,317	$23,313
Affiliated dividend income	—	—	—	—	—	—	—
Foreign withholding taxes	(2,955)	(65,533)	—	(3,783)	(407,505)	(954)	(202)
Total Income	1,124,044	632,743	699,120	3,365,394	4,252,202	171,363	23,111
EXPENSES:
Advisory fees	318,065	325,835	320,489	270,450	1,008,382	128,002	26,447
Sub-licensing	38,168	48,875	64,098	54,090	201,676	25,600	—
Accounting & administration fees	32,132	32,132	37,459	32,132	49,570	32,132	—
Professional fees	17,872	25,944	17,750	17,095	23,554	16,175	—
Printing	17,670	20,371	23,548	7,965	36,112	18,211	—
Custodian & Transfer Agent fees	5,323	7,480	8,872	5,942	13,765	4,098	—
Trustees	4,341	4,281	4,394	3,532	8,996	2,847	—
Other expenses	7,788	9,702	7,514	5,427	81,827	5,810	—
Total Expenses	441,359	474,620	484,124	396,633	1,423,882	232,875	26,447
(Waivers) and/or Recapture	(21,514)	(34,742)	(35,595)	(18,004)	(12,147)	(53,672)	—
Net Expenses	419,845	439,878	448,529	378,629	1,411,735	179,203	26,447
Net Investment Income (Loss)	704,199	192,865	250,591	2,986,765	2,840,467	(7,840)	(3,336)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(6,570,368)	(7,186,980)	(5,858,043)	(10,277,637)	(57,625,075)	(7,401,456)	(671,752)
Written options	—	—	—	—	—	—	—
In-kind redemptions	614,979	425,502	14,093,879	13,104,027	8,592,726	2,343,221
Foreign currency related transactions		256	—	(645,808)	—	—	—
Net realized gain (loss)	(5,955,389)	(6,761,222)	8,235,836	2,180,582	(49,032,349)	(5,058,235)	(671,752)
Net change in unrealized appreciation on:
Investments	23,678,855	25,255,581	12,470,678	19,902,446	123,522,002	15,398,652	1,452,454
Written options	—	—	—	—	—	—	127,994
Translation of assets and liabilities denominated in foreign currencies	—	1,735	—	52	—	—	—
Net realized and unrealized gain	17,723,466	18,496,094	20,706,514	22,083,080	74,489,653	10,340,417	908,696
Net increase in net assets resulting from operations	$18,427,665	$18,688,959	$20,957,105	$25,069,845	$77,330,120	$10,332,577	$905,360

See Notes to Financial Statements.

40

	PowerShares S&P 500 BuyWrite Portfolio	PowerShares Value Line Industry Rotation Portfolio	PowerShares Value Line TimelinessTM Select Portfolio	PowerShares Water Resources Portfolio	PowerShares WilderHill Clean Energy Portfolio	PowerShares WilderHill Progressive Energy Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$1,157,715	$134,123	$236,397	$7,804,636	$2,278,144	$315,869
Affiliated dividend income	1,014	—	—	2,586,814	—	—
Foreign withholding taxes	—	(625)	(18,247)	(718,792)	(164,300)	(22,741)
Total Income	1,158,729	133,498	218,150	9,672,658	2,113,844	293,128
EXPENSES:
Advisory fees	394,512	66,164	176,924	3,304,268	1,906,299	122,802
Sub-licensing	—	13,233	35,385	495,640	381,260	23,330
Accounting & administration fees	—	32,132	32,132	165,156	95,840	32,132
Professional fees	—	15,748	16,672	42,439	31,858	16,160
Printing	—	3,748	11,789	163,486	98,182	5,991
Custodian & Transfer Agent fees	—	4,196	4,651	40,226	24,801	3,760
Trustees	—	2,475	3,326	26,184	16,187	2,818
Other expenses	—	5,682	6,461	25,833	146,919	4,702
Total Expenses	394,512	143,378	287,340	4,263,232	2,701,346	211,695
(Waivers) and/or Recapture	—	(50,748)	(39,647)	—	(32,528)	(41,002)
Net Expenses	394,512	92,630	247,693	4,263,232	2,668,818	170,693
Net Investment Income (Loss)	764,217	40,868	(29,543)	5,409,426	(554,974)	122,435
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(10,775,526)	(2,205,580)	(3,647,348)	(93,349,015)	(77,320,912)	(3,410,367)
Written options	—	—	—	—	—	—
In-kind redemptions		3,327,682	7,428,014	10,747,210	22,292,360
Foreign currency related transactions	—	—	—	—	—	—
Net realized gain (loss)	(10,775,526)	1,122,102	3,780,666	(82,601,805)	(55,028,552)	(3,410,367)
Net change in unrealized appreciation on:
Investments	20,448,738	758,078	759,116	223,584,486	100,313,173	12,378,873
Written options	2,311,924	—	—	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	—	—	—	—
Net realized and unrealized gain	11,985,136	1,880,180	4,539,782	140,982,681	45,284,621	8,968,506
Net increase in net assets resulting from operations	$12,749,353	$1,921,048	$4,510,239	$146,392,107	$44,729,647	$9,090,941

41

Statements of Changes in Net Assets

	PowerShares Aerospace & Defense Portfolio		PowerShares CleantechTM Portfolio		PowerShares DWA Technical Leaders Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$704,199	$1,626,906	$192,865	$(9,129)	$250,591	$990,079
Net realized gain (loss) on investments and foreign currency related transactions	(5,955,389)	(17,054,727)	(6,761,222)	(30,006,204)	8,235,836	(173,699,963)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	23,678,855	(66,015,919)	25,257,316	(41,945,980)	12,470,678	(17,193,055)
Net increase (decrease) in net assets resulting from operations	18,427,665	(81,443,740)	18,688,959	(71,961,313)	20,957,105	(189,902,939)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(18,225)	(109,833)	(3,826)	(244,900)	(165,008)	(380,236)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(837,053)	(1,446,628)	(96,819)	—	(792,601)	(486,080)
Total distributions to shareholders	(837,053)	(1,446,628)	(96,819)	—	(792,601)	(486,080)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,154,988	29,268,610	4,226,052	76,687,579	88,929,866	263,642,733
Value of shares repurchased	(20,281,320)	(87,444,233)	(1,120,764)	(7,389,055)	(125,608,359)	(298,218,621)
Net income equalization	18,225	109,833	3,826	244,900	165,008	380,236
Net increase (decrease) in net assets resulting from shares transactions	(12,108,107)	(58,065,790)	3,109,114	69,543,424	(36,513,485)	(34,195,652)
Increase (Decrease) in Net Assets	5,464,280	(141,065,991)	21,697,428	(2,662,789)	(16,513,989)	(224,964,907)
NET ASSETS:
Beginning of period	116,429,474	257,495,465	111,673,518	114,336,307	138,548,897	363,513,804
End of period	$121,893,754	$116,429,474	$133,370,946	$111,673,518	$122,034,908	$138,548,897
Undistributed net investment income (loss) at end of period	$244,671	$395,750	$182,974	$90,754	$(203,019)	$503,999
CHANGES IN SHARES OUTSTANDING:
Shares sold	550,000	1,800,000	200,000	2,700,000	5,500,000	12,600,000
Shares repurchased	(1,350,000)	(5,400,000)	(50,000)	(300,000)	(8,050,000)	(16,800,000)
Shares outstanding, beginning of period	8,700,000	12,300,000	5,800,000	3,400,000	9,800,000	14,000,000
Shares outstanding, end of period	7,900,000	8,700,000	5,950,000	5,800,000	7,250,000	9,800,000

See Notes to Financial Statements.

42

	PowerShares Global Listed Private Equity Portfolio		PowerShares Golden Dragon Halter USX China Portfolio		PowerShares Lux Nanotech Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$2,986,765	$6,276,507	$2,840,467	$3,372,935	$(7,840)	$97,124
Net realized gain (loss) on investments and foreign currency related transactions	2,180,582	(113,617,040)	(49,032,349)	(80,404,864)	(5,058,235)	(37,494,625)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	19,902,498	19,810,362	123,522,002	(115,281,921)	15,398,652	1,642,166
Net increase (decrease) in net assets resulting from operations	25,069,845	(87,530,171)	77,330,120	(192,313,850)	10,332,577	(35,755,335)
Undistributed net investment income (loss) included in the price of units issued and redeemed	3,248,059	1,520,354	319,707	(415,792)	5,491	4,781
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,763,092)	(6,364,696)	(1,387,707)	(2,867,142)	(101,230)	—
Total distributions to shareholders	(1,763,092)	(6,364,696)	(1,387,707)	(2,867,142)	(101,230)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	105,427,141	78,938,052	82,991,768	124,754,282	7,110,558	17,226,459
Value of shares repurchased	(32,951,337)	(27,946,437)	(27,633,583)	(178,565,999)	(4,067,054)	(26,415,388)
Net income equalization	(3,248,059)	(1,520,354)	(319,707)	415,792	(5,491)	(4,781)
Net increase (decrease) in net assets resulting from shares transactions	69,227,745	49,471,261	55,038,478	(53,395,925)	3,038,013	(9,193,710)
Increase (Decrease) in Net Assets	95,782,557	(42,903,252)	131,300,598	(248,992,709)	13,274,851	(44,944,264)
NET ASSETS:
Beginning of period	60,475,931	103,379,183	279,490,292	528,483,001	39,483,951	84,428,215
End of period	$156,258,488	$60,475,931	$410,790,890	$279,490,292	$52,758,802	$39,483,951
Undistributed net investment income (loss) at end of period	$4,697,894	$226,162	$2,278,260	$505,793	$(6,455)	$97,124
CHANGES IN SHARES OUTSTANDING:
Shares sold	12,300,000	6,700,000	3,900,000	5,800,000	700,000	1,600,000
Shares repurchased	(3,600,000)	(2,800,000)	(1,300,000)	(8,100,000)	(400,000)	(2,400,000)
Shares outstanding, beginning of period	9,000,000	5,100,000	16,000,000	18,300,000	5,200,000	6,000,000
Shares outstanding, end of period	17,700,000	9,000,000	18,600,000	16,000,000	5,500,000	5,200,000

43

Statements of Changes in Net Assets (Continued)

	PowerShares NASDAQ-100 BuyWrite Portfolio		PowerShares S&P 500 BuyWrite Portfolio		PowerShares Value Line Industry Rotation Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	For the Period June 9, 2008* Through April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(3,336)	$(1,870)	$764,217	$950,362	$40,868	$175,511
Net realized gain (loss) on investments and foreign currency related transactions	(671,752)	(423,372)	(10,775,526)	(4,845,289)	1,122,102	(23,805,859)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	1,580,448	16,965	22,760,662	(8,332,881)	758,078	(1,182,836)
Net increase (decrease) in net assets resulting from operations	905,360	(408,277)	12,749,353	(12,227,808)	1,921,048	(24,813,184)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,008)	(5,030)	(3,161)	(113,226)	(5,457)	(7,380)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(835,870)	(887,380)	(132,031)	(100,862)
Total distributions to shareholders	—	—	(835,870)	(887,380)	(132,031)	(100,862)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,087,838	5,932,758	28,051,990	110,330,594	17,927,076	72,452,696
Value of shares repurchased	—	—	—	(20,504,978)	(20,331,115)	(62,881,279)
Net income equalization	2,008	5,030	3,161	113,226	5,457	7,380
Net increase (decrease) in net assets resulting from shares transactions	2,089,846	5,937,788	28,055,151	89,938,842	(2,398,582)	9,578,797
Increase (Decrease) in Net Assets	2,993,198	5,524,481	39,965,473	76,710,428	(615,022)	(15,342,629)
NET ASSETS:
Beginning of period	5,524,481	—	84,211,171	7,500,743	26,507,549	41,850,178
End of period	$8,517,679	$5,524,481	$124,176,644	$84,211,171	$25,892,527	$26,507,549
Undistributed net investment income (loss) at end of period	$(5,344)	$—	$116,056	$190,870	$(21,967)	$74,653
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	300,000	1,450,000	5,700,000	1,100,000	3,100,000
Shares repurchased	—	—	—	(1,200,000)	(1,250,000)	(2,900,000)
Shares outstanding, beginning of period	300,000	—	4,800,000	300,000	1,700,000	1,500,000
Shares outstanding, end of period	400,000	300,000	6,250,000	4,800,000	1,550,000	1,700,000

*  Commencement of Investment Operations

See Notes to Financial Statements.

44

	PowerShares Value Line TimelinessTM Select Portfolio		PowerShares Water Resources Portfolio		PowerShares WilderHill Clean Energy Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(29,543)	$327,221	$5,409,426	$8,268,241	$(554,974)	$(1,124,394)
Net realized gain (loss) on investments and foreign currency related transactions	3,780,666	(67,488,496)	(82,601,805)	(262,538,575)	(55,028,552)	(664,713,260)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	759,116	(1,367,281)	223,584,486	(478,207,181)	100,313,173	(202,143,081)
Net increase (decrease) in net assets resulting from operations	4,510,239	(68,528,556)	146,392,107	(732,477,515)	44,729,647	(867,980,735)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(10,021)	(31,377)	(251,704)	(692,733)	21,259	(82,390)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(237,779)	(95,040)	(3,479,508)	(6,232,539)	—	—
Total distributions to shareholders	(237,779)	(95,040)	(3,479,508)	(6,232,539)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	40,340,086	221,405,325	22,238,348	340,520,394	120,517,128	490,135,966
Value of shares repurchased	(47,730,776)	(259,402,068)	(78,726,322)	(578,435,173)	(121,830,157)	(437,648,405)
Net income equalization	10,021	31,377	251,704	692,733	(21,259)	82,390
Net increase (decrease) in net assets resulting from shares transactions	(7,380,669)	(37,965,366)	(56,236,270)	(237,222,046)	(1,334,288)	52,569,951
Increase (Decrease) in Net Assets	(3,118,230)	(106,620,339)	86,424,625	(976,624,833)	43,416,618	(815,493,174)
NET ASSETS:
Beginning of period	71,048,247	177,668,586	1,220,027,341	2,196,652,174	658,399,648	1,473,892,822
End of period	$67,930,017	$71,048,247	$1,306,451,966	$1,220,027,341	$701,816,266	$658,399,648
Undistributed net investment income (loss) at end of period	$(45,162)	$232,181	$3,943,740	$2,265,526	$(559,517)	$(25,802)
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,000,000	15,600,000	1,350,000	17,600,000	11,700,000	38,900,000
Shares repurchased	(4,750,000)	(18,800,000)	(5,100,000)	(37,000,000)	(12,150,000)	(36,400,000)
Shares outstanding, beginning of period	7,400,000	10,600,000	86,900,000	106,300,000	72,900,000	70,400,000
Shares outstanding, end of period	6,650,000	7,400,000	83,150,000	86,900,000	72,450,000	72,900,000

45

Statements of Changes in Net Assets (Continued)

	PowerShares WilderHill Progressive Energy Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$122,435	$308,644
Net realized gain (loss) on investments and foreign currency related transactions	(3,410,367)	(18,080,576)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	12,378,873	(15,514,733)
Net increase (decrease) in net assets resulting from operations	9,090,941	(33,286,665)
Undistributed net investment income (loss) included in the price of units issued and redeemed	16,048	6,067
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(204,581)	(175,935)
Total distributions to shareholders	(204,581)	(175,935)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,334,078	38,554,939
Value of shares repurchased	—	(27,219,587)
Net income equalization	(16,048)	(6,067)
Net increase (decrease) in net assets resulting from shares transactions	4,318,030	11,329,285
Increase (Decrease) in Net Assets	13,220,438	(22,127,248)
NET ASSETS:
Beginning of period	39,970,190	62,097,438
End of period	$53,190,628	$39,970,190
Undistributed net investment income (loss) at end of period	$66,611	$132,709
CHANGES IN SHARES OUTSTANDING:
Shares sold	200,000	1,500,000
Shares repurchased	—	(1,400,000)
Shares outstanding, beginning of period	2,300,000	2,200,000
Shares outstanding, end of period	2,500,000	2,300,000

See Notes to Financial Statements.

46

Financial Highlights

PowerShares Aerospace & Defense Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.38	$20.93	$20.19	$17.37	$14.91
Net investment income**	0.08	0.16	0.06	0.05	0.03
Net realized and unrealized gain (loss) on investments	2.07	(7.56)	0.72	2.83	2.45
Total from investment operations	2.15	(7.40)	0.78	2.88	2.48
Distributions to shareholders from:
Net investment income	(0.10)	(0.15)	(0.04)	(0.06)	(0.02)
Return of capital	—	—	—	— (a)	—
Total distributions	(0.10)	(0.15)	(0.04)	(0.06)	(0.02)
Net asset value at end of period	$15.43	$13.38	$20.93	$20.19	$17.37
Share price at end of period***	$15.42	$13.37
NET ASSET VALUE, TOTAL RETURN****	16.06%	(35.46)%	3.86%	16.66%	16.66%
SHARE PRICE TOTAL RETURN****	16.07%	(35.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$121,894	$116,429	$257,495	$201,886	$85,136
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.66%†	0.66%	0.66%	0.66%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	0.69%†	0.67%	0.64%	0.77%	0.80%†
Net investment income, after (Waivers) and/or Recapture	1.11%†	1.01%	0.27%	0.28%	0.31%†
Portfolio turnover rate ††	8%	9%	13%	16%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (a)	$(0.01)	$0.00 (a)	$0.00 (a)	—

PowerShares CleantechTM Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period October 24, 2006* Through
	(Unaudited)		2009		2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.25		$33.63		$27.08	$24.70
Net investment income (loss)**	0.03		(0.00	)(a)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	3.16		(14.38)		6.65	2.42
Total from investment operations	3.19		(14.38)		6.55	2.38
Distributions to shareholders from:
Net investment income	(0.02)		—		—	—
Net asset value at end of period	$22.42		$19.25		$33.63	$27.08
Share price at end of period***	$22.13		$19.35
NET ASSET VALUE, TOTAL RETURN****	16.56%		(42.76)%		24.19%	9.64%
SHARE PRICE TOTAL RETURN****	14.46%		(42.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$133,371		$111,674		$114,336	$21,663
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.67	%†	0.67%		0.69%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.73	%†	0.73%		0.77%	1.06	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.30	%†	(0.01)%		(0.31)%	(0.29	)%†
Portfolio turnover rate ††	12%		72%		23%	22%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$(0.05)		$(0.09)	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

47

Financial Highlights (Continued)

PowerShares DWA Technical LeadersTM Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period March 1, 2007* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.14	$25.97	$25.58	$23.95
Net investment income (loss)**	0.03	0.07	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	2.75	(11.86)	0.43	1.59
Total from investment operations	2.78	(11.79)	0.41	1.63
Distributions to shareholders from:
Net investment income	(0.09)	(0.04)	(0.01)	—
Return of capital	—	—	(0.01)	—
Total distributions	(0.09)	(0.04)	(0.02)	—
Net asset value at end of period	$16.83	$14.14	$25.97	$25.58
Share price at end of period***	$16.81	$14.13
NET ASSET VALUE, TOTAL RETURN****	19.76%	(45.40)%	1.62%	6.81%
SHARE PRICE TOTAL RETURN****	19.70%	(45.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$122,035	$138,549	$363,514	$92,090
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.69%	0.71%	0.72	%†
Expenses, prior to (Waivers) and/or Recapture	0.76%†	0.68%	0.68%	1.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.39%†	0.38%	(0.07)%	1.50	%†(a)
Portfolio turnover rate ††	28%	87%	83%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$(0.03)	$0.07	$0.07

PowerShares Global Listed Private Equity Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 24, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$6.72	$20.27	$27.79	$25.09
Net investment income**	0.23	0.87	1.22	0.44
Net realized and unrealized gain (loss) on investments	2.01	(13.55)	(7.63)	2.60
Total from investment operations	2.24	(12.68)	(6.41)	3.04
Distributions to shareholders from:
Net investment income	(0.13)	(0.87)	(1.11)	(0.34)
Net asset value at end of period	$8.83	$6.72	$20.27	$27.79
Share price at end of period***	$8.76	$6.71
NET ASSET VALUE, TOTAL RETURN****	33.27%	(64.23)%	(23.50)%	12.18%
SHARE PRICE TOTAL RETURN****	32.40%	(64.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$156,258	$60,476	$103,379	$150,078
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.70%	0.71%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.73%†	0.78%	0.72%	0.82	%†
Net investment income, after (Waivers) and/or Recapture	5.52%†^	7.75%	5.04%	3.38	%†
Portfolio turnover rate ††	124%	74%	30%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.25	$0.21	$(0.03)	$0.08

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

^  Net investment income per share and the ratio of net investment income to average net assets include a special stock dividend in which the Fund elected a cash payment of $1.07 per share owned of American Capital Ltd. on June 22, 2009. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.14 and 3.33%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

See Notes to Financial Statements.

48

Financial Highlights (Continued)

PowerShares Golden Dragon Halter USX China Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,				For the Period December 9, 2004* Through
	(Unaudited)	2009	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.47	$28.88	$21.43	$16.90	$13.00	$14.55
Net investment income**	0.16	0.20	0.12	0.20	0.17	0.06
Net realized and unrealized gain (loss) on investments	4.54	(11.44)	7.54	4.54	3.89	(1.61)
Total from investment operations	4.70	(11.24)	7.66	4.74	4.06	(1.55)
Distributions to shareholders from:
Net investment income	(0.08)	(0.17)	(0.20)	(0.21)	(0.16)	—
Return of capital	—	—	(0.01)	—	—	—
Total distributions	(0.08)	(0.17)	(0.21)	(0.21)	(0.16)	—
Net asset value at end of period	$22.09	$17.47	$28.88	$21.43	$16.90	$13.00
Share price at end of period***	$22.07	$17.48
NET ASSET VALUE, TOTAL RETURN****	26.88%	(39.06)%	35.87%	28.53%	31.52%	(10.68)%
SHARE PRICE TOTAL RETURN****	26.70%	(38.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$410,791	$279,490	$528,483	$394,320	$238,330	$49,384
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.69%	0.69%	0.70%	0.71%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	0.71%†	0.71%	0.66%	0.72%	0.88%	0.97%†
Net investment income, after (Waivers) and/or Recapture	1.41%†	1.06%	0.42%	1.06%	1.18%	1.24%†
Portfolio turnover rate ††	19%	20%	15%	17%	21%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.03)	$0.03	$0.01	—	—

PowerShares Lux Nanotech Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$7.59		$14.07	$17.48	$19.05	$15.32
Net investment income (loss)**	0.00	(a)	0.02	(0.03)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	2.02		(6.50)	(3.38)	(1.55)	3.79
Total from investment operations	2.02		(6.48)	(3.41)	(1.57)	3.81
Distributions to shareholders from:
Net investment income	(0.02)		—	—	—	(0.01)
Return of capital	—		—	—	—	(0.07)
Total distributions	(0.02)		—	—	—	(0.08)
Net asset value at end of period	$9.59		$7.59	$14.07	$17.48	$19.05
Share price at end of period***	$9.59		$7.60
NET ASSET VALUE, TOTAL RETURN****	26.62%		(46.06)%	(19.51)%	(8.24)%	24.94%
SHARE PRICE TOTAL RETURN****	26.46%		(45.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$52,759		$39,484	$84,428	$159,052	$112,416
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.70%	0.70%	0.71%	0.73%†
Expenses, prior to (Waivers) and/or Recapture	0.91	%†	0.89%	0.73%	0.79%	0.83%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.03	)%†	0.17%	(0.17)%	(0.09)%	0.17%†
Portfolio turnover rate ††	21%		50%	42%	16%	6%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$0.01	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

49

Financial Highlights (Continued)

PowerShares NASDAQ-100 BuyWrite Portfolio

	Six Months Ended October 31, 2009 (Unaudited)	For the Period June 9, 2008* Through April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.41	$24.86
Net investment loss**	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	2.89	(6.44)
Total from investment operations	2.88	(6.45)
Net asset value at end of period	$21.29	$18.41
Share price at end of period***	$21.31	$18.43
NET ASSET VALUE, TOTAL RETURN****	15.64%	(25.95	)%(a)
SHARE PRICE TOTAL RETURN****	15.63%	(25.87	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,518	$5,524
Ratio to average net assets of:
Expenses	0.75%†	0.75	%†
Net investment loss	(0.09)%†	(0.07	)%†
Portfolio turnover rate ††	24%	65%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.01)	$(0.03)

PowerShares S&P 500 BuyWrite Portfolio

	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	For the Period December 19, 2007* Through April 30, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.54	$25.00	$24.97
Net investment income**	0.14	0.38	0.09
Net realized and unrealized gain (loss) on investments	2.34	(7.38)	(0.01)
Total from investment operations	2.48	(7.00)	0.08
Distributions to shareholders from:
Net investment income	(0.15)	(0.46)	(0.05)
Net asset value at end of period	$19.87	$17.54	$25.00
Share price at end of period***	$19.86	$17.59
NET ASSET VALUE, TOTAL RETURN****	14.21%	(28.26)%	0.33	%(b)
SHARE PRICE TOTAL RETURN****	13.81%	(28.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$124,177	$84,211	$7,500
Ratio to average net assets of:
Expenses	0.75%†	0.75%	0.75	%†
Net investment income	1.45%†	2.09%	1.12	%†
Portfolio turnover rate ††	21%	83%	10%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00 (c)	$(0.05)	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (23.83)%. The share price total return from Fund Inception to April 30, 2009 was (23.97)%.

(b)  The total return from Fund Inception (first day of trading on the exchange) to April 30, 2008 was (0.19)%.

(c)  Amount represents less than $0.005.

See Notes to Financial Statements.

50

Financial Highlights (Continued)

PowerShares Value Line Industry Rotation Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period December 1, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.59	$27.90	$28.04	$25.19
Net investment income**	0.03	0.10	0.01	0.00	(a)
Net realized and unrealized gain (loss) on investments	1.16	(12.35)	(0.14)	2.86
Total from investment operations	1.19	(12.25)	(0.13)	2.86
Distributions to shareholders from:
Net investment income	(0.08)	(0.06)	(0.01)	0.00	(a)
Return of capital	—	—	0.00 (a)	(0.01)
Total distributions	(0.08)	(0.06)	(0.01)	(0.01)
Net asset value at end of period	$16.70	$15.59	$27.90	$28.04
Share price at end of period***	$16.70	$15.58
NET ASSET VALUE, TOTAL RETURN****	7.67%	(43.93)%	(0.45)%	11.36%
SHARE PRICE TOTAL RETURN****	7.74%	(43.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,893	$26,508	$41,850	$33,650
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70%†	0.70%	0.73%	0.75	%†
Expenses, prior to (Waivers) and/or Recapture	1.08%†	0.94%	0.95%	1.21	%†
Net investment income, after (Waivers) and/or Recapture	0.31%†	0.47%	0.03%	0.03	%†
Portfolio turnover rate ††	59%	113%	77%	13%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.00 (a)	$0.00	(a)

PowerShares Value Line TimelinessTM Select Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period December 6, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.60		$16.76	$17.59	$17.09	$15.52
Net investment income (loss)**	0.00	(a)	0.04	(0.02)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	0.65		(7.19)	(0.81)	0.51	1.59
Total from investment operations	0.65		(7.15)	(0.83)	0.50	1.57
Distributions to shareholders from:
Net investment income	(0.03)		(0.01)	—	—	—
Net asset value at end of period	$10.22		$9.60	$16.76	$17.59	$17.09
Share price at end of period***	$10.21		$9.60
NET ASSET VALUE, TOTAL RETURN****	6.83%		(42.66)%	(4.72)%	2.93%	10.12%
SHARE PRICE TOTAL RETURN****	6.72%		(42.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$67,930		$71,048	$177,669	$272,608	$182,810
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.70%	0.70%	0.70%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.81	%†	0.72%	0.70%	0.75%	0.78	%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.08	)%†	0.27%	(0.12)%	(0.06)%	(0.30	)%†
Portfolio turnover rate ††	72%		143%	101%	113%	39%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$0.01	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

51

Financial Highlights (Continued)

PowerShares Water Resources Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period December 6, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.04		$20.66	$19.20	$18.25	$15.32
Net investment income**	0.06		0.08	0.08	0.17	0.02
Net realized and unrealized gain (loss) on investments	1.65		(6.64)	1.46	0.95	2.94
Total from investment operations	1.71		(6.56)	1.54	1.12	2.96
Distributions to shareholders from:
Net investment income	(0.04)		(0.06)	(0.08)	(0.17)	(0.03)
Net asset value at end of period	$15.71		$14.04	$20.66	$19.20	$18.25
Share price at end of period***	$15.70		$14.02
NET ASSET VALUE, TOTAL RETURN****	12.20%		(31.76)%	8.02%	6.26%	19.38%
SHARE PRICE TOTAL RETURN****	12.29%		(31.63)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,306,452		$1,220,027	$2,196,652	$1,606,782	$991,208
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.64%	0.64%	0.66%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.65	%†	0.64%	0.63%	0.67%	0.70	%†
Net investment income, after (Waivers) and/or Recapture	0.82	%†	0.49%	0.39%	0.96%	0.40	%†
Portfolio turnover rate ††	12%		33%	23%	27%	2%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$(0.01)	$0.01	$0.02	—

PowerShares WilderHill Clean Energy Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,					For the Period March 3, 2005* Through
	(Unaudited)		2009	2008	2007		2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$9.03		$20.94	$19.29	$22.38		$12.86	$15.61
Net investment income (loss)**	(0.01)		(0.02)	(0.07)	0.04		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	0.67		(11.89)	1.72	(3.08)		9.59	(2.74)
Total from investment operations	0.66		(11.91)	1.65	(3.04)		9.52	(2.75)
Distributions to shareholders from:
Net investment income	—		—	—	(0.05)		—	—
Return of capital	—		—	—	0.00	(a)	—	—
Total distributions	—		—	—	(0.05)		—	—
Net asset value at end of period	$9.69		$9.03	$20.94	$19.29		$22.38	$12.86
Share price at end of period***	$9.70		$8.99
NET ASSET VALUE, TOTAL RETURN****	7.31%		(56.88)%	8.55%	(13.58)%		74.03%	(17.59)%
SHARE PRICE TOTAL RETURN****	7.90%		(57.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$701,816		$658,400	$1,473,893	$914,345		$722,940	$27,012
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.69%	0.67%	0.70%		0.71%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	0.71	%†	0.69%	0.67%	0.69%		0.75%	1.35%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.15	)%†	(0.12)%	(0.32)%	0.24	%†††	(0.39)%	(0.31)%†
Portfolio turnover rate ††	19%		41%	20%	41%		6%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$(0.02)	$0.01		—	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power PLC ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

52

Financial Highlights (Continued)

PowerShares WilderHill Progressive Energy Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 24, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.38	$28.23	$28.63	$24.91
Net investment income**	0.05	0.13	0.09	0.06
Net realized and unrealized gain (loss) on investments	3.94	(10.91)	(0.36)	3.68
Total from investment operations	3.99	(10.78)	(0.27)	3.74
Distributions to shareholders from:
Net investment income	(0.09)	(0.07)	(0.12)	(0.02)
Return of capital	—	—	(0.01)	—
Total distributions	(0.09)	(0.07)	(0.13)	(0.02)
Net asset value at end of period	$21.28	$17.38	$28.23	$28.63
Share price at end of period***	$21.25	$17.38
NET ASSET VALUE, TOTAL RETURN****	23.00%	(38.23)%	(0.96)%	15.01%
SHARE PRICE TOTAL RETURN****	22.82%	(38.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$53,191	$39,970	$62,097	$22,905
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.69%†	0.70%	0.73%	0.74	%†
Expenses, prior to (Waivers) and/or Recapture	0.86%†	0.86%	0.88%	1.09	%†
Net investment income, after (Waivers) and/or Recapture	0.50%†	0.62%	0.30%	0.45	%†
Portfolio turnover rate ††	21%	32%	31%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.00 (a)	$0.01	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

53

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Fund Name	Short Name
PowerShares Aerospace & Defense Portfolio	"Aerospace & Defense Portfolio"

PowerShares CleantechTM Portfolio	"CleantechTM Portfolio"

PowerShares DWA Technical LeadersTM Portfolio	"DWA Technical LeadersTM Portfolio"

PowerShares Global Listed Private Equity Portfolio	"Global Listed Private Equity Portfolio" (formerly PowerShares Listed Private Equity Portfolio)

PowerShares Golden Dragon Halter USX	"Golden Dragon Halter USX China Porfolio" China Portfolio

PowerShares Lux Nanotech Portfolio	"Lux Nanotech Portfolio"

PowerShares NASDAQ-100 BuyWrite Portfolio	"NASDAQ-100 BuyWrite Portfolio"

PowerShares S&P 500 BuyWrite Portfolio	"S&P 500 BuyWrite Portfolio"

PowerShares Value Line Industry	"Value Line Industry Rotation Portfolio" Rotation Portfolio

PowerShares Value Line TimelinessTM	"Value Line TimelinessTM Select Portfolio" Select Portfolio

PowerShares Water Resources Portfolio	"Water Resources Portfolio"

PowerShares WilderHill Clean Energy Portfolio	"WilderHill Clean Energy Portfolio"

PowerShares WilderHill Progressive	"WilderHill Progressive Energy Portfolio" Energy Portfolio

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc., except for Shares of the NASDAQ-100 BuyWrite Portfolio which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Aerospace & Defense Portfolio	SPADETM Defense Index

CleantechTM Portfolio	The Cleantech IndexTM

DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

Global Listed Private Equity Portfolio	Global Listed Private Equity IndexSM

Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

54

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Fund	Index
Lux Nanotech Portfolio	Lux Nanotech IndexTM

NASDAQ-100 BuyWrite Portfolio	CBOE NASDAQ-100 BuyWrite IndexTM

S&P 500 BuyWrite Portfolio	CBOE S&P 500 BuyWrite Index

Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

Water Resources Portfolio	Palisades Water Index

WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends

55

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Investments in the securities of non-U.S. issuers may have greater risk than investments in U.S. securities. Investments in securities denominated in foreign currencies are subject to risk of adverse changes in currency exchange rates, which may negatively impact returns. The risk can also be associated with the level of development of economies of the countries in a specific region.

With respect to the Global Listed Private Equity Portfolio, Lux Nanotech Portfolio and Water Resources Portfolio, the Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index universe, based on such factors as industry weightings, market capitalization and other financial characteristics of securities. The Adviser generally expects the Fund to

56

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. As a result, an adverse development respecting an issuer of the securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Fund's Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio have agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

57

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Option Contracts Written

The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio may engage in certain strategies involving options to manage or minimize the risk of its investments or for investment purposes. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. When a Fund writes (sells) call options, the amount of the premium received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently "marked-to-market" to reflect the current value of the option written. The difference between the premium received and the current value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. If a written call option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. The primary risk in writing a call option is market risk; the Fund gives up the opportunity for profit if the market price of the underlying security increases and the option is exercised but will continue to bear the risk of loss should the price of the underlying security decline. There is also a risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Note 3. Derivative Investments

Effective May 1, 2009, the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio have implemented new required Disclosures about Derivative Instruments and Hedging Activities in accordance with Generally Accepted Accounting Principles ("GAAP"). GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

58

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

NASDAQ-100 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	52	$175,051
Written	311	1,113,787
Closed	(312)	(1,111,884)
End of period	51	$176,954

	Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Call Option NASDAQ-100 Index	Nov-09	$1,750	51	$176,954	$48,960	$127,994

S&P 500 BuyWrite Portfolio

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	993	$2,957,953
Written	6,811	16,208,484
Closed	(6,600)	(16,144,153)
End of period	1,204	$3,022,284

	Open Options Written at Period-End
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Call Option S&P 500 Index	Nov-09	$1,085	1,204	$3,022,284	$710,360	$2,311,924

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund's derivative instruments, detailed by primary risk exposure, held as of October 31, 2009:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
NASDAQ-100 BuyWrite Portfolio
Credit risk
Options written contracts	$—	$(48,960)
S&P 500 BuyWrite Portfolio
Credit risk
Options written contracts	$—	$(710,360)

59

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Effect of Derivative Instruments for the six months ended October 31, 2009

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statements of Operations
Options
NASDAQ-100 BuyWrite Portfolio*
Realized Gain (Loss)
Credit risk	$(492,466)
Change in Unrealized Appreciation (Depreciation)
Credit risk	216,999
Total	$(364,472)
S&P 500 BuyWrite Portfolio**
Realized Gain (Loss)
Credit risk	$(7,572,177)
Change in Unrealized Appreciation (Depreciation)
Credit risk	2,000,316
Total	$(5,260,253)

* The average value of outstanding options during the period was $172,798.

** The average value of outstanding options during the period was $2,543,289.

Note 4. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio each have agreed to pay the Adviser an annual unitary management fee of 0.75% of its average daily net assets and the Adviser has agreed to pay for substantially all expenses of S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (except for S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio) (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2010. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' Shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

60

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The Excess Expense Agreement does not apply to the S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the period ended October 31, 2009 are shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2009 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/10	04/30/11	04/30/12	10/31/12
Aerospace & Defense Portfolio	$117,898	$43,971	$11,853	$39,737	$22,337
CleantechTM Portfolio	206,688	42,717	57,688	71,541	34,742
DWA Technical LeadersTM Portfolio	35,776	—	—	—	35,776
Global Listed Private Equity Portfolio	132,309	19,323	24,401	68,342	20,243
Golden Dragon Halter USX China Portfolio	128,025	—	—	108,944	19,081
Lux Nanotech Portfolio	271,248	60,994	41,389	115,193	53,672
Value Line Industry Rotation Portfolio	267,510	33,150	92,038	91,574	50,748
Value Line TimelinessTM Select Portfolio	160,927	53,925	24,331	43,024	39,647
WilderHill Clean Energy Portfolio	123,115	—	—	81,113	42,002
WilderHill Progressive Energy Portfolio	237,498	38,721	79,132	78,641	41,004

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Aerospace & Defense Portfolio	International Space Business Council

CleantechTM Portfolio	Cleantech Capital Indices LLC

DWA Technical LeadersTM Portfolio	Dorsey Wright & Associates, Inc.

Global Listed Private Equity Portfolio	Red Rocks Capital Partners LLC

Golden Dragon Halter USX China Portfolio	Halter Financial Group, Inc.

Lux Nanotech Porfolio	Lux Research, Inc.

NASDAQ-100 BuyWrite Portfolio	NASDAQ OMX Group, Inc.

S&P 500 BuyWrite Portfolio	Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc.

61

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Fund	Licensor
Value Line Industry Rotation Portfolio	Value Line Publishing, Inc.

Value Line TimelinessTM Select Portfolio	Value Line Publishing, Inc.

Water Resources Portfolio	Hydrogen Ventures

WilderHill Clean Energy Portfolio	WilderShares, LLC

WilderHill Progressive Energy Portfolio	WilderShares, LLC

The Underlying Index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ-100 BuyWrite Portfolio and S&P 500 BuyWrite Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 5. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in

62

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Aerospace & Defense Portfolio
Equity Securities	$121,898,166	$—	$—	$121,898,166
Money Market	43,373	—	—	43,373
CleantechTM Portfolio
Equity Securities	133,377,347	—	—	133,377,347
Money Market	31,556	—	—	31,556
DWA Technical LeadersTM Portfolio
Equity Securities	121,994,214	—	—	121,994,214
Money Market	153,133	—	—	153,133
Global Listed Private Equity Portfolio
Equity Securities	152,887,360	204,311	—	153,091,671
Money Market	725,558	—	—	725,558
Golden Dragon Halter USX China Portfolio
Equity Securities	410,396,397	—	—	410,396,397
Money Market	262,560	—	—	262,560
Lux Nanotech Portfolio
Equity Securities	52,757,499	—	—	52,757,499
Money Market	71,608	—	—	71,608
NASDAQ-100 BuyWrite Portfolio
Equity Securities	8,564,900	—	—	8,564,900
Money Market	1,915	—	—	1,915
Other Investments*	127,994	—	—	127,994
S&P 500 BuyWrite Portfolio
Equity Securities	124,898,937	—	—	124,898,937
Other Investments*	2,311,924	—	—	2,311,924
Value Line Industry Rotation Portfolio
Equity Securities	25,868,020	—	—	25,868,020
Money Market	59,079	—	—	59,079
Value Line TimelinessTM Select Portfolio
Equity Securities	67,928,379	—	—	67,928,379
Money Market	79,120	—	—	79,120
Water Resources Portfolio
Equity Securities	1,306,884,721	—	—	1,306,884,721
Money Market	153,557	—	—	153,557
WilderHill Clean Energy Portfolio
Equity Securities	701,859,750	—	—	701,859,750
Money Market	674,839	—	—	674,839
WilderHill Progressive Energy Portfolio
Equity Securities	53,189,694	—	—	53,189,694
Money Market	47,302	—	—	47,302

* Other investments include written options which are included at unrealized appreciation (depreciation).

63

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 6. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the period ended October 31, 2009.

Water Resources Portfolio

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2009	Dividend Income
Ameron International Corp.	$46,503,537	$4,633,933	$(5,111,119)	$2,016,955	$(2,186,356)	$45,856,950	$485,312
Badger Meter, Inc.	51,853,188	1,018,849	(1,082,863)	(2,316,986)	59,642	49,531,830	306,136
Calgon Carbon Corp.	37,060,616	12,356,101	(2,952,227)	(2,562,631)	1,086,719	44,988,578	—
Consolidated Water Co., Inc. (Cayman Islands)	17,514,975	323,579	(4,984,069)	4,015,463	(2,086,332)	14,783,616	161,647
Franklin Electric Co., Inc.	36,000,603	5,353,021	(5,308,566)	7,330,262	(1,619,788)	41,755,532	394,983
Gorman-Rupp Co. (The)	31,992,579	447,766	(837,281)	5,453,527	(330,216)	36,726,375	300,322
Instituform Technologies, Inc., Class A	34,595,947	6,473,008	(3,198,967)	13,518,023	93,560	51,481,571	—
Layne Christensen Co.	36,214,914	7,127,067	(8,935,027)	10,314,635	(1,857,089)	42,864,500	—
Lindsay Corp.	43,045,121	763,212	(1,002,287)	(5,725,674)	(934,542)	36,145,830	171,394
Mueller Water Products, Inc., Class A	43,547,026	552,637	(10,732,831)	15,943,620	(11,230,452)	38,080,000	363,657
Northwest Pipe Co.	31,492,824	699,934	(720,284)	(6,323,203)	(166,271)	24,983,000	—
Watts Water Technologies, Inc., Class A	39,229,355	5,701,110	(15,427,429)	13,930,028	(1,413,110)	42,019,954	403,363
Total Investments in Affiliates	$449,050,685	$45,450,217	$(60,292,950)	$55,594,019	$(20,584,235)	$469,217,736	$2,586,814

WilderHill Clean Energy Portfolio

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value October 31, 2009	Dividend Income
Advanced Battery Technologies, Inc.	$3,551,765	$12,905,874	$(2,780,578)	$(1,451,654)	$496,104	$12,721,511	$—
China BAK Battery, Inc.	3,429,605	12,929,769	(1,674,099)	(1,473,100)	(361,715)	12,850,460	—
Comverge, Inc.	3,126,024	18,121,476	(1,828,091)	(257,848)	(43,741)	19,117,820	—
Evergreen Solar, Inc.	20,250,424	7,740,742	(1,972,922)	(8,744,693)	(1,315,993)	15,957,558	—
Ocean Power Technologies, Inc.	2,786,603	2,457,055	(338,827)	(22,253)	(77,355)	4,805,223	—
Rubicon Technology, Inc.	4,367,387	15,786,771	(1,606,787)	2,733,914	(36,324)	21,244,961	—
Spire Corp.	4,962,089	1,441,444	(719,137)	(1,066,434)	(805,541)	3,812,421	—
Valence Technology, Inc.	19,634,104	2,983,235	(2,211,246)	(6,989,521)	(1,752,022)	11,664,550	—
Zoltek Cos., Inc.	15,666,510	2,106,659	(2,659,347)	2,480,687	(380,380)	17,214,129	—
Total Investments in Affiliates	$77,774,511	$76,473,025	$(15,791,034)	$(14,790,902)	$(4,276,967)	$119,388,633	$—

64

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

The Fund's Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Ltd. for the period ended October 31, 2009.

S&P 500 BuyWrite Portfolio

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value October 31, 2009	Dividend Income
Invesco Ltd.	$63,782	$33,081	$(8,805)	$34,360	$(1,905)	$120,513	$1,014

The PowerShares FTSE RAFI 1000 Portfolio and the Global Listed Private Equity Portfolio have the same adviser and therefore, are considered to be affiliated. The table below shows the transactions in and earnings for the investment in the PowerShares FTSE RAFI US 1000 Portfolio for the period ended October 31, 2009.

	Value April 30, 2009	Purchase at Cost	Proceeds from Sales	Change in Unrealized (Depreciation)	Realized Gain (Loss)	Value October 31, 2009	Dividend Income
PowerShares FTSE RAFI US 1000 Portfolio	$—	$4,609,951	$—	$(158,811)	$—	$4,451,140	$—

Note 7. Federal Income Tax

At October 31, 2009, the costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost*	Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Aerospace & Defense Portfolio	$181,860,827	$(59,919,288)	$320,066	$(60,239,354)
CleantechTM Portfolio	158,388,678	(24,979,775)	8,968,228	(33,948,003)
DWA Technical LeadersTM Portfolio	111,739,900	10,407,447	16,932,776	(6,525,329)
Global Listed Private Equity Portfolio	209,288,263	(55,471,049)	8,844,882	(64,315,931)
Golden Dragon Halter USX China Portfolio	484,318,385	(73,659,428)	33,990,047	(107,649,475)
Lux Nanotech Portfolio	70,535,224	(17,706,117)	4,431,481	(22,137,598)
NASDAQ-100 BuyWrite Portfolio	7,097,396	1,597,413	1,668,979	(71,566)
S&P 500 BuyWrite Portfolio	112,725,678	14,485,183	16,452,416	(1,967,233)
Value Line Industry Rotation Portfolio	24,627,439	1,299,660	2,547,568	(1,247,908)
Value Line TimelinessTM Select Portfolio	65,360,659	2,646,840	5,919,511	(3,272,671)
Water Resources Portfolio	1,472,539,180	(165,500,902)	52,860,539	(218,361,441)
WilderHill Clean Energy Portfolio	1,049,828,553	(347,293,964)	54,116,260	(401,410,224)
WilderHill Progressive Energy Portfolio	55,048,118	(1,811,122)	4,505,246	(6,316,368)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

65

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds' fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

At April 30, 2009, the Funds had capital loss carryforward as shown in the table below:

	Year of Expiration
	2014	2015	2016	2017	Total*
Aerospace & Defense Portfolio	$—	$104,662	$2,374,303	$7,470,897	$9,949,862
CleantechTM Portfolio	—	—	1,171,839	14,341,075	15,512,914
DWA Technical LeadersTM Portfolio	—	—	5,046,566	92,771,702	97,818,268
Global Listed Private Equity Portfolio	—	—	4,388,498	8,910,720	13,299,218
Golden Dragon Halter USX China Portfolio	1,018,146	3,128,677	1,235,904	22,836,421	28,219,148
Lux Nanotech Portfolio	—	3,986,980	793,005	27,406,131	32,186,116
NASDAQ-100 BuyWrite Portfolio	—	—	—	406,407	406,407
S&P 500 BuyWrite Portfolio	—	—	—	10,526,359	10,526,359
Value Line Industry Rotation Portfolio	—	—	3,798,072	6,546,039	10,344,111
Value Line TimelinessTM Select Portfolio	—	28,753,751	21,013,690	37,241,965	87,009,406
Water Resources Portfolio	—	11,876,489	3,553,481	93,208,162	108,638,132
WilderHill Clean Energy Portfolio	2,098,368	89,533,576	44,707,703	261,712,498	398,052,145
WilderHill Progressive Energy Portfolio	—	—	179,432	8,319,827	8,499,259

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 8. Investment Transactions

For the period ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Aerospace & Defense Portfolio	$10,304,180	$10,469,141
CleantechTM Portfolio	16,020,234	15,855,102
DWA Technical LeadersTM Portfolio	36,178,605	38,310,046
Global Listed Private Equity Portfolio	156,525,631	130,851,608
Golden Dragon Halter USX China Portfolio	76,346,947	74,386,971
Lux Nanotech Portfolio	11,478,165	10,370,859
NASDAQ-100 BuyWrite Portfolio	1,731,526	2,352,643
S&P 500 BuyWrite Portfolio	22,339,014	28,788,141
Value Line Industry Rotation Portfolio	15,567,452	15,553,506
Value Line TimelinessTM Select Portfolio	50,081,597	50,421,099
Water Resources Portfolio	162,385,801	171,235,737
WilderHill Clean Energy Portfolio	144,081,601	145,790,474
WilderHill Progressive Energy Portfolio	10,162,896	10,061,662

66

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

For the period ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Aerospace & Defense Portfolio	$8,109,682	$20,211,918
CleantechTM Portfolio	4,226,293	1,118,538
DWA Technical LeadersTM Portfolio	90,513,358	125,717,196
Global Listed Private Equity Portfolio	76,698,393	32,495,939
Golden Dragon Halter USX China Portfolio	82,283,737	27,537,038
Lux Nanotech Portfolio	6,418,994	4,672,053
NASDAQ-100 BuyWrite Portfolio	2,214,511	—
S&P 500 BuyWrite Portfolio	26,974,962	—
Value Line Industry Rotation Portfolio	19,227,554	21,817,791
Value Line TimelinessTM Select Portfolio	42,499,290	49,715,222
Water Resources Portfolio	17,530,111	62,691,357
WilderHill Clean Energy Portfolio	122,260,109	122,421,155
WilderHill Progressive Energy Portfolio	4,320,602	—

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 9. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to S&P 500 BuyWrite Portfolio and NASDAQ-100 BuyWrite Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 10. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

67

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 11. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

68

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800)337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-4

2009 Semi-Annual Report to Shareholders

October 31, 2009

PowerShares Buyback AchieversTM Portfolio

PowerShares Dividend AchieversTM Portfolio

PowerShares Financial Preferred Portfolio

PowerShares High Yield Equity Dividend
AchieversTM Portfolio

PowerShares International Dividend
AchieversTM Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Dividend Income Portfolios

Schedules of Investments

PowerShares Buyback AchieversTM Portfolio	6

PowerShares Dividend AchieversTM Portfolio	10

PowerShares Financial Preferred Portfolio	14

PowerShares High Yield Equity Dividend AchieversTM Portfolio	16

PowerShares International Dividend AchieversTM Portfolio	18

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	29

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PKW	PowerShares Buyback Achievers(TM) Portfolio	12/20/06	720	292	34	8	1	1	1
PFM	PowerShares Dividend Achievers(TM) Portfolio	09/15/05	1039	503	64	15	3	0	3
PGF	PowerShares Financial Preferred Portfolio	12/01/06	733	246	168	87	29	24	68
PEY	PowerShares High Yield Equity Dividend Achievers(TM) Portfolio	12/09/04	1232	443	43	6	4	0	1
PID	PowerShares International Dividend Achievers(TM) Portfolio	09/15/05	1039	462	56	16	4	2	1

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PKW	370	11	2	0	0	0
PFM	439	9	2	1	0	0
PGF	83	11	10	3	2	2
PEY	637	86	9	1	1	1
PID	375	73	38	7	4	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 30, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Buyback Achievers(TM) Portfolio Actual	$1,000.00	$1,188.13	0.70%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
PowerShares Dividend Achievers(TM) Portfolio Actual	$1,000.00	$1,167.01	0.60%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06
PowerShares Financial Preferred Portfolio Actual	$1,000.00	$1,410.76	0.65%	$3.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio Actual	$1,000.00	$1,214.21	0.60%	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

4

Fees and Expenses (Continued)

	Beginning Account Value April 30, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares International Dividend Achievers(TM) Portfolio Actual	$1,000.00	$1,326.89	0.57%	$3.34
Hypothetical (5% return before expenses)	$1,000.00	$1,022.33	0.57%	$2.91

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

5

Portfolio Composition

PowerShares Buyback AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Consumer Discretionary	25.7
Information Technology	16.6
Industrials	14.5
Financials	11.4
Energy	11.0
Health Care	10.2
Consumer Staples	5.2
Materials	2.5
Telecommunication Services	1.6
Utilities	1.0
Money Market Fund	0.1
Other	0.2

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Consumer Discretionary—25.7%
2,000	Advance Auto Parts, Inc.	$74,520
555	AFC Enterprises, Inc.*	4,457
848	American Greetings Corp., Class A	17,248
1,258	AnnTaylor Stores Corp.*	16,316
580	Arbitron, Inc.	12,574
1,843	Autoliv, Inc.	61,888
1,086	AutoZone, Inc.*	146,947
1,246	Barnes & Noble, Inc.	20,696
1,800	Big Lots, Inc.*	45,090
318	Blue Nile, Inc.*	19,096
673	Bob Evans Farms, Inc.	17,680
435	Build-A-Bear Workshop, Inc.*	2,253
527	California Pizza Kitchen, Inc.*	6,846
645	Cato Corp. (The), Class A	12,713
500	CEC Entertainment, Inc.*	14,605
1,312	Cheesecake Factory, Inc. (The)*	23,852
6,955	Coach, Inc.	229,306
710	Columbia Sportswear Co.	27,015
62,700	Comcast Corp., Class A	909,150
493	Conn's, Inc.*	3,111
1,285	Cooper Tire & Rubber Co.	19,609
491	Cracker Barrel Old Country Store, Inc.	16,277
211	CSS Industries, Inc.	4,283
21,400	DIRECTV Group, Inc. (The)*	562,820
1,254	Domino's Pizza, Inc.*	9,204
1,882	DreamWorks Animation SKG, Inc., Class A*	60,224
5,840	Eastman Kodak Co.	21,900
15,200	Gap, Inc. (The)	324,368
483	Genesco, Inc.*	12,592
3,450	Genuine Parts Co.	120,715

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,300	Harte-Hanks, Inc.	$15,262
3,032	Hasbro, Inc.	82,683
627	Hibbett Sports, Inc.*	11,750
237	Hooker Furniture Corp.	3,036
6,426	International Game Technology	114,640
1,000	International Speedway Corp., Class A	25,510
700	Isle of Capri Casinos, Inc.*	5,425
1,248	Jack in the Box, Inc.*	23,412
393	Kenneth Cole Productions, Inc., Class A	3,737
3,320	Leggett & Platt, Inc.	64,176
5,750	Liberty Global, Inc., Class A*	118,047
7,760	Marriott International, Inc., Class A	194,466
23,900	McDonald's Corp.	1,400,779
1,438	Mediacom Communications Corp., Class A*	6,874
354	Monarch Casino & Resort, Inc.*	2,457
423	Monro Muffler Brake, Inc.	13,109
645	Morgans Hotel Group Co.*	2,141
536	Movado Group, Inc.*	5,617
1,190	Netflix, Inc.*	63,606
57,100	News Corp., Class A	657,792
4,714	Nordstrom, Inc.	149,811
677	NutriSystem, Inc.	14,569
500	P.F. Chang's China Bistro, Inc.*	14,595
1,445	Pacific Sunwear of California, Inc.*	8,728
1,700	Penn National Gaming, Inc.*	42,721
1,130	Phillips-Van Heusen Corp.	45,370
715	Polaris Industries, Inc.	30,080
241	Pre-Paid Legal Services, Inc.*	9,529
450	RC2 Corp.*	5,877
340	Red Robin Gourmet Burgers, Inc.*	5,681
2,590	Sears Holdings Corp.*	175,757

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,470	Service Corp. International	$37,579
2,470	Sherwin-Williams Co. (The)	140,889
1,740	Sinclair Broadcast Group, Inc., Class A	6,856
1,109	Sonic Automotive, Inc., Class A*	9,914
800	Stage Stores, Inc.	9,440
300	Stamps.com, Inc.*	3,012
4,050	Starwood Hotels & Resorts Worldwide, Inc.	117,693
393	Steven Madden Ltd.*	15,917
2,000	Stewart Enterprises, Inc., Class A	9,160
418	Sturm Ruger & Co., Inc.*	4,439
16,425	Target Corp.	795,463
2,700	Tiffany & Co.	106,083
1,204	Timberland Co. (The), Class A*	19,481
790	Tractor Supply Co.*	35,313
500	Universal Technical Institute, Inc.*	8,995
13,224	Viacom, Inc., Class B*	364,850
2,670	Wynn Resorts Ltd.*	144,767
10,180	Yum! Brands, Inc.	335,431
660	Zale Corp.*	3,122
		8,302,996
	Consumer Staples—5.2%
1,918	Alliance One International, Inc.*	8,458
1,200	BJ's Wholesale Club, Inc.*	42,036
7,520	Campbell Soup Co.	238,760
9,640	ConAgra Foods, Inc.	202,440
32,250	Kraft Foods, Inc., Class A	887,520
614	Lancaster Colony Corp.	29,828
281	Nash Finch Co.	8,144
1,352	NBTY, Inc.*	49,226
4,750	Pepsi Bottling Group, Inc. (The)	177,840
510	Universal Corp.	21,211
		1,665,463
	Energy—11.0%
32,400	ConocoPhillips	1,625,832
21,910	Exxon Mobil Corp.	1,570,290
722	Harvest Natural Resources, Inc.*	3,964
1,099	Holly Corp.	31,882
590	Overseas Shipholding Group, Inc.	23,157
439	SEACOR Holdings, Inc.*	35,677
1,131	Tidewater, Inc.	47,129
12,300	Valero Energy Corp.	222,630
		3,560,561
	Financials—11.4%
11,725	Allstate Corp. (The)	346,708
1,265	American Equity Investment Life Holding Co.	8,311
200	American Physicians Capital, Inc.	5,656
5,564	Ameriprise Financial, Inc.	192,904
5,980	Aon Corp.	230,290
2,550	Apartment Investment & Management Co., Class A REIT	31,492

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,470	Ashford Hospitality Trust, Inc. REIT	$5,645
1,000	Bank Mutual Corp.	7,020
2,081	Calamos Asset Management, Inc., Class A	22,058
9,840	Capital One Financial Corp.	360,144
5,790	CB Richard Ellis Group, Inc., Class A*	59,926
7,630	Chubb Corp. (The)	370,208
1,160	Delphi Financial Group, Inc., Class A	25,172
120	FPIC Insurance Group, Inc.*	4,060
600	Harleysville Group, Inc.	18,798
800	Horace Mann Educators Corp.	9,944
270	Infinity Property & Casualty Corp.	10,441
3,970	Janus Capital Group, Inc.	52,086
901	Jones Lang LaSalle, Inc.	42,212
2,000	Knight Capital Group, Inc., Class A*	33,700
9,400	Loews Corp.	311,140
5,110	Moody's Corp.	121,005
10,100	Prudential Financial, Inc.	456,823
475	RLI Corp.	23,750
2,150	Sunstone Hotel Investors, Inc. REIT	16,232
1,800	Torchmark Corp.	73,080
11,930	Travelers Cos., Inc. (The)	593,995
7,200	Unum Group	143,640
3,490	W.R. Berkley Corp.	86,273
2,030	Whitney Holding Corp.	16,301
		3,679,014
	Health Care—10.2%
9,509	Aetna, Inc.	247,519
2,060	Alkermes, Inc.*	16,418
6,480	AmerisourceBergen Corp.	143,532
230	Assisted Living Concepts, Inc., Class A*	4,766
494	Chemed Corp.	22,388
2,200	Health Net, Inc.*	32,802
700	Healthways, Inc.*	11,256
3,900	IMS Health, Inc.	63,921
2,370	Laboratory Corp. of America Holdings*	163,269
1,150	LifePoint Hospitals, Inc.*	32,579
1,465	Lincare Holdings, Inc.*	46,016
210	Matrixx Initiatives, Inc.*	945
5,860	McKesson Corp.	344,158
431	MedCath Corp.*	3,538
10,360	Medco Health Solutions, Inc.*	581,403
992	MEDNAX, Inc.*	51,505
738	Mettler-Toledo International, Inc.*	71,955
550	Molina Healthcare, Inc.*	10,296
1,100	Nabi Biopharmaceuticals*	3,575
541	Nighthawk Radiology Holdings, Inc.*	3,240
694	Omnicell, Inc.*	6,829
2,656	Patterson Cos., Inc.*	67,808
1,300	PSS World Medical, Inc.*	26,286
1,390	Questcor Pharmaceuticals, Inc.*	6,311

See Notes to Financial Statements.

7

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
268	Somanetics Corp.*	$4,007
1,280	STERIS Corp.	37,453
25,400	UnitedHealth Group, Inc.	659,130
1,681	Universal American Financial Corp.*	16,810
1,050	Universal Health Services, Inc., Class B	58,432
1,770	Valeant Pharmaceuticals International*	52,038
300	Vital Images, Inc.*	3,423
10,400	WellPoint, Inc.*	486,304
		3,279,912
	Industrials—14.5%
377	AAON, Inc.	6,790
551	Administaff, Inc.	13,676
340	Advisory Board Co. (The)*	8,378
760	Alaska Air Group, Inc.*	19,547
190	American Science & Engineering, Inc.	12,563
434	ATC Technology Corp.*	9,071
15,880	Boeing Co. (The)	759,064
990	Brink's Co. (The)	23,493
238	Cascade Corp.	5,912
13,610	Caterpillar, Inc.	749,367
415	CDI Corp.	5,055
480	Celadon Group, Inc.*	4,685
245	Consolidated Graphics, Inc.*	4,915
1,827	Copart, Inc.*	58,774
8,550	CSX Corp.	360,639
4,048	Dover Corp.	152,529
1,140	Dun & Bradstreet Corp. (The)	87,278
434	EnPro Industries, Inc.*	9,800
298	Exponent, Inc.*	7,751
406	G&K Services, Inc., Class A	8,993
1,300	Graco, Inc.	35,802
838	Granite Construction, Inc.	23,933
763	H&E Equipment Services, Inc.*	8,088
372	Heidrick & Struggles International, Inc.	10,178
1,178	Herman Miller, Inc.	18,200
662	Horizon Lines, Inc., Class A	3,475
387	Houston Wire & Cable Co.	4,679
10,940	Illinois Tool Works, Inc.	502,365
269	Kadant, Inc.*	3,467
1,780	Kennametal, Inc.	41,937
839	Kforce, Inc.*	9,841
1,000	Knoll, Inc.	9,800
2,550	L-3 Communications Holdings, Inc.	184,339
1,210	Lennox International, Inc.	40,741
424	M&F Worldwide Corp.*	9,023
521	McGrath Rentcorp	10,290
2,032	MPS Group, Inc.*	27,473
1,367	MSC Industrial Direct Co., Class A	58,849
700	Republic Airways Holdings, Inc.*	5,607
412	School Specialty, Inc.*	9,167
1,192	SkyWest, Inc.	16,652

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,100	Spherion Corp.*	$5,445
330	Standard Parking Corp.*	5,808
2,856	Steelcase, Inc., Class A	16,479
2,350	Terex Corp.*	47,517
750	Toro Co. (The)	27,765
745	Tredegar Corp.	10,154
21,750	United Parcel Service, Inc., Class B	1,167,540
1,310	United Rentals, Inc.*	12,432
517	United Stationers, Inc.*	24,371
790	Watts Water Technologies, Inc., Class A	22,317
		4,682,014
	Information Technology—16.6%
1,269	Acme Packet, Inc.*	12,423
2,100	ADC Telecommunications, Inc.*	13,629
11,410	Adobe Systems, Inc.*	375,845
1,363	ADTRAN, Inc.	31,403
919	Advanced Energy Industries, Inc.*	11,221
1,145	Alliance Data Systems Corp.*	62,952
6,410	Altera Corp.	126,854
771	Anixter International, Inc.*	32,266
816	Avid Technology, Inc.*	10,306
950	Avocent Corp.*	23,626
1,400	Benchmark Electronics, Inc.*	23,520
10,806	Broadcom Corp., Class A*	287,548
1,378	Brooks Automation, Inc.*	9,481
1,399	Cirrus Logic, Inc.*	6,771
1,900	Cogent, Inc.*	18,335
800	Cognex Corp.	12,872
790	Cogo Group, Inc.*	4,432
535	Coherent, Inc.*	13,445
3,300	Computer Sciences Corp.*	167,343
5,180	Compuware Corp.*	36,571
2,680	Convergys Corp.*	29,078
3,371	Cypress Semiconductor Corp.*	28,417
800	DealerTrack Holdings, Inc.*	13,184
42,670	Dell, Inc.*	618,288
838	Digital River, Inc.*	19,132
669	DivX, Inc.*	3,218
499	DSP Group, Inc.*	2,884
1,070	DST Systems, Inc.*	44,630
2,310	EarthLink, Inc.*	18,711
28,220	eBay, Inc.*	628,459
1,057	Electronics for Imaging, Inc.*	12,325
950	Exar Corp.*	6,555
1,940	Extreme Networks, Inc.*	3,861
1,713	F5 Networks, Inc.*	76,897
900	FalconStor Software, Inc.*	2,997
2,071	Gartner, Inc.*	38,562
840	Hackett Group, Inc. (The)*	2,621
2,030	Hewitt Associates, Inc., Class A*	72,106
509	Hutchinson Technology, Inc.*	2,962

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Buyback AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
610	Immersion Corp.*	$2,239
1,001	Insight Enterprises, Inc.*	10,530
300	Integral Systems, Inc.*	2,520
3,610	Integrated Device Technology, Inc.*	21,227
930	InterDigital, Inc.*	19,121
2,600	Intersil Corp., Class A	32,630
1,360	Ixia*	9,044
964	j2 Global Communications, Inc.*	19,714
1,844	Jack Henry & Associates, Inc.	42,541
494	Kenexa Corp.*	6,224
3,720	KLA-Tencor Corp.	120,937
4,400	Lawson Software, Inc.*	27,764
1,670	Lexmark International, Inc., Class A*	42,585
700	LoopNet, Inc.*	6,111
14,210	LSI Corp.*	72,755
480	Manhattan Associates, Inc.*	11,016
785	Marchex, Inc., Class B	3,556
1,360	Micrel, Inc.	10,159
3,998	Microchip Technology, Inc.	95,792
261	MicroStrategy, Inc., Class A*	22,777
1,000	MKS Instruments, Inc.*	15,640
900	ModusLink Global Solutions, Inc.*	7,398
5,160	National Semiconductor Corp.	66,770
3,400	NCR Corp.*	34,510
667	Novatel Wireless, Inc.*	5,950
2,100	Novellus Systems, Inc.*	43,218
1,097	OmniVision Technologies, Inc.*	13,449
402	PC-Tel, Inc.*	2,356
865	Plexus Corp.*	21,884
1,834	Polycom, Inc.*	39,376
876	Progress Software Corp.*	20,236
2,570	QLogic Corp.*	45,078
2,900	RealNetworks, Inc.*	10,353
600	Rofin-Sinar Technologies, Inc.*	12,870
1,100	S1 Corp.*	6,600
584	Sigma Designs, Inc.*	7,014
1,640	Silicon Image, Inc.*	3,460
982	Silicon Laboratories, Inc.*	41,146
2,059	Silicon Storage Technology, Inc.*	4,180
1,100	SonicWALL, Inc.*	8,734
16,420	Sun Microsystems, Inc.*	134,316
292	Supertex, Inc.*	7,081
1,760	Sybase, Inc.*	69,626
700	Synaptics, Inc.*	15,750
700	Synchronoss Technologies, Inc.*	7,987
1,100	Tech Data Corp.*	42,273
1,338	TeleTech Holdings, Inc.*	23,937
8,630	Tellabs, Inc.*	51,953
27,600	Texas Instruments, Inc.	647,220
3,700	TIBCO Software, Inc.*	32,375
775	Tyler Technologies, Inc.*	14,740

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,904	ValueClick, Inc.*	$18,735
4,200	VeriSign, Inc.*	95,802
18,950	Xerox Corp.	142,504
6,020	Xilinx, Inc.	130,935
1,250	Zebra Technologies Corp., Class A*	31,250
359	Zygo Corp.*	2,481
		5,364,159
	Materials—2.5%
572	A. Schulman, Inc.	9,936
21,232	Alcoa, Inc.	263,701
2,100	Allegheny Technologies, Inc.	64,806
2,030	Ball Corp.	100,140
900	Carpenter Technology Corp.	18,927
3,093	Celanese Corp., Series A	84,903
1,570	Eastman Chemical Co.	82,441
1,000	H.B. Fuller Co.	19,110
3,730	MeadWestvaco Corp.	85,156
335	NewMarket Corp.	31,323
4,690	Steel Dynamics, Inc.	62,799
768	U.S. Concrete, Inc.*	1,236
		824,478
	Telecommunication Services—1.6%
6,500	CenturyTel, Inc.	210,990
4,620	Cincinnati Bell, Inc.*	14,230
973	Cogent Communications Group, Inc.*	9,856
6,810	Frontier Communications Corp.	48,828
37,600	Qwest Communications International, Inc.	134,984
9,520	Windstream Corp.	91,773
		510,661
	Utilities—1.0%
3,145	Mirant Corp.*	43,967
5,350	Sempra Energy	275,258
		319,225
	Total Common Stocks and Other Equity Interests (Cost $30,295,799)	32,188,483
	Money Market Fund—0.1%
35,867	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $35,867)	35,867
	Total Investments (Cost $30,331,666)—99.8%	32,224,350
	Other assets less liabilities—0.2%	78,961
	Net Assets—100.0%	$32,303,311

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dividend AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Consumer Staples	22.2
Health Care	15.3
Financials	14.6
Industrials	14.1
Energy	10.8
Consumer Discretionary	6.9
Information Technology	5.8
Telecommunication Services	4.7
Materials	3.1
Utilities	2.4
Other	0.1

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—6.9%
891	Cato Corp. (The), Class A	$17,562
1,665	Cedar Fair LP	16,667
4,185	Family Dollar Stores, Inc.	118,435
4,526	Fortune Brands, Inc.	176,288
7,058	Gannett Co., Inc.	69,310
4,811	Genuine Parts Co.	168,337
10,110	H&R Block, Inc.	185,417
7,040	Harley-Davidson, Inc.	175,437
1,917	Harte-Hanks, Inc.	22,506
1,720	John Wiley & Sons, Inc., Class A	60,578
20,217	Johnson Controls, Inc.	483,591
4,593	Leggett & Platt, Inc.	88,783
44,553	Lowe's Cos., Inc.	871,902
905	Matthews International Corp., Class A	33,241
32,909	McDonald's Corp.	1,928,796
9,492	McGraw-Hill Cos., Inc. (The)	273,180
1,308	Meredith Corp.	35,394
6,536	Nordstrom, Inc.	207,714
1,006	Polaris Industries, Inc.	42,322
3,772	Ross Stores, Inc.	166,006
3,418	Sherwin-Williams Co. (The)	194,963
22,671	Target Corp.	1,097,956
12,778	TJX Cos., Inc. (The)	477,258
3,360	VF Corp.	238,694
302	Weyco Group, Inc.	6,735
1,509	Wolverine World Wide, Inc.	38,600
		7,195,672
	Consumer Staples—22.2%
19,361	Archer-Daniels-Midland Co.	583,153
12,874	Avon Products, Inc.	412,612

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,477	Brown-Forman Corp., Class B	$218,522
2,120	Church & Dwight Co., Inc.	120,586
4,201	Clorox Co. (The)	248,825
69,876	Coca-Cola Co. (The)	3,725,090
15,029	Colgate-Palmolive Co.	1,181,730
6,849	Hershey Co. (The)	258,824
4,047	Hormel Foods Corp.	147,554
3,586	J.M. Smucker Co. (The)	189,090
12,498	Kimberly-Clark Corp.	764,378
805	Lancaster Colony Corp.	39,107
3,945	McCormick & Co., Inc.	138,114
47,050	PepsiCo, Inc.	2,848,877
87,997	Procter & Gamble Co. (The)	5,103,826
6,396	SUPERVALU, Inc.	101,505
17,820	Sysco Corp.	471,339
1,610	Tootsie Roll Industries, Inc.	39,944
748	Universal Corp.	31,109
2,106	Vector Group Ltd.	30,558
29,816	Walgreen Co.	1,127,939
104,172	Wal-Mart Stores, Inc.	5,175,265
		22,957,947
	Energy—10.8%
1,518	Buckeye Partners LP	75,475
60,471	Chevron Corp.	4,628,450
5,563	Energy Transfer Partners LP	241,156
18,319	Enterprise Products Partners LP	513,665
70,406	Exxon Mobil Corp.	5,045,998
3,179	Helmerich & Payne, Inc.	120,866
1,509	Holly Corp.	43,776
8,598	Kinder Morgan Energy Partners LP	464,292
		11,133,678

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Financials—14.6%
704	1st Source Corp.	$10,433
14,081	Aflac, Inc.	584,221
1,308	Alexandria Real Estate Equities, Inc. REIT	70,854
16,173	Allstate Corp. (The)	478,236
302	Arrow Financial Corp.	7,680
3,052	Arthur J. Gallagher & Co.	68,090
3,851	Associated Banc-Corp.	49,331
403	BancFirst Corp.	14,552
2,515	BancorpSouth, Inc.	56,789
1,408	Bank of Hawaii Corp.	62,515
509	Bank of The Ozarks, Inc.	11,580
20,717	BB&T Corp.	495,343
4,266	Brown & Brown, Inc.	78,366
503	Capital City Bank Group, Inc.	5,905
4,124	CBL & Associates Properties, Inc. REIT	33,652
720	Chemical Financial Corp.	15,804
10,551	Chubb Corp. (The)	511,935
4,904	Cincinnati Financial Corp.	124,365
1,518	City National Corp.	57,183
4,556	Comerica, Inc.	126,429
2,344	Commerce Bancshares, Inc.	89,916
988	Community Bank System, Inc.	18,387
403	Community Trust Bancorp, Inc.	9,922
1,710	Corporate Office Properties Trust REIT	56,755
1,810	Cullen/Frost Bankers, Inc.	84,690
6,753	Duke Realty Corp. REIT	75,904
779	EastGroup Properties, Inc. REIT	28,675
3,540	Eaton Vance Corp.	100,501
1,054	Entertainment Properties Trust REIT	35,857
1,710	Erie Indemnity Co., Class A	60,277
810	Essex Property Trust, Inc. REIT	60,896
3,408	F.N.B. Corp.	24,129
1,815	Federal Realty Investment Trust REIT	107,139
3,089	Federated Investors, Inc., Class B	81,086
1,615	First Busey Corp.	6,250
486	First Community Bancshares, Inc.	5,657
604	First Financial Bankshares, Inc.	29,264
352	First Financial Corp.	9,761
479	First Financial Holdings, Inc.	6,462
1,652	First Midwest Bancorp, Inc.	17,181
5,460	First Niagara Financial Group, Inc.	70,106
909	Flushing Financial Corp.	10,208
4,718	Forest City Enterprises, Inc., Class A*	41,141
6,945	Franklin Resources, Inc.	726,655
5,307	Fulton Financial Corp.	43,836
704	Getty Realty Corp. REIT	17,255
1,855	Glacier Bancorp, Inc.	24,282
833	Harleysville Group, Inc.	26,098
11,533	Hartford Financial Services Group, Inc. (The)	282,789
3,387	HCC Insurance Holdings, Inc.	89,383

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,801	HCP, Inc. REIT	$260,422
503	Heartland Financial USA, Inc.	6,459
1,006	Home Properties, Inc. REIT	39,415
604	IBERIABANK Corp.	26,159
2,213	Investors Real Estate Trust REIT*	18,523
11,349	Kimco Realty Corp. REIT	143,451
302	Lakeland Financial Corp.	6,212
4,896	Legg Mason, Inc.	142,523
3,366	Liberty Property Trust REIT	98,859
9,107	Lincoln National Corp.	217,020
3,557	M&T Bank Corp.	223,557
2,809	Macerich Co. (The) REIT	83,708
608	MainSource Financial Group, Inc.	3,545
15,818	Marshall & Ilsley Corp.	84,152
1,648	Mercury General Corp.	60,086
3,684	National Penn Bancshares, Inc.	20,704
2,414	National Retail Properties, Inc. REIT	46,783
7,282	Northern Trust Corp.	365,920
2,540	Old National Bancorp	26,340
7,241	Old Republic International Corp.	77,334
402	Old Second Bancorp, Inc.	2,151
429	Park National Corp.	24,916
14,263	ProLogis REIT	161,600
3,144	Realty Income Corp. REIT	72,878
2,421	Regency Centers Corp. REIT	81,225
636	Renasant Corp.	9,311
627	Republic Bancorp, Inc., Class A	11,531
652	RLI Corp.	32,600
834	S&T Bancorp, Inc.	13,135
402	S.Y. Bancorp, Inc.	8,985
503	Sandy Spring Bancorp, Inc.	5,815
5,760	SEI Investments Co.	100,627
402	Simmons First National Corp., Class A	11,763
403	Southside Bancshares, Inc.	8,378
403	Southwest Bancorp, Inc.	3,966
826	Sovran Self Storage, Inc. REIT	24,863
1,199	State Auto Financial Corp.	19,496
14,910	State Street Corp.	625,922
2,422	Sterling Bancshares, Inc.	13,491
2,615	Susquehanna Bancshares, Inc.	14,409
7,764	T. Rowe Price Group, Inc.	378,340
1,207	Tanger Factory Outlet Centers, Inc. REIT	45,950
1,597	Taubman Centers, Inc. REIT	48,724
3,882	TCF Financial Corp.	45,924
302	Tompkins Financial Corp.	13,098
2,002	Transatlantic Holdings, Inc.	101,101
1,732	Trustmark Corp.	32,821
57,652	U.S. Bancorp	1,338,679
4,540	UDR, Inc. REIT	65,285
1,207	UMB Financial Corp.	48,002
1,309	United Bankshares, Inc.	23,366

See Notes to Financial Statements.

11

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
302	Universal Health Realty Income Trust REIT	$9,588
798	Urstadt Biddle Properties, Inc., Class A REIT	11,786
4,312	Valley National Bancorp	57,263
5,411	Vornado Realty Trust REIT	322,279
1,107	W.P. Carey & Co. LLC	30,664
1,756	Washington REIT	46,885
3,383	Washington Federal, Inc.	58,018
403	Washington Trust Bancorp, Inc.	6,053
2,051	Webster Financial Corp.	23,197
3,612	Weingarten Realty Investors REIT	66,822
140,860	Wells Fargo & Co.	3,876,467
801	WesBanco, Inc.	11,334
201	Wesco Financial Corp.	65,928
877	Westamerica Bancorp	41,921
2,715	Whitney Holding Corp.	21,801
2,090	Wilmington Trust Corp.	25,185
101	WSFS Financial Corp.	2,788
		15,121,228
	Health Care—15.3%
46,619	Abbott Laboratories	2,357,523
2,012	Beckman Coulter, Inc.	129,432
7,218	Becton, Dickinson and Co.	493,423
2,911	C.R. Bard, Inc.	218,529
10,845	Cardinal Health, Inc.	307,347
4,481	DENTSPLY International, Inc.	147,694
34,645	Eli Lilly & Co.	1,178,277
83,067	Johnson & Johnson	4,905,106
33,374	Medtronic, Inc.	1,191,452
1,222	Meridian Bioscience, Inc.	27,116
1,207	Owens & Minor, Inc.	49,354
243,711	Pfizer, Inc.	4,150,398
11,987	Stryker Corp.	551,402
1,207	Teleflex, Inc.	60,048
992	West Pharmaceutical Services, Inc.	39,154
		15,806,255
	Industrials—14.1%
21,055	3M Co.	1,549,016
944	A.O. Smith Corp.	37,411
1,559	ABM Industries, Inc.	29,278
3,400	Avery Dennison Corp.	121,210
403	Badger Meter, Inc.	15,020
1,578	Brady Corp., Class A	42,732
5,077	C.H. Robinson Worldwide, Inc.	279,793
1,811	Carlisle Cos., Inc.	56,213
18,730	Caterpillar, Inc.	1,031,274
4,610	Cintas Corp.	127,651
1,509	CLARCOR, Inc.	44,410
302	Courier Corp.	4,479
9,685	Danaher Corp.	660,808
2,330	Donaldson Co., Inc.	83,111

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,613	Dover Corp.	$211,498
22,662	Emerson Electric Co.	855,491
6,396	Expeditors International of Washington, Inc.	206,079
4,473	Fastenal Co.	154,319
696	Franklin Electric Co., Inc.	18,987
11,612	General Dynamics Corp.	728,072
320,420	General Electric Co.	4,569,189
503	Gorman-Rupp Co. (The)	12,419
2,422	Harsco Corp.	76,269
1,357	HNI Corp.	35,716
15,080	Illinois Tool Works, Inc.	692,474
10,831	Masco Corp.	127,264
716	McGrath Rentcorp	14,141
1,084	Mine Safety Appliances Co.	27,631
252	NACCO Industries, Inc., Class A	15,019
1,012	Nordson Corp.	53,403
1,074	Otter Tail Corp.	24,981
4,828	Parker Hannifin Corp.	255,691
2,965	Pentair, Inc.	86,282
6,243	Pitney Bowes, Inc.	152,954
503	Raven Industries, Inc.	12,424
2,732	Roper Industries, Inc.	138,103
2,393	Stanley Works (The)	108,235
503	Tennant Co.	13,410
28,270	United Technologies Corp.	1,737,191
503	Universal Forest Products, Inc.	17,947
2,213	W.W. Grainger, Inc.	207,424
		14,635,019
	Information Technology—5.8%
15,167	Automatic Data Processing, Inc.	603,646
2,011	Diebold, Inc.	60,813
39,608	International Business Machines Corp.	4,777,121
2,532	Jack Henry & Associates, Inc.	58,413
6,832	Linear Technology Corp.	176,812
10,897	Paychex, Inc.	309,584
		5,986,389
	Materials—3.1%
6,334	Air Products & Chemicals, Inc.	488,541
2,761	Albemarle Corp.	87,192
2,041	AptarGroup, Inc.	72,068
3,257	Bemis Co., Inc.	84,128
7,141	Ecolab, Inc.	313,918
1,408	H.B. Fuller Co.	26,907
1,343	Martin Marietta Materials, Inc.	111,899
1,064	Myers Industries, Inc.	9,331
9,488	Nucor Corp.	378,097
5,035	PPG Industries, Inc.	284,125
9,250	Praxair, Inc.	734,820
3,822	RPM International, Inc.	67,344
3,673	Sigma-Aldrich Corp.	190,739

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,015	Sonoco Products Co.	$80,651
302	Stepan Co.	17,287
3,041	Valspar Corp. (The)	77,150
3,748	Vulcan Materials Co.	172,521
		3,196,718
	Telecommunication Services—4.7%
177,900	AT&T, Inc.	4,566,693
8,963	CenturyTel, Inc.	290,939
713	Shenandoah Telecommunications Co.	11,900
		4,869,532
	Utilities—2.4%
543	American States Water Co.	18,000
4,099	Aqua America, Inc.	63,330
2,782	Atmos Energy Corp.	77,479
1,171	Black Hills Corp.	28,537
626	California Water Service Group	22,893
202	Connecticut Water Service, Inc.	4,505
8,292	Consolidated Edison, Inc.	337,319
2,163	Energen Corp.	94,912
12,406	FPL Group, Inc.	609,135
2,304	Integrys Energy Group, Inc.	79,718
5,550	MDU Resources Group, Inc.	115,163
704	MGE Energy, Inc.	24,654
402	Middlesex Water Co.	6,187
2,414	National Fuel Gas Co.	109,451
1,249	New Jersey Resources Corp.	43,965
705	Northwest Natural Gas Co.	29,476
2,205	Piedmont Natural Gas Co., Inc.	51,332
8,421	Progress Energy, Inc.	316,040
5,230	Questar Corp.	208,363
503	SJW Corp.	10,950
704	Southwest Water Co.	3,921
1,002	Suburban Propane Partners LP	43,106
3,269	UGI Corp.	78,064
2,445	Vectren Corp.	55,110
1,512	WGL Holdings, Inc.	49,987
		2,481,597
	Total Investments (Cost $102,932,975)—99.9%	103,384,035
	Other assets less liabilities—0.1%	89,842
	Net Assets—100.0%	$103,473,877

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Financial Preferred Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Banks	63.1
Insurance	28.2
Diversified Financial Services	8.1
Money Market Fund	0.8
Other	(0.2)

Schedule of Investments

PowerShares Financial Preferred Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Preferred Stocks—99.4%
	Banks—63.1%
1,721,702	Bank of America Corp., 6.20%, Series D(~)	$30,594,645
2,007,184	Bank of America Corp., 7.25%, Series J(~)	41,147,272
5,031,768	Bank of America Corp., 8.20%	111,000,802
3,071,802	Bank of America Corp., 8.63%, Series MER	71,419,396
373,107	Barclays, 6.63%, Series 2(United Kingdom)	7,536,761
224,598	Barclays, 7.75%, Series 4(United Kingdom)	5,138,802
4,884,838	Barclays Bank PLC, 8.13%, Series 5(United Kingdom)	115,037,935
1,684,250	Goldman Sachs Group, Inc.(The), 6.20%, Series B(~)	42,207,305
2,646,683	HSBC Holdings PLC, 8.13% (United Kingdom)	66,167,075
892,983	HSBC USA, Inc., 6.50%, Series H(~)	18,127,555
2,533,530	JPMorgan Chase & Co., 8.63%, Series J	67,442,569
1,441,655	National Bank of Greece SA, 9.00% (Greece)(~)	35,320,547
467,372	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	4,734,478
2,001,527	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)(~)	20,575,698
1,597,704	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	16,520,259
1,711,938	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	18,180,782
1,289,274	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	13,872,588
3,460,410	Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)(~)	40,625,213

Number of Shares		Value
	Preferred Stocks (Continued)
1,587,474	Santander Finance SA Unipersonal, 10.50%, Series 10(Spain)	$43,433,289
1,137,405	U.S. Bancorp, 7.88%, Series D(~)	30,402,836
2,755,286	Wells Fargo & Co., 8.00%, Series J	67,366,743
		866,852,550
	Diversified Financial Services—8.1%
2,492,809	Credit Suisse Guernsey, 7.90% (Switzerland)	61,697,023
1,115,503	HSBC Finance Corp., 6.36%	21,306,107
1,101,935	Repsol International Capital Ltd., 7.45%, Series A	27,548,375
		110,551,505
	Insurance—28.2%
1,106,861	Aegon NV, 6.38% (Netherlands)	18,373,893
529,220	Aegon NV, 6.50% (Netherlands)	8,594,533
591,520	Aegon NV, 6.88% (Netherlands)	10,049,925
1,715,414	Aegon NV, 7.25% (Netherlands)	31,014,685
557,752	Axis Capital Holdings Ltd., 7.25%, Series A(~)	12,577,308
1,644,665	ING Groep NV, 6.13% (Netherlands)(~)	25,739,007
2,414,290	ING Groep NV, 6.38% (Netherlands)(~)	37,952,639
2,969,544	ING Groep NV, 7.38% (Netherlands)	52,471,842
3,195,065	ING Groep NV, 8.50% (Netherlands)	64,476,412
2,816,458	MetLife, Inc., 6.50%, Series B	61,201,632
646,994	PartnerRe Ltd., 6.75%, Series C(~)	14,317,977
669,296	Prudential PLC, 6.50% (United Kingdom)(~)	13,988,286
557,752	Prudential PLC, 6.75% (United Kingdom)	12,119,951
557,752	Renaissancere Holdings Ltd., 6.08%, Series C	10,441,117
669,296	RenaissanceRe Holdings Ltd., 6.60%, Series D(~)	13,794,191
		387,113,398
	Total Preferred Stocks (Cost $1,186,887,343)	1,364,517,453

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Financial Preferred Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.8%
11,491,062	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $11,491,062)	$11,491,062
	Total Investments (Cost $1,198,378,405)—100.2%	1,376,008,515
	Liabilities in excess of other assets—(0.2%)	(2,956,499)
	Net Assets—100.0%	$1,373,052,016

(~)  Affiliated Investment. The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. See Note 4.

This Fund has holdings greater than 10% of net assets in the following countries:

United Kingdom	24.4%
Netherlands	18.1%

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares High Yield Equity Dividend AchieversTM Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Banks	17.9
Electric	16.1
Insurance	14.3
Agriculture	7.7
Telecommunications	7.6
Gas	5.5
Chemicals	4.2
REITS	4.2
Miscellaneous Manufacturing	4.1
Office/Business Equipment	3.1
Leisure Time	2.9
Machinery-Diversified	2.6
Media	2.1
Pharmaceuticals	2.0
Diversified Financial Services	1.9
Office Furnishings	1.9
Building Materials	1.2
Household Products/Wares	1.2
Savings & Loans	0.7
Money Market Fund	0.0
Other	(1.2)

Schedule of Investments

PowerShares High Yield Equity Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—101.2%
	Agriculture—7.7%
59,200	Universal Corp.	$2,462,128
398,590	Vector Group Ltd.	5,783,541
		8,245,669
	Banks—17.9%
81,887	Associated Banc-Corp.	1,048,972
51,000	BB&T Corp.	1,219,410
13,840	Comerica, Inc.	384,060
532,799	F.N.B. Corp.	3,772,217
109,310	Fulton Financial Corp.	902,901
39,591	M&T Bank Corp.	2,488,294
55,400	Marshall & Ilsley Corp.	294,728
139,605	Old National Bancorp	1,447,704
69,043	Old Second Bancorp, Inc.	369,380
60,450	Park National Corp.	3,510,936
332,100	Susquehanna Bancshares, Inc.	1,829,871
71,790	TCF Financial Corp.	849,276
22,315	U.S. Bancorp	518,154
15,574	Webster Financial Corp.	176,142
29,084	Whitney Holding Corp.	233,545
12,241	Wilmington Trust Corp.	147,504
		19,193,094
	Building Materials—1.2%
109,098	Masco Corp.	1,281,901
	Chemicals—4.2%
36,309	PPG Industries, Inc.	2,048,917
138,813	RPM International, Inc.	2,445,885
		4,494,802

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Diversified Financial Services—1.9%
77,787	Federated Investors, Inc., Class B	$2,041,909
	Electric—16.1%
128,850	Black Hills Corp.	3,140,074
79,969	Consolidated Edison, Inc.	3,253,139
126,310	Integrys Energy Group, Inc.	4,370,326
124,823	Otter Tail Corp.	2,903,383
96,890	Progress Energy, Inc.	3,636,282
		17,303,204
	Gas—5.5%
93,607	Atmos Energy Corp.	2,606,955
144,971	Vectren Corp.	3,267,646
		5,874,601
	Household Products/Wares—1.2%
35,705	Avery Dennison Corp.	1,272,883
	Insurance—14.3%
50,984	Allstate Corp. (The)	1,507,597
134,016	Arthur J. Gallagher & Co.	2,989,897
138,050	Cincinnati Financial Corp.	3,500,948
18,503	Hartford Financial Services Group, Inc. (The)	453,694
99,605	Mercury General Corp.	3,631,598
303,788	Old Republic International Corp.	3,244,456
		15,328,190
	Leisure Time—2.9%
39,700	Harley-Davidson, Inc.	989,324
50,767	Polaris Industries, Inc.	2,135,768
		3,125,092

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares High Yield Equity Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Machinery-Diversified—2.6%
46,643	NACCO Industries, Inc., Class A	$2,779,923
	Media—2.1%
70,016	Gannett Co., Inc.	687,557
58,355	Meredith Corp.	1,579,086
		2,266,643
	Miscellaneous Manufacturing—4.1%
96,414	General Electric Co.	1,374,863
157,330	Leggett & Platt, Inc.	3,041,189
		4,416,052
	Office Furnishings—1.9%
76,911	HNI Corp.	2,024,297
	Office/Business Equipment—3.1%
135,268	Pitney Bowes, Inc.	3,314,066
	Pharmaceuticals—2.0%
128,388	Pfizer, Inc.	2,186,448
	REIT—4.2%
182,493	Getty Realty Corp.	4,472,903
	Savings & Loans—0.7%
52,940	First Financial Holdings, Inc.	714,161
	Telecommunications—7.6%
133,006	AT&T, Inc.	3,414,264
147,400	CenturyTel, Inc.	4,784,604
		8,198,868
	Total Common Stocks and Other Equity Interests (Cost $104,284,965)	108,534,706
	Money Market Fund—0.0%
61,302	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $61,302)	61,302
	Total Investments (Cost $104,346,267)—101.2%	108,596,008
	Liabilities in excess of other assets—(1.2%)	(1,312,702)
	Net Assets—100.0%	$107,283,306

REIT Real Estate Investment Trust

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares International Dividend AchieversTM Portfolio

Sector Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Financials	27.4
Energy	15.0
Telecommunication Services	12.9
Consumer Discretionary	11.2
Industrials	9.0
Consumer Staples	5.4
Health Care	5.3
Materials	5.3
Utilities	4.9
Information Technology	3.5
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—2.3%
48,710	BHP Billiton Ltd. ADR	$3,194,402
45,262	Westpac Banking Corp. ADR	5,305,611
		8,500,013
	Bahamas—2.1%
360,140	Teekay Corp.	7,472,905
	Bermuda—6.3%
118,130	Axis Capital Holdings Ltd.	3,412,776
106,770	Max Capital Group Ltd.	2,204,800
41,950	RenaissanceRe Holdings Ltd.	2,202,375
963,898	Tsakos Energy Navigation Ltd.	14,959,697
		22,779,648
	Canada—27.3%
144,000	Bank of Montreal	6,677,280
125,468	Bank of Nova Scotia	5,242,053
142,508	Brookfield Asset Management, Inc., Class A	2,978,417
647,685	Brookfield Properties Corp.	6,580,480
38,204	Cameco Corp.	1,039,531
120,560	Canadian Imperial Bank of Commerce	6,887,593
53,227	Canadian National Railway Co.	2,567,670
11,632	Canadian Natural Resources Ltd.	752,241
61,246	Canadian Pacific Railway Ltd.	2,640,315
120,668	Enbridge, Inc.	4,686,745
65,442	EnCana Corp.	3,624,832
34,364	Imperial Oil Ltd.	1,293,805
326,184	Manulife Financial Corp.	6,063,761
272,444	Methanex Corp.	4,672,415

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
86,752	Ritchie Bros. Auctioneers, Inc.	$1,901,604
92,024	Royal Bank of Canada	4,638,010
317,435	Shaw Communications, Inc., Class B	5,634,471
210,005	Sun Life Financial, Inc.	5,745,737
42,428	Suncor Energy, Inc.	1,400,973
81,597	Talisman Energy, Inc.	1,384,701
260,066	Telus Corp.	7,684,950
141,776	Thomson Reuters Corp.	4,487,210
79,733	Toronto-Dominion Bank (The)	4,563,917
196,128	TransCanada Corp.	5,989,749
		99,138,460
	Cayman Islands—0.6%
143,077	Consolidated Water Co., Inc.	2,111,816
	Chile—0.9%
91,912	Sociedad Quimica y Minera de Chile SA ADR	3,377,766
	China—1.5%
61,451	China Telecom Corp. Ltd. ADR	2,702,615
105,889	Huaneng Power International, Inc. ADR	2,701,228
		5,403,843
	Denmark—0.4%
25,246	Novo Nordisk A/S ADR	1,569,039
	Finland—1.3%
381,380	Nokia Oyj Corp. ADR	4,809,202

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	France—3.7%
105,096	AXA SA ADR	$2,606,381
133,624	Sanofi-Aventis ADR	4,933,398
177,377	Veolia Environnement ADR	5,786,038
		13,325,817
	Germany—1.4%
30,537	Fresenius Medical Care AG & Co. KGaA ADR	1,476,769
29,076	SAP AG ADR	1,316,271
23,420	Siemens AG ADR	2,108,268
		4,901,308
	India—0.2%
5,890	HDFC Bank Ltd. ADR	651,493
	Ireland—1.2%
173,268	CRH PLC ADR	4,284,918
	Israel—0.3%
23,622	Teva Pharmaceutical Industries Ltd. ADR	1,192,439
	Japan—9.7%
101,005	Canon, Inc. ADR	3,803,848
69,144	Honda Motor Co. Ltd. ADR	2,141,390
60,491	Kubota Corp. ADR	2,323,459
21,164	Kyocera Corp. ADR	1,766,559
622,436	Mitsubishi UFJ Financial Group, Inc. ADR	3,305,135
10,326	Mitsui & Co. Ltd. ADR	2,698,287
48,524	Nidec Corp. ADR	1,018,034
162,608	Nippon Telegraph & Telephone Corp. ADR	3,339,968
284,788	NTT DoCoMo, Inc. ADR	4,103,795
49,601	ORIX Corp. ADR	1,602,112
209,961	Panasonic Corp. ADR	2,996,144
44,546	Toyota Motor Corp. ADR	3,514,234
43,833	Wacoal Holdings Corp. ADR	2,647,952
		35,260,917
	Mexico—4.4%
30,748	America Movil SAB de CV, Series L ADR	1,356,909
14,460	Fomento Economico Mexicano SAB de CV ADR	626,263
345,022	Grupo Aeroportuario del Sureste SAB de CV ADR	14,038,945
		16,022,117
	Netherlands—4.0%
170,264	Koninklijke (Royal) Philips Electronics NV	4,271,924
234,941	Reed Elsevier NV ADR	5,443,583
153,067	Unilever NV	4,728,239
		14,443,746

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Peru—0.7%
37,085	Credicorp Ltd.	$2,559,978
	Portugal—2.0%
645,507	Portugal Telecom SGPS SA ADR	7,320,049
	Russia—2.1%
170,108	Mobile Telesystems OJSC ADR	7,705,892
	South Africa—1.0%
100,124	Sasol Ltd. ADR	3,743,636
	Spain—4.5%
287,526	Banco Bilbao Vizcaya Argentaria SA ADR	5,117,963
353,548	Banco Santander SA ADR	5,677,981
66,764	Telefonica SA ADR	5,603,502
		16,399,446
	Switzerland—0.6%
15,545	Alcon, Inc.	2,219,671
	United Kingdom—18.1%
134,584	AstraZeneca PLC ADR	6,044,167
71,237	BHP Billiton PLC ADR	3,861,045
145,500	BP PLC ADR	8,238,210
88,348	British American Tobacco PLC ADR	5,674,592
51,580	Cadbury PLC ADR	2,612,011
91,368	HSBC Holdings PLC ADR	5,060,874
339,528	InterContinental Hotels Group PLC ADR	4,315,401
146,446	National Grid PLC ADR	7,265,186
405,705	Pearson PLC ADR	5,521,645
44,295	Smith & Nephew PLC ADR	1,959,168
145,496	Unilever PLC ADR	4,340,146
311,038	Vodafone Group PLC ADR	6,901,933
87,866	WPP PLC ADR	3,934,640
		65,729,018
	United States—3.4%
48,999	ACE Ltd.	2,516,589
26,738	Bunge Ltd.	1,525,670
41,055	PartnerRe Ltd.	3,139,886
183,556	Willis Group Holdings Ltd.	4,956,012
		12,138,157
	Total Common Stocks and Other Equity Interests (Cost $350,863,658)	363,061,294

See Notes to Financial Statements.

19

Schedule of Investments (Continued)

PowerShares International Dividend AchieversTM Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Money Market Fund—0.1%
544,514	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $544,514)	$544,514
	Total Investments (Cost $351,408,172)—100.1%	363,605,808
	Liabilities in excess of other assets—(0.1%)	(398,391)
	Net Assets—100.0%	$363,207,417

ADR American Depositary Receipt

See Notes to Financial Statements.

20

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Statements of Assets and Liabilities

October 31, 2009 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
ASSETS:
Unaffiliated investments at value	$32,224,350	$103,384,035	$998,638,036	$108,596,008	$363,605,808
Affiliated investments at value (Note 4)	—	—	377,370,479	—	—
Receivables:
Shares sold	950,098	1,182,559	—	6,546,096	7,938,960
Investments sold	284,768	1,098,582	9,924,500	12,065,658	49,407,227
Dividends	35,457	177,899	5,316,329	156,247	721,773
Expense waivers	8,099	5,592	—	2,713	—
Foreign tax reclaims	—	—	—	—	139,326
Other assets	1,228	2,494	16,513	1,780	3,479
Total Assets	33,504,000	105,851,161	1,391,265,857	127,368,502	421,816,573
LIABILITIES:
Due to custodian	3,009	127,066	10,056,139	542,943	10,918
Payables:
Shares repurchased	950,098	591,280	—	6,546,096	7,938,960
Investments purchased	186,375	1,551,859	7,299,387	12,892,152	50,409,868
Accrued advisory fees	14,164	35,419	599,967	38,594	128,514
Accrued expenses	47,043	71,660	258,348	65,411	120,896
Total Liabilities	1,200,689	2,377,284	18,213,841	20,085,196	58,609,156
NET ASSETS	$32,303,311	$103,473,877	$1,373,052,016	$107,283,306	$363,207,417
NET ASSETS CONSIST OF:
Shares of beneficial interest	$52,369,016	$123,464,717	$1,259,316,696	$241,768,813	$557,582,578
Undistributed net investment income (loss)	35,942	491,162	(5,675,422)	18,369	3,242,259
Accumulated net realized (loss) on investments	(21,994,331)	(20,933,062)	(58,219,368)	(138,753,617)	(209,815,056)
Net unrealized appreciation on investments	1,892,684	451,060	177,630,110	4,249,741	12,197,636
Net Assets	$32,303,311	$103,473,877	$1,373,052,016	$107,283,306	$363,207,417
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,700,000	8,750,000	89,250,000	14,750,000	27,450,000
Net asset value	$19.00	$11.83	$15.38	$7.27	$13.23
Share price	$18.98	$11.84	$15.35	$7.28	$13.21
Unaffiliated investments at cost	$30,331,666	$102,932,975	$856,212,573	$104,346,267	$351,408,172
Affiliated investments at cost	$—	$—	$342,165,832	$—	$—

See Notes to Financial Statements.

22

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)

	PowerShares Buyback AchieversTM Portfolio	PowerShares Dividend AchieversTM Portfolio	PowerShares Financial Preferred Portfolio	PowerShares High Yield Equity Dividend AchieversTM Portfolio	PowerShares International Dividend AchieversTM Portfolio
INVESTMENT INCOME:
Unaffiliated dividend income	$316,432	$1,299,293	$41,703,455	$2,486,406	$6,647,331
Affiliated dividend income	—	—	16,389,292	—	—
Foreign withholding taxes	—	—	—	—	(580,380)
Total Income	316,432	1,299,293	58,092,747	2,486,406	6,066,951
EXPENSES:
Advisory fees	79,239	180,127	3,053,989	198,625	671,338
Accounting & administration fees	32,132	32,132	153,531	32,132	41,008
Professional fees	15,853	16,962	39,496	17,094	21,821
Sub-licensing	15,848	45,035	610,798	49,656	167,834
Custodian & transfer Agent fees	6,471	10,241	36,917	5,515	13,343
Trustees	2,553	3,613	21,732	3,690	7,707
Other expenses	8,135	24,502	52,575	17,197	39,746
Total Expenses	160,231	312,612	3,969,038	323,909	962,797
(Waivers) and/or Recapture	(49,296)	(42,416)	—	(25,972)	—
Net Expenses	110,935	270,196	3,969,038	297,937	962,797
Net Investment Income	205,497	1,029,097	54,123,709	2,188,469	5,104,154
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(70,901)	(1,630,572)	7,461,911	(2,954,297)	(27,337,493)
In-kind redemptions	431,331	(945,927)	25,243,291	2,945,340	6,543,141
Foreign currency related transactions	—	—	—	—	(469)
Net realized gain (loss)	360,430	(2,576,499)	32,705,202	(8,957)	(20,794,821)
Net change in unrealized appreciation on investments	4,824,821	14,934,641	250,558,827	16,668,550	101,969,402
Net realized and unrealized gain on investments	5,185,251	12,358,142	283,264,029	16,659,593	81,174,581
Net increase in net assets resulting from operations	$5,390,748	$13,387,239	$337,387,738	$18,848,062	$86,278,735

See Notes to Financial Statements.

23

Statements of Changes in Net Assets

	PowerShares Buyback AchieversTM Portfolio		PowerShares Dividend AchieversTM Portfolio		PowerShares Financial Preferred Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$205,497	$582,297	$1,029,097	$2,203,526	$54,123,709	$43,970,503
Net realized gain (loss) on investments	360,430	(16,495,774)	(2,576,499)	(17,861,143)	32,705,202	(79,802,465)
Net change in unrealized appreciation (depreciation) on investments	4,824,821	(88,168)	14,934,641	(12,388,077)	250,558,827	(65,037,561)
Net increase (decrease) in net assets resulting from operations	5,390,748	(16,001,645)	13,387,239	(28,045,694)	337,387,738	(100,869,523)
Undistributed net investment income (loss) included in the price of units issued and redeemed	6,239	(41,505)	4,401	182,813	(776,919)	502,058
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(309,630)	(456,573)	(1,380,445)	(1,482,708)	(55,728,234)	(46,382,363)
Return of capital	—	—	—	—	—	(744,661)
Total distributions to shareholders	(309,630)	(456,573)	(1,380,445)	(1,482,708)	(55,728,234)	(47,127,024)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,570,792	—	18,581,918	77,327,973	363,918,549	710,379,663
Value of shares repurchased	(2,804,383)	(17,217,725)	(12,565,897)	(22,099,826)	(46,170,236)	(25,864,980)
Net income (loss) equalization	(6,239)	41,505	(4,401)	(182,813)	776,919	(502,058)
Net increase (decrease) in net assets resulting from shares transactions	(239,830)	(17,176,220)	6,011,620	55,045,334	318,525,232	684,012,625
Increase (Decrease) in Net Assets	4,847,527	(33,675,943)	18,022,815	25,699,745	599,407,817	536,518,136
NET ASSETS:
Beginning of period	27,455,784	61,131,727	85,451,062	59,751,317	773,644,199	237,126,063
End of period	$32,303,311	$27,455,784	$103,473,877	$85,451,062	$1,373,052,016	$773,644,199
Undistributed net investment income (loss) at end of period	$35,942	$133,836	$491,162	$838,109	$(5,675,422)	$(3,293,978)
CHANGES IN SHARES OUTSTANDING:
Shares sold	150,000	—	1,600,000	6,800,000	24,550,000	59,400,000
Shares repurchased	(150,000)	(1,000,000)	(1,150,000)	(2,200,000)	(3,100,000)	(2,800,000)
Shares outstanding, beginning of year	1,700,000	2,700,000	8,300,000	3,700,000	67,800,000	11,200,000
Shares outstanding, end of year	1,700,000	1,700,000	8,750,000	8,300,000	89,250,000	67,800,000

See Notes to Financial Statements.

24

	PowerShares High Yield Equity Dividend AchieversTM Portfolio		PowerShares International Dividend AchieversTM Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income	$2,188,469	$6,705,369	$5,104,154	$14,435,715
Net realized gain (loss) on investments	(8,957)	(130,934,983)	(20,794,821)	(220,533,133)
Net change in unrealized appreciation (depreciation) on investments	16,668,550	46,776,383	101,969,402	(62,969,469)
Net increase (decrease) in net assets resulting from operations	18,848,062	(77,453,231)	86,278,735	(269,066,887)
Undistributed net investment income (loss) included in the price of units issued and redeemed	10,837	(12,060)	479,262	(238,634)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,174,688)	(6,711,618)	(5,561,479)	(15,651,696)
Return of capital	—	(423,105)	—	—
Total distributions to shareholders	(2,174,688)	(7,134,723)	(5,561,479)	(15,651,696)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,051,719	55,194,101	38,860,380	169,724,730
Value of shares repurchased	(9,288,131)	(67,836,421)	(12,953,802)	(180,052,073)
Net income (loss) equalization	(10,837)	12,060	(479,262)	238,634
Net increase (decrease) in net assets resulting from shares transactions	3,752,751	(12,630,260)	25,427,316	(10,088,709)
Increase (Decrease) in Net Assets	20,436,962	(97,230,274)	106,623,834	(295,045,926)
NET ASSETS:
Beginning of period	86,846,344	184,076,618	256,583,583	551,629,509
End of period	$107,283,306	$86,846,344	$363,207,417	$256,583,583
Undistributed net investment income (loss) at end of period	$18,369	$(6,249)	$3,242,259	$3,220,322
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,850,000	8,300,000	3,150,000	12,000,000
Shares repurchased	(1,300,000)	(10,300,000)	(1,000,000)	(14,800,000)
Shares outstanding, beginning of year	14,200,000	16,200,000	25,300,000	28,100,000
Shares outstanding, end of year	14,750,000	14,200,000	27,450,000	25,300,000

25

Financial Highlights

PowerShares Buyback AchieversTM Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,		For the Period December 20, 2006* Through
	(Unaudited)		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$16.15		$22.64	$25.99	$24.98
Net investment income**	0.12		0.26	0.10	0.01
Net realized and unrealized gain (loss) on investments	2.91		(6.55)	(3.35)	1.02
Total from investment operations	3.03		(6.29)	(3.25)	1.03
Distributions to shareholders from:
Net investment income	(0.18)		(0.20)	(0.10)	(0.02)
Net asset value at end of period	$19.00		$16.15	$22.64	$25.99
Share price at end of period***	$18.98		$16.16
NET ASSET VALUE, TOTAL RETURN****	18.81%		(27.87)%	(12.53)%	4.13%
SHARE PRICE TOTAL RETURN****	18.61%		(27.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,303		$27,456	$61,132	$62,383
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.70	%†	0.70%	0.73%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	1.01	%†	0.92%	0.79%	1.04	%†
Net investment income, after (Waivers) and/or Recapture	1.30	%†	1.39%	0.41%	0.15	%†
Portfolio turnover rate ††	2%		56%	46%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$(0.02)	$(0.01)	$0.01

PowerShares Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period September 15, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.30		$16.15	$17.52	$15.63	$14.84
Net investment income**	0.13		0.36	0.37	0.32	0.17
Net realized and unrealized gain (loss) on investments	1.58		(5.92)	(1.41)	1.88	0.78
Total from investment operations	1.71		(5.56)	(1.04)	2.20	0.95
Distributions to shareholders from:
Net investment income	(0.18)		(0.29)	(0.33)	(0.31)	(0.16)
Net asset value at end of period	$11.83		$10.30	$16.15	$17.52	$15.63
Share price at end of period***	$11.84		$10.30	—	—	—
NET ASSET VALUE, TOTAL RETURN****	16.70%		(34.84)%	(6.00)%	14.26%	6.45%
SHARE PRICE TOTAL RETURN****	16.79%		(34.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$103,474		$85,451	$59,751	$70,079	$23,449
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60	%†	0.60%	0.60%	0.60%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.69	%†	0.74%	0.72%	0.92%	1.02	%†
Net investment income, after (Waivers) and/or Recapture	2.29	%†	3.11%	2.15%	1.94%	1.81	%†
Portfolio turnover rate ††	6%		31%	8%	9%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.03	$(0.01)	$0.03	$0.00	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

26

Financial Highlights (Continued)

PowerShares Financial Preferred Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period December 1, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.41	$21.17	$24.78	$25.12
Net investment income**	0.67	1.35	1.35	0.41
Net realized and unrealized gain (loss) on investments	3.98	(9.63)	(3.50)	(0.12)
Total from investment operations	4.65	(8.28)	(2.15)	0.29
Distributions to shareholders from:
Net investment income	(0.68)	(1.46)	(1.46)	(0.63)
Return of capital	—	(0.02)	—	—
Total distributions	(0.68)	(1.48)	(1.46)	(0.63)
Net asset value at end of period	$15.38	$11.41	$21.17	$24.78
Share price at end of period***	$15.35	$11.41
NET ASSET VALUE, TOTAL RETURN****	41.08%	(39.56)%	(8.77)%	1.18%
SHARE PRICE TOTAL RETURN****	40.79%	(39.82)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,373,052	$773,644	$237,126	$99,118
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.69%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	0.65%†	0.68%	0.74%	0.89%†
Net investment income, after (Waivers) and/or Recapture	8.86%†	11.49%	6.20%	4.63%†
Portfolio turnover rate ††	9%	45%	80%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$0.02	$0.03	$0.07

PowerShares High Yield Equity Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,				For the Period December 9, 2004* Through
	(Unaudited)	2009	2008	2007	2006	April 30, 2005
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$6.12	$11.36	$15.82	$15.07	$14.41	$14.79
Net investment income**	0.15	0.43	0.62	0.54	0.53	0.18
Net realized and unrealized gain (loss) on investments	1.15	(5.21)	(4.42)	0.84	0.61	(0.39)
Total from investment operations	1.30	(4.78)	(3.80)	1.38	1.14	(0.21)
Distributions to shareholders from:
Net investment income	(0.15)	(0.43)	(0.63)	(0.60)	(0.48)	(0.17)
Return of capital	—	(0.03)	(0.03)	(0.03)	—	—
Total distributions	(0.15)	(0.46)	(0.66)	(0.63)	(0.48)	(0.17)
Net asset value at end of period	$7.27	$6.12	$11.36	$15.82	$15.07	$14.41
Share price at end of period***	$7.28	$6.12
NET ASSET VALUE, TOTAL RETURN****	21.42%	(42.88)%	(24.67)%	9.28%	7.92%	(1.44)%
SHARE PRICE TOTAL RETURN****	21.59%	(42.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$107,283	$86,846	$184,077	$439,820	$459,690	$314,245
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.60%†	0.60%	0.60%	0.60%	0.61%	0.60%†
Expenses, prior to (Waivers) and/or Recapture	0.65%†	0.62%	0.56%	0.60%	0.65%	0.66%†
Net investment income, after (Waivers) and/or Recapture	4.41%†	5.24%	4.35%	3.47%	3.49%	3.57%†
Portfolio turnover rate ††	23%	77%	42%	20%	9%	21%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00 (a)	$0.00 (a)	$0.02	$0.00 (a)	$0.02	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

27

Financial Highlights (Continued)

PowerShares International Dividend AchieversTM Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period September 15, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.14	$19.63	$20.12	$16.92	$14.96
Net investment income**	0.19	0.52	0.68	0.53	0.28
Net realized and unrealized gain (loss) on investments	3.11	(9.46)	(0.61)	3.20	1.88
Total from investment operations	3.30	(8.94)	0.07	3.73	2.16
Distributions to shareholders from:
Net investment income	(0.21)	(0.55)	(0.56)	(0.53)	(0.20)
Net asset value at end of period	$13.23	$10.14	$19.63	$20.12	$16.92
Share price at end of period***	$13.21	$10.15
NET ASSET VALUE, TOTAL RETURN****	32.69%	(46.44)%	0.34%	22.56%	14.50%
SHARE PRICE TOTAL RETURN****	32.36%	(46.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$363,207	$256,584	$551,630	$553,200	$170,843
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.57%†	0.57%	0.58%	0.60%	0.62	%†
Expenses, prior to (Waivers) and/or Recapture	0.57%†	0.57%	0.56%	0.62%	0.69	%†
Net investment income, after (Waivers) and/or Recapture	3.04%†	3.87%	3.28%	2.98%	3.06	%†
Portfolio turnover rate ††	30%	50%	43%	22%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$(0.01)	$(0.02)	$0.11	$0.04

*  Commencement of Investment Operations.

**    Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

28

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Buyback AchieversTM Portfolio	"Buyback AchieversTM Portfolio"

PowerShares Dividend AchieversTM Portfolio	"Dividend AchieversTM Portfolio"

PowerShares Financial Preferred Portfolio	"Financial Preferred Portfolio"

PowerShares High Yield Equity Dividend AchieversTM Portfolio	"High Yield Equity Dividend AchieversTM Portfolio"

PowerShares International Dividend AchieversTM Portfolio	"International Dividend AchieversTM Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index

Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

Financial Preferred Portfolio	Wells Fargo® Hybrid & Preferred Financial Index

High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

29

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

30

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

Investments in the securities of non-U.S. issuers may have greater risk than investments in U.S. securities. Investments in securities denominated in foreign currencies are subject to risk of adverse changes in currency exchange rates, which may negatively impact returns. The risk can also be associated with the level of development of the economies of the countries in a specific region.

With respect to the Financial Preferred Portfolio, the Adviser uses a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of securities that have, in the aggregate, investment characteristics similar to the Underlying Index universe, based on such factors as industry weightings, market capitalization and other financial characteristics of securities. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. As a result, an adverse development respecting an issuer of the securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Fund's Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the Financial Statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

31

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund (except for the High Yield Equity Dividend AchieversTM Portfolio and Financial Preferred Portfolio, which declare and pay dividends, if any, monthly) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") under which the Adviser has overall responsibility as the Funds'

32

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund agreed to pay the Adviser an annual fee of 0.40% of the Fund's average daily net assets except for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio, which pay the Adviser an annual fee of 0.50% of that Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement ("Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (0.60% of the Fund's average daily net assets per year for the Buyback AchieversTM Portfolio and Financial Preferred Portfolio) (the "Expense Cap"), at least until August 31, 2010. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' Shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the period ended October 31, 2009 are shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2009 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amount	04/30/10	04/30/11	04/30/12	10/31/12
Buyback AchieversTM Portfolio	$236,667	$24,961	$64,191	$98,219	$49,296
Dividend AchieversTM Portfolio	306,562	76,993	88,163	98,990	42,416
High Yield Equity Dividend AchieversTM Portfolio	116,137	39,445	1,765	48,202	26,725

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

33

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Licensing Fee Agreements

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Buyback AchieversTM Portfolio	Mergent, Inc.

Dividend AchieversTM Portfolio	Mergent, Inc.

Financial Preferred Portfolio	Wells Fargo Securities, LLC

High Yield Equity Dividend AchieversTM Portfolio	Mergent, Inc.

International Dividend AchieversTM Portfolio	Mergent, Inc.

The Underlying Index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian and fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the period ended October 31, 2009.

Financial Preferred Portfolio
	Value 04/30/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 10/31/09	Dividend Income
Axis Capital Holdings Ltd., 7.25%, Series A	$7,409,623	$3,178,091	$(419,088)	$2,252,018	$156,664	$12,577,308	$467,480
Bank of America Corp., 6.20%, Series D	16,416,448	8,283,415	(1,073,791)	6,324,900	643,673	30,594,645	1,207,811
Bank of America Corp., 7.25%, Series J	19,567,010	12,324,876	(1,330,732)	9,747,681	838,437	41,147,272	1,608,741
Goldman Sachs Group, Inc. (The), 6.20%, Series B	26,401,474	10,878,749	(1,302,815)	5,808,489	421,408	42,207,305	1,244,009
HSBC USA, Inc., 6.50%, Series H	10,760,558	7,123,603	(1,451,899)	1,454,021	241,272	18,127,555	604,698
ING Groep NV, 6.13% (Netherlands)	13,072,319	6,992,147	(836,200)	5,955,895	554,846	25,739,007	1,166,677
ING Groep NV, 6.38% (Netherlands)	19,867,866	10,365,947	(1,211,287)	8,137,248	792,865	37,952,639	1,741,437
National Bank of Greece SA, 9.00% (Greece)	19,699,057	9,790,223	(1,140,607)	6,408,355	563,519	35,320,547	1,418,128
PartnerRe Ltd., 6.75%, Series C	9,494,529	3,868,338	(503,156)	1,288,796	169,470	14,317,977	488,345

34

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Value 04/30/09	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 10/31/09	Dividend Income
Prudential PLC, 6.50% (United Kingdom)	$7,362,383	$3,636,011	$(488,138)	$3,175,262	$302,768	$13,988,286	$492,231
RenaissanceRe Holdings Ltd., 6.60%, Series D	9,145,818	3,823,181	(480,371)	1,128,446	177,117	13,794,191	500,106
Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	12,710,342	6,573,432	(2,121,870)	4,493,470	(1,079,676)	20,575,698	1,527,598
Royal Bank of Scotland Group PLC, 7.25%, Series T (United Kingdom)	23,086,900	12,755,271	(1,762,608)	5,995,219	550,431	40,625,213	2,889,159
U.S. Bancorp, 7.88%, Series D	19,137,635	8,411,236	(1,020,162)	3,499,683	374,444	30,402,836	1,032,872
Total Investments in Affiliates	214,131,962	108,004,520	(15,142,724)	65,669,483	4,707,238	377,370,479	16,389,292

Note 5. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

35

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Buyback AchieversTM Portfolio
Equity Securities	$32,188,483	$—	$—	$32,188,483
Money Market Fund	35,867	—	—	35,867
Total Investments	32,224,350	—	—	32,224,350
Dividend AchieversTM Portfolio
Equity Securities	103,384,035	—	—	103,384,035
Total Investments	103,384,035	—	—	103,384,035
Financial Preferred Portfolio
Equity Securities	1,343,941,755	20,575,698	—	1,364,517,453
Money Market Fund	11,491,062	—	—	11,491,062
Total Investments	1,355,432,817	20,575,698	—	1,376,008,515
High Yield Equity Dividend AchieversTM Portfolio
Equity Securities	108,534,706	—	—	108,534,706
Money Market Fund	61,302	—	—	61,302
Total Investments	108,596,008	—	—	108,596,008
International Dividend AchieversTM Portfolio
Equity Securities	363,061,294	—	—	363,061,294
Money Market Fund	544,514	—	—	544,514
Total Investments	363,605,808	—	—	363,605,808

Note 6. Federal Income Tax

At October 31, 2009, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Aggregate Unrealized Appreciation	Aggregate Unrealized (Depreciation)
Buyback AchieversTM Portfolio	$30,335,674	$1,888,676	$4,999,508	$(3,110,832)
Dividend AchieversTM Portfolio	104,664,529	(1,280,494)	5,486,483	(6,766,977)
Financial Preferred Portfolio	1,241,143,403	134,865,112	180,155,363	(45,290,251)
High Yield Equity Dividend AchieversTM Portfolio	104,848,578	3,747,430	11,616,522	(7,869,092)
International Dividend AchieversTM Portfolio	355,034,483	8,571,325	35,952,328	(27,381,003)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

36

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds' fiscal year end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a Fund.

	Year of Expiration
	2014	2015	2016	2017	Total*
Buyback AchieversTM Portfolio	$—	$178,870	$9,098,882	$800,254	$10,078,006
Dividend AchieversTM Portfolio	7,896	—	50,943	1,709,416	1,768,255
Financial Preferred Portfolio(1)	—	2,445,445	29,895,674	—	32,341,119
High Yield Equity Dividend AchieversTM Portfolio	2,613,033	7,009,598	5,162,362	81,487,358	96,272,351
International Dividend AchieversTM Portfolio	183,478	221,461	1,975,339	59,472,841	61,853,119

(1) Tax year-end is October 31

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 7. Investment Transactions

For the period ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Buyback AchieversTM Portfolio	$608,954	$804,083
Dividend AchieversTM Portfolio	5,457,290	4,968,309
Financial Preferred Portfolio	105,403,202	108,868,446
High Yield Equity Dividend AchieversTM Portfolio	24,463,467	22,979,137
International Dividend AchieversTM Portfolio	98,741,524	97,184,294

For the period ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Buyback AchieversTM Portfolio	$1,720,356	$1,969,429
Dividend AchieversTM Portfolio	18,351,537	12,228,817
Financial Preferred Portfolio	363,158,006	45,965,262
High Yield Equity Dividend AchieversTM Portfolio	12,795,083	9,117,889
International Dividend AchieversTM Portfolio	45,161,306	20,422,002

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

37

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 8. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 9. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 10. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

38

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-1

2009 Semi-Annual Report to Shareholders

October 31, 2009

PowerShares Dynamic Banking Portfolio

PowerShares Dynamic Biotechnology & Genome Portfolio

PowerShares Dynamic Building & Construction Portfolio

PowerShares Dynamic Energy Exploration & Production Portfolio

PowerShares Dynamic Food & Beverage Portfolio

PowerShares Dynamic Healthcare Services Portfolio

PowerShares Dynamic Insurance Portfolio

PowerShares Dynamic Leisure and Entertainment Portfolio

PowerShares Dynamic Media Portfolio

PowerShares Dynamic Networking Portfolio

PowerShares Dynamic Oil & Gas Services Portfolio

PowerShares Dynamic Pharmaceuticals Portfolio

PowerShares Dynamic Retail Portfolio

PowerShares Dynamic Semiconductors Portfolio

PowerShares Dynamic Software Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Industry Portfolios

Schedules of Investments

PowerShares Dynamic Banking Portfolio	6

PowerShares Dynamic Biotechnology & Genome Portfolio	7

PowerShares Dynamic Building & Construction Portfolio	8

PowerShares Dynamic Energy Exploration & Production Portfolio	9

PowerShares Dynamic Food & Beverage Portfolio	10

PowerShares Dynamic Healthcare Services Portfolio	12

PowerShares Dynamic Insurance Portfolio	14

PowerShares Dynamic Leisure and Entertainment Portfolio	15

PowerShares Dynamic Media Portfolio	16

PowerShares Dynamic Networking Portfolio	18

PowerShares Dynamic Oil & Gas Services Portfolio	19

PowerShares Dynamic Pharmaceuticals Portfolio	20

PowerShares Dynamic Retail Portfolio	21

PowerShares Dynamic Semiconductors Portfolio	23

PowerShares Dynamic Software Portfolio	24

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	36

Notes to Financial Statements	44

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PJB	PowerShares Dynamic Banking Portfolio	10/12/06	768	281	38	9	7	1	3
PBE	PowerShares Dynamic Biotechnology & Genome Portfolio	6/23/05	1097	448	43	3	1	0	0
PKB	PowerShares Dynamic Building & Construction Portfolio	10/26/05	1010	340	39	15	1	1	2
PXE	PowerShares Dynamic Energy Exploration & Production Portfolio	10/26/05	1010	416	23	6	1	0	1
PBJ	PowerShares Dynamic Food & Beverage Portfolio	6/23/05	1097	456	31	8	3	0	0
PTJ	PowerShares Dynamic Healthcare Services Portfolio	10/12/06	768	248	11	5	1	0	0
PIC	PowerShares Dynamic Insurance Portfolio	10/26/05	1010	411	27	16	1	3	1
PEJ	PowerShares Dynamic Leisure and Entertainment Portfolio	6/23/05	1097	403	29	13	0	0	0
PBS	PowerShares Dynamic Media Portfolio	6/23/05	1097	396	32	5	1	0	1
PXQ	PowerShares Dynamic Networking Portfolio	6/23/05	1097	454	32	9	0	0	0
PXJ	PowerShares Dynamic Oil & Gas Services Portfolio	10/26/05	1010	372	51	16	0	0	1
PJP	PowerShares Dynamic Pharmaceuticals Portfolio	6/23/05	1097	500	18	9	2	0	0
PMR	PowerShares Dynamic Retail Portfolio	10/26/05	1010	379	28	8	1	0	0
PSI	PowerShares Dynamic Semiconductors Portfolio	6/23/05	1097	460	32	7	1	2	2
PSJ	PowerShares Dynamic Software Portfolio	6/23/05	1097	530	27	12	5	2	0

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PJB	385	38	5	0	1	0
PBE	546	46	9	1	0	0
PKB	581	26	4	0	1	0
PXE	523	32	7	0	1	0
PBJ	576	23	0	0	0	0
PTJ	493	10	0	0	0	0
PIC	520	24	3	3	1	0
PEJ	632	17	2	0	0	1
PBS	627	33	2	0	0	0
PXQ	578	23	1	0	0	0
PXJ	542	23	5	0	0	0
PJP	549	17	2	0	0	0
PMR	563	29	2	0	0	0
PSI	572	16	2	2	0	1
PSJ	510	7	3	0	1	0

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Banking Portfolio Actual	$1,000.00	$969.26	0.65%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Biotechnology & Genome Portfolio Actual	$1,000.00	$1,187.59	0.63%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Building & Construction Portfolio Actual	$1,000.00	$1,028.36	0.63%	$3.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Energy Exploration & Production Portfolio Actual	$1,000.00	$1,211.31	0.63%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Food & Beverage Portfolio Actual	$1,000.00	$1,091.35	0.63%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Healthcare Services Portfolio Actual	$1,000.00	$1,130.92	0.65%	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Insurance Portfolio Actual	$1,000.00	$1,150.12	0.63%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Leisure and Entertainment Portfolio Actual	$1,000.00	$1,120.42	0.63%	$3.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Media Portfolio Actual	$1,000.00	$1,253.33	0.63%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Networking Portfolio Actual	$1,000.00	$1,204.27	0.63%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Oil & Gas Services Portfolio Actual	$1,000.00	$1,229.01	0.63%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Pharmaceuticals Portfolio Actual	$1,000.00	$1,202.33	0.63%	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Retail Portfolio Actual	$1,000.00	$998.69	0.63%	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Semiconductors Portfolio Actual	$1,000.00	$1,068.40	0.63%	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Software Portfolio Actual	$1,000.00	$1,238.78	0.63%	$3.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year differ from expense ratios based on the annualized data in the Financial Highlights.

5

Portfolio Composition

PowerShares Dynamic Banking Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Commercial Banks - Central U.S.	29.0
Commercial Banks - Southern U.S.	20.2
S&L/Thrifts - Eastern U.S.	16.0
Super - Regional Banks - U.S.	10.7
S&L/Thrifts - Central U.S.	7.9
Commercial Banks - Western U.S.	5.8
Commercial Banks - Eastern U.S.	5.3
Finance - Investment Banker/Broker	5.0
Money Market Fund	0.3
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Banking Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Commercial Banks - Central U.S.—29.0%
17,757	BancFirst Corp.	$641,205
73,103	Bank Mutual Corp.	513,183
26,281	BOK Financial Corp.	1,129,295
31,582	Commerce Bancshares, Inc.	1,211,486
12,890	First Financial Bankshares, Inc.	624,520
10,856	Park National Corp.	630,516
18,629	Prosperity Bancshares, Inc.	666,732
29,026	Southside Bancshares, Inc.	603,451
16,080	UMB Financial Corp.	639,502
		6,659,890
	Commercial Banks - Eastern U.S.—5.3%
27,622	Independent Bank Corp.	587,520
14,536	Tompkins Financial Corp.	630,426
		1,217,946
	Commercial Banks - Southern U.S.—20.2%
27,848	BancorpSouth, Inc.	628,808
41,682	BB&T Corp.	996,617
23,696	Community Trust Bancorp, Inc.	583,396
47,185	Oriental Financial Group, Inc.	502,520
42,634	Renasant Corp.	624,162
22,413	Simmons First National Corp., Class A	655,804
33,778	Trustmark Corp.	640,093
		4,631,400
	Commercial Banks - Western U.S.—5.8%
16,261	Bank of Hawaii Corp.	721,988
12,512	Westamerica Bancorp	598,074
		1,320,062
	Finance - Investment Banker/Broker—5.0%
27,573	JPMorgan Chase & Co.	1,151,724

Number of Shares		Value
	Common Stocks (Continued)
	S&L/Thrifts - Central U.S.—7.9%
19,910	Capitol Federal Financial	$603,870
103,446	TFS Financial Corp.	1,206,181
		1,810,051
	S&L/Thrifts - Eastern U.S.—16.0%
60,893	Brookline Bancorp, Inc.	596,142
54,935	Dime Community Bancshares	603,736
91,950	Hudson City Bancorp, Inc.	1,208,223
31,181	Northwest Bancorp, Inc.	685,982
68,891	Provident New York Bancorp	587,640
		3,681,723
	Super - Regional Banks - U.S.—10.7%
44,272	Comerica, Inc.	1,228,548
52,761	U.S. Bancorp	1,225,110
		2,453,658
	Total Common Stocks (Cost $25,169,504)	22,926,454
	Money Market Fund—0.3%
64,006	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,006)	64,006
	Total Investments (Cost $25,233,510)—100.2%	22,990,460
	Liabilities in excess of other assets—(0.2%)	(34,843)
	Net Assets—100.0%	$22,955,617

See Notes to Financial Statements.

6

Portfolio Composition

PowerShares Dynamic Biotechnology & Genome Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Biotechnology	64.6
Pharmaceuticals	13.1
Electronics	9.2
Healthcare - Products	7.9
Chemicals	5.3
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Biotechnology—64.6%
234,576	Affymax, Inc.*	$4,724,361
162,259	Amgen, Inc.*	8,718,176
408,659	Amylin Pharmaceuticals, Inc.*	4,511,595
193,715	Biogen Idec, Inc.*	8,161,213
250,867	Cubist Pharmaceuticals, Inc.*	4,249,687
295,232	Emergent Biosolutions, Inc.*	4,257,246
733,762	Enzon Pharmaceuticals, Inc.*	6,156,263
923,953	Exelixis, Inc.*	5,617,634
213,751	Gilead Sciences, Inc.*	9,095,105
266,454	Human Genome Sciences, Inc.*	4,980,025
274,388	Illumina, Inc.*	8,807,855
727,692	Immunogen, Inc.*	4,868,260
914,344	Immunomedics, Inc.*	3,255,065
214,462	Life Technologies Corp.*	10,116,173
772,435	Maxygen, Inc.*	4,310,187
144,808	Millipore Corp.*	9,703,584
582,312	PDL BioPharma, Inc.	4,897,244
882,234	Protalix Biotherapeutics, Inc.*	8,363,578
432,792	Seattle Genetics, Inc.*	3,929,751
		118,723,002
	Chemicals—5.3%
188,802	Sigma-Aldrich Corp.	9,804,488
	Electronics—9.2%
87,131	Dionex Corp.*	5,914,452
189,804	Waters Corp.*	10,900,444
		16,814,896
	Healthcare - Products—7.9%
647,332	Affymetrix, Inc.*	3,385,546
533,448	Bruker Corp.*	5,782,576
85,391	Techne Corp.	5,337,792
		14,505,914

Number of Shares		Value
	Common Stocks (Continued)
	Pharmaceuticals—13.1%
293,752	Ardea Biosciences, Inc.*	$3,965,652
326,675	Isis Pharmaceuticals, Inc.*	4,138,972
647,332	Nektar Therapeutics*	5,256,336
186,812	Neogen Corp.*	5,921,940
2,226,057	Opko Health, Inc.*	4,830,544
		24,113,444
	Total Common Stocks (Cost $194,757,270)	183,961,744
	Money Market Fund—0.0%
23,838	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $23,838)	23,838
	Total Investments (Cost $194,781,108)—100.1%	183,985,582
	Liabilities in excess of other assets—(0.1%)	(176,086)
	Net Assets—100.0%	$183,809,496

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Building & Construction Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Engineering & Construction	30.6
Retail	15.5
Building Materials	14.2
Commercial Services	10.7
Miscellaneous Manufacturing	7.6
Environmental Control	5.3
Metal Fabricate/Hardware	5.2
Home Builders	5.2
Electric	3.3
Distribution/Wholesale	2.4
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Building & Construction Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Building Materials—14.2%
72,790	AAON, Inc.	$1,310,948
112,769	Apogee Enterprises, Inc.	1,493,062
48,466	Armstrong World Industries, Inc.*	1,805,358
129,269	Comfort Systems USA, Inc.	1,409,032
41,695	Lennox International, Inc.	1,403,871
		7,422,271
	Commercial Services—10.7%
236,040	Great Lakes Dredge & Dock Corp.	1,446,925
75,936	McGrath Rentcorp	1,499,736
123,613	Quanta Services, Inc.*	2,620,596
		5,567,257
	Distribution/Wholesale—2.4%
62,924	Pool Corp.	1,232,052
	Electric—3.3%
139,410	Pike Electric Corp.*	1,749,596
	Engineering & Construction—30.6%
101,921	Aecom Technology Corp.*	2,572,486
134,206	Dycom Industries, Inc.*	1,325,955
64,338	EMCOR Group, Inc.*	1,519,664
52,902	Fluor Corp.	2,349,907
63,481	Jacobs Engineering Group, Inc.*	2,684,611
45,406	Michael Baker Corp.*	1,620,994
71,977	Orion Marine Group, Inc.*	1,370,442
64,581	URS Corp.*	2,509,618
		15,953,677
	Environmental Control—5.3%
170,835	EnergySolutions, Inc.	1,424,764
51,622	Tetra Tech, Inc.*	1,328,234
		2,752,998

Number of Shares		Value
	Common Stocks (Continued)
	Home Builders—5.2%
4,116	NVR, Inc.*	$2,725,903
	Metal Fabricate/Hardware—5.2%
50,707	LB Foster Co., Class A*	1,423,853
18,223	Valmont Industries, Inc.	1,316,976
		2,740,829
	Miscellaneous Manufacturing—7.6%
39,971	A.O. Smith Corp.	1,584,051
19,521	Ameron International Corp.	1,151,348
97,667	LSB Industries, Inc.*	1,211,071
		3,946,470
	Retail—15.5%
102,363	Home Depot, Inc. (The)	2,568,288
130,620	Lowe's Cos., Inc.	2,556,233
69,799	Lumber Liquidators, Inc.*	1,483,229
32,529	Tractor Supply Co.*	1,454,046
		8,061,796
	Total Common Stocks (Cost $52,282,483)	52,152,849
	Money Market Fund—0.1%
41,828	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $41,828)	41,828
	Total Investments (Cost $52,324,311)—100.1%	52,194,677
	Liabilities in excess of other assets—(0.1%)	(39,924)
	Net Assets—100.0%	$52,154,753

*  Non-income producing security.

See Notes to Financial Statements.

8

Portfolio Composition

PowerShares Dynamic Energy Exploration & Production Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Oil Companies - Exploration & Production	66.2
Oil Companies - Integrated	19.4
Oil Refining & Marketing	9.3
Gas - Distribution	5.1
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Energy Exploration & Production Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Gas - Distribution—5.1%
34,007	Energen Corp.	$1,492,227
32,335	National Fuel Gas Co.	1,466,069
		2,958,296
	Oil Companies - Exploration & Production—66.2%
49,423	Anadarko Petroleum Corp.	3,011,343
30,944	Apache Corp.	2,912,449
128,356	ATP Oil & Gas Corp.*	2,221,842
158,102	BreitBurn Energy Partners LP*	1,807,106
40,671	Cabot Oil & Gas Corp.	1,564,613
51,830	CNX Gas Corp.*	1,443,984
43,673	Concho Resources, Inc.*	1,664,378
32,399	Contango Oil & Gas Co.*	1,543,812
66,705	Dorchester Minerals LP	1,491,524
97,326	Encore Energy Partners LP	1,751,868
67,592	EV Energy Partner LP	1,695,207
195,167	Gulfport Energy Corp.*	1,489,124
67,592	Linn Energy LLC	1,656,004
36,949	Newfield Exploration Co.*	1,515,648
23,736	Noble Energy, Inc.	1,557,794
36,251	Occidental Petroleum Corp.	2,750,726
75,799	Pioneer Southwest Energy Partners LP	1,606,181
42,222	Questar Corp.	1,682,125
170,941	Venoco, Inc.*	2,153,857
69,268	XTO Energy, Inc.	2,878,778
		38,398,363
	Oil Companies - Integrated—19.4%
38,220	Chevron Corp.	2,925,359
38,526	Exxon Mobil Corp.	2,761,158
85,732	Marathon Oil Corp.	2,740,852
46,076	Murphy Oil Corp.	2,817,087
		11,244,456

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oil Refining & Marketing—9.3%
156,591	Alon USA Energy, Inc.	$1,315,365
150,512	CVR Energy, Inc.*	1,583,386
181,916	Delek US Holdings, Inc.	1,227,933
229,162	Western Refining, Inc.*	1,285,599
		5,412,283
	Total Common Stocks and Other Equity Interests (Cost $51,357,552)	58,013,398
	Money Market Fund—0.1%
50,345	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $50,345)	50,345
	Total Investments (Cost $51,407,897)—100.1%	58,063,743
	Liabilities in excess of other assets—(0.1%)	(48,645)
	Net Assets—100.0%	$58,015,098

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Food & Beverage Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Food - Miscellaneous/Diversified	31.1
Beverages - Non-alcoholic	15.7
Retail - Restaurants	12.8
Food - Retail	11.3
Agricultural Operations	5.2
Food - Wholesale/Distribution	5.0
Beverages - Wine/Spirits	2.9
Brewery	2.8
Food - Canned	2.8
Food - Meat Products	2.7
Food - Confectionery	2.6
Alternative Waste Technologies	2.6
Poultry	2.4
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Agricultural Operations—5.2%
78,514	Archer-Daniels-Midland Co.	$2,364,842
	Alternative Waste Technologies—2.6%
169,760	Darling International, Inc.*	1,179,832
	Beverages - Non-alcoholic—15.7%
45,802	Coca-Cola Co. (The)	2,441,704
108,817	Coca-Cola Enterprises, Inc.	2,075,140
46,199	Dr Pepper Snapple Group, Inc.*	1,259,385
37,345	Hansen Natural Corp.*	1,350,022
		7,126,251
	Beverages - Wine/Spirits—2.9%
27,291	Brown-Forman Corp., Class B	1,332,074
	Brewery—2.8%
26,262	Molson Coors Brewing Co., Class B	1,286,050
	Food - Canned—2.8%
116,730	Del Monte Foods Co.	1,260,684
	Food - Confectionery—2.6%
31,468	Hershey Co. (The)	1,189,176
	Food - Meat Products—2.7%
33,225	Hormel Foods Corp.	1,211,383

Number of Shares		Value
	Common Stocks (Continued)
	Food - Miscellaneous/Diversified—31.1%
40,612	American Italian Pasta Co., Class A*	$1,103,428
131,228	B&G Foods, Inc., Class A	1,024,891
60,467	ConAgra Foods, Inc.	1,269,807
58,441	H.J. Heinz Co.	2,351,666
27,749	J & J Snack Foods Corp.	1,086,928
48,303	Kellogg Co.	2,489,537
79,289	Kraft Foods, Inc., Class A	2,182,033
24,343	Lancaster Colony Corp.	1,182,583
124,941	Sara Lee Corp.	1,410,584
		14,101,457
	Food - Retail—11.3%
103,171	Kroger Co. (The)	2,386,345
38,935	Weis Markets, Inc.	1,378,299
42,105	Whole Foods Market, Inc.*	1,349,887
		5,114,531
	Food - Wholesale/Distribution—5.0%
53,290	Fresh Del Monte Produce, Inc.*	1,156,926
44,929	United Natural Foods, Inc.*	1,083,238
		2,240,164
	Poultry—2.4%
29,134	Sanderson Farms, Inc.	1,066,013

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic Food & Beverage Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Restaurants—12.8%
14,409	Chipotle Mexican Grill, Inc., Class A*	$1,174,189
126,881	CKE Restaurants, Inc.	1,110,209
40,076	McDonald's Corp.	2,348,854
51,586	Papa John's International, Inc.*	1,160,685
		5,793,937
	Total Common Stocks (Cost $43,056,679)	45,266,394
	Money Market Fund—0.2%
86,577	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $86,577)	86,577
	Total Investments (Cost $43,143,256)—100.1%	45,352,971
	Liabilities in excess of other assets—(0.1%)	(25,370)
	Net Assets—100.0%	$45,327,601

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Healthcare Services Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Medical - HMO	20.1
Medical - Wholesale Drug Distribution	10.6
Medical Labs & Testing Services	10.1
Medical - Outpatient/Home Medicine	8.6
Medical - Hospitals	8.0
Medical Products	5.6
Pharmacy Services	5.1
Physical Therapy/Rehabilitation Centers	5.1
Retail - Drug Store	4.9
Human Resources	3.0
Medical - Nursing Homes	2.9
Diversified Operations/Commercial Services	2.8
Dialysis Centers	2.8
Physician Practice Management	2.8
Health Care Cost Containment	2.6
Consulting Services	2.6
Distribution/Wholesale	2.5
Money Market Fund	0.2
Other	(0.3)

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Consulting Services—2.6%
10,908	Advisory Board Co. (The)*	$268,773
	Dialysis Centers—2.8%
5,595	DaVita, Inc.*	296,703
	Distribution/Wholesale—2.5%
6,530	Owens & Minor, Inc.	267,012
	Diversified Operations/Commercial Services—2.8%
6,592	Chemed Corp.	298,749
	Health Care Cost Containment—2.6%
9,605	Corvel Corp.*	273,742
	Human Resources—3.0%
6,481	Emergency Medical Services Corp., Class A*	311,218
	Medical Labs & Testing Services—10.1%
7,530	Laboratory Corp. of America Holdings*	518,742
9,680	Quest Diagnostics, Inc.	541,402
		1,060,144

Number of Shares		Value
	Common Stocks (Continued)
	Medical Products—5.6%
5,502	Henry Schein, Inc.*	$290,671
14,412	PSS World Medical, Inc.*	291,410
		582,081
	Medical - HMO—20.1%
16,528	Centene Corp.*	294,694
18,433	Health Net, Inc.*	274,836
21,201	Healthspring, Inc.*	303,810
8,791	Magellan Health Services, Inc.*	282,455
18,828	UnitedHealth Group, Inc.	488,587
9,876	WellPoint, Inc.*	461,802
		2,106,184
	Medical - Hospitals—8.0%
41,461	Health Management Associates, Inc., Class A*	252,912
60,798	Tenet Healthcare Corp.*	311,286
4,911	Universal Health Services, Inc., Class B	273,297
		837,495
	Medical - Nursing Homes—2.9%
21,974	Odyssey HealthCare, Inc.*	306,318

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Services Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Outpatient/Home Medicine—8.6%
8,350	Air Methods Corp.*	$255,009
13,967	AmSurg Corp.*	294,285
11,025	Lincare Holdings, Inc.*	346,295
		895,589
	Medical - Wholesale Drug Distribution—10.6%
25,027	AmerisourceBergen Corp.	554,348
9,437	McKesson Corp.	554,235
		1,108,583
	Pharmacy Services—5.1%
9,503	Medco Health Solutions, Inc.*	533,308
	Physical Therapy/Rehabilitation Centers—5.1%
18,780	Healthsouth Corp.*	274,376
13,722	RehabCare Group, Inc.*	257,287
		531,663
	Physician Practice Management—2.8%
5,556	Mednax, Inc.*	288,468
	Retail - Drug Store—4.9%
14,429	CVS Caremark Corp.	509,344
	Total Common Stocks (Cost $10,185,465)	10,475,374
	Money Market Fund—0.2%
28,136	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,136)	28,136
	Total Investments (Cost $10,213,601)—100.3%	10,503,510
	Liabilities in excess of other assets—(0.3%)	(35,812)
	Net Assets—100.0%	$10,467,698

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Insurance Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Property/Casualty Insurance	40.5
Life/Health Insurance	18.7
Insurance Brokers	15.5
Reinsurance	14.3
Multi-line Insurance	8.0
Investment Management/Advisor Services	2.9
Money Market Fund	0.3
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Insurance Brokers—15.5%
25,225	AON Corp.	$971,415
29,037	Brown & Brown, Inc.	533,410
31,366	eHealth, Inc.*	446,338
15,016	Erie Indemnity Co., Class A	529,314
22,327	Willis Group Holdings Ltd.	602,829
		3,083,306
	Investment Management/Advisor Services—2.9%
71,801	National Financial Partners Corp.	585,178
	Life/Health Insurance—18.7%
26,068	Aflac, Inc.	1,081,561
24,731	Delphi Financial Group, Inc., Class A	536,663
15,106	StanCorp Financial Group, Inc.	554,541
62,699	Universal American Financial Corp.*	626,990
46,842	Unum Group	934,498
		3,734,253
	Multi-line Insurance—8.0%
20,255	ACE Ltd.	1,040,297
22,405	American Financial Group, Inc.	551,163
		1,591,460
	Property/Casualty Insurance—40.5%
18,519	American Physicians Capital, Inc.	523,717
33,784	AMERISAFE, Inc.*	626,355
21,621	Chubb Corp. (The)	1,049,051
34,799	CNA Surety Corp.*	503,194
17,812	Harleysville Group, Inc.	558,050
21,789	HCC Insurance Holdings, Inc.	575,012
72,703	Meadowbrook Insurance Group, Inc.	489,291
42,242	OneBeacon Insurance Group Ltd., Class A	503,525
63,760	Progressive Corp. (The)*	1,020,160

Number of Shares		Value
	Common Stocks (Continued)
10,975	RLI Corp.	$548,750
21,386	Travelers Cos., Inc. (The)	1,064,809
1,900	Wesco Financial Corp.	623,200
		8,085,114
	Reinsurance—14.3%
16,288	Argo Group International Holdings Ltd. (Bermuda)*	553,140
22,874	Aspen Insurance Holdings Ltd. (Bermuda)	590,149
12,566	Everest Re Group Ltd.	1,099,399
11,895	Transatlantic Holdings, Inc.	600,698
		2,843,386
	Total Common Stocks (Cost $21,006,140)	19,922,697
	Money Market Fund—0.3%
54,011	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,011)	54,011
	Total Investments (Cost $21,060,151)—100.2%	19,976,708
	Liabilities in excess of other assets—(0.2%)	(30,053)
	Net Assets—100.0%	$19,946,655

*  Non-income producing security.

See Notes to Financial Statements.

14

Portfolio Composition

PowerShares Dynamic Leisure and Entertainment Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Retail	39.3
Media	22.0
Entertainment	16.8
Internet	13.3
Toys/Games/Hobbies	3.6
Leisure Time	2.6
Commercial Services	2.4
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Commercial Services—2.4%
68,362	Global Cash Access Holdings, Inc.*	$432,732
	Entertainment—16.8%
12,152	Bally Technologies, Inc.*	478,667
12,836	Churchill Downs, Inc.	402,794
15,555	DreamWorks Animation SKG, Inc., Class A*	497,760
42,867	International Game Technology	764,747
46,587	Isle of Capri Casinos, Inc.*	361,049
14,493	Vail Resorts, Inc.*	499,139
		3,004,156
	Internet—13.3%
38,800	Expedia, Inc.*	879,596
51,024	Liberty Media Corp. - Interactive, Class A*	578,612
5,772	Priceline.com, Inc.*	910,764
		2,368,972
	Leisure Time—2.6%
11,566	WMS Industries, Inc.*	462,409
	Media—22.0%
32,215	Liberty Media Corp. - Entertainment, Series A*	992,866
15,074	Scripps Networks Interactive, Inc., Class A	569,194
35,901	Viacom, Inc., Class B*	990,509
33,668	Walt Disney Co. (The)	921,493
34,421	World Wrestling Entertainment, Inc., Class A	457,111
		3,931,173
	Retail—39.3%
17,839	Bob Evans Farms, Inc.	468,631
33,970	California Pizza Kitchen, Inc.*	441,270
18,201	CEC Entertainment, Inc.*	531,651
26,400	Cheesecake Factory, Inc. (The)*	479,952
5,795	Chipotle Mexican Grill, Inc., Class A*	472,235

Number of Shares		Value
	Common Stocks (Continued)
51,024	CKE Restaurants, Inc.	$446,460
17,162	Cracker Barrel Old Country Store, Inc.	568,920
14,705	Darden Restaurants, Inc.	445,709
16,117	McDonald's Corp.	944,617
15,102	P.F. Chang's China Bistro, Inc.*	440,827
20,746	Papa John's International, Inc.*	466,785
65,284	Ruby Tuesday, Inc.*	434,792
46,749	Starbucks Corp.*	887,296
		7,029,145
	Toys/Games/Hobbies—3.6%
12,753	Marvel Entertainment, Inc.*	637,267
	Total Common Stocks (Cost $17,720,513)	17,865,854
	Money Market Fund—0.2%
32,383	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $32,383)	32,383
	Total Investments (Cost $17,752,896)—100.2%	17,898,237
	Liabilities in excess of other assets—(0.2%)	(28,540)
	Net Assets—100.0%	$17,869,697

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Media Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Multimedia	25.2
Cable/Satellite TV	17.2
Web Portals/ISP	10.6
Broadcast Services/Program	5.8
E-Commerce/Services	5.7
Publishing - Books	5.4
Telecommunication Services	3.5
Toys	3.4
Printing - Commercial	3.0
Publishing - Newspapers	2.9
Computer Services	2.7
Internet Content - Information/Network	2.7
Motion Pictures & Services	2.6
E-Marketing/Information	2.4
Advertising Agencies	2.4
Direct Marketing	2.3
Radio	2.2
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Media Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising Agencies—2.4%
32,853	Omnicom Group, Inc.	$1,126,201
	Broadcast Services/Program—5.8%
62,100	Liberty Media Corp. - Capital, Series A*	1,284,849
37,077	Scripps Networks Interactive, Inc., Class A	1,400,028
		2,684,877
	Cable/Satellite TV—17.2%
53,618	Cablevision Systems Corp., Class A	1,231,069
141,448	Comcast Corp., Class A	2,050,996
89,102	DIRECTV Group, Inc. (The)*	2,343,383
71,894	DISH Network Corp., Class A*	1,250,956
233,990	Mediacom Communications Corp., Class A*	1,118,472
		7,994,876
	Computer Services—2.7%
24,560	IHS, Inc., Class A*	1,271,226
	Direct Marketing—2.3%
89,955	Harte-Hanks, Inc.	1,056,072
	E-Commerce/Services—5.7%
163,548	Internet Brands, Inc., Class A*	1,216,797
125,467	Liberty Media Corp. - Interactive, Class A*	1,422,796
		2,639,593

Number of Shares		Value
	Common Stocks (Continued)
	E-Marketing/Information—2.4%
115,304	ValueClick, Inc.*	$1,134,591
	Internet Content - Information/Network—2.7%
36,907	WebMD Health Corp.*	1,257,052
	Motion Pictures & Services—2.6%
38,250	DreamWorks Animation SKG, Inc., Class A*	1,224,000
	Multimedia—25.2%
79,209	Liberty Media Corp. - Entertainment, Series A*	2,441,221
36,099	McGraw-Hill Cos., Inc. (The)	1,038,929
43,209	Meredith Corp.	1,169,236
78,418	Time Warner, Inc.	2,361,950
88,291	Viacom, Inc., Class B*	2,435,949
82,800	Walt Disney Co. (The)	2,266,236
		11,713,521
	Printing - Commercial—3.0%
77,018	Valassis Communications, Inc.*	1,404,038
	Publishing - Books—5.4%
37,268	John Wiley & Sons, Inc., Class A	1,312,579
49,026	Scholastic Corp.	1,219,277
		2,531,856

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Dynamic Media Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Publishing - Newspapers—2.9%
114,126	Dolan Media Co.*	$1,362,664
	Radio—2.2%
1,757,316	Sirius XM Radio, Inc.*	1,029,787
	Telecommunication Services—3.5%
160,306	Knology, Inc.*	1,611,075
	Toys—3.4%
31,333	Marvel Entertainment, Inc.*	1,565,710
	Web Portals/ISP—10.6%
4,775	Google, Inc., Class A*	2,559,973
149,638	Yahoo!, Inc.*	2,379,244
		4,939,217
	Total Common Stocks (Cost $46,457,433)	46,546,356
	Money Market Fund—0.1%
31,447	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,447)	31,447
	Total Investments (Cost $46,488,880)—100.1%	46,577,803
	Liabilities in excess of other assets—(0.1%)	(47,243)
	Net Assets—100.0%	$46,530,560

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Networking Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Telecommunications	45.3
Internet	25.4
Software	13.7
Semiconductors	12.9
Computers	2.8
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Networking Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Computers—2.8%
59,199	Netscout Systems, Inc.*	$727,556
	Internet—25.4%
35,715	Blue Coat Systems, Inc.*	795,730
36,177	F5 Networks, Inc.*	1,623,985
31,427	McAfee, Inc.*	1,316,163
90,735	SonicWALL, Inc.*	720,436
83,393	Symantec Corp.*	1,466,049
44,695	Websense, Inc.*	717,802
		6,640,165
	Semiconductors—12.9%
70,377	Emulex Corp.*	710,808
15,602	Netlogic Microsystems, Inc.*	593,032
76,429	PMC - Sierra, Inc.*	651,175
43,137	QLogic Corp.*	756,623
15,522	Silicon Laboratories, Inc.*	650,372
		3,362,010
	Software—13.7%
37,531	ArcSight, Inc.*	927,766
35,391	Citrix Systems, Inc.*	1,300,973
35,274	VMware, Inc., Class A*	1,355,580
		3,584,319
	Telecommunications—45.3%
157,909	3Com Corp.*	811,652
83,722	Acme Packet, Inc.*	819,638
30,511	ADTRAN, Inc.	702,973
51,772	Arris Group, Inc.*	531,181
74,620	Aruba Networks, Inc.*	583,528
24,811	Atheros Communications, Inc.*	610,847
57,767	Cisco Systems, Inc.*	1,319,976
24,945	CommScope, Inc.*	674,014
36,237	EMS Technologies, Inc*	631,611
53,897	Juniper Networks, Inc.*	1,374,913
39,567	NETGEAR, Inc.*	721,306

Number of Shares		Value
	Common Stocks (Continued)
26,914	QUALCOMM, Inc.	$1,114,509
222,901	Sycamore Networks, Inc.*	635,268
44,154	Tekelec*	663,193
108,147	Tellabs, Inc.*	651,045
		11,845,654
	Total Common Stocks (Cost $23,103,113)	26,159,704
	Money Market Fund—0.0%
14,214	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $14,214)	14,214
	Total Investments (Cost $23,117,327)—100.1%	26,173,918
	Liabilities in excess of other assets—(0.1%)	(38,752)
	Net Assets—100.0%	$26,135,166

*  Non-income producing security.

See Notes to Financial Statements.

18

Portfolio Composition

PowerShares Dynamic Oil & Gas Services Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Oil - Field Services	44.2
Oil & Gas Drilling	25.6
Oil Field Machinery & Equipment	18.5
Transportation - Marine	6.6
Transportation - Services	2.6
Engineering/R&D Services	2.5
Money Market Fund	0.0
Other	0.0

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Engineering/R&D Services—2.5%
167,743	Foster Wheeler AG (Switzerland)*	$4,695,126
	Oil & Gas Drilling—25.6%
173,828	Atwood Oceanics, Inc.*	6,169,156
100,668	Diamond Offshore Drilling, Inc.	9,588,627
130,666	ENSCO International, Inc.	5,983,196
1,074,056	Parker Drilling Co.*	5,585,091
189,924	Pride International, Inc.*	5,614,153
235,076	Rowan Cos., Inc.	5,465,517
117,801	Transocean Ltd.*	9,884,682
		48,290,422
	Oil Field Machinery & Equipment—18.5%
249,364	Cameron International Corp.*	9,218,987
161,806	Dresser-Rand Group, Inc.*	4,768,423
113,163	Dril-Quip, Inc.*	5,498,590
102,398	FMC Technologies, Inc.*	5,386,135
245,410	National Oilwell Varco, Inc.*	10,059,356
		34,931,491
	Oil - Field Services—44.2%
239,871	Baker Hughes, Inc.	10,091,373
453,056	Cal Dive International, Inc.*	3,479,470
52,515	Core Laboratories NV (Netherlands)	5,477,315
503,905	Global Industries Ltd.*	3,673,468
378,643	Halliburton Co.	11,060,162
410,512	Helix Energy Solutions Group, Inc.*	5,636,330
223,080	Hornbeck Offshore Services, Inc.*	5,423,075
92,187	Oceaneering International, Inc.*	4,710,756
165,294	Oil States International, Inc.*	5,692,725
159,287	Schlumberger Ltd.	9,907,651
64,346	SEACOR Holdings, Inc.*	5,229,399
444,821	Weatherford International Ltd. (Switzerland)*	7,797,712
385,730	Willbros Group, Inc.*	5,068,492
		83,247,928

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Transportation - Marine—6.6%
163,076	Gulfmark Offshore, Inc.*	$4,512,313
261,471	K-Sea Transportation Partners LP	3,174,258
113,446	Tidewater, Inc.	4,727,295
		12,413,866
	Transportation - Services—2.6%
167,572	Bristow Group, Inc.*	4,884,724
	Total Common Stocks and Other Equity Interests (Cost $195,323,954)	188,463,557
	Money Market Fund—0.0%
28,207	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $28,207)	28,207
	Total Investments (Cost $195,352,161)—100.0%	188,491,764
	Other assets less liabilities—0.0%	73,246
	Net Assets—100.0%	$188,565,010

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Pharmaceuticals Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Medical - Drugs	43.8
Medical - Biomedical/Genetics	19.1
Medical - Generic Drugs	15.5
Medical Products	10.9
Therapeutics	5.3
Cosmetics & Toiletries	2.9
Consumer Products - Miscellaneous	2.5
Money Market Fund	0.0
Other	0.0

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Products - Miscellaneous—2.5%
218,850	Prestige Brands Holdings, Inc.*	$1,479,426
	Cosmetics & Toiletries—2.9%
26,935	Chattem, Inc.*	1,706,871
	Medical Products—10.9%
29,252	Baxter International, Inc.	1,581,363
41,998	Hospira, Inc.*	1,874,791
50,512	Johnson & Johnson	2,982,733
		6,438,887
	Medical - Biomedical/Genetics—19.1%
51,088	Amgen, Inc.*	2,744,958
33,269	Biogen Idec, Inc.*	1,401,623
29,914	Genzyme Corp.*	1,513,648
67,299	Gilead Sciences, Inc.*	2,863,573
683,575	Ligand Pharmaceuticals, Inc., Class B*	1,162,078
219,433	Medicines Co. (The)*	1,577,723
		11,263,603
	Medical - Drugs—43.8%
66,316	Abbott Laboratories	3,353,600
30,147	Allergan, Inc.	1,695,769
137,671	Bristol-Myers Squibb Co.	3,001,228
90,636	Eli Lilly & Co.	3,082,530
73,047	Endo Pharmaceuticals Holdings, Inc.*	1,636,253
57,064	Forest Laboratories, Inc.*	1,578,961
159,568	King Pharmaceuticals, Inc.*	1,616,424
90,278	Medicis Pharmaceutical Corp., Class A	1,911,185
94,224	Merck & Co., Inc.	2,914,348
181,163	Pfizer, Inc.	3,085,206
65,037	Valeant Pharmaceuticals International*	1,912,088
		25,787,592

Number of Shares		Value
	Common Stocks (Continued)
	Medical - Generic Drugs—15.5%
214,058	Impax Laboratories, Inc.*	$1,900,835
112,237	Mylan, Inc.*	1,822,729
81,187	Par Pharmaceutical Cos., Inc.*	1,702,491
55,815	Perrigo Co.	2,075,760
46,988	Watson Pharmaceuticals, Inc.*	1,617,327
		9,119,142
	Therapeutics—5.3%
291,932	Questcor Pharmaceuticals, Inc.*	1,325,371
80,442	Warner Chilcott Ltd., Class A*	1,781,791
		3,107,162
	Total Common Stocks (Cost $69,053,054)	58,902,683
	Money Market Fund—0.0%
7,703	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,703)	7,703
	Total Investments (Cost $69,060,757)—100.0%	58,910,386
	Liabilities in excess of other assets—0.0%	(6,236)
	Net Assets—100.0%	$58,904,150

*  Non-income producing security.

See Notes to Financial Statements.

20

Portfolio Composition

PowerShares Dynamic Retail Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Retail - Apparel/Shoe	21.4
Retail - Discount	10.3
Food - Retail	8.8
E-Commerce/Services	8.7
Retail - Drug Store	8.2
Rental Auto/Equipment	7.8
Retail - Automobile	6.5
Retail - Major Department Store	5.4
Retail - Bedding	5.0
Retail - Building Products	4.7
Distribution/Wholesale	2.9
Retail - Gardening Products	2.7
Retail - Perfume & Cosmetics	2.7
Retail - Pet Food & Supplies	2.5
Retail - Auto Parts	2.5
Money Market Fund	0.1
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Retail Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Distribution/Wholesale—2.9%
13,091	United Stationers, Inc.*	$617,110
	E-Commerce/Services—8.7%
49,397	eBay, Inc.*	1,100,071
13,684	Netflix, Inc.*	731,410
		1,831,481
	Food - Retail—8.8%
50,940	Kroger Co. (The)	1,178,242
19,224	Weis Markets, Inc.	680,530
		1,858,772
	Rental Auto/Equipment—7.8%
22,718	Aaron's, Inc.	569,086
28,709	Dollar Thrifty Automotive Group, Inc.*	531,403
29,766	Rent-A-Center, Inc.*	546,504
		1,646,993
	Retail - Apparel/Shoe—21.4%
15,245	Aeropostale, Inc.*	572,145
36,476	Dress Barn, Inc.*	658,392
55,667	Gap, Inc. (The)	1,187,934
13,650	Jos. A. Bank Clothiers, Inc.*	559,377
23,037	Men's Wearhouse, Inc. (The)	533,767
12,836	Ross Stores, Inc.	564,912
48,143	Stein Mart, Inc.*	457,359
		4,533,886

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Auto Parts—2.5%
14,033	Advance Auto Parts, Inc.	$522,870
	Retail - Automobile—6.5%
45,431	Asbury Automotive Group, Inc.*	442,498
16,974	Copart, Inc.*	546,054
44,466	Sonic Automotive, Inc., Class A*	397,526
		1,386,078
	Retail - Bedding—5.0%
29,874	Bed Bath & Beyond, Inc.*	1,051,863
	Retail - Building Products—4.7%
40,068	Home Depot, Inc. (The)	1,005,306
	Retail - Discount—10.3%
19,727	Family Dollar Stores, Inc.	558,274
45,163	Fred's, Inc., Class A	534,730
21,700	Wal-Mart Stores, Inc.	1,078,056
		2,171,060
	Retail - Drug Store—8.2%
385,455	Rite Aid Corp.*	497,237
32,941	Walgreen Co.	1,246,158
		1,743,395
	Retail - Gardening Products—2.7%
12,732	Tractor Supply Co.*	569,120

See Notes to Financial Statements.

21

Schedule of Investments (Continued)

PowerShares Dynamic Retail Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Retail - Major Department Store—5.4%
30,370	TJX Cos., Inc. (The)	$1,134,319
	Retail - Perfume & Cosmetics—2.7%
84,050	Sally Beauty Holdings, Inc.*	567,337
	Retail - Pet Food & Supplies—2.5%
33,417	PetMed Express, Inc.	524,313
	Total Common Stocks (Cost $21,310,514)	21,163,903
	Money Market Fund—0.1%
26,463	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,463)	26,463
	Total Investments (Cost $21,336,977)—100.2%	21,190,366
	Liabilities in excess of other assets—(0.2%)	(37,955)
	Net Assets—100.0%	$21,152,411

*  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares Dynamic Semiconductors Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Electronic Components - Semiconductors	60.3
Semiconductor Components - Integrated Circuits	21.8
Wireless Equipment	7.3
Instruments - Scientific	3.1
Networking Products	2.7
Semiconductor Equipment	2.5
Electronic Components - Miscellaneous	2.3
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Electronic Components - Miscellaneous—2.3%
110,766	Vishay Intertechnology, Inc.*	$690,072
	Electronic Components - Semiconductors—60.3%
85,429	Altera Corp.	1,690,640
161,434	Amkor Technology, Inc.*	889,501
44,241	Diodes, Inc.*	724,668
82,430	Intel Corp.	1,575,237
172,114	LSI Corp.*	881,224
220,799	Micron Technology, Inc.*	1,499,225
40,445	Monolithic Power Systems, Inc.*	808,496
20,497	Netlogic Microsystems, Inc.*	779,091
113,326	NVIDIA Corp.*	1,355,379
100,386	PMC - Sierra, Inc.*	855,289
49,838	Semtech Corp.*	770,994
20,391	Silicon Laboratories, Inc.*	854,383
75,373	Skyworks Solutions, Inc.*	786,140
66,851	Texas Instruments, Inc.	1,567,656
51,466	Volterra Semiconductor Corp.*	712,804
73,698	Xilinx, Inc.	1,602,931
78,559	Zoran Corp.*	696,818
		18,050,476
	Instruments - Scientific—3.1%
38,726	FEI Co.*	922,066
	Networking Products—2.7%
32,590	Atheros Communications, Inc.*	802,366
	Semiconductor Components - Integrated Circuits—21.8%
58,205	Analog Devices, Inc.	1,491,794
215,246	Atmel Corp.*	800,715
181,373	Cirrus Logic, Inc.*	877,845
26,360	Hittite Microwave Corp.*	970,048
114,960	Micrel, Inc.	858,751

Number of Shares		Value
	Common Stocks (Continued)
27,697	Power Integrations, Inc.	$864,147
121,562	TriQuint Semiconductor, Inc.*	655,219
		6,518,519
	Semiconductor Equipment—2.5%
165,545	Kulicke & Soffa Industries, Inc.*	769,784
	Wireless Equipment—7.3%
35,353	QUALCOMM, Inc.	1,463,968
182,465	RF Micro Devices, Inc.*	726,211
		2,190,179
	Total Common Stocks (Cost $34,074,351)	29,943,462
	Money Market Fund—0.1%
26,714	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,714)	26,714
	Total Investments (Cost $34,101,065)—100.1%	29,970,176
	Liabilities in excess of other assets—(0.1%)	(44,654)
	Net Assets—100.0%	$29,925,522

*  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares Dynamic Software Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Enterprise Software/Services	29.0
Applications Software	13.3
Internet Security	10.5
Data Processing/Management	9.5
Computers - Integrated Systems	7.8
Internet Application Software	5.1
Industrial Audio & Video Products	5.0
Human Resources	3.4
Networking Products	3.1
Consulting Services	2.9
B2B/E-Commerce	2.8
Electronic Design Automation	2.7
Internet Infrastructure Software	2.6
Computer Services	2.4
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Software Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Applications Software—13.3%
201,594	Compuware Corp.*	$1,423,254
65,179	Progress Software Corp.*	1,505,635
89,488	Quest Software, Inc.*	1,500,714
118,140	Red Hat, Inc.*	3,049,193
		7,478,796
	B2B/E-Commerce—2.8%
99,842	i2 Technologies, Inc.*	1,571,513
	Computer Services—2.4%
31,694	DST Systems, Inc.*	1,321,957
	Computers - Integrated Systems—7.8%
63,224	Jack Henry & Associates, Inc.	1,458,578
51,150	MICROS Systems, Inc.*	1,376,958
54,553	Teradata Corp.*	1,520,937
		4,356,473
	Consulting Services—2.9%
35,101	MAXIMUS, Inc.	1,623,772
	Data Processing/Management—9.5%
95,081	CSG Systems International, Inc.*	1,553,623
63,278	Fair Isaac Corp.	1,286,442
54,976	Fiserv, Inc.*	2,521,749
		5,361,814

Number of Shares		Value
	Common Stocks (Continued)
	Electronic Design Automation—2.7%
68,700	Synopsys, Inc.*	$1,511,400
	Enterprise Software/Services—29.0%
76,662	BMC Software, Inc.*	2,848,760
119,707	CA, Inc.	2,504,271
81,393	Informatica Corp.*	1,727,973
75,289	JDA Software Group, Inc.*	1,493,734
23,886	MicroStrategy, Inc., Class A*	2,084,531
336,910	Novell, Inc.*	1,377,962
122,084	Oracle Corp.	2,575,972
42,126	Sybase, Inc.*	1,666,505
		16,279,708
	Human Resources—3.4%
124,634	Successfactors, Inc.*	1,905,654
	Industrial Audio & Video Products—5.0%
67,500	Dolby Laboratories, Inc., Class A*	2,830,950
	Internet Application Software—5.1%
363,465	Art Technology Group, Inc.*	1,497,476
227,726	S1 Corp.*	1,366,356
		2,863,832
	Internet Infrastructure Software—2.6%
164,695	TIBCO Software, Inc.*	1,441,081

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares Dynamic Software Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Internet Security—10.5%
66,899	McAfee, Inc.*	$2,801,730
177,519	Symantec Corp.*	3,120,784
		5,922,514
	Networking Products—3.1%
178,220	Acme Packet, Inc.*	1,744,774
	Total Common Stocks (Cost $48,512,972)	56,214,238
	Money Market Fund—0.0%
23,023	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $23,023)	23,023
	Total Investments (Cost $48,535,995)—100.1%	56,237,261
	Liabilities in excess of other assets—(0.1%)	(55,638)
	Net Assets—100.0%	$56,181,623

*  Non-income producing security.

See Notes to Financial Statements.

25

Statements of Assets and Liabilities

October 31, 2009 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
ASSETS:
Investments at value	$22,990,460	$183,985,582	$52,194,677	$58,063,743	$45,352,971	$10,503,510	$19,976,708	$17,898,237
Cash	—	—	—	—	—	—	—	—
Receivables:
Dividends	37,050	9	22,844	4,647	43,152	1,103	7,514	10,182
Expense waivers	12,708	—	5,865	6,449	7,885	8,950	8,886	8,398
Shares sold	—	—	—	—	—	—	—	—
Investments sold	—	1,562,393	—	19,142	—	—	723,626	—
Other assets	1,908	2,821	1,951	1,365	2,371	1,061	1,358	1,171
Total Assets	23,042,126	185,550,805	52,225,337	58,095,346	45,406,379	10,514,624	20,718,092	17,917,988
LIABILITIES:
Due to custodian	4,804	6,747	3,613	4,119	5,035	2,594	3,478	2,773
Payables:
Shares purchased	—	1,562,390	—	—	—	—	—	—
Expense recapture	—	3,713	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—	719,730	—
Accrued advisory fees	11,149	83,720	23,630	25,993	19,567	4,577	8,830	8,342
Accrued expenses	70,556	84,739	43,341	50,136	54,176	39,755	39,399	37,176
Total Liabilities	86,509	1,741,309	70,584	80,248	78,778	46,926	771,437	48,291
NET ASSETS	$22,955,617	$183,809,496	$52,154,753	$58,015,098	$45,327,601	$10,467,698	$19,946,655	$17,869,697
NET ASSETS CONSIST OF:
Shares of beneficial interest	$79,204,346	$294,675,613	$58,709,752	$80,398,369	$56,780,998	$22,020,488	$31,415,058	$25,513,713
Undistributed net investment income (loss)	43,572	(215,812)	35,054	12,372	(171,153)	(23,104)	46,729	(79,883)
Accumulated net realized gain (loss) on investments	(54,049,251)	(99,854,779)	(6,460,419)	(29,051,489)	(13,491,959)	(11,819,595)	(10,431,689)	(7,709,474)
Net unrealized appreciation (depreciation) of investments	(2,243,050)	(10,795,526)	(129,634)	6,655,846	2,209,715	289,909	(1,083,443)	145,341
Net Assets	$22,955,617	$183,809,496	$52,154,753	$58,015,098	$45,327,601	$10,467,698	$19,946,655	$17,869,697
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,950,000	12,000,000	4,650,000	3,650,000	3,300,000	600,000	1,500,000	1,500,000
Net asset value	$11.77	$15.32	$11.22	$15.89	$13.74	$17.45	$13.30	$11.91
Share price	$11.78	$15.31	$11.23	$15.89	$13.73	$17.44	$13.31	$11.90
Investments at cost	$25,233,510	$194,781,108	$52,324,311	$51,407,897	$43,143,256	$10,213,601	$21,060,151	$17,752,896

See Notes to Financial Statements.

26

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
ASSETS:
Investments at value	$46,577,803	$26,173,918	$188,491,764	$58,910,386	$21,190,366	$29,970,176	$56,237,261
Cash	—	—	—	7,661	—	—	—
Receivables:
Dividends	3,190	2,748	242,622	63,253	5,580	9,214	6,108
Expense waivers	6,733	7,755	—	7,469	8,859	7,704	5,818
Shares sold	6,348,573	—	—	—	—	—	—
Investments sold	—	—	1,633,977	—	—	4,565,811	—
Other assets	983	1,306	2,391	2,610	2,557	1,333	1,591
Total Assets	52,937,282	26,185,727	190,370,754	58,991,379	21,207,362	34,554,238	56,250,778
LIABILITIES:
Due to custodian	2,740	2,798	6,666	—	4,150	3,554	3,335
Payables:
Shares purchased	—	—	1,634,036	—	—	4,566,044	—
Expense recapture	—	—	1,738	—	—	—	—
Investments purchased	6,348,454	—	—	—	—	—	—
Accrued advisory fees	17,420	11,693	87,971	24,904	10,718	16,103	24,378
Accrued expenses	38,108	36,070	75,333	62,325	40,083	43,015	41,442
Total Liabilities	6,406,722	50,561	1,805,744	87,229	54,951	4,628,716	69,155
NET ASSETS	$46,530,560	$26,135,166	$188,565,010	$58,904,150	$21,152,411	$29,925,522	$56,181,623
NET ASSETS CONSIST OF:
Shares of beneficial interest	$62,897,220	$27,540,016	$337,556,232	$93,888,904	$7,881,343	$74,100,129	$59,006,654
Undistributed net investment income (loss)	(259,673)	(46,599)	67,022	46,590	294,788	9,994	(85,621)
Accumulated net realized gain (loss) on investments	(16,195,910)	(4,414,842)	(142,197,847)	(24,880,973)	13,122,891	(40,053,712)	(10,440,676)
Net unrealized appreciation (depreciation) of investments	88,923	3,056,591	(6,860,397)	(10,150,371)	(146,611)	(4,130,889)	7,701,266
Net Assets	$46,530,560	$26,135,166	$188,565,010	$58,904,150	$21,152,411	$29,925,522	$56,181,623
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,500,000	1,600,000	11,750,000	3,550,000	1,450,000	2,700,000	2,950,000
Net asset value	$10.34	$16.33	$16.05	$16.59	$14.59	$11.08	$19.04
Share price	$10.32	$16.32	$16.06	$16.58	$14.59	$11.07	$19.05
Investments at cost	$46,488,880	$23,117,327	$195,352,161	$69,060,757	$21,336,977	$34,101,065	$48,535,995

27

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)

	PowerShares Dynamic Banking Portfolio	PowerShares Dynamic Biotechnology & Genome Portfolio	PowerShares Dynamic Building & Construction Portfolio	PowerShares Dynamic Energy Exploration & Production Portfolio	PowerShares Dynamic Food & Beverage Portfolio	PowerShares Dynamic Healthcare Services Portfolio	PowerShares Dynamic Insurance Portfolio	PowerShares Dynamic Leisure and Entertainment Portfolio
INVESTMENT INCOME:
Dividend income	$499,743	$370,791	$202,639	$402,483	$662,118	$10,660	$184,991	$88,148
Foreign withholding taxes	(213)	—	—	—	—	—	—	—
Total Income	499,530	370,791	202,639	402,483	662,118	10,660	184,991	88,148
EXPENSES:
Advisory fees	89,162	418,137	135,431	142,214	163,802	27,359	49,502	44,354
Accounting & administration fees	32,132	32,132	32,132	32,132	32,132	32,132	32,132	32,132
Printing	30,150	19,302	3,406	7,573	8,120	1,728	5,314	1,052
Professional fees	16,091	18,419	16,340	16,332	17,064	15,412	15,573	15,563
Sub-licensing	8,916	25,088	8,126	8,533	9,828	2,736	2,970	2,661
Custodian & Transfer Agent fees	4,591	6,981	3,477	3,966	3,925	3,419	3,643	3,475
Trustees	3,026	4,805	2,981	2,987	3,667	2,175	2,365	2,286
Other expenses	5,059	1,804	5,479	6,586	6,252	3,985	5,267	5,454
Total Expenses	189,127	526,668	207,372	220,323	244,790	88,946	116,766	106,977
Less fees waived:
(Waivers) and/or Recapture	(73,218)	185	(36,728)	(41,134)	(38,399)	(53,380)	(54,395)	(51,091)
Net Expenses	115,909	526,853	170,644	179,189	206,391	35,566	62,371	55,886
Net Investment Income (Loss)	383,621	(156,062)	31,995	223,294	455,727	(24,906)	122,620	32,262
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(5,234,890)	(10,689,933)	1,809,387	(4,512,929)	(2,394,844)	(2,185,465)	(657,924)	(1,201,527)
In-kind redemptions	(7,172,307)	22,402,889	2,809,898	4,217,774	8,743,811	867,820	712,631	2,637,240
Net realized gain (loss)	(12,407,197)	11,712,956	4,619,285	(295,155)	6,348,967	(1,317,645)	54,707	1,435,713
Net change in unrealized appreciation/ (depreciation) on investments	10,540,201	11,738,224	(3,525,800)	10,643,569	(300,954)	2,613,285	2,723,983	(38,124)
Net realized and unrealized gain (loss) on investments	(1,866,996)	23,451,180	1,093,485	10,348,414	6,048,013	1,295,640	2,778,690	1,397,589
Net increase (decrease) in net assets resulting from operations	$(1,483,375)	$23,295,118	$1,125,480	$10,571,708	$6,503,740	$1,270,734	$2,901,310	$1,429,851

See Notes to Financial Statements.

28

	PowerShares Dynamic Media Portfolio	PowerShares Dynamic Networking Portfolio	PowerShares Dynamic Oil & Gas Services Portfolio	PowerShares Dynamic Pharmaceuticals Portfolio	PowerShares Dynamic Retail Portfolio	PowerShares Dynamic Semiconductors Portfolio	PowerShares Dynamic Software Portfolio
INVESTMENT INCOME:
Dividend income	$46,733	$8,024	$881,126	$615,218	$286,973	$221,521	$66,490
Foreign withholding taxes	—	—	(7,214)	—	—	—	—
Total Income	46,733	8,024	873,912	615,218	286,973	221,521	66,490
EXPENSES:
Advisory fees	42,969	56,050	460,662	196,277	139,832	98,222	124,265
Accounting & administration fees	32,132	32,132	33,076	32,132	32,132	32,132	32,132
Printing	1,439	927	19,154	14,659	4,399	4,495	3,439
Professional fees	15,406	15,621	18,865	17,096	16,553	16,024	16,139
Sub-licensing	2,578	3,363	27,640	11,777	8,390	5,893	7,456
Custodian & Transfer Agent fees	3,769	3,378	6,889	3,964	3,911	3,744	3,587
Trustees	2,160	2,342	5,230	3,763	3,255	2,708	2,788
Other expenses	5,732	5,405	8,313	5,753	5,621	5,976	5,446
Total Expenses	106,185	119,218	579,829	285,421	214,093	169,194	195,252
Less fees waived:
(Waivers) and/or Recapture	(52,044)	(48,595)	—	(38,113)	(37,905)	(45,435)	(38,678)
Net Expenses	54,141	70,623	579,829	247,308	176,188	123,759	156,574
Net Investment Income (Loss)	(7,408)	(62,599)	294,083	367,910	110,785	97,762	(90,084)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(876,347)	(181,829)	2,530,820	(6,677,039)	(741,970)	(3,519,013)	(528,452)
In-kind redemptions	1,238,537	1,682,934	(7,637,043)	(3,367,669)	20,397,222	4,869,987	4,840,293
Net realized gain (loss)	362,190	1,501,105	(5,106,223)	(10,044,708)	19,655,252	1,350,974	4,311,841
Net change in unrealized appreciation/ (depreciation) on investments	1,380,387	2,124,054	39,606,782	25,872,039	(17,051,385)	1,213,765	5,788,866
Net realized and unrealized gain (loss) on investments	1,742,577	3,625,159	34,500,559	15,827,331	2,603,867	2,564,739	10,100,707
Net increase (decrease) in net assets resulting from operations	$1,735,169	$3,562,560	$34,794,642	$16,195,241	$2,714,652	$2,662,501	$10,010,623

29

Statements of Changes in Net Assets

	PowerShares Dynamic Banking Portfolio		PowerShares Dynamic Biotechnology & Genome Portfolio		PowerShares Dynamic Building & Construction Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$383,621	$3,065,051	$(156,062)	$(714,889)	$31,995	$45,218
Net realized gain (loss) on investments	(12,407,197)	(44,050,050)	11,712,956	(45,252,998)	4,619,285	(13,515,181)
Net change in unrealized appreciation (depreciation) of investments	10,540,201	(14,785,699)	11,738,224	(23,412,046)	(3,525,800)	3,991,876
Net increase (decrease) in net assets resulting from operations	(1,483,375)	(55,770,698)	23,295,118	(69,379,933)	1,125,480	(9,478,087)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(18,008)	(39,384)	(53,030)	(155,505)	5,989	108,043
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,023,336)	(3,373,727)	—	—	(44,736)	(22,670)
Total distributions to shareholders	(1,023,336)	(3,373,727)	—	—	(44,736)	(22,670)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,608,633	149,390,286	64,975,647	173,345,740	20,180,873	63,471,504
Value of shares repurchased	(68,920,160)	(123,120,186)	(43,757,865)	(163,668,814)	(18,248,851)	(20,351,949)
Net income equalization	18,008	39,384	53,030	155,505	(5,989)	(108,043)
Net increase (decrease) in net assets resulting from shares transactions	(49,293,519)	26,309,484	21,270,812	9,832,431	1,926,033	43,011,512
Increase (Decrease) in Net Assets	(51,818,238)	(32,874,325)	44,512,900	(59,703,007)	3,012,766	33,618,798
NET ASSETS:
Beginning of period	74,773,855	107,648,180	139,296,596	198,999,603	49,141,987	15,523,189
End of period	$22,955,617	$74,773,855	$183,809,496	$139,296,596	$52,154,753	$49,141,987
Undistributed net investment income (loss) at end of period	$43,572	$701,295	$(215,812)	$(6,720)	$35,054	$41,806
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,650,000	8,500,000	4,100,000	9,800,000	1,750,000	5,400,000
Shares repurchased	(5,700,000)	(8,000,000)	(2,900,000)	(10,200,000)	(1,600,000)	(1,800,000)
Shares outstanding, beginning of period	6,000,000	5,500,000	10,800,000	11,200,000	4,500,000	900,000
Shares outstanding, end of period	1,950,000	6,000,000	12,000,000	10,800,000	4,650,000	4,500,000

See Notes to Financial Statements.

30

	PowerShares Dynamic Energy Exploration & Production Portfolio		PowerShares Dynamic Food & Beverage Portfolio		PowerShares Dynamic Healthcare Services Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$223,294	$269,991	$455,727	$1,417,886	$(24,906)	$(56,425)
Net realized gain (loss) on investments	(295,155)	(40,050,400)	6,348,967	(21,534,041)	(1,317,645)	(15,214,250)
Net change in unrealized appreciation (depreciation) of investments	10,643,569	(26,868,276)	(300,954)	672,398	2,613,285	5,594,158
Net increase (decrease) in net assets resulting from operations	10,571,708	(66,648,685)	6,503,740	(19,443,757)	1,270,734	(9,676,517)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(3,109)	11,918	(265,928)	207,792	5,111	(5,281)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(228,086)	(345,726)	(774,444)	(1,004,394)	—	—
Total distributions to shareholders	(228,086)	(345,726)	(774,444)	(1,004,394)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	19,714,062	98,734,331	30,927,571	85,048,720	6,663,428	26,116,175
Value of shares repurchased	(23,386,542)	(119,198,333)	(77,921,704)	(65,021,064)	(8,266,811)	(33,664,830)
Net income equalization	3,109	(11,918)	265,928	(207,792)	(5,111)	5,281
Net increase (decrease) in net assets resulting from shares transactions	(3,669,371)	(20,475,920)	(46,728,205)	19,819,864	(1,608,494)	(7,543,374)
Increase (Decrease) in Net Assets	6,671,142	(87,458,413)	(41,264,837)	(420,495)	(332,649)	(17,225,172)
NET ASSETS:
Beginning of period	51,343,956	138,802,369	86,592,438	87,012,933	10,800,347	28,025,519
End of period	$58,015,098	$51,343,956	$45,327,601	$86,592,438	$10,467,698	$10,800,347
Undistributed net investment income (loss) at end of period	$12,372	$20,273	$(171,153)	$413,492	$(23,104)	$(3,309)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,300,000	4,700,000	2,300,000	6,400,000	400,000	1,200,000
Shares repurchased	(1,550,000)	(6,000,000)	(5,800,000)	(4,800,000)	(500,000)	(1,700,000)
Shares outstanding, beginning of period	3,900,000	5,200,000	6,800,000	5,200,000	700,000	1,200,000
Shares outstanding, end of period	3,650,000	3,900,000	3,300,000	6,800,000	600,000	700,000

31

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Insurance Portfolio		PowerShares Dynamic Leisure and Entertainment Portfolio		PowerShares Dynamic Media Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$122,620	$326,562	$32,262	$104,077	$(7,408)	$92,883
Net realized gain (loss) on investments	54,707	(8,673,069)	1,435,713	(6,028,991)	362,190	(14,576,403)
Net change in unrealized appreciation (depreciation) of investments	2,723,983	(2,704,707)	(38,124)	1,748,598	1,380,387	2,190,171
Net increase (decrease) in net assets resulting from operations	2,901,310	(11,051,214)	1,429,851	(4,176,316)	1,735,169	(12,293,349)
Undistributed net investment income (loss) included in the price of units issued and redeemed	11,659	(22,747)	(83,689)	(45,282)	(249,298)	83,755
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(150,870)	(304,900)	(31,485)	(101,048)	—	(95,850)
Return of capital	—	—	—	—	—	(48,916)
Total distributions to shareholders	(150,870)	(304,900)	(31,485)	(101,048)	—	(144,766)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	5,120,524	40,493,250	17,706,493	33,503,371	39,303,977	33,989,362
Value of shares repurchased	(14,733,189)	(36,340,003)	(14,010,872)	(31,564,852)	(2,762,791)	(44,220,220)
Net income equalization	(11,659)	22,747	83,689	45,282	249,298	(83,755)
Net increase (decrease) in net assets resulting from shares transactions	(9,624,324)	4,175,994	3,779,310	1,983,801	36,790,484	(10,314,613)
Increase (Decrease) in Net Assets	(6,862,225)	(7,202,867)	5,093,987	(2,338,845)	38,276,355	(22,668,973)
NET ASSETS:
Beginning of period	26,808,880	34,011,747	12,775,710	15,114,555	8,254,205	30,923,178
End of period	$19,946,655	$26,808,880	$17,869,697	$12,775,710	$46,530,560	$8,254,205
Undistributed net investment income (loss) at end of period	$46,729	$63,320	$(79,883)	$3,029	$(259,673)	$(2,967)
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	2,900,000	1,500,000	2,900,000	3,800,000	3,100,000
Shares repurchased	(1,200,000)	(2,700,000)	(1,200,000)	(2,700,000)	(300,000)	(4,400,000)
Shares outstanding, beginning of period	2,300,000	2,100,000	1,200,000	1,000,000	1,000,000	2,300,000
Shares outstanding, end of period	1,500,000	2,300,000	1,500,000	1,200,000	4,500,000	1,000,000

See Notes to Financial Statements.

32

	PowerShares Dynamic Networking Portfolio		PowerShares Dynamic Oil & Gas Services Portfolio		PowerShares Dynamic Pharmaceuticals Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(62,599)	$(42,042)	$294,083	$695,080	$367,910	$1,192,621
Net realized gain (loss) on investments	1,501,105	(2,731,762)	(5,106,223)	(93,981,939)	(10,044,708)	(7,401,862)
Net change in unrealized appreciation (depreciation) of investments	2,124,054	2,466,022	39,606,782	(103,881,339)	25,872,039	(25,038,354)
Net increase (decrease) in net assets resulting from operations	3,562,560	(307,782)	34,794,642	(197,168,198)	16,195,241	(31,247,595)
Undistributed net investment income (loss) included in the price of units issued and redeemed	18,677	74,424	12,920	19,943	(176,339)	(32,948)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(436,700)	(543,711)	(594,659)	(949,059)
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	—	—	(436,700)	(543,711)	(594,659)	(949,059)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,478,814	16,238,074	59,225,206	224,020,307	12,747,350	97,609,610
Value of shares repurchased	(5,182,380)	(12,485,502)	(60,733,875)	(250,531,653)	(73,792,514)	(67,679,197)
Net income equalization	(18,677)	(74,424)	(12,920)	(19,943)	176,339	32,948
Net increase (decrease) in net assets resulting from shares transactions	6,277,757	3,678,148	(1,521,589)	(26,531,289)	(60,868,825)	29,963,361
Increase (Decrease) in Net Assets	9,858,994	3,444,790	32,849,273	(224,223,255)	(45,444,582)	(2,266,241)
NET ASSETS:
Beginning of period	16,276,172	12,831,382	155,715,737	379,938,992	104,348,732	106,614,973
End of period	$26,135,166	$16,276,172	$188,565,010	$155,715,737	$58,904,150	$104,348,732
Undistributed net investment income (loss) at end of period	$(46,599)	$(2,677)	$67,022	$196,719	$46,590	$449,678
CHANGES IN SHARES OUTSTANDING:
Shares sold	750,000	1,300,000	3,800,000	10,100,000	800,000	5,800,000
Shares repurchased	(350,000)	(900,000)	(3,950,000)	(11,200,000)	(4,750,000)	(4,500,000)
Shares outstanding, beginning of period	1,200,000	800,000	11,900,000	13,000,000	7,500,000	6,200,000
Shares outstanding, end of period	1,600,000	1,200,000	11,750,000	11,900,000	3,550,000	7,500,000

33

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Retail Portfolio		PowerShares Dynamic Semiconductors Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$110,785	$106,546	$97,762	$146,834
Net realized gain (loss) on investments	19,655,252	(6,551,977)	1,350,974	(27,291,485)
Net change in unrealized appreciation (depreciation) of investments	(17,051,385)	16,783,713	1,213,765	3,722,475
Net increase (decrease) in net assets resulting from operations	2,714,652	10,338,282	2,662,501	(23,422,176)
Undistributed net investment income (loss) included in the price of units issued and redeemed	241,847	(334,997)	(18,359)	(23,617)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(116,122)	(48,268)	(75,243)	(141,000)
Total distributions to shareholders	(116,122)	(48,268)	(75,243)	(141,000)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	44,362,039	109,311,011	21,677,837	37,774,948
Value of shares repurchased	(103,415,080)	(56,384,978)	(30,713,066)	(52,894,493)
Net income equalization	(241,847)	334,997	18,359	23,617
Net increase (decrease) in net assets resulting from shares transactions	(59,294,888)	53,261,030	(9,016,870)	(15,095,928)
Increase (Decrease) in Net Assets	(56,454,511)	63,216,047	(6,447,971)	(38,682,721)
NET ASSETS:
Beginning of period	77,606,922	14,390,875	36,373,493	75,056,214
End of period	$21,152,411	$77,606,922	$29,925,522	$36,373,493
Undistributed net investment income (loss) at end of period	$294,788	$58,278	$9,994	$5,834
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,000,000	8,500,000	1,900,000	3,000,000
Shares repurchased	(6,850,000)	(4,100,000)	(2,700,000)	(4,100,000)
Shares outstanding, beginning of period	5,300,000	900,000	3,500,000	4,600,000
Shares outstanding, end of period	1,450,000	5,300,000	2,700,000	3,500,000

See Notes to Financial Statements.

34

	PowerShares Dynamic Software Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$(90,084)	$(124,681)
Net realized gain (loss) on investments	4,311,841	(5,090,447)
Net change in unrealized appreciation (depreciation) of investments	5,788,866	2,850,819
Net increase (decrease) in net assets resulting from operations	10,010,623	(2,364,309)
Undistributed net investment income (loss) included in the price of units issued and redeemed	7,695	36,904
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Total distributions to shareholders	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,947,019	29,449,067
Value of shares repurchased	(17,672,508)	(25,243,698)
Net income equalization	(7,695)	(36,904)
Net increase (decrease) in net assets resulting from shares transactions	9,266,816	4,168,465
Increase (Decrease) in Net Assets	19,285,134	1,841,060
NET ASSETS:
Beginning of period	36,896,489	35,055,429
End of period	$56,181,623	$36,896,489
Undistributed net investment income (loss) at end of period	$(85,621)	$(3,232)
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,600,000	2,000,000
Shares repurchased	(1,050,000)	(1,600,000)
Shares outstanding, beginning of period	2,400,000	2,000,000
Shares outstanding, end of period	2,950,000	2,400,000

35

Financial Highlights

PowerShares Dynamic Banking Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.46	$19.57	$23.68	$25.17
Net investment income**	0.12	0.46	0.52	0.22
Net realized and unrealized loss on investments	(0.51)	(7.04)	(4.22)	(1.49)
Total from investment operations	(0.39)	(6.58)	(3.70)	(1.27)
Distributions to shareholders from:
Net investment income	(0.30)	(0.53)	(0.41)	(0.22)
Net asset value at end of period	$11.77	$12.46	$19.57	$23.68
Share price at end of period***	$11.78	$12.43
NET ASSET VALUE, TOTAL RETURN:****	(3.07)%	(34.34)%	(15.80)%	(5.08)%
SHARE PRICE TOTAL RETURN****	(2.78)%	(34.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,956	$74,774	$107,648	$4,736
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.66%	0.76%†
Expenses, prior to (Waivers) and/or Recapture	1.06%†	0.72%	0.78%	1.88%†
Net investment income, after (Waivers) and/or Recapture	2.15%†	2.82%	2.71%	1.58%†
Portfolio turnover rate ††	43%	93%	111%	57%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.05)	$(0.06)

PowerShares Dynamic Biotechnology & Genome Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.90	$17.77	$19.30	$17.24	$14.71
Net investment loss**	(0.01)	(0.06)	(0.11)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	2.43	(4.81)	(1.42)	2.16	2.61
Total from investment operations	2.42	(4.87)	(1.53)	2.06	2.53
Net asset value at end of period	$15.32	$12.90	$17.77	$19.30	$17.24
Share price at end of period***	$15.31	$12.87
NET ASSET VALUE, TOTAL RETURN:****	18.76%	(27.41)%	(7.93)%	11.95%	17.20%
SHARE PRICE TOTAL RETURN****	18.96%	(27.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$183,809	$139,297	$199,000	$258,616	$250,021
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.64	%†
Expenses, prior to (Waivers) and/or Recapture	0.63%†	0.62%	0.62%	0.66%	0.67	%†
Net investment loss, after (Waivers) and/or Recapture	(0.19)%†	(0.38)%	(0.57)%	(0.56)%	(0.55	)%†
Portfolio turnover rate ††	49%	93%	91%	82%	49%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.01	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Building & Construction Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.92		$17.25	$18.70	$18.15	$15.26
Net investment income**	0.01		0.02	0.02	0.02	0.00	(a)
Net realized and unrealized gain (loss) on investments	0.30		(6.33)	(1.45)	0.53	2.90
Total from investment operations	0.31		(6.31)	(1.43)	0.55	2.90
Distributions to shareholders from:
Net investment income	(0.01)		(0.02)	(0.02)	0.00 (a)	(0.01)
Net asset value at end of period	$11.22		$10.92	$17.25	$18.70	$18.15
Share price at end of period***	$11.23		$10.94
NET ASSET VALUE, TOTAL RETURN:****	2.84%		(36.61)%	(7.66)%	3.06%	18.99%
SHARE PRICE TOTAL RETURN****	2.74%		(36.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$52,155		$49,142	$15,523	$18,699	$25,406
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.77	%†	1.06%	1.18%	1.65%	0.80	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.12	%†	0.19%	0.09%	0.15%	0.00	†(a)
Portfolio turnover rate ††	30%		50%	75%	59%	29%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.05	$(0.02)	$0.01	—

PowerShares Dynamic Energy Exploration & Production Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.17		$26.69	$21.29	$18.63	$16.03
Net investment income**	0.06		0.06	0.05	0.09	0.00	(a)
Net realized and unrealized gain (loss) on investments	2.72		(13.50)	5.41	2.63	2.62
Total from investment operations	2.78		(13.44)	5.46	2.72	2.62
Distributions to shareholders from:
Net investment income	(0.06)		(0.08)	(0.06)	(0.06)	(0.02)
Tax return of capital	—		—	0.00 (a)	—	—
Total distributions	(0.06)		(0.08)	(0.06)	(0.06)	(0.02)
Net asset value at end of period	$15.89		$13.17	$26.69	$21.29	$18.63
Share price at end of period***	$15.89		$13.15
NET ASSET VALUE, TOTAL RETURN:****	21.13%		(50.42)%	25.69%	14.66%	16.33%
SHARE PRICE TOTAL RETURN****	21.32%		(50.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,015		$51,344	$138,802	$123,488	$111,795
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.66	%†
Expenses, prior to (Waivers) and/or Recapture	0.77	%†	0.69%	0.65%	0.74%	0.75	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.79	%†	0.30%	0.23%	0.47%	(0.01	)%†
Portfolio turnover rate ††	39%		68%	39%	59%	19%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.00	)(a)	$0.00 (a)	$0.00 (a)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005 or 0.005%.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Food & Beverage Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$12.73	$16.73	$17.53	$15.17	$14.85
Net investment income**	0.10	0.25	0.18	0.39	0.11
Net realized and unrealized gain (loss) on investments	1.06	(4.08)	(0.42)	2.14	0.30
Total from investment operations	1.16	(3.83)	(0.24)	2.53	0.41
Distributions to shareholders from:
Net investment income	(0.15)	(0.17)	(0.40)	(0.17)	(0.09)
Return of capital	—	—	(0.16)	—	—
Total distributions	(0.15)	(0.17)	(0.56)	(0.17)	(0.09)
Net asset value at end of period	$13.74	$12.73	$16.73	$17.53	$15.17
Share price at end of period***	$13.73	$12.74
NET ASSET VALUE, TOTAL RETURN:****	9.14%	(22.99)%	(1.40)%	16.79%	2.78%
SHARE PRICE TOTAL RETURN****	8.96%	(22.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$45,328	$86,592	$87,013	$33,314	$24,270
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.64%	0.69%†
Expenses, prior to (Waivers) and/or Recapture	0.75%†	0.71%	0.88%	1.15%	1.07%†
Net investment income, after (Waivers) and/or Recapture	1.39%†	1.80%	1.11%	2.42%	0.91%†
Portfolio turnover rate ††	32%	65%	64%	50%	72%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.06)	$0.04	$0.07	$0.02	—

PowerShares Dynamic Healthcare Services Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.43	$23.35	$28.04	$24.88
Net investment loss**	(0.04)	(0.05)	(0.16)	(0.08)
Net realized and unrealized gain (loss) on investments	2.06	(7.87)	(4.53)	3.24
Total from investment operations	2.02	(7.92)	(4.69)	3.16
Net asset value at end of period	$17.45	$15.43	$23.35	$28.04
Share price at end of period***	$17.44	$15.43
NET ASSET VALUE, TOTAL RETURN:****	13.09%	(33.92)%	(16.73)%	12.70%
SHARE PRICE TOTAL RETURN****	13.03%	(33.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,468	$10,800	$28,026	$28,041
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.67%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	1.63%†	1.10%	0.80%	1.20%†
Net investment loss, after (Waivers) and/or Recapture	(0.46)%†	(0.27)%	(0.54)%	(0.56)%†
Portfolio turnover rate ††	40%	91%	63%	13%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	$0.04	$(0.04)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares Dynamic Insurance Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,				For the Period October 26, 2005* Through
	(Unaudited)	2009	2008		2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.66	$16.20	$18.84		$17.31	$15.44
Net investment income**	0.08	0.15	0.27	†††	0.15	0.07
Net realized and unrealized gain (loss) on investments	1.66	(4.54)	(2.61)		1.51	1.86
Total from investment operations	1.74	(4.39)	(2.34)		1.66	1.93
Distributions to shareholders from:
Net investment income	(0.10)	(0.15)	(0.30)		(0.13)	(0.06)
Net asset value at end of period	$13.30	$11.66	$16.20		$18.84	$17.31
Share price at end of period***	$13.31	$11.61
NET ASSET VALUE, TOTAL RETURN:****	15.01%	(27.26)%	(12.56)%		9.62%	12.54%
SHARE PRICE TOTAL RETURN****	15.60%	(27.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,947	$26,809	$34,012		$58,401	$31,164
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%		0.63%	0.68	%†
Expenses, prior to (Waivers) and/or Recapture	1.18%†	0.98%	0.82%		0.96%	0.87	%†
Net investment income, after (Waivers) and/or Recapture	1.24%†	1.13%	1.54	%†††	0.87%	0.81	%†
Portfolio turnover rate ††	38%	52%	82%		40%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$(0.01)	$(0.03)		$0.01	—

PowerShares Dynamic Leisure and Entertainment Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.65	$15.11	$18.32	$16.29	$14.77
Net investment income**	0.02	0.10	0.12	0.07	0.03
Net realized and unrealized gain (loss) on investments	1.26	(4.46)	(2.75)	2.05	1.51
Total from investment operations	1.28	(4.36)	(2.63)	2.12	1.54
Distributions to shareholders from:
Net investment income	(0.02)	(0.10)	(0.19)	(0.08)	(0.02)
Return of capital	—	—	(0.39)	(0.01)	—
Total distributions	(0.02)	(0.10)	(0.58)	(0.09)	(0.02)
Net asset value at end of period	$11.91	$10.65	$15.11	$18.32	$16.29
Share price at end of period***	$11.90	$10.63
NET ASSET VALUE, TOTAL RETURN:****	12.04%	(28.91)%	(14.58)%	13.02%	10.41%
SHARE PRICE TOTAL RETURN****	12.16%	(29.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,870	$12,776	$15,115	$49,472	$27,701
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.64%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	1.21%†	1.65%	0.95%	1.07%	1.03%†
Net investment income, after (Waivers) and/or Recapture	0.36%†	0.96%	0.70%	0.42%	0.22%†
Portfolio turnover rate ††	47%	50%	58%	35%	48%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$(0.04)	$(0.16)	$0.01	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $2.00 per share owned of Progressive Corp. (The) on September 14, 2007. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividend are $0.17 and 0.96%, respectively.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

39

Financial Highlights (Continued)

PowerShares Dynamic Media Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$8.25		$13.44	$16.48	$14.44	$14.93
Net investment income (loss)**	(0.00	)(a)	0.05	0.06	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.09		(5.18)	(2.82)	2.04	(0.49)
Total from investment operations	2.09		(5.13)	(2.76)	2.08	(0.47)
Distributions to shareholders from:
Net investment income	—		(0.04)	(0.06)	(0.04)	(0.02)
Return of capital	—		(0.02)	(0.22)	—	—
Total distributions	—		(0.06)	(0.28)	(0.04)	(0.02)
Net asset value at end of period	$10.34		$8.25	$13.44	$16.48	$14.44
Share price at end of period***	$10.32		$8.26
NET ASSET VALUE, TOTAL RETURN:****	25.33%		(38.30)%	(16.91)%	14.42%	(3.15)%
SHARE PRICE TOTAL RETURN****	24.94%		(38.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,531		$8,254	$30,923	$31,305	$24,543
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.64%	0.68%†
Expenses, prior to (Waivers) and/or Recapture	1.24	%†	1.22%	0.85%	1.24%	1.04%†
Net investment income (loss), after (Waivers) and/or Recapture	(0.09	)%†	0.52%	0.36%	0.25%	0.19%†
Portfolio turnover rate ††	16%		69%	62%	43%	68%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.13)		$0.05	$(0.04)	$(0.01)	—

PowerShares Dynamic Networking Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.56	$16.04	$18.68	$17.38	$14.96
Net investment loss**	(0.04)	(0.06)	(0.09)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments	2.81	(2.42)	(2.55)	1.39	2.50
Total from investment operations	2.77	(2.48)	(2.64)	1.30	2.42
Net asset value at end of period	$16.33	$13.56	$16.04	$18.68	$17.38
Share price at end of period***	$16.32	$13.58
NET ASSET VALUE, TOTAL RETURN:****	20.43%	(15.46)%	(14.13)%	7.48%	16.18%
SHARE PRICE TOTAL RETURN****	20.18%	(15.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,135	$16,276	$12,831	$18,677	$27,806
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.64%	0.68	%†
Expenses, prior to (Waivers) and/or Recapture	1.06%†	1.92%	1.25%	1.24%	1.03	%†
Net investment loss, after (Waivers) and/or Recapture	(0.56)%†	(0.49)%	(0.51)%	(0.54)%	(0.59	)%†
Portfolio turnover rate ††	24%	23%	17%	62%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.11	$0.01	$0.03	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

40

Financial Highlights (Continued)

PowerShares Dynamic Oil & Gas Services Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.09		$29.23	$22.70	$21.41	$16.43
Net investment income (loss)**	0.02		0.06	(0.02)	0.00 (a)	(0.01)
Net realized and unrealized gain (loss) on investments	2.98		(16.16)	6.55	1.29	4.99
Total from investment operations	3.00		(16.10)	6.53	1.29	4.98
Distributions to shareholders from:
Net investment income	(0.04)		(0.04)	—	—	—
Net asset value at end of period	$16.05		$13.09	$29.23	$22.70	$21.41
Share price at end of period***	$16.06		$13.11
NET ASSET VALUE, TOTAL RETURN:****	22.90%		(55.04)%	28.77%	6.03%	30.31%
SHARE PRICE TOTAL RETURN****	22.79%		(54.93)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$188,565		$155,716	$379,939	$272,456	$336,132
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.62%	0.62%	0.63%	0.64	%†
Expenses, prior to (Waivers) and/or Recapture	0.63	%†	0.61%	0.60%	0.65%	0.67	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.32	%†	0.29%	(0.06)%	0.02%	(0.10	)%†
Portfolio turnover rate ††	30%		48%	67%	76%	10%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$0.00 (a)	$0.00 (a)	—

PowerShares Dynamic Pharmaceuticals Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.91	$17.20	$19.61	$16.54	$14.84
Net investment income**	0.07	0.15	0.10	0.08	0.06
Net realized and unrealized gain (loss) on investments	2.74	(3.32)	(2.45)	3.08	1.68
Total from investment operations	2.81	(3.17)	(2.35)	3.16	1.74
Distributions to shareholders from:
Net investment income	(0.13)	(0.12)	(0.06)	(0.08)	(0.04)
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.13)	(0.12)	(0.06)	(0.09)	(0.04)
Net asset value at end of period	$16.59	$13.91	$17.20	$19.61	$16.54
Share price at end of period***	$16.58	$13.92
NET ASSET VALUE, TOTAL RETURN:****	20.23%	(18.52)%	(11.99)%	19.20%	11.74%
SHARE PRICE TOTAL RETURN****	20.08%	(18.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,904	$104,349	$106,615	$82,345	$66,157
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.66%†
Expenses, prior to (Waivers) and/or Recapture	0.73%†	0.66%	0.69%	0.80%	0.88%†
Net investment income, after (Waivers) and/or Recapture	0.94%†	0.95%	0.52%	0.43%	0.42%†
Portfolio turnover rate ††	19%	31%	45%	29%	29%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.04)	$0.00 (a)	$(0.01)	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

41

Financial Highlights (Continued)

PowerShares Dynamic Retail Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.64	$15.99	$20.02	$18.29	$15.13
Net investment income**	0.03	0.05	0.04	0.07	0.01
Net realized and unrealized gain (loss) on investments	(0.05)	(1.36)	(3.92)	1.71	3.16
Total from investment operations	(0.02)	(1.31)	(3.88)	1.78	3.17
Distributions to shareholders from:
Net investment income	(0.03)	(0.04)	(0.10)	(0.05)	(0.01)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.03)	(0.04)	(0.15)	(0.05)	(0.01)
Net asset value at end of period	$14.59	$14.64	$15.99	$20.02	$18.29
Share price at end of period***	$14.59	$14.64
NET ASSET VALUE, TOTAL RETURN:****	(0.13)%	(8.11)%	(19.41)%	9.72%	20.98%
SHARE PRICE TOTAL RETURN****	(0.13)%	(8.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,152	$77,607	$14,391	$24,029	$23,783
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.64%	0.70%†
Expenses, prior to (Waivers) and/or Recapture	0.77%†	1.08%	1.46%	1.41%	0.97%†
Net investment income, after (Waivers) and/or Recapture	0.40%†	0.45%	0.22%	0.35%	0.17%†
Portfolio turnover rate ††	28%	53%	198%	73%	11%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.07	$(0.17)	$(0.07)	$0.00 (a)	—

PowerShares Dynamic Semiconductors Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$10.39	$16.32	$19.05	$20.18	$14.93
Net investment income (loss)**	0.03	0.04	(0.01)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.68	(5.92)	(2.72)	(1.09)	5.30
Total from investment operations	0.71	(5.88)	(2.73)	(1.13)	5.25
Distribution to shareholder from:
Net investment income	(0.02)	(0.05)	—	—	—
Net asset value at end of period	$11.08	$10.39	$16.32	$19.05	$20.18
Share price at end of period***	$11.07	$10.39
NET ASSET VALUE, TOTAL RETURN:****	6.84%	(36.01)%	(14.33)%	(5.60)%	35.16%
SHARE PRICE TOTAL RETURN****	6.74%	(36.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$29,926	$36,373	$75,056	$161,886	$106,929
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.65	%†
Expenses, prior to (Waivers) and/or Recapture	0.86%†	0.82%	0.67%	0.78%	0.75	%†
Net investment income (loss), after (Waivers) and/or Recapture	0.50%†	0.32%	(0.04)%	(0.23)%	(0.33	)%†
Portfolio turnover rate ††	40%	65%	56%	51%	42%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$0.02	$(0.01)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

42

Financial Highlights (Continued)

PowerShares Dynamic Software Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,			For the Period June 23, 2005* Through
	(Unaudited)		2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.37		$17.53	$20.39	$18.44	$14.98
Net investment loss**	(0.03)		(0.06)	(0.10)	(0.10)	(0.08)
Net realized and unrealized gain (loss) on investments	3.70		(2.10)	(2.76)	2.05	3.54
Total from investment operations	3.67		(2.16)	(2.86)	1.95	3.46
Net asset value at end of period	$19.04		$15.37	$17.53	$20.39	$18.44
Share price at end of period***	$19.05		$15.37
NET ASSET VALUE, TOTAL RETURN:****	23.88%		(12.32)%	(14.03)%	10.57%	23.10%
SHARE PRICE TOTAL RETURN****	23.94%		(12.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$56,182		$36,896	$35,055	$71,369	$49,799
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63	%†	0.63%	0.63%	0.63%	0.67	%†
Expenses, prior to (Waivers) and/or Recapture	0.79	%†	0.97%	0.78%	0.83%	0.91	%†
Net investment loss, after (Waivers) and/or Recapture	(0.36	)%†	(0.42)%	(0.49)%	(0.51)%	(0.53	)%†
Portfolio turnover rate ††	16%		53%	64%	59%	75%
Undistributed net investment income included in price of units issued and redeemed**#	$0.00	(a)	$0.02	$0.05	$0.00 (a)	—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

43

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Banking Portfolio	"Dynamic Banking Portfolio"

PowerShares Dynamic Biotechnology & Genome Portfolio	"Dynamic Biotechnology & Genome Portfolio"

PowerShares Dynamic Building & Construction Portfolio	"Dynamic Building & Construction Portfolio"

PowerShares Dynamic Energy Exploration & Production Portfolio	"Dynamic Energy Exploration & Production Portfolio"

PowerShares Dynamic Food & Beverage Portfolio	"Dynamic Food & Beverage Portfolio"

PowerShares Dynamic Healthcare Services Portfolio	"Dynamic Healthcare Services Portfolio"

PowerShares Dynamic Insurance Portfolio	"Dynamic Insurance Portfolio"

PowerShares Dynamic Leisure and Entertainment Portfolio	"Dynamic Leisure and Entertainment Portfolio"

PowerShares Dynamic Media Portfolio	"Dynamic Media Portfolio"

PowerShares Dynamic Networking Portfolio	"Dynamic Networking Portfolio"

PowerShares Dynamic Oil & Gas Services Portfolio	"Dynamic Oil & Gas Services Portfolio"

PowerShares Dynamic Pharmaceuticals Portfolio	"Dynamic Pharmaceuticals Portfolio"

PowerShares Dynamic Retail Portfolio	"Dynamic Retail Portfolio"

PowerShares Dynamic Semiconductors Portfolio	"Dynamic Semiconductors Portfolio"

PowerShares Dynamic Software Portfolio	"Dynamic Software Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units of each Fund are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and recorded on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and recorded on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with Invesco PowerShares Capital Management LLC (the "Adviser") under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. Each Fund agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2010. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture". The net amounts of (Waivers) and/or Recapture for the period ended October 31, 2009 are shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2009 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/10	04/30/11	04/30/12	10/31/12
Dynamic Banking Portfolio	$273,858	$44,107	$74,803	$81,730	$73,218
Dynamic Biotechnology & Genome Portfolio	98,002	45,686	23,890	18,040	10,386
Dynamic Building & Construction Portfolio	332,897	73,959	117,728	104,482	36,728

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/10	04/30/11	04/30/12	10/31/12
Dynamic Energy Exploration & Production Portfolio	$210,985	$64,271	$33,825	$71,755	$41,134
Dynamic Food & Beverage Portfolio	283,911	74,935	106,057	64,520	38,399
Dynamic Healthcare Services Portfolio	262,099	36,928	73,787	98,004	53,380
Dynamic Insurance Portfolio	320,977	70,253	94,552	101,777	54,395
Dynamic Leisure and Entertainment Portfolio	345,432	73,697	109,307	111,337	51,091
Dynamic Media Portfolio	334,144	74,646	99,363	108,091	52,044
Dynamic Networking Portfolio	352,300	74,708	118,952	110,045	48,595
Dynamic Pharmaceuticals Portfolio	217,060	73,419	62,631	42,897	38,113
Dynamic Retail Portfolio	340,037	74,859	119,462	107,811	37,905
Dynamic Semiconductors Portfolio	253,764	61,129	55,112	92,088	45,435
Dynamic Software Portfolio	299,945	70,609	92,188	98,470	38,678

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the NYSE Arca ("the Licensor"). The Underlying Index name trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into a sub-licensing agreement under which the Funds are required to pay the sub-licensing fees, which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

49

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Banking Portfolio
Equity Securities	$22,926,454	$—	$—	$22,926,454
Money Market	64,006	—	—	64,006
Dynamic Biotechnology & Genome Portfolio
Equity Securities	183,961,744	—	—	183,961,744
Money Market	23,838	—	—	23,838
Dynamic Building & Construction Portfolio
Equity Securities	52,152,849	—	—	52,152,849
Money Market	41,828	—	—	41,828
Dynamic Energy Exploration & Production Portfolio
Equity Securities	58,013,398	—	—	58,013,398
Money Market	50,345	—	—	50,345
Dynamic Food & Beverage Portfolio
Equity Securities	45,266,394	—	—	45,266,394
Money Market	86,577	—	—	86,577
Dynamic Healthcare Services Portfolio
Equity Securities	10,475,374	—	—	10,475,374
Money Market	28,136	—	—	28,136
Dynamic Insurance Portfolio
Equity Securities	19,922,697	—	—	19,922,697
Money Market	54,011	—	—	54,011
Dynamic Leisure and Entertainment Portfolio
Equity Securities	17,865,854	—	—	17,865,854
Money Market	32,383	—	—	32,383
Dynamic Media Portfolio
Equity Securities	46,546,356	—	—	46,546,356
Money Market	31,447	—	—	31,447
Dynamic Networking Portfolio
Equity Securities	26,159,704	—	—	26,159,704
Money Market	14,214	—	—	14,214

50

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Investment in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Oil & Gas Services Portfolio
Equity Securities	$188,463,557	$—	$—	$188,463,557
Money Market	28,207	—	—	28,207
Dynamic Pharmaceuticals Portfolio
Equity Securities	58,902,683	—	—	58,902,683
Money Market	7,703	—	—	7,703
Dynamic Retail Portfolio
Equity Securities	21,163,903	—	—	21,163,903
Money Market	26,463	—	—	26,463
Dynamic Semiconductors Portfolio
Equity Securities	29,943,462	—	—	29,943,462
Money Market	26,714	—	—	26,714
Dynamic Software Portfolio
Equity Securities	56,214,238	—	—	56,214,238
Money Market	23,023	—	—	23,023

Note 5. Federal Income Taxes

At October 31, 2009, the costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost*	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Banking Portfolio	$25,563,778	$(2,573,318)	$940,634	$(3,513,952)
Dynamic Biotechnology & Genome Portfolio	195,804,744	(11,819,162)	11,939,076	(23,758,238)
Dynamic Building & Construction Portfolio	52,587,371	(392,694)	3,686,073	(4,078,767)
Dynamic Energy Exploration & Production Portfolio	51,516,131	6,547,612	8,968,541	(2,420,929)
Dynamic Food & Beverage Portfolio	43,554,947	1,798,024	3,464,572	(1,666,548)
Dynamic Healthcare Services Portfolio	10,218,566	284,944	701,781	(416,837)
Dynamic Insurance Portfolio	21,072,983	(1,096,275)	588,860	(1,685,135)
Dynamic Leisure and Entertainment Portfolio	17,762,703	135,534	1,136,023	(1,000,489)
Dynamic Media Portfolio	46,501,149	76,654	2,164,531	(2,087,877)
Dynamic Networking Portfolio	23,135,427	3,038,491	3,477,762	(439,271)
Dynamic Oil & Gas Services Portfolio	195,931,400	(7,439,636)	20,145,220	(27,584,856)
Dynamic Pharmaceuticals Portfolio	70,148,117	(11,237,731)	2,871,249	(14,108,980)
Dynamic Retail Portfolio	21,483,292	(292,926)	1,344,653	(1,637,579)
Dynamic Semiconductors Portfolio	34,188,173	(4,217,997)	798,996	(5,016,993)
Dynamic Software Portfolio	48,604,714	7,632,547	8,322,606	(690,059)

*  Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

51

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds' fiscal year end.

Capital loss carryforwards are calculated and reported as of a specified date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

At April 30, 2009, the Funds had capital loss carryforward as shown in the table below:

	Year of Expiration
	2013	2014	2015	2016	2017	Total*
Dynamic Banking Portfolio	$—	$—	$—	$1,146,630	$16,399,927	$17,546,557
Dynamic Biotechnology & Genome Portfolio	—	321,497	19,612,223	15,818,255	34,286,844	70,038,819
Dynamic Building & Construction Portfolio	—	—	2,263,182	742,893	2,843,349	5,849,424
Dynamic Energy Exploration & Production Portfolio	—	—	285,311	3,232,521	7,646,917	11,164,749
Dynamic Food & Beverage Portfolio	—	433,620	1,965,652	1,260,041	7,585,250	11,244,563
Dynamic Healthcare Services Portfolio	—	—	—	1,525,186	5,942,546	7,467,732
Dynamic Insurance Portfolio	—	—	774,301	2,181,744	4,422,035	7,378,080
Dynamic Leisure and Entertainment Portfolio	—	751,908	1,611,839	2,111,801	2,895,936	7,371,484
Dynamic Media Portfolio	—	545,973	3,187,134	2,505,039	4,930,761	11,168,907
Dynamic Networking Portfolio	—	383,187	1,939,441	1,064,275	1,975,581	5,362,484
Dynamic Oil & Gas Services Portfolio	—	—	15,026,862	7,909,602	24,680,663	47,617,127
Dynamic Pharmaceuticals Portfolio	164,751	66,659	644,797	1,727,610	2,128,715	4,732,532
Dynamic Retail Portfolio	—	—	937,070	1,908,967	2,427,604	5,273,641
Dynamic Semiconductors Portfolio	—	271,588	9,158,832	10,196,415	14,001,359	33,628,194
Dynamic Software Portfolio	—	108,427	3,017,278	1,542,190	7,095,351	11,763,246

*  Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

52

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 6. Investment Transactions

For the period ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Banking Portfolio	$16,453,886	$17,814,721
Dynamic Biotechnology & Genome Portfolio	82,420,815	88,346,418
Dynamic Building & Construction Portfolio	16,190,438	16,343,304
Dynamic Energy Exploration & Production Portfolio	21,741,806	23,990,497
Dynamic Food & Beverage Portfolio	20,355,325	20,149,881
Dynamic Healthcare Services Portfolio	4,252,176	4,668,662
Dynamic Insurance Portfolio	7,715,171	7,747,270
Dynamic Leisure and Entertainment Portfolio	8,121,177	8,183,637
Dynamic Media Portfolio	3,174,447	2,995,929
Dynamic Networking Portfolio	5,289,279	6,061,962
Dynamic Oil & Gas Services Portfolio	53,380,318	62,804,052
Dynamic Pharmaceuticals Portfolio	14,644,549	14,652,079
Dynamic Retail Portfolio	15,091,446	18,288,629
Dynamic Semiconductors Portfolio	15,385,405	15,253,815
Dynamic Software Portfolio	7,594,952	7,877,170

For the period ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Banking Portfolio	$21,131,705	$69,659,421
Dynamic Biotechnology & Genome Portfolio	71,452,597	44,345,615
Dynamic Building & Construction Portfolio	20,923,730	18,839,533
Dynamic Energy Exploration & Production Portfolio	23,329,669	24,774,999
Dynamic Food & Beverage Portfolio	30,584,579	77,968,360
Dynamic Healthcare Services Portfolio	7,587,595	8,800,395
Dynamic Insurance Portfolio	6,658,576	16,262,781
Dynamic Leisure and Entertainment Portfolio	18,835,910	15,069,663
Dynamic Media Portfolio	39,542,820	3,171,595
Dynamic Networking Portfolio	14,417,401	7,393,599
Dynamic Oil & Gas Services Portfolio	67,322,702	59,421,858
Dynamic Pharmaceuticals Portfolio	13,745,022	74,984,234
Dynamic Retail Portfolio	46,308,246	102,089,319
Dynamic Semiconductors Portfolio	22,625,383	31,750,243
Dynamic Software Portfolio	28,539,331	19,053,090

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

53

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

54

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-7

2009 Semi-Annual Report to Shareholders

October 31, 2009

PowerShares Dynamic Basic Materials Sector Portfolio

PowerShares Dynamic Consumer Discretionary Sector Portfolio

PowerShares Dynamic Consumer Staples Sector Portfolio

PowerShares Dynamic Energy Sector Portfolio

PowerShares Dynamic Financial Sector Portfolio

PowerShares Dynamic Healthcare Sector Portfolio

PowerShares Dynamic Industrials Sector Portfolio

PowerShares Dynamic Technology Sector Portfolio

PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio

PowerShares NASDAQ Internet Portfolio

Frequency Distribution of Discounts & Premiums	2

Fees and Expenses	4

Sector Portfolios

Schedules of Investments

PowerShares Dynamic Basic Materials Sector Portfolio	6

PowerShares Dynamic Consumer Discretionary Sector Portfolio	8

PowerShares Dynamic Consumer Staples Sector Portfolio	10

PowerShares Dynamic Energy Sector Portfolio	12

PowerShares Dynamic Financial Sector Portfolio	14

PowerShares Dynamic Healthcare Sector Portfolio	16

PowerShares Dynamic Industrials Sector Portfolio	18

PowerShares Dynamic Technology Sector Portfolio	20

PowerShares Dynamic Telecommunications & Wireless Portfolio	22

PowerShares Dynamic Utilities Portfolio	23

PowerShares NASDAQ Internet Portfolio	24

Statements of Assets and Liabilities	26

Statements of Operations	28

Statements of Changes in Net Assets	30

Financial Highlights	34

Notes to Financial Statements	40

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2009

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Trading Days	0-24	25-49	50-99	100-149	150-199	200+
PYZ	PowerShares Dynamic Basic Materials Sector Portfolio	10/12/06	768	308	20	3	0	0	0
PEZ	PowerShares Dynamic Consumer Discretionary Sector Portfolio	10/12/06	768	285	17	4	0	0	1
PSL	PowerShares Dynamic Consumer Staples Sector Portfolio	10/12/06	768	280	15	6	0	0	2
PXI	PowerShares Dynamic Energy Sector Portfolio	10/12/06	768	258	15	6	1	0	0
PFI	PowerShares Dynamic Financial Sector Portfolio	10/12/06	768	301	23	8	1	1	1
PTH	PowerShares Dynamic Healthcare Sector Portfolio	10/12/06	768	257	13	12	0	0	0
PRN	PowerShares Dynamic Industrials Sector Portfolio	10/12/06	768	325	13	7	0	0	1
PTF	PowerShares Dynamic Technology Sector Portfolio	10/12/06	768	287	55	9	1	1	1
PTE	PowerShares Dynamic Telecommunications & Wireless Portfolio	12/6/05	982	359	42	8	2	0	0
PUI	PowerShares Dynamic Utilities Portfolio	10/26/05	1010	364	26	5	1	1	1
PNQI	PowerShares NASDAQ Internet Portfolio	6/12/08	316	100	9	3	0	2	2

2

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PYZ	424	11	2	0	0	0
PEZ	450	9	1	0	0	1
PSL	457	7	1	0	0	0
PXI	473	10	5	0	0	0
PFI	404	18	5	4	2	0
PTH	477	9	0	0	0	0
PRN	411	11	0	0	0	0
PTF	399	12	1	0	0	2
PTE	527	28	8	2	3	3
PUI	596	15	0	0	1	0
PNQI	194	4	1	0	0	1

3

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended October 31, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Basic Materials Sector Portfolio Actual	$1,000.00	$1,247.44	0.65%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Consumer Discretionary Sector Portfolio Actual	$1,000.00	$1,063.36	0.65%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Consumer Staples Sector Portfolio Actual	$1,000.00	$1,157.87	0.65%	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Energy Sector Portfolio Actual	$1,000.00	$1,259.56	0.65%	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31

4

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Financial Sector Portfolio Actual	$1,000.00	$1,122.45	0.65%	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Healthcare Sector
Portfolio Actual	$1,000.00	$1,169.21	0.65%	$3.55
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Industrials Sector
Portfolio Actual	$1,000.00	$1,102.89	0.65%	$3.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Technology Sector
Portfolio Actual	$1,000.00	$1,183.92	0.65%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	0.65%	$3.31
PowerShares Dynamic Telecommunications & Wireless Portfolio
Actual	$1,000.00	$1,081.67	0.63%	$3.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares Dynamic Utilities Portfolio Actual	$1,000.00	$1,091.39	0.63%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.03	0.63%	$3.21
PowerShares NASDAQ Internet Portfolio Actual	$1,000.00	$1,291.22	0.60%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 365. Expense ratios for the most recent half-year may differ from expense ratios based on the annualized data in the Financial Highlights.

5

Portfolio Composition

PowerShares Dynamic Basic Materials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Chemicals - Specialty	23.8
Chemicals - Diversified	13.1
Containers - Paper/Plastic	10.4
Containers - Metal/Glass	9.3
Paper & Related Products	9.3
Industrial Gases	6.5
Metal - Copper	5.5
Agricultural Chemicals	4.4
Coatings/Paint	2.8
Gold Mining	2.6
Diversified Manufacturing Operations	2.4
Chemicals - Plastics	2.2
Steel - Producers	2.2
Water Treatment Systems	1.7
Miscellaneous Manufacturing	1.4
Consumer Products - Miscellaneous	1.3
Rubber/Plastic Products	1.1
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Agricultural Chemicals—4.4%
9,791	Monsanto Co.	$657,759
16,315	Mosaic Co. (The)	762,400
		1,420,159
	Chemicals - Diversified—13.1%
17,115	Celanese Corp., Series A	469,807
37,126	Dow Chemical Co. (The)	871,718
24,960	E.I. du Pont de Nemours & Co.	794,227
53,087	Huntsman Corp.	422,042
14,529	PPG Industries, Inc.	819,871
36,755	Solutia, Inc.*	404,305
18,250	Westlake Chemical Corp.	443,293
		4,225,263
	Chemicals - Plastics—2.2%
21,414	A. Schulman, Inc.	371,961
36,246	Spartech Corp.	346,874
		718,835
	Chemicals - Specialty—23.8%
13,674	Albemarle Corp.	431,825
11,868	Ashland, Inc.	409,921
17,675	Balchem Corp.	487,653
8,285	Eastman Chemical Co.	435,045

Number of Shares		Value
	Common Stocks (Continued)
19,322	Ecolab, Inc.	$849,395
22,044	H.B. Fuller Co.	421,261
12,266	International Flavors & Fragrances, Inc.	467,212
6,996	Lubrizol Corp. (The)	465,654
9,698	Minerals Technologies, Inc.	477,724
5,286	NewMarket Corp.	494,241
16,894	Sensient Technologies Corp.	427,249
15,863	Sigma-Aldrich Corp.	823,766
8,360	Stepan Co.	478,526
25,652	W.R. Grace & Co.*	561,522
28,056	Zep, Inc.	479,758
		7,710,752
	Coatings/Paint—2.8%
27,431	RPM International, Inc.	483,334
16,455	Valspar Corp. (The)	417,464
		900,798
	Consumer Products - Miscellaneous—1.3%
10,777	Scotts Miracle-Gro Co. (The), Class A	437,762
	Containers - Metal/Glass—9.3%
16,667	Ball Corp.	822,183
28,181	Bway Holding Co.*	500,776
17,479	Crown Holdings, Inc.*	465,815

See Notes to Financial Statements.

6

Schedule of Investments (Continued)

PowerShares Dynamic Basic Materials Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
23,393	Owens-Illinois, Inc.*	$745,769
8,982	Silgan Holdings, Inc.	482,783
		3,017,326
	Containers - Paper/Plastic—10.4%
16,665	Bemis Co., Inc.	430,457
198,780	Graphic Packaging Holding Co.*	455,206
21,687	Packaging Corp. of America	396,438
17,675	Pactiv Corp.*	408,116
8,548	Rock-Tenn Co., Class A	374,402
23,040	Sealed Air Corp.	443,059
17,024	Sonoco Products Co.	455,392
26,137	Temple-Inland, Inc.	403,817
		3,366,887
	Diversified Manufacturing Operations—2.4%
16,062	Koppers Holdings, Inc.	419,540
28,003	LSB Industries, Inc.*	347,237
		766,777
	Gold Mining—2.6%
19,620	Newmont Mining Corp.	852,685
	Industrial Gases—6.5%
10,726	Air Products & Chemicals, Inc.	827,296
9,637	Airgas, Inc.	427,497
10,610	Praxair, Inc.	842,859
		2,097,652
	Metal - Copper—5.5%
12,411	Freeport-McMoRan Copper & Gold, Inc.*	910,471
27,586	Southern Copper Corp.	868,959
		1,779,430
	Miscellaneous Manufacturing—1.4%
12,748	AptarGroup, Inc.	450,132
	Paper & Related Products—9.3%
9,570	Clearwater Paper Corp.*	433,234
43,587	Glatfelter	460,715
36,312	International Paper Co.	810,121
19,995	MeadWestvaco Corp.	456,486
8,782	Schweitzer-Mauduit International, Inc.	453,590
44,108	Wausau Paper Corp.	386,827
		3,000,973
	Rubber/Plastic Products—1.1%
41,819	Myers Industries, Inc.	366,753
	Steel - Producers—2.2%
17,720	Nucor Corp.	706,142
	Water Treatment Systems—1.7%
25,302	Nalco Holding Co.	535,137
	Total Common Stocks (Cost $30,921,710)	32,353,463

Number of Shares		Value
	Money Market Fund—0.1%
42,584	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $42,584)	$42,584
	Total Investments (Cost $30,964,294)—100.1%	32,396,047
	Liabilities in excess of other assets—(0.1%)	(26,696)
	Net Assets—100.0%	$32,369,351

*  Non-income producing security.

See Notes to Financial Statements.

7

Portfolio Composition

PowerShares Dynamic Consumer Discretionary Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Retail	42.1
Media	14.0
Commercial Services	13.0
Apparel	8.2
Advertising	3.6
Household Products/Wares	3.2
Chemicals	2.4
Auto Manufacturers	2.3
Telecommunications	1.9
Home Furnishings	1.8
Internet	1.7
Leisure Time	1.5
Distribution/Wholesale	1.5
Textiles	1.4
Entertainment	1.4
Money Market Fund	0.2
Other	(0.2)

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Advertising—3.6%
15,006	Harte-Hanks, Inc.	$176,170
10,053	Omnicom Group, Inc.	344,617
		520,787
	Apparel—8.2%
9,404	Hanesbrands, Inc.*	203,314
11,493	Iconix Brand Group, Inc.*	134,008
12,627	Maidenform Brands, Inc.*	177,283
6,263	Steven Madden Ltd.*	253,652
5,188	Warnaco Group, Inc. (The)*	210,270
8,324	Wolverine World Wide, Inc.	212,928
		1,191,455
	Auto Manufacturers—2.3%
47,976	Ford Motor Co.*	335,832
	Chemicals—2.4%
6,087	Sherwin-Williams Co. (The)	347,203
	Commercial Services—13.0%
7,593	Aaron's, Inc.	190,205
5,489	Apollo Group, Inc., Class A*	313,422
28,056	Global Cash Access Holdings, Inc.*	177,594
10,054	Hillenbrand, Inc.	200,879
1,881	ITT Educational Services, Inc.*	169,948

Number of Shares		Value
	Common Stocks (Continued)
9,950	Rent-A-Center, Inc.*	$182,682
27,901	Service Corp. International	191,680
5,995	Steiner Leisure Ltd.*	221,575
12,852	Valassis Communications, Inc.*	234,292
		1,882,277
	Distribution/Wholesale—1.5%
7,874	Fossil, Inc.*	210,472
	Entertainment—1.4%
4,987	Bally Technologies, Inc.*	196,438
	Home Furnishings—1.8%
13,468	Tempur-Pedic International, Inc.*	260,875
	Household Products/Wares—3.2%
8,284	Jarden Corp.	226,899
5,406	Tupperware Brands Corp.	243,378
		470,277
	Internet—1.7%
4,575	Netflix, Inc.*	244,534
	Leisure Time—1.5%
5,175	Polaris Industries, Inc.	217,712

See Notes to Financial Statements.

8

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Discretionary Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Media—14.0%
24,957	Comcast Corp., Class A	$349,897
15,842	Discovery Communications, Inc., Class C*	380,525
11,034	McGraw-Hill Cos., Inc. (The)	317,558
8,180	Scholastic Corp.	203,437
14,734	Viacom, Inc., Class B*	406,511
13,817	Walt Disney Co. (The)	378,171
		2,036,099
	Retail—42.1%
4,691	Advance Auto Parts, Inc.	174,787
5,095	Aeropostale, Inc.*	191,215
15,187	Asbury Automotive Group, Inc.*	147,921
9,985	Bed Bath & Beyond, Inc.*	351,572
7,321	Bob Evans Farms, Inc.	192,323
10,835	Cheesecake Factory, Inc. (The)*	196,980
2,378	Chipotle Mexican Grill, Inc., Class A*	193,783
2,704	Chipotle Mexican Grill, Inc., Class B*	216,077
20,941	CKE Restaurants, Inc.	183,234
7,043	Cracker Barrel Old Country Store, Inc.	233,475
11,064	Darden Restaurants, Inc.	335,350
12,193	Dress Barn, Inc.*	220,084
6,593	Family Dollar Stores, Inc.	186,582
15,096	Fred's, Inc., Class A	178,737
18,608	Gap, Inc. (The)	397,095
13,393	Home Depot, Inc. (The)	336,030
4,562	Jos. A. Bank Clothiers, Inc.*	186,951
6,614	McDonald's Corp.	387,647
7,700	Men's Wearhouse, Inc. (The)	178,409
6,197	P.F. Chang's China Bistro, Inc.*	180,890
8,514	Papa John's International, Inc.*	191,565
7,867	Ross Stores, Inc.	346,227
26,793	Ruby Tuesday, Inc.*	178,441
16,093	Stein Mart, Inc.*	152,883
10,152	TJX Cos., Inc. (The)	379,177
4,256	Tractor Supply Co.*	190,243
		6,107,678
	Telecommunications—1.9%
26,757	Knology, Inc.*	268,908
	Textiles—1.4%
4,870	UniFirst Corp.	204,881
	Total Common Stocks (Cost $13,555,769)	14,495,428

Number of Shares		Value
	Money Market Fund—0.2%
31,574	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $31,574)	$31,574
	Total Investments (Cost $13,587,343)—100.2%	14,527,002
	Liabilities in excess of other assets—(0.2%)	(26,805)
	Net Assets—100.0%	$14,500,197

*  Non-income producing security.

See Notes to Financial Statements.

9

Portfolio Composition

PowerShares Dynamic Consumer Staples Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Food	35.4
Agriculture	14.6
Retail	14.2
Beverages	13.4
Cosmetics/Personal Care	9.8
Household Products/Wares	8.7
Environmental Control	1.3
Electrical Components & Equipment	1.2
Pharmaceuticals	1.2
Money Market Fund	0.2
Other	0.0

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.8%
	Agriculture—14.6%
137,455	Alliance One International, Inc.*	$606,177
52,558	Altria Group, Inc.	951,826
33,460	Archer-Daniels-Midland Co.	1,007,815
7,242	Lorillard, Inc.	562,848
21,112	Philip Morris International, Inc.	999,864
21,018	Reynolds American, Inc.	1,018,953
14,114	Universal Corp.	587,001
		5,734,484
	Beverages—13.4%
13,101	Boston Beer Co., Inc., Class A*	497,838
11,631	Brown-Forman Corp., Class B	567,709
19,519	Coca-Cola Co. (The)	1,040,558
25,294	Coca-Cola Enterprises, Inc.	482,357
19,688	Dr Pepper Snapple Group, Inc.*	536,695
15,915	Hansen Natural Corp.*	575,327
11,192	Molson Coors Brewing Co., Class B	548,072
16,871	PepsiCo, Inc.	1,021,539
		5,270,095
	Cosmetics/Personal Care—9.8%
19,898	Alberto-Culver Co.	533,664
54,637	Bare Escentuals, Inc.*	690,065
8,469	Chattem, Inc.*	536,681
13,161	Colgate-Palmolive Co.	1,034,850
18,004	Procter & Gamble Co. (The)	1,044,232
		3,839,492
	Electrical Components & Equipment—1.2%
7,946	Energizer Holdings, Inc.*	483,673
	Environmental Control—1.3%
72,345	Darling International, Inc.*	502,798

Number of Shares		Value
	Common Stocks (Continued)
	Food—35.4%
17,307	American Italian Pasta Co., Class A*	$470,231
55,924	B&G Foods, Inc., Class A	436,767
16,629	Campbell Soup Co.	527,971
34,274	Chiquita Brands International, Inc.*	554,896
25,769	ConAgra Foods, Inc.	541,149
28,731	Dean Foods Co.*	523,766
49,745	Del Monte Foods Co.	537,246
18,608	Diamond Foods, Inc.	561,031
22,710	Fresh Del Monte Produce, Inc.*	493,034
16,239	General Mills, Inc.	1,070,475
13,585	H.J. Heinz Co.	546,660
13,410	Hershey Co. (The)	506,764
14,159	Hormel Foods Corp.	516,237
11,826	J & J Snack Foods Corp.	463,224
20,585	Kellogg Co.	1,060,951
33,790	Kraft Foods, Inc., Class A	929,901
43,967	Kroger Co. (The)	1,016,957
10,374	Lancaster Colony Corp.	503,969
12,416	Sanderson Farms, Inc.	454,301
53,244	Sara Lee Corp.	601,125
19,147	United Natural Foods, Inc.*	461,634
16,592	Weis Markets, Inc.	587,357
17,944	Whole Foods Market, Inc.*	575,285
		13,940,931
	Household Products/Wares—8.7%
41,290	Central Garden & Pet Co.*	409,597
45,859	Central Garden & Pet Co., Class A*	433,826
8,880	Clorox Co. (The)	525,962
16,025	Kimberly-Clark Corp.	980,089

See Notes to Financial Statements.

10

Schedule of Investments (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
68,818	Prestige Brands Holdings, Inc.*	$465,210
19,056	WD-40 Co.	600,073
		3,414,757
	Pharmaceuticals—1.2%
16,608	USANA Health Sciences, Inc.*	478,642
	Retail—14.2%
18,877	Casey's General Stores, Inc.	595,192
26,043	CVS Caremark Corp.	919,318
30,054	Nu Skin Enterprises, Inc., Class A	684,029
28,842	PetMed Express, Inc.	452,531
332,695	Rite Aid Corp.*	429,176
72,546	Sally Beauty Holdings, Inc.*	489,685
28,432	Walgreen Co.	1,075,583
18,729	Wal-Mart Stores, Inc.	930,457
		5,575,971
	Total Common Stocks (Cost $36,578,417)	39,240,843
	Money Market Fund—0.2%
64,258	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $64,258)	64,258
	Total Investments (Cost $36,642,675)—100.0%	39,305,101
	Other assets less liabilities—0.0%	591
	Net Assets—100.0%	$39,305,692

*  Non-income producing security.

See Notes to Financial Statements.

11

Portfolio Composition

PowerShares Dynamic Energy Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Oil Companies - Exploration & Production	24.2
Pipelines	19.2
Gas - Distribution	15.2
Oil Field Machinery & Equipment	9.2
Oil - Field Services	8.5
Oil & Gas Drilling	8.1
Oil Companies - Integrated	4.9
Coal	2.8
Oil Refining & Marketing	2.5
Transportation - Marine	2.4
Retail - Petroleum Products	1.4
Transportation - Services	1.3
Money Market Fund	0.2
Other	0.1

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Coal—2.8%
22,449	Alliance Holdings GP LP	$485,572
8,316	Walter Energy, Inc.	486,486
		972,058
	Gas - Distribution—15.2%
13,317	AGL Resources, Inc.	465,562
16,553	Atmos Energy Corp.	461,001
10,517	Energen Corp.	461,486
10,000	National Fuel Gas Co.	453,400
12,178	New Jersey Resources Corp.	428,666
18,339	Piedmont Natural Gas Co., Inc.	426,932
16,401	Sempra Energy	843,832
22,718	Southern Union Co.	444,591
18,391	Southwest Gas Corp.	459,591
17,589	UGI Corp.	420,025
13,483	WGL Holdings, Inc.	445,748
		5,310,834
	Oil & Gas Drilling—8.1%
9,206	Diamond Offshore Drilling, Inc.	876,871
11,949	ENSCO International, Inc.	547,145
21,496	Rowan Cos., Inc.	499,782
10,772	Transocean Ltd.*	903,879
		2,827,677
	Oil Companies - Exploration & Production—24.2%
15,285	Anadarko Petroleum Corp.	931,315
9,570	Apache Corp.	900,728
12,579	Cabot Oil & Gas Corp.	483,914

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,630	Dorchester Minerals LP	$461,287
24,916	Duncan Energy Partners LP	516,010
20,905	EV Energy Partner LP	524,297
60,360	Gulfport Energy Corp.*	460,547
20,905	Linn Energy LLC	512,172
11,427	Newfield Exploration Co.*	468,736
11,212	Occidental Petroleum Corp.	850,767
23,442	Pioneer Southwest Energy Partners LP	496,736
23,939	Questar Corp.	953,730
21,423	XTO Energy, Inc.	890,340
		8,450,579
	Oil Companies - Integrated—4.9%
11,915	Exxon Mobil Corp.	853,948
14,250	Murphy Oil Corp.	871,245
		1,725,193
	Oil Field Machinery & Equipment—9.2%
22,803	Cameron International Corp.*	843,027
14,796	Dresser-Rand Group, Inc.*	436,038
10,348	Dril-Quip, Inc.*	502,809
9,364	FMC Technologies, Inc.*	492,546
22,441	National Oilwell Varco, Inc.*	919,857
		3,194,277
	Oil Refining & Marketing—2.5%
46,549	CVR Energy, Inc.*	489,695
56,262	Delek US Holdings, Inc.	379,769
		869,464

See Notes to Financial Statements.

12

Schedule of Investments (Continued)

PowerShares Dynamic Energy Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oil - Field Services—8.5%
41,429	Cal Dive International, Inc.*	$318,175
4,802	Core Laboratories NV (Netherlands)	500,848
46,079	Global Industries Ltd.*	335,916
8,430	Oceaneering International, Inc.*	430,773
14,566	Schlumberger Ltd.	906,005
5,884	SEACOR Holdings, Inc.*	478,193
		2,969,910
	Pipelines—19.2%
56,262	Cheniere Energy Partners LP	600,878
23,576	El Paso Pipeline Partners LP	519,143
10,746	Enbridge Energy Management LLC*	498,937
30,326	Energy Transfer Equity LP	865,201
9,890	Kinder Morgan Management LLC*	462,951
13,248	ONEOK, Inc.	479,710
43,996	Spectra Energy Corp.	841,204
19,737	Spectra Energy Partners LP	504,280
12,424	TC Pipelines LP	485,406
49,731	Williams Cos., Inc. (The)	937,429
24,567	Williams Pipeline Partners LP	501,412
		6,696,551
	Retail - Petroleum Products—1.4%
9,748	World Fuel Services Corp.	495,686
	Transportation - Marine—2.4%
14,912	Gulfmark Offshore, Inc.*	412,615
10,374	Tidewater, Inc.	432,285
		844,900
	Transportation - Services—1.3%
15,323	Bristow Group, Inc.*	446,665
	Total Common Stocks and Other Equity Interests (Cost $30,607,282)	34,803,794
	Money Market Fund—0.2%
46,501	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $46,501)	46,501
	Total Investments (Cost $30,653,783)—99.9%	34,850,295
	Other assets less liabilities—0.1%	47,252
	Net Assets—100.0%	$34,897,547

*  Non-income producing security.

See Notes to Financial Statements.

13

Portfolio Composition

PowerShares Dynamic Financial Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Property/Casualty Insurance	19.9
Finance - Investment Banker/Broker	14.2
Life/Health Insurance	10.1
Investment Management/Adviser Services	10.0
Insurance Brokers	6.4
Finance - Credit Card	5.2
Diversified Banking Institution	5.2
Reinsurance	4.3
Commercial Services - Finance	4.1
Multi-line Insurance	3.9
Finance - Consumer Loans	2.9
Commercial Banks - Central U.S.	2.9
Finance - Auto Loans	1.6
Decision Support Software	1.4
Investment Companies	1.4
Commercial Banks - Eastern U.S.	1.4
S&L/Thrifts - Eastern U.S.	1.3
Commercial Banks - Southern U.S.	1.3
Retail - Pawn Shops	1.3
Commercial Services	1.1
Money Market Fund	0.2
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Commercial Banks - Central U.S.—2.9%
6,804	Commerce Bancshares, Inc.	$261,001
6,352	UMB Financial Corp.	252,619
		513,620
	Commercial Banks - Eastern U.S.—1.4%
5,741	Tompkins Financial Corp.	248,987
	Commercial Banks - Southern U.S.—1.3%
9,360	Community Trust Bancorp, Inc.	230,443
	Commercial Services—1.1%
11,886	PHH Corp.*	192,078
	Commercial Services - Finance—4.1%
43,962	Advance America Cash Advance Centers, Inc.	217,172
14,824	Dollar Financial Corp.*	278,247
13,621	SEI Investments Co.	237,959
		733,378
	Decision Support Software—1.4%
8,594	MSCI, Inc., Class A*	261,258

Number of Shares		Value
	Common Stocks (Continued)
	Diversified Banking Institution—5.2%
2,843	Goldman Sachs Group, Inc. (The)	$483,793
10,891	JPMorgan Chase & Co.	454,917
		938,710
	Finance - Auto Loans—1.6%
8,143	Credit Acceptance Corp.*	279,875
	Finance - Consumer Loans—2.9%
25,397	Ocwen Financial Corp.*	277,589
9,676	World Acceptance Corp.*	242,771
		520,360
	Finance - Credit Card—5.2%
13,652	American Express Co.	475,636
32,850	Discover Financial Services	464,499
		940,135
	Finance - Investment Banker/Broker—14.2%
32,943	Broadpoint Gleacher Securities, Inc.*	209,847
26,366	Charles Schwab Corp. (The)	457,186
35,811	GFI Group, Inc.	184,427
10,549	Investment Technology Group, Inc.*	227,542

See Notes to Financial Statements.

14

Schedule of Investments (Continued)

PowerShares Dynamic Financial Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
8,829	KBW, Inc.*	$247,212
12,956	Knight Capital Group, Inc., Class A*	218,309
15,186	optionsXpress Holdings, Inc.	237,357
25,268	TD Ameritrade Holding Corp.*	487,672
35,365	TradeStation Group, Inc.*	273,018
		2,542,570
	Insurance Brokers—6.4%
12,794	Brown & Brown, Inc.	235,026
13,820	eHealth, Inc.*	196,658
6,615	Erie Indemnity Co., Class A	233,179
18,034	Willis Group Holdings Ltd.	486,918
		1,151,781
	Investment Companies—1.4%
27,096	Hercules Technology Growth Capital, Inc.	254,161
	Investment Management/Adviser Services—10.0%
4,988	Franklin Resources, Inc.	521,895
5,711	GAMCO Investors, Inc., Class A	240,947
31,635	National Financial Partners Corp.*	257,825
10,222	T. Rowe Price Group, Inc.	498,118
9,571	Waddell & Reed Financial, Inc., Class A	268,562
		1,787,347
	Life/Health Insurance—10.1%
11,486	Aflac, Inc.	476,554
16,186	Principal Financial Group, Inc.	405,298
6,655	StanCorp Financial Group, Inc.	244,305
27,625	Universal American Financial Corp.*	276,250
20,638	Unum Group	411,728
		1,814,135
	Multi-line Insurance—3.9%
8,924	ACE Ltd.	458,337
9,871	American Financial Group, Inc.	242,826
		701,163
	Property/Casualty Insurance—19.9%
8,159	American Physicians Capital, Inc.	230,737
14,885	AMERISAFE, Inc.*	275,968
9,526	Chubb Corp. (The)	462,202
15,333	CNA Surety Corp.*	221,715
7,847	Harleysville Group, Inc.	245,846
9,600	HCC Insurance Holdings, Inc.	253,344
32,033	Meadowbrook Insurance Group, Inc.	215,582
18,612	OneBeacon Insurance Group Ltd., Class A	221,855
28,093	Progressive Corp. (The)*	449,488
4,835	RLI Corp.	241,750
9,423	Travelers Cos., Inc. (The)	469,171
837	Wesco Financial Corp.	274,536
		3,562,194

Number of Shares		Value
	Common Stocks (Continued)
	Reinsurance—4.3%
7,176	Argo Group International Holdings Ltd. (Bermuda)*	$243,697
10,078	Aspen Insurance Holdings Ltd. (Bermuda)	260,012
5,241	Transatlantic Holdings, Inc.	264,671
		768,380
	Retail - Pawn Shops—1.3%
13,399	First Cash Financial Services, Inc.*	230,195
	S&L/Thrifts - Eastern U.S.—1.3%
27,212	Provident New York Bancorp	232,118
	Total Common Stocks (Cost $17,665,794)	17,902,888
	Money Market Fund—0.2%
44,849	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $44,849)	44,849
	Total Investments (Cost $17,710,643)—100.1%	17,947,737
	Liabilities in excess of other assets—(0.1%)	(24,155)
	Net Assets—100.0%	$17,923,582

*  Non-income producing security.

See Notes to Financial Statements.

15

Portfolio Composition

PowerShares Dynamic Healthcare Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Healthcare - Services	34.1
Healthcare - Products	27.0
Pharmaceuticals	22.1
Electronics	5.9
Commercial Services	4.2
Biotechnology	4.1
Distribution/Wholesale	2.6
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Healthcare Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—4.1%
13,316	Bio-Rad Laboratories, Inc., Class A*	$1,190,317
17,244	Millipore Corp.*	1,155,521
127,135	PDL BioPharma, Inc.	1,069,205
		3,415,043
	Commercial Services—4.2%
26,237	Chemed Corp.	1,189,061
38,228	Corvel Corp.*	1,089,498
25,798	Emergency Medical Services Corp., Class A*	1,238,820
		3,517,379
	Distribution/Wholesale—2.6%
30,098	MWI Veterinary Supply, Inc.*	1,065,469
25,988	Owens & Minor, Inc.	1,062,649
		2,128,118
	Electronics—5.9%
19,023	Dionex Corp.*	1,291,281
13,004	Mettler-Toledo International, Inc.*	1,267,890
41,438	Waters Corp.*	2,379,785
		4,938,956
	Healthcare - Products—27.0%
75,236	American Medical Systems Holdings, Inc.*	1,160,139
116,465	Bruker Corp.*	1,262,481
54,328	Covidien PLC (Ireland)	2,288,295
18,541	Edwards Lifesciences Corp.*	1,426,545
90,341	ev3, Inc.*	1,064,217
40,146	Henry Schein, Inc.*	2,120,913
53,394	Hospira, Inc.*	2,383,508
30,504	ICU Medical, Inc.*	1,067,640
22,586	IDEXX Laboratories, Inc.*	1,154,596
53,449	Invacare Corp.	1,198,861

Number of Shares		Value
	Common Stocks (Continued)
35,025	Johnson & Johnson	$2,068,226
34,631	Kinetic Concepts, Inc.*	1,149,403
63,462	Merit Medical Systems, Inc.*	1,077,585
57,362	PSS World Medical, Inc.*	1,159,860
43,107	Sirona Dental Systems, Inc.*	1,160,009
102,477	Symmetry Medical, Inc.*	816,742
		22,559,020
	Healthcare - Services—34.1%
33,233	Air Methods Corp.*	1,014,936
55,590	AmSurg Corp.*	1,171,281
65,782	Centene Corp.*	1,172,893
40,830	DaVita, Inc.*	2,165,215
50,832	Gentiva Health Services, Inc.*	1,219,968
165,021	Health Management Associates, Inc., Class A*	1,006,628
73,365	Health Net, Inc.*	1,093,872
74,747	Healthsouth Corp.*	1,092,054
84,383	Healthspring, Inc.*	1,209,208
78,518	Kindred Healthcare, Inc.*	1,154,215
29,969	Laboratory Corp. of America Holdings*	2,064,564
43,881	Lincare Holdings, Inc.*	1,378,302
34,989	Magellan Health Services, Inc.*	1,124,197
22,113	MEDNAX, Inc.*	1,148,107
87,459	Odyssey HealthCare, Inc.*	1,219,178
38,527	Quest Diagnostics, Inc.	2,154,815
54,614	RehabCare Group, Inc.*	1,024,013
241,986	Tenet Healthcare Corp.*	1,238,968
74,936	UnitedHealth Group, Inc.	1,944,589
19,546	Universal Health Services, Inc., Class B	1,087,735
39,310	WellPoint, Inc.*	1,838,136
		28,522,874

See Notes to Financial Statements.

16

Schedule of Investments (Continued)

PowerShares Dynamic Healthcare Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Pharmaceuticals—22.1%
38,325	Allergan, Inc.	$2,155,781
99,609	AmerisourceBergen Corp.	2,206,339
95,467	Bristol-Myers Squibb Co.	2,081,181
72,542	Forest Laboratories, Inc.*	2,007,237
37,562	McKesson Corp.	2,206,016
37,823	Medco Health Solutions, Inc.*	2,122,627
50,080	Omnicare, Inc.	1,085,234
56,297	Par Pharmaceutical Cos., Inc.*	1,180,548
46,408	VCA Antech, Inc.*	1,105,439
55,779	Warner Chilcott PLC, Class A (Ireland)*	1,235,505
32,584	Watson Pharmaceuticals, Inc.*	1,121,541
		18,507,448
	Total Common Stocks (Cost $77,352,387)	83,588,838
	Money Market Fund—0.1%
32,217	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $32,217)	32,217
	Total Investments (Cost $77,384,604)—100.1%	83,621,055
	Liabilities in excess of other assets—(0.1%)	(51,709)
	Net Assets—100.0%	$83,569,346

*  Non-income producing security.

See Notes to Financial Statements.

17

Portfolio Composition

PowerShares Dynamic Industrials Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Aerospace/Defense	21.7
Miscellaneous Manufacturing	20.1
Commercial Services	10.6
Machinery - Diversified	8.0
Engineering & Construction	6.6
Transportation	5.0
Building Materials	4.9
Electrical Components & Equipment	4.3
Distribution/Wholesale	4.1
Electronics	4.0
Metal Fabricate/Hardware	2.4
Household Products/Wares	1.6
Computers	1.6
Trucking & Leasing	1.4
Auto Parts & Equipment	1.3
Retail	1.2
Telecommunications	1.2
Money Market Fund	0.1
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace/Defense—21.7%
5,291	Alliant Techsystems, Inc.*	$411,534
11,555	Cubic Corp.	401,074
12,651	General Dynamics Corp.	793,218
13,553	Goodrich Corp.	736,606
10,177	L-3 Communications Holdings, Inc.	735,695
10,089	Lockheed Martin Corp.	694,022
15,977	Raytheon Co.	723,439
16,329	Rockwell Collins, Inc.	822,655
10,758	TransDigm Group, Inc.	421,498
12,678	United Technologies Corp.	779,063
		6,518,804
	Auto Parts & Equipment—1.3%
18,745	ATC Technology Corp.*	391,770
	Building Materials—4.9%
19,415	AAON, Inc.	349,664
30,080	Apogee Enterprises, Inc.	398,259
24,174	Interline Brands, Inc.*	352,940
11,122	Lennox International, Inc.	374,478
		1,475,341
	Commercial Services—10.6%
15,544	Advisory Board Co. (The)*	383,004
20,395	Corrections Corp. of America*	488,256

Number of Shares		Value
	Common Stocks (Continued)
24,158	Deluxe Corp.	$343,769
19,563	Dollar Thrifty Automotive Group, Inc.*	362,111
23,837	DynCorp International, Inc., Class A*	405,229
14,937	Equifax, Inc.	408,975
62,961	Great Lakes Dredge & Dock Corp.	385,951
23,091	Rollins, Inc.	417,485
		3,194,780
	Computers—1.6%
19,546	Sykes Enterprises, Inc.*	464,022
	Distribution/Wholesale—4.1%
8,922	United Stationers, Inc.*	420,583
8,568	W.W. Grainger, Inc.	803,079
		1,223,662
	Electrical Components & Equipment—4.3%
19,657	EnerSys*	434,420
10,373	Hubbell, Inc., Class B	441,163
10,836	Powell Industries, Inc.*	398,548
		1,274,131
	Electronics—4.0%
11,478	Badger Meter, Inc.	427,785
13,705	Brady Corp., Class A	371,131
14,275	Watts Water Technologies, Inc., Class A	403,269
		1,202,185

See Notes to Financial Statements.

18

Schedule of Investments (Continued)

PowerShares Dynamic Industrials Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Engineering & Construction—6.6%
35,798	Dycom Industries, Inc.*	$353,684
17,163	EMCOR Group, Inc.*	405,390
16,235	Exponent, Inc.*	422,273
17,541	KBR, Inc.	359,064
12,111	Michael Baker Corp.*	432,363
		1,972,774
	Household Products/Wares—1.6%
13,100	Avery Dennison Corp.	467,015
	Machinery - Diversified—8.0%
20,902	Chart Industries, Inc.*	413,233
8,458	Flowserve Corp.	830,660
18,063	Rockwell Automation, Inc.	739,680
16,078	Tennant Co.	428,639
		2,412,212
	Metal Fabricate/Hardware—2.4%
13,525	LB Foster Co., Class A*	379,782
4,861	Valmont Industries, Inc.	351,304
		731,086
	Miscellaneous Manufacturing—20.1%
10,513	3M Co.	773,441
10,662	A.O. Smith Corp.	422,535
11,446	AZZ, Inc.*	392,140
12,417	Carlisle Cos., Inc.	385,424
12,275	Danaher Corp.	837,523
12,886	Harsco Corp.	405,780
17,887	Illinois Tool Works, Inc.	821,371
14,877	ITT Corp.	754,264
13,629	Pall Corp.	432,585
23,782	Tyco International Ltd. (Switzerland)	797,886
		6,022,949
	Retail—1.2%
11,569	Copart, Inc.*	372,175
	Telecommunications—1.2%
17,534	Applied Signal Technology, Inc.	359,272
	Transportation—5.0%
13,320	C.H. Robinson Worldwide, Inc.	734,065
28,838	Heartland Express, Inc.	392,197
11,247	Kirby Corp.*	380,149
		1,506,411
	Trucking & Leasing—1.4%
28,265	Textainer Group Holdings Ltd.	425,671
	Total Common Stocks (Cost $30,548,715)	30,014,260

Number of Shares		Value
	Money Market Fund—0.1%
43,688	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $43,688)	$43,688
	Total Investments (Cost $30,592,403)—100.1%	30,057,948
	Liabilities in excess of other assets—(0.1%)	(27,869)
	Net Assets—100.0%	$30,030,079

*  Non-income producing security.

See Notes to Financial Statements.

19

Portfolio Composition

PowerShares Dynamic Technology Sector Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Software	29.6
Computers	26.5
Commercial Services	13.8
Telecommunications	10.7
Internet	7.0
Electronics	6.7
Semiconductors	4.5
Distribution/Wholesale	1.3
Money Market Fund	0.0
Other	(0.1)

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.1%
	Commercial Services—13.8%
12,666	Hewitt Associates, Inc., Class A*	$449,896
12,999	Lender Processing Services, Inc.	517,360
10,838	MAXIMUS, Inc.	501,366
24,668	SAIC, Inc.*	436,870
38,481	SuccessFactors, Inc.*	588,375
26,320	TeleTech Holdings, Inc.*	470,865
17,337	TNS, Inc.*	489,944
44,502	Western Union Co. (The)	808,601
14,437	Wright Express Corp.*	402,937
		4,666,214
	Computers—26.5%
4,912	Apple, Inc.*	925,912
23,682	Cognizant Technology Solutions Corp., Class A*	915,309
16,816	Computer Sciences Corp.*	852,739
51,785	EMC Corp.*	852,899
7,066	International Business Machines Corp.	852,230
33,135	NCR Corp.*	336,320
26,927	Perot Systems Corp., Class A*	806,194
41,837	Radiant Systems, Inc.*	411,676
22,623	SRA International, Inc., Class A*	424,408
21,211	Synopsys, Inc.*	466,642
11,283	Syntel, Inc.	404,270
30,879	Teradata Corp.*	860,907
24,317	Western Digital Corp.*	818,997
		8,928,503
	Distribution/Wholesale—1.3%
11,682	Tech Data Corp.*	448,939

Number of Shares		Value
	Common Stocks (Continued)
	Electronics—6.7%
23,649	Amphenol Corp., Class A	$948,798
38,579	AVX Corp.	436,714
16,348	Multi-Fineline Electronix, Inc.*	445,483
17,564	Plexus Corp.*	444,369
		2,275,364
	Internet—7.0%
30,826	i2 Technologies, Inc.*	485,201
20,578	j2 Global Communications, Inc.*	420,820
64,352	ModusLink Global Solutions, Inc.*	528,974
59,635	SonicWALL, Inc.*	473,502
50,849	TIBCO Software, Inc.*	444,929
		2,353,426
	Semiconductors—4.5%
24,938	Semtech Corp.*	385,791
33,451	Texas Instruments, Inc.	784,426
25,756	Volterra Semiconductor Corp.*	356,720
		1,526,937
	Software—29.6%
23,670	BMC Software, Inc.*	879,577
22,117	Broadridge Financial Solutions, Inc.	460,255
36,960	CA, Inc.	773,203
62,242	Compuware Corp.*	439,429
29,356	CSG Systems International, Inc.*	479,677
19,537	Fair Isaac Corp.	397,187
16,974	Fiserv, Inc.*	778,597
25,131	Informatica Corp.*	533,531
23,246	JDA Software Group, Inc.*	461,201
8,542	ManTech International Corp., Class A*	374,652

See Notes to Financial Statements.

20

Schedule of Investments (Continued)

PowerShares Dynamic Technology Sector Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
104,021	Novell, Inc.*	$425,446
37,694	Oracle Corp.	795,343
20,124	Progress Software Corp.*	464,864
27,630	Quest Software, Inc.*	463,355
36,476	Red Hat, Inc.*	941,446
23,845	Sybase, Inc.*	943,308
15,017	SYNNEX Corp.*	386,388
		9,997,459
	Telecommunications—10.7%
103,784	3Com Corp.*	533,450
55,026	Acme Packet, Inc.*	538,704
20,053	ADTRAN, Inc.	462,021
34,026	Arris Group, Inc.*	349,107
26,005	NETGEAR, Inc.*	474,071
19,438	NeuStar, Inc., Class A*	449,018
91,305	RF Micro Devices, Inc.*	363,394
71,078	Tellabs, Inc.*	427,890
		3,597,655
	Total Common Stocks (Cost $29,956,050)	33,794,497
	Money Market Fund—0.0%
21,887	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $21,887)	21,887
	Total Investments (Cost $29,977,937)—100.1%	33,816,384
	Liabilities in excess of other assets—(0.1%)	(44,754)
	Net Assets—100.0%	$33,771,630

*  Non-income producing security.

See Notes to Financial Statements.

21

Portfolio Composition

PowerShares Dynamic Telecommunications & Wireless Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Telephone - Integrated	31.8
Cable/Satellite TV	15.0
Cellular Telecommunications	14.4
Telecommunication Services	14.0
Networking Products	8.4
Transactional Software	2.9
Data Processing/Management	2.9
Internet Connectivity Services	2.8
Telecommunication Equipment	2.7
Web Portals/ISP	2.6
Electronic Components - Miscellaneous	2.5
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—100.0%
	Cable/Satellite TV—15.0%
52,831	Comcast Corp., Class A	$766,049
33,279	DIRECTV Group, Inc. (The)*	875,238
49,228	DISH Network Corp., Class A*	856,567
		2,497,854
	Cellular Telecommunications—14.4%
26,772	iPCS, Inc.*	639,048
19,014	NII Holdings, Inc.*	512,047
24,888	Syniverse Holdings, Inc.*	426,331
11,964	United States Cellular Corp.*	438,002
93,924	Virgin Mobile USA, Inc., Class A*	375,696
		2,391,124
	Data Processing/Management—2.9%
29,170	CSG Systems International, Inc.*	476,638
	Electronic Components - Miscellaneous—2.5%
14,007	Garmin Ltd.	423,852
	Internet Connectivity Services—2.8%
46,243	Cogent Communications Group, Inc.*	468,442
	Networking Products—8.4%
103,124	3Com Corp.*	530,057
37,647	Cisco Systems, Inc.*	860,234
		1,390,291
	Telecommunication Equipment—2.7%
18,646	Plantronics, Inc.	449,555
	Telecommunication Services—14.0%
32,758	Consolidated Communications Holdings, Inc.	452,716

Number of Shares		Value
	Common Stocks (Continued)
39,852	Global Crossing Ltd.*	$454,313
59,883	Knology, Inc.*	601,824
19,314	NeuStar, Inc., Class A*	446,153
34,718	USA Mobility, Inc.	378,426
		2,333,432
	Telephone - Integrated—31.8%
31,667	AT&T, Inc.	812,892
9,686	Atlantic Tele-Network, Inc.	444,006
13,973	CenturyTel, Inc.	453,564
134,737	Cincinnati Bell, Inc.*	414,990
220,739	Qwest Communications International, Inc.	792,453
26,003	Shenandoah Telecommunications Co.	433,990
220,154	Sprint Nextel Corp.*	651,656
16,969	Telephone & Data Systems, Inc.	502,622
26,756	Verizon Communications, Inc.	791,710
		5,297,883
	Transactional Software—2.9%
42,152	Synchronoss Technologies, Inc.*	480,954
	Web Portals/ISP—2.6%
53,639	EarthLink, Inc.	434,476
	Total Investments (Cost $16,760,390)—100.0%	16,644,501
	Liabilities in excess of other assets—(0.0%)	(3,800)
	Net Assets—100.0%	$16,640,701

*  Non-income producing security.

See Notes to Financial Statements.

22

Portfolio Composition

PowerShares Dynamic Utilities Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Electric - Integrated	65.1
Gas - Distribution	24.7
Independent Power Producers	4.6
Water	2.8
Electric - Generation	2.7
Money Market Fund	0.1
Other	(0.0)

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks—99.9%
	Electric - Generation—2.7%
56,808	AES Corp. (The)*	$742,481
	Electric - Integrated—65.1%
16,789	CH Energy Group, Inc.	695,232
43,641	Dominion Resources, Inc.	1,487,722
31,733	DPL, Inc.	804,114
22,561	DTE Energy Co.	834,306
43,019	Edison International	1,368,865
46,407	El Paso Electric Co.*	870,131
18,133	Entergy Corp.	1,391,164
28,702	Exelon Corp.	1,347,846
31,702	FirstEnergy Corp.	1,372,063
25,705	FPL Group, Inc.	1,262,115
21,966	MGE Energy, Inc.	769,249
24,627	NSTAR	762,206
66,396	PNM Resources, Inc.	711,765
45,135	Public Service Enterprise Group, Inc.	1,345,023
58,881	TECO Energy, Inc.	844,353
30,217	UIL Holdings Corp.	775,973
26,715	Unisource Energy Corp.	771,529
39,757	Xcel Energy, Inc.	749,817
		18,163,473
	Gas - Distribution—24.7%
23,109	AGL Resources, Inc.	807,891
28,724	Atmos Energy Corp.	799,963
21,132	New Jersey Resources Corp.	743,846
31,822	Piedmont Natural Gas Co., Inc.	740,816
28,460	Sempra Energy	1,464,267
39,420	Southern Union Co.	771,450
31,912	Southwest Gas Corp.	797,481
23,396	WGL Holdings, Inc.	773,472
		6,899,186

Number of Shares		Value
	Common Stocks (Continued)
	Independent Power Producers—4.6%
45,447	Mirant Corp.*	$635,349
28,486	NRG Energy, Inc.*	654,893
		1,290,242
	Water—2.8%
23,669	American States Water Co.	784,627
	Total Common Stocks (Cost $27,771,756)	27,880,009
	Money Market Fund—0.1%
33,121	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $33,121)	33,121
	Total Investments (Cost $27,804,877)—100.0%	27,913,130
	Liabilities in excess of other assets—(0.0%)	(11,736)
	Net Assets—100.0%	$27,901,394

*  Non-income producing security.

See Notes to Financial Statements.

23

Portfolio Composition

PowerShares NASDAQ Internet Portfolio

Industry Breakdown (% of the Fund's Net Assets) as of October 31, 2009

Web Portals/ISP	24.5
E-Commerce/Services	19.6
E-Commerce/Products	14.2
Internet Content - Information/Network	9.5
Web Hosting/Design	5.5
Internet Infrastructure Software	4.5
Internet Security	4.3
Enterprise Software/Services	2.9
E-Marketing/Information	2.7
Printing - Commercial	2.1
Telecommunication Services	1.9
E-Services/Consulting	1.9
Internet Application Software	1.2
Internet Telephony	0.9
Educational Software	0.9
Internet Connectivity Services	0.6
Networking Products	0.5
Retail - Pet Food & Supplies	0.3
Internet Incubators	0.3
Communications Software	0.1
Internet Financial Services	0.1
Advertising Services	0.1
Money Market Fund	0.6
Other	0.8

Schedule of Investments

PowerShares NASDAQ Internet Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests—98.6%
	Advertising Services—0.1%
1,911	Marchex, Inc., Class B	$8,657
	Communications Software—0.1%
2,467	DivX, Inc.*	11,866
	E-Commerce/Products—14.2%
7,232	Amazon.com, Inc.*	859,234
1,097	Blue Nile, Inc.*	65,875
3,329	MercadoLibre, Inc. (Argentina)*	119,145
2,335	NutriSystem, Inc.	50,249
1,723	Overstock.com, Inc.*	24,122
1,922	Shutterfly, Inc.*	27,100
		1,145,725
	E-Commerce/Services—19.6%
26,522	eBay, Inc.*	590,645
12,737	Expedia, Inc.*	288,748
9,030	IAC/InterActiveCorp.*	171,028

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,338	Netflix, Inc.*	$231,866
1,907	Priceline.com, Inc.*	300,906
		1,583,193
	Educational Software—0.9%
7,253	SkillSoft PLC ADR (Ireland)*	69,484
	E-Marketing/Information—2.7%
2,272	comScore, Inc.*	34,830
2,137	Constant Contact, Inc.*	35,410
2,913	Digital River, Inc.*	66,504
2,083	Liquidity Services, Inc.*	20,038
6,580	ValueClick, Inc.*	64,747
		221,529
	Enterprise Software/Services—2.9%
6,673	Ariba, Inc.*	78,875
4,234	Open Text Corp. (Canada)*	156,827
		235,702

See Notes to Financial Statements.

24

Schedule of Investments (Continued)

PowerShares NASDAQ Internet Portfolio

October 31, 2009 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	E-Services/Consulting—1.9%
4,110	GSI Commerce, Inc.*	$77,967
2,369	Perficient, Inc.*	19,283
3,336	Websense, Inc.*	53,576
		150,826
	Internet Application Software—1.2%
3,042	DealerTrack Holdings, Inc.*	50,132
3,999	S1 Corp.*	23,994
1,462	Vocus, Inc.*	26,462
		100,588
	Internet Connectivity Services—0.6%
3,361	Cogent Communications Group, Inc.*	34,047
3,830	Internap Network Services Corp.*	12,256
		46,303
	Internet Content - Information/Network—9.5%
1,779	Baidu, Inc. ADR (China)*	672,320
2,666	InfoSpace, Inc.*	22,848
2,548	Knot, Inc. (The)*	27,187
2,603	LoopNet, Inc.*	22,724
784	WebMD Health Corp.*	26,703
		771,782
	Internet Financial Services—0.1%
1,312	China Finance Online Co. Ltd. ADR (China)*	10,522
	Internet Incubators—0.3%
2,773	Internet Capital Group, Inc.*	20,160
	Internet Infrastructure Software—4.5%
13,018	Akamai Technologies, Inc.*	286,396
3,449	AsiaInfo Holdings, Inc.*	76,085
		362,481
	Internet Security—4.3%
4,067	SonicWALL, Inc.*	32,292
13,856	VeriSign, Inc.*	316,055
		348,347
	Internet Telephony—0.9%
3,403	j2 Global Communications, Inc.*	69,591
	Networking Products—0.5%
2,617	Switch & Data Facilities Co., Inc.*	43,782
	Printing - Commercial—2.1%
3,246	VistaPrint NV (Netherlands)*	165,708
	Retail - Pet Food & Supplies—0.3%
1,724	PetMed Express, Inc.	27,050

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Telecommunication Services—1.9%
14,753	Clearwire Corp., Class A*	$92,354
4,101	SAVVIS, Inc.*	60,654
		153,008
	Web Hosting/Design—5.5%
2,915	Equinix, Inc.*	248,708
4,761	NIC, Inc.	41,706
9,142	Rackspace Hosting, Inc.*	153,129
		443,543
	Web Portals/ISP—24.5%
8,015	EarthLink, Inc.	64,921
4,108	GigaMedia Ltd. (Taiwan, Republic of China)*	16,843
1,272	Google, Inc., Class A*	681,945
5,526	NetEase.com, Inc. ADR (China)*	213,414
4,063	SINA Corp. (China)*	151,916
2,894	Sohu.com, Inc.*	160,906
6,330	United Online, Inc.	50,640
40,191	Yahoo!, Inc.*	639,037
		1,979,622
	Total Common Stocks and Other Equity Interests (Cost $7,169,975)	7,969,469
	Money Market Fund—0.6%
54,226	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $54,226)	54,226
	Total Investments (Cost $7,224,201)—99.2%	8,023,695
	Other assets less liabilities—0.8%	60,717
	Net Assets—100.0%	$8,084,412

ADR American Depositary Receipt

*  Non-income producing security.

The Fund has holdings greater than 10% of net assets in the following country:

China	13.0%

See Notes to Financial Statements.

25

Statements of Assets and Liabilities

October 31, 2009 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
ASSETS:
Investments at value	$32,396,047	$14,527,002	$39,305,101	$34,850,295	$17,947,737	$83,621,055
Receivables:
Dividends	20,621	8,981	56,009	30,851	16,027	40,695
Expense waivers	7,534	8,911	7,112	7,604	8,645	4,657
Shares sold	—	—	—	66,011	324,798	—
Other assets	1,133	1,211	1,668	1,330	1,164	1,850
Total Assets	32,425,335	14,546,105	39,369,890	34,956,091	18,298,371	83,668,257
LIABILITIES:
Due to custodian	2,495	3,202	4,294	3,651	5,940	4,379
Payables:
Investments purchased	—	—	—	—	322,748	—
Accrued advisory fees	14,094	6,529	17,020	15,436	8,045	37,750
Accrued expenses	39,395	36,177	42,884	39,457	38,056	56,782
Total Liabilities	55,984	45,908	64,198	58,544	374,789	98,911
NET ASSETS	$32,369,351	$14,500,197	$39,305,692	$34,897,547	$17,923,582	$83,569,346
NET ASSETS CONSIST OF:
Shares of beneficial interest	$38,363,473	$15,374,635	$41,618,431	$37,026,312	$24,205,957	$111,177,953
Undistributed net investment income (loss)	58,000	6,639	40,718	(4,575)	31,219	(13,620)
Accumulated net realized loss on investments	(7,483,875)	(1,820,736)	(5,015,883)	(6,320,702)	(6,550,688)	(33,831,438)
Net unrealized appreciation (depreciation) of investments	1,431,753	939,659	2,662,426	4,196,512	237,094	6,236,451
Net Assets	$32,369,351	$14,500,197	$39,305,692	$34,897,547	$17,923,582	$83,569,346
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,300,000	800,000	1,650,000	1,400,000	1,100,000	4,000,000
Net asset value	$24.90	$18.13	$23.82	$24.93	$16.29	$20.89
Share price	$24.89	$18.12	$23.81	$24.92	$16.30	$20.88
Investments at cost	$30,964,294	$13,587,343	$36,642,675	$30,653,783	$17,710,643	$77,384,604

See Notes to Financial Statements.

26

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
ASSETS:
Investments at value	$30,057,948	$33,816,384	$16,644,501	$27,913,130	$8,023,695
Receivables:
Dividends	19,398	7,707	38,305	40,237	—
Expense waivers	8,804	7,462	8,705	8,239	—
Shares sold	4,757	—	—	—	64,866
Other assets	2,136	1,334	1,195	1,683	—
Total Assets	30,093,043	33,832,887	16,692,706	27,963,289	8,088,561
LIABILITIES:
Due to custodian	4,874	3,409	6,674	4,247	—
Payables:
Investments purchased	—	—	—	—	—
Accrued advisory fees	13,543	14,976	7,528	12,347	4,149
Accrued expenses	44,547	42,872	37,803	45,301	—
Total Liabilities	62,964	61,257	52,005	61,895	4,149
NET ASSETS	$30,030,079	$33,771,630	$16,640,701	$27,901,394	$8,084,412
NET ASSETS CONSIST OF:
Shares of beneficial interest	$43,024,439	$42,291,874	$26,711,163	$37,707,978	$7,556,069
Undistributed net investment income (loss)	74,414	(51,295)	20,425	13,253	(40,761)
Accumulated net realized loss on investments	(12,534,319)	(12,307,396)	(9,974,998)	(9,928,090)	(230,390)
Net unrealized appreciation (depreciation) of investments	(534,455)	3,838,447	(115,889)	108,253	799,494
Net Assets	$30,030,079	$33,771,630	$16,640,701	$27,901,394	$8,084,412
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,450,000	1,650,000	1,400,000	2,000,000	350,000
Net asset value	$20.71	$20.47	$11.89	$13.95	$23.10
Share price	$20.72	$20.45	$11.88	$13.95	$23.11
Investments at cost	$30,592,403	$29,977,937	$16,760,390	$27,804,877	$7,224,201

27

Statements of Operations

Six Months Ended October 31, 2009 (Unaudited)

	PowerShares Dynamic Basic Materials Sector Portfolio	PowerShares Dynamic Consumer Discretionary Sector Portfolio	PowerShares Dynamic Consumer Staples Sector Portfolio	PowerShares Dynamic Energy Sector Portfolio	PowerShares Dynamic Financial Sector Portfolio	PowerShares Dynamic Healthcare Sector Portfolio
INVESTMENT INCOME:
Dividend income	$251,949	$72,464	$449,166	$255,822	$152,061	$264,771
Foreign withholding taxes	—	—	—	(57)	—	—
Total Income	251,949	72,464	449,166	255,765	152,061	264,771
EXPENSES:
Advisory fees	65,991	36,151	97,887	79,963	41,874	207,246
Accounting & administration fees	32,132	32,132	32,132	32,132	32,132	32,132
Professional fees	15,657	15,497	15,999	15,821	15,519	16,978
Sub-licensing	6,599	3,615	9,789	7,996	4,187	20,725
Custodian & Transfer Agent fees	4,617	4,545	3,752	5,119	4,718	4,871
Trustees	2,376	2,220	2,695	2,525	2,266	3,511
Other expenses	6,504	6,237	8,269	6,741	6,037	14,885
Total Expenses	133,876	100,397	170,523	150,297	106,733	300,348
Less fees waived:
(Waivers) and/or Recapture	(48,088)	(53,400)	(43,270)	(46,346)	(52,297)	(30,928)
Net Expenses	85,788	46,997	127,253	103,951	54,436	269,420
Net Investment Income (Loss)	166,161	25,467	321,913	151,814	97,625	(4,649)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,484,265)	80,473	(2,017,693)	1,007,261	(955,072)	(5,847,344)
In-kind redemptions	1,785,414	1,428,845	2,989,939	1,689,492	353,713	5,403,967
Net realized gain (loss)	301,149	1,509,318	972,246	2,696,753	(601,359)	(443,377)
Net change in unrealized appreciation (depreciation) on investments	4,422,946	(676,226)	4,405,101	3,931,703	2,256,252	12,806,785
Net realized and unrealized gain on investments	4,724,095	833,092	5,377,347	6,628,456	1,654,893	12,363,408
Net increase in net assets resulting from operations	$4,890,256	$858,559	$5,699,260	$6,780,270	$1,752,518	$12,358,759

See Notes to Financial Statements.

28

	PowerShares Dynamic Industrials Sector Portfolio	PowerShares Dynamic Technology Sector Portfolio	PowerShares Dynamic Telecommunications & Wireless Portfolio	PowerShares Dynamic Utilities Portfolio	PowerShares NASDAQ Internet Portfolio
INVESTMENT INCOME:
Dividend income	$576,414	$69,804	$160,051	$651,846	$2,306
Foreign withholding taxes	—	—	—	—	—
Total Income	576,414	69,804	160,051	651,846	2,306
EXPENSES:
Advisory fees	184,800	82,374	39,864	77,597	17,302
Accounting & administration fees	32,132	32,132	32,132	32,132	—
Professional fees	16,837	15,909	15,499	15,796	—
Sub-licensing	18,480	8,238	2,392	4,656	—
Custodian & Transfer Agent fees	4,851	3,910	3,706	3,850	—
Trustees	3,348	2,580	2,252	2,583	—
Other expenses	11,769	7,483	7,102	10,814	—
Total Expenses	272,217	152,626	102,947	147,428	17,302
Less fees waived:
(Waivers) and/or Recapture	(31,977)	(45,539)	(52,718)	(49,652)	—
Net Expenses	240,240	107,087	50,229	97,776	17,302
Net Investment Income (Loss)	336,174	(37,283)	109,822	554,070	(14,996)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(3,199,439)	(506,194)	(1,177,240)	(2,867,790)	(133,941)
In-kind redemptions	17,066,101	6,109,357	841,667	(43,170)	57,822
Net realized gain (loss)	13,866,662	5,603,163	(335,573)	(2,910,960)	(76,119)
Net change in unrealized appreciation (depreciation) on investments	(1,845,242)	93,550	1,536,685	4,732,881	1,320,126
Net realized and unrealized gain on investments	12,021,420	5,696,713	1,201,112	1,821,921	1,244,007
Net increase in net assets resulting from operations	$12,357,594	$5,659,430	$1,310,934	$2,375,991	$1,229,011

29

Statements of Changes in Net Assets

	PowerShares Dynamic Basic Materials Sector Portfolio		PowerShares Dynamic Consumer Discretionary Sector Portfolio		PowerShares Dynamic Consumer Staples Sector Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$166,161	$438,599	$25,467	$80,941	$321,913	$642,507
Net realized gain (loss) on investments	301,149	(11,459,144)	1,509,318	(4,712,890)	972,246	(6,009,789)
Net change in unrealized appreciation (depreciation) on investments	4,422,946	(6,905,563)	(676,226)	1,977,179	4,405,101	(1,522,087)
Net increase (decrease) in net assets resulting from operations	4,890,256	(17,926,108)	858,559	(2,654,770)	5,699,260	(6,889,369)
Undistributed net investment income (loss) included in the price of units issued and redeemed	34,747	(6,851)	—	(54,188)	(47,872)	217,757
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(214,786)	(463,180)	(16,168)	(83,601)	(434,673)	(473,177)
Tax return of capital	—	—	—	(1,843)	—	—
Total distributions to shareholders	(214,786)	(463,180)	(16,168)	(85,444)	(434,673)	(473,177)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,267,548	22,737,065	7,132,236	42,174,838	9,086,644	33,416,470
Value of shares repurchased	(4,702,465)	(29,769,000)	(7,132,236)	(37,003,776)	(12,498,826)	(12,672,345)
Net income equalization	(34,747)	6,851	—	54,188	47,872	(217,757)
Net increase (decrease) in net assets resulting from shares transactions	9,530,336	(7,025,084)	—	5,225,250	(3,364,310)	20,526,368
Increase (Decrease) in Net Assets	14,240,553	(25,421,223)	842,391	2,430,848	1,852,405	13,381,579
NET ASSETS:
Beginning of period	18,128,798	43,550,021	13,657,806	11,226,958	37,453,287	24,071,708
End of period	$32,369,351	$18,128,798	$14,500,197	$13,657,806	$39,305,692	$37,453,287
Undistributed net investment income (loss) at end of period	$58,000	$71,878	$6,639	$(2,660)	$40,718	$201,350
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	800,000	400,000	2,600,000	400,000	1,500,000
Shares repurchased	(200,000)	(1,100,000)	(400,000)	(2,300,000)	(550,000)	(600,000)
Shares outstanding, beginning of period	900,000	1,200,000	800,000	500,000	1,800,000	900,000
Shares outstanding, end of period	1,300,000	900,000	800,000	800,000	1,650,000	1,800,000

See Notes to Financial Statements.

30

	PowerShares Dynamic Energy Sector Portfolio		PowerShares Dynamic Financial Sector Portfolio		PowerShares Dynamic Healthcare Sector Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$151,814	$178,693	$97,625	$256,368	$(4,649)	$93,371
Net realized gain (loss) on investments	2,696,753	(8,985,010)	(601,359)	(9,220,322)	(443,377)	(40,173,071)
Net change in unrealized appreciation (depreciation) on investments	3,931,703	(6,310,019)	2,256,252	(1,126,796)	12,806,785	3,120,607
Net increase (decrease) in net assets resulting from operations	6,780,270	(15,116,336)	1,752,518	(10,090,750)	12,358,759	(36,959,093)
Undistributed net investment income (loss) included in the price of units issued and redeemed	12,254	25,855	4,540	2,117	(4,452)	23,648
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(194,639)	(135,550)	(127,655)	(254,006)	(97,890)	—
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(194,639)	(135,550)	(127,655)	(254,006)	(97,890)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	16,580,001	39,796,946	8,010,480	17,493,282	37,527,726	95,864,233
Value of shares repurchased	(14,146,128)	(41,341,841)	(6,341,842)	(15,461,800)	(37,795,271)	(106,348,401)
Net income equalization	(12,254)	(25,855)	(4,540)	(2,117)	4,452	(23,648)
Net increase (decrease) in net assets resulting from shares transactions	2,421,619	(1,570,750)	1,664,098	2,029,365	(263,093)	(10,507,816)
Increase (Decrease) in Net Assets	9,019,504	(16,796,781)	3,293,501	(8,313,274)	11,993,324	(47,443,261)
NET ASSETS:
Beginning of period	25,878,043	42,674,824	14,630,081	22,943,355	71,576,022	119,019,283
End of period	$34,897,547	$25,878,043	$17,923,582	$14,630,081	$83,569,346	$71,576,022
Undistributed net investment income (loss) at end of period	$(4,575)	$25,996	$31,219	$56,709	$(13,620)	$93,371
CHANGES IN SHARES OUTSTANDING:
Shares sold	700,000	1,600,000	500,000	900,000	1,900,000	4,300,000
Shares repurchased	(600,000)	(1,400,000)	(400,000)	(900,000)	(1,900,000)	(4,900,000)
Shares outstanding, beginning of period	1,300,000	1,100,000	1,000,000	1,000,000	4,000,000	4,600,000
Shares outstanding, end of period	1,400,000	1,300,000	1,100,000	1,000,000	4,000,000	4,000,000

31

Statements of Changes in Net Assets (Continued)

	PowerShares Dynamic Industrials Sector Portfolio		PowerShares Dynamic Technology Sector Portfolio		PowerShares Dynamic Telecommunications & Wireless Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009
OPERATIONS:
Net investment income (loss)	$336,174	$544,925	$(37,283)	$(14,029)	$109,822	$245,910
Net realized gain (loss) on investments	13,866,662	(34,331,640)	5,603,163	(20,069,669)	(335,573)	(4,428,234)
Net change in unrealized appreciation (depreciation) on investments	(1,845,242)	791,867	93,550	3,563,803	1,536,685	(391,588)
Net increase (decrease) in net assets resulting from operations	12,357,594	(32,994,848)	5,659,430	(16,519,895)	1,310,934	(4,573,912)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(144,920)	83,792	(10,830)	(33,735)	(6,791)	(8,969)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(259,215)	(413,638)	—	—	(134,284)	(194,232)
Tax return of capital	—	—	—	—	—	—
Total distributions to shareholders	(259,215)	(413,638)	—	—	(134,284)	(194,232)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	89,380,862	117,152,678	27,955,708	57,419,781	5,676,917	9,693,362
Value of shares repurchased	(131,773,546)	(59,816,387)	(25,775,288)	(52,213,652)	(4,624,605)	(8,833,055)
Net income equalization	144,920	(83,792)	10,830	33,735	6,791	8,969
Net increase (decrease) in net assets resulting from shares transactions	(42,247,764)	57,252,499	2,191,250	5,239,864	1,059,103	869,276
Increase (Decrease) in Net Assets	(30,294,305)	23,927,805	7,839,850	(11,313,766)	2,228,962	(3,907,837)
NET ASSETS:
Beginning of period	60,324,384	36,396,579	25,931,780	37,245,546	14,411,739	18,319,576
End of period	$30,030,079	$60,324,384	$33,771,630	$25,931,780	$16,640,701	$14,411,739
Undistributed net investment income (loss) at end of period	$74,414	$142,375	$(51,295)	$(3,182)	$20,425	$51,678
CHANGES IN SHARES OUTSTANDING:
Shares sold	4,500,000	4,700,000	1,500,000	2,700,000	500,000	800,000
Shares repurchased	(6,250,000)	(2,700,000)	(1,350,000)	(2,700,000)	(400,000)	(700,000)
Shares outstanding, beginning of period	3,200,000	1,200,000	1,500,000	1,500,000	1,300,000	1,200,000
Shares outstanding, end of period	1,450,000	3,200,000	1,650,000	1,500,000	1,400,000	1,300,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

32

	PowerShares Dynamic Utilities Portfolio		PowerShares NASDAQ Internet Portfolio
	Six Months Ended October 31, 2009 (Unaudited)	Year Ended April 30, 2009	Six Months Ended October 31, 2009 (Unaudited)	For the Period June 12, 2008* Through April 30, 2009
OPERATIONS:
Net investment income (loss)	$554,070	$1,570,168	$(14,996)	$(7,679)
Net realized gain (loss) on investments	(2,910,960)	(10,791,520)	(76,119)	(154,271)
Net change in unrealized appreciation (depreciation) on investments	4,732,881	(5,703,784)	1,320,126	(520,632)
Net increase (decrease) in net assets resulting from operations	2,375,991	(14,925,136)	1,229,011	(682,582)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(265,375)	(189)	(25,765)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(804,760)	(1,226,368)	—	—
Tax return of capital	—	—	—	(1,258)
Total distributions to shareholders	(804,760)	(1,226,368)	—	(1,258)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	15,334,822	75,893,770	6,242,924	2,472,464
Value of shares repurchased	(31,075,285)	(57,600,692)	(1,176,147)	—
Net income equalization	265,375	189	25,765	—
Net increase (decrease) in net assets resulting from shares transactions	(15,475,088)	18,293,267	5,092,542	2,472,464
Increase (Decrease) in Net Assets	(14,169,232)	2,141,574	6,295,788	1,788,624
NET ASSETS:
Beginning of period	42,070,626	39,929,052	1,788,624	—
End of period	$27,901,394	$42,070,626	$8,084,412	$1,788,624
Undistributed net investment income (loss) at end of period	$13,253	$529,318	$(40,761)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,100,000	5,000,000	300,000	100,000
Shares repurchased	(2,300,000)	(3,900,000)	(50,000)	—
Shares outstanding, beginning of period	3,200,000	2,100,000	100,000	—
Shares outstanding, end of period	2,000,000	3,200,000	350,000	100,000

33

Financial Highlights

PowerShares Dynamic Basic Materials Sector Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.14	$36.29	$31.65	$25.56
Net investment income**	0.15	0.42	0.33	0.24
Net realized and unrealized gain (loss) on investments	4.81	(16.15)	4.55	6.05
Total from investment operations	4.96	(15.73)	4.88	6.29
Distributions to shareholders from:
Net investment income	(0.20)	(0.42)	(0.24)	(0.20)
Net asset value at end of period	$24.90	$20.14	$36.29	$31.65
Share price at end of period***	$24.89	$20.15
NET ASSET VALUE, TOTAL RETURN****	24.74%	(43.63)%	15.47%	24.69%
SHARE PRICE TOTAL RETURN****	24.63%	(43.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$32,369	$18,129	$43,550	$18,988
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	1.01%†	0.97%	0.96%	1.32	%†
Net investment income, after (Waivers) and/or Recapture	1.26%†	1.57%	0.95%	1.52	%†
Portfolio turnover rate ††	28%	47%	28%	9%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.03	$(0.01)	$0.03	$0.02

PowerShares Dynamic Consumer Discretionary Sector Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.07	$22.45	$28.59	$25.43
Net investment income**	0.03	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	1.05	(5.35)	(6.11)	3.23
Total from investment operations	1.08	(5.22)	(6.01)	3.32
Distributions to shareholders from:
Net investment income	(0.02)	(0.15)	(0.11)	(0.16)
Return of capital	—	(0.01)	(0.02)	—
Total distributions	(0.02)	(0.16)	(0.13)	(0.16)
Net asset value at end of period	$18.13	$17.07	$22.45	$28.59
Share price at end of period***	$18.12	$17.07
NET ASSET VALUE, TOTAL RETURN****	6.34%	(23.19)%	(21.10)%	13.11%
SHARE PRICE TOTAL RETURN****	6.28%	(23.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,500	$13,658	$11,227	$17,156
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.64%	0.70%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.39%†	1.68%	1.31%	1.41%†
Net investment income, after (Waivers) and/or Recapture	0.35%†	0.81%	0.36%	0.65%†
Portfolio turnover rate ††	52%	157%	95%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$(0.09)	$0.02	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

34

Financial Highlights (Continued)

PowerShares Dynamic Consumer Staples Sector Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.81	$26.75	$28.16	$25.25
Net investment income**	0.19	0.45	0.34	0.49
Net realized and unrealized gain (loss) on investments	3.08	(6.04)	(1.43)	2.69
Total from investment operations	3.27	(5.59)	(1.09)	3.18
Distributions to shareholders from:
Net investment income	(0.26)	(0.35)	(0.32)	(0.27)
Net asset value at end of period	$23.82	$20.81	$26.75	$28.16
Share price at end of period***	$23.81	$20.79
NET ASSET VALUE, TOTAL RETURN****	15.79%	(21.02)%	(3.94)%	12.69%
SHARE PRICE TOTAL RETURN****	15.84%	(21.09)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$39,306	$37,453	$24,072	$11,264
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.69%	0.73	%†
Expenses, prior to (Waivers) and/or Recapture	0.87%†	0.94%	1.18%	1.46	%†
Net investment income, after (Waivers) and/or Recapture	1.64%†	2.07%	1.22%	3.42	%†
Portfolio turnover rate ††	25%	48%	44%	18%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.03)	$0.15	$0.22	$0.04

PowerShares Dynamic Energy Sector Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$19.91	$38.80	$31.90	$25.80
Net investment income**	0.11	0.18	0.14	0.05
Net realized and unrealized gain (loss) on investments	5.05	(18.93)	6.84	6.08
Total from investment operations	5.16	(18.75)	6.98	6.13
Distributions to shareholders from:
Net investment income	(0.14)	(0.14)	(0.08)	(0.03)
Net asset value at end of period	$24.93	$19.91	$38.80	$31.90
Share price at end of period***	$24.92	$19.92
NET ASSET VALUE, TOTAL RETURN****	25.96%	(48.52)%	21.93%	23.78%
SHARE PRICE TOTAL RETURN****	25.84%	(48.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$34,898	$25,878	$42,675	$19,137
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.68%	0.71	%†
Expenses, prior to (Waivers) and/or Recapture	0.94%†	0.98%	0.96%	1.22	%†
Net investment income, after (Waivers) and/or Recapture	0.95%†	0.65%	0.41%	0.28	%†
Portfolio turnover rate ††	48%	67%	50%	12%
Undistributed net investment income included in price of units issued and redeemed**#	$0.01	$0.03	$0.02	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

See Notes to Financial Statements.

35

Financial Highlights (Continued)

PowerShares Dynamic Financial Sector Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$14.63		$22.94	$26.51	$25.16
Net investment income**	0.09		0.24	0.25	0.13
Net realized and unrealized gain (loss) on investments	1.69		(8.33)	(3.59)	1.31
Total from investment operations	1.78		(8.09)	(3.34)	1.44
Distributions to shareholders from:
Net investment income	(0.12)		(0.22)	(0.23)	(0.09)
Net asset value at end of period	$16.29		$14.63	$22.94	$26.51
Share price at end of period***	$16.30		$14.60
NET ASSET VALUE, TOTAL RETURN****	12.24%		(35.53)%	(12.69)%	5.72%
SHARE PRICE TOTAL RETURN****	12.54%		(35.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,924		$14,630	$22,943	$7,954
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.72%	0.72%†
Expenses, prior to (Waivers) and/or Recapture	1.27	%†	1.13%	1.42%	1.38%†
Net investment income, after (Waivers) and/or Recapture	1.17	%†	1.27%	1.07%	0.87%†
Portfolio turnover rate ††	46%		66%	50%	33%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.00 (a)	$0.05	$(0.02)

PowerShares Dynamic Healthcare Sector Portfolio

	Six Months Ended October 31, 2009		Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)		2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.89		$25.87	$28.59	$25.01
Net investment income (loss)**	—	(a)	0.02	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	3.03		(8.00)	(2.67)	3.62
Total from investment operations	3.03		(7.98)	(2.72)	3.58
Distributions to shareholders from:
Net investment income	(0.03)		—	—	—
Net asset value at end of period	$20.89		$17.89	$25.87	$28.59
Share price at end of period***	$20.88		$17.86
NET ASSET VALUE, TOTAL RETURN****	16.92%		(30.85)%	(9.51)%	14.31%
SHARE PRICE TOTAL RETURN****	17.06%		(30.94)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$83,569		$71,576	$119,019	$57,183
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65	%†	0.65%	0.66%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.72	%†	0.71%	0.72%	1.20%†
Net investment loss, after (Waivers) and/or Recapture	(0.01	)%†	0.10%	(0.17)%	(0.31)%†
Portfolio turnover rate ††	51%		96%	75%	14%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.00	(a)	$0.01	$(0.04)	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

36

Financial Highlights (Continued)

PowerShares Dynamic Industrials Sector Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$18.85	$30.33	$29.34	$25.72
Net investment income**	0.10	0.22	0.14	0.04
Net realized and unrealized gain (loss) on investments	1.84	(11.55)	1.00	3.63
Total from investment operations	1.94	(11.33)	1.14	3.67
Distributions to shareholders from:
Net investment income	(0.08)	(0.15)	(0.15)	(0.04)
Return of capital	—	—	—	(0.01)
Total distributions	(0.08)	(0.15)	(0.15)	(0.05)
Net asset value at end of period	$20.71	$18.85	$30.33	$29.34
Share price at end of period***	$20.72	$18.82
NET ASSET VALUE, TOTAL RETURN****	10.29%	(37.41)%	3.90%	14.28%
SHARE PRICE TOTAL RETURN****	10.52%	(37.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$30,030	$60,324	$36,397	$26,409
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.74%†	0.81%	0.90%	1.19%†
Net investment income, after (Waivers) and/or Recapture	0.91%†	1.05%	0.45%	0.30%†
Portfolio turnover rate ††	68%	81%	84%	14%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.04)	$0.03	$0.00 (a)	$0.01

PowerShares Dynamic Technology Sector Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,		For the Period October 12, 2006* Through
	(Unaudited)	2009	2008	April 30, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.29	$24.83	$27.76	$25.54
Net investment loss**	(0.02)	(0.01)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments	3.20	(7.53)	(2.84)	2.29
Total from investment operations	3.18	(7.54)	(2.93)	2.22
Net asset value at end of period	$20.47	$17.29	$24.83	$27.76
Share price at end of period***	$20.45	$17.29
NET ASSET VALUE, TOTAL RETURN****	18.39%	(30.37)%	(10.55)%	8.69%
SHARE PRICE TOTAL RETURN****	18.28%	(30.31)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,772	$25,932	$37,246	$22,210
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.65%†	0.65%	0.68%	0.71%†
Expenses, prior to (Waivers) and/or Recapture	0.93%†	0.89%	0.94%	1.25%†
Net investment loss, after (Waivers) and/or Recapture	(0.23)%†	(0.04)%	(0.36)%	(0.49)%†
Portfolio turnover rate ††	29%	90%	77%	27%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.01)	$(0.02)	$(0.05)	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

37

Financial Highlights (Continued)

PowerShares Dynamic Telecommunications & Wireless Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period December 6, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$11.09	$15.27	$19.77	$16.67	$14.95
Net investment income**	0.08	0.20	0.18	0.22	0.05
Net realized and unrealized gain (loss) on investments	0.83	(4.22)	(4.23)	3.08	1.70
Total from investment operations	0.91	(4.02)	(4.05)	3.30	1.75
Distributions to shareholders from:
Net investment income	(0.11)	(0.16)	(0.23)	(0.20)	(0.03)
Return of capital	—	—	(0.22)	—	—
Total distributions	(0.11)	(0.16)	(0.45)	(0.20)	(0.03)
Net asset value at end of period	$11.89	$11.09	$15.27	$19.77	$16.67
Share price at end of period***	$11.88	$11.09
NET ASSET VALUE, TOTAL RETURN****	8.17%	(26.55)%	(20.96)%	19.93%	11.74%
SHARE PRICE TOTAL RETURN****	8.07%	(26.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,641	$14,412	$18,320	$33,606	$31,669
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.66%	0.67%†
Expenses, prior to (Waivers) and/or Recapture	1.29%†	1.29%	1.01%	1.12%	0.97%†
Net investment income, after (Waivers) and/or Recapture	1.38%†	1.59%	0.94%	1.24%	0.79%†
Portfolio turnover rate ††	20%	46%	49%	43%	3%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$(0.01)	$(0.02)	$(0.02)	$—

PowerShares Dynamic Utilities Portfolio

	Six Months Ended October 31, 2009	Year Ended April 30,			For the Period October 26, 2005* Through
	(Unaudited)	2009	2008	2007	April 30, 2006
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$13.15	$19.01	$20.54	$16.33	$15.32
Net investment income**	0.25	0.54	0.45	0.44	0.24
Net realized and unrealized gain (loss) on investments	0.95	(5.95)	(1.53)	4.16	0.96
Total from investment operations	1.20	(5.41)	(1.08)	4.60	1.20
Distributions to shareholders from:
Net investment income	(0.40)	(0.45)	(0.45)	(0.39)	(0.19)
Net asset value at end of period	$13.95	$13.15	$19.01	$20.54	$16.33
Share price at end of period***	$13.95	$13.13
NET ASSET VALUE, TOTAL RETURN****	9.14%	(29.00)%	(5.34)%	28.48%	7.82%
SHARE PRICE TOTAL RETURN****	9.24%	(29.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$27,901	$42,071	$39,929	$59,579	$22,861
Ratio to average net assets of:
Expenses, after (Waivers) and/or Recapture	0.63%†	0.63%	0.63%	0.63%	0.69%†
Expenses, prior to (Waivers) and/or Recapture	0.95%†	0.82%	0.86%	0.92%	0.89%†
Net investment income, after (Waivers) and/or Recapture	3.57%†	3.44%	2.32%	2.34%	2.62%†
Portfolio turnover rate ††	45%	68%	64%	39%	38%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.12)	$0.00 (a)	$(0.05)	$0.05	$(0.01)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

38

Financial Highlights (Continued)

PowerShares NASDAQ Internet Portfolio

	Six Months Ended October 31, 2009 (Unaudited)	For the Period June 10, 2008* Through April 30, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$17.89	$24.72
Net investment loss**	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	5.27	(6.74)
Total from investment operations	5.21	(6.82)
Distributions to shareholders from:
Return of capital	—	(0.01)
Net asset value at end of period	$23.10	$17.89
Share price at end of period***	$23.11	$17.88
NET ASSET VALUE, TOTAL RETURN****	29.12%	(27.56	)%(a)
SHARE PRICE TOTAL RETURN****	29.25%	(27.60	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,084	$1,789
Ratio to average net assets of:
Expenses	0.60%†	0.60	%†
Net investment loss	(0.52)%†	(0.51	)%†
Portfolio turnover rate ††	17%	25%
Undistributed net investment income included in price of units issued and redeemed**#	$(0.10)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share.

(a)  The net asset value, total return from Fund Inception (June 12, 2008, first day of trading on the exchange) to April 30, 2009 was (25.33)%. The share price total return from Fund Inception to April 30, 2009 was (26.53)%.

See Notes to Financial Statements.

39

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust (the "Trust") was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of the period-end, the Trust offered sixty-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Dynamic Basic Materials Sector Portfolio	"Dynamic Basic Materials Sector Portfolio"

PowerShares Dynamic Consumer Discretionary Sector Portfolio	"Dynamic Consumer Discretionary Sector Portfolio"

PowerShares Dynamic Consumer Staples Sector Portfolio	"Dynamic Consumer Staples Sector Portfolio"

PowerShares Dynamic Energy Sector Portfolio	"Dynamic Energy Sector Portfolio"

PowerShares Dynamic Financial Sector Portfolio	"Dynamic Financial Sector Portfolio"

PowerShares Dynamic Healthcare Sector Portfolio	"Dynamic Healthcare Sector Portfolio"

PowerShares Dynamic Industrials Sector Portfolio	"Dynamic Industrials Sector Portfolio"

PowerShares Dynamic Technology Sector Portfolio	"Dynamic Technology Sector Portfolio"

PowerShares Dynamic Telecommunications & Wireless Portfolio	"Dynamic Telecommunications & Wireless Portfolio"

PowerShares Dynamic Utilities Portfolio	"Dynamic Utilities Portfolio"

PowerShares NASDAQ Internet Portfolio	"NASDAQ Internet Portfolio"

Each portfolio (the "Fund" and collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund's Shares." Each Fund's Shares are listed and traded on the NYSE Arca, Inc. ("NYSE Arca") except for Shares of the NASDAQ Internet Portfolio, which are listed and traded on The NASDAQ Stock Market LLC.

The Funds' market prices may differ to some degree from the net asset value ("NAV") of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed generally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that corresponds generally to the price and yield (before fees and expenses) of the following indices (each, an "Underlying Index"):

Fund	Index
Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

40

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Fund	Index
Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index

Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index

Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

NASDAQ Internet Portfolio	NASDAQ Internet IndexSM

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print, which is generally 45 days from the period-end date.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day NAV per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using

41

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American depository receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

A Fund may concentrate investments in a comparatively narrow segment of the economy. Consequently, such Fund may tend to be more volatile than other funds, and the value of the investments may tend to rise and fall more rapidly.

A Fund may invest a large percentage of its assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is recorded in the financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

42

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund (except for NASDAQ Internet Portfolio) is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses.

The NASDAQ Internet Portfolio has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records on ex-dividend date. Each Fund distributes net realized taxable capital gains, if any, generally annually in cash and records on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period-end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per Share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital Shares. Equalization is calculated on a per Share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital Shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital Shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and

43

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

other administrative services. Each Fund (except for NASDAQ Internet Portfolio) agreed to pay the Adviser an annual fee of 0.50% of the Fund's average daily net assets. The NASDAQ Internet Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.60% of the Fund's average daily net assets and the Adviser has agreed to pay for substantially all expenses of the NASDAQ Internet Portfolio, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser has entered into an Amended and Restated Excess Expense Agreement (the "Excess Expense Agreement") with the Trust, under which the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund other than the NASDAQ Internet Portfolio (excluding interest expense, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap"), at least until August 31, 2010. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' Shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

The Excess Expense Agreement provides that the expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by a Fund if it would result in the Fund exceeding its Expense Cap as specified above. The Excess Expense Agreement does not apply to the NASDAQ Internet Portfolio.

The net amount of fees waived and other expenses assumed by the Adviser and the amount of recapture paid to the Adviser pursuant to the Excess Expense Agreement are collectively referred to as "(Waivers) and/or Recapture." The net amounts of (Waivers) and/or Recapture for the period ended October 31, 2009 are shown on the Statements of Operations.

The amounts available for potential future recapture by the Adviser under the Excess Expense Agreement and the expiration schedule at October 31, 2009 are as follows:

	Total Potential	Potential Recapture Amounts Expiring
	Recapture Amounts	04/30/10	04/30/11	04/30/12	10/31/12
Dynamic Basic Materials Sector Portfolio	$277,930	$40,663	$91,354	$97,825	$48,088
Dynamic Consumer Discretionary Sector Portfolio	303,419	40,243	103,476	106,300	53,400
Dynamic Consumer Staples Sector Portfolio	278,270	43,990	98,981	92,029	43,270
Dynamic Energy Sector Portfolio	275,749	40,260	90,453	98,690	46,346
Dynamic Financial Sector Portfolio	298,663	42,652	104,352	99,362	52,297
Dynamic Healthcare Sector Portfolio	186,373	31,895	54,627	68,848	31,003
Dynamic Industrials Sector Portfolio	248,176	43,722	88,624	82,709	33,121
Dynamic Technology Sector Portfolio	268,282	42,859	89,766	90,118	45,539
Dynamic Telecommunications & Wireless Portfolio	345,338	74,306	113,750	104,564	52,718
Dynamic Utilities Portfolio	306,853	72,115	97,438	87,648	49,652

44

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares.

The Adviser has entered into a licensing agreement for each Fund with the following Licensors:

Fund	Licensor
Dynamic Basic Materials Sector Portfolio	NYSE Arca

Dynamic Consumer Discretionary Sector Portfolio	NYSE Arca

Dynamic Consumer Staples Sector Portfolio	NYSE Arca

Dynamic Energy Sector Portfolio	NYSE Arca

Dynamic Financial Sector Portfolio	NYSE Arca

Dynamic Healthcare Sector Portfolio	NYSE Arca

Dynamic Industrials Sector Portfolio	NYSE Arca

Dynamic Technology Sector Portfolio	NYSE Arca

Dynamic Telecommunications & Wireless Portfolio	NYSE Arca

Dynamic Utilities Portfolio	NYSE Arca

NASDAQ Internet Portfolio	NASDAQ OMX Group, Inc.

The Underlying Index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds.

The Trust has entered into a sub-licensing agreement under which the Funds (other than the NASDAQ Internet Portfolio) are required to pay the sub-licensing fees which are shown on the Statements of Operations.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment's assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

45

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of October 31, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Dynamic Basic Materials Sector Portfolio Equity Securities	$32,353,463	$—	$—	$32,353,463
Money Market	42,584	—	—	42,584
Dynamic Consumer Discretionary Sector Portfolio Equity Securities	14,495,428	—	—	14,495,428
Money Market	31,574	—	—	31,574
Dynamic Consumer Staples Sector Portfolio Equity Securities	39,240,843	—	—	39,240,843
Money Market	64,258	—	—	64,258
Dynamic Energy Sector Portfolio Equity Securities	34,803,794	—	—	34,803,794
Money Market	46,501	—	—	46,501
Dynamic Financial Sector Portfolio Equity Securities	17,902,888	—	—	17,902,888
Money Market	44,849	—	—	44,849
Dynamic Healthcare Sector Portfolio Equity Securities	83,588,838	—	—	83,588,838
Money Market	32,217	—	—	32,217
Dynamic Industrials Sector Portfolio Equity Securities	30,014,260	—	—	30,014,260
Money Market	43,688	—	—	43,688
Dynamic Technology Sector Portfolio Equity Securities	33,794,497	—	—	33,794,497
Money Market	21,887	—	—	21,887
Dynamic Telecommunications & Wireless Portfolio Equity Securities	16,644,501	—	—	16,644,501
Money Market	—	—	—	—
Dynamic Utilities Portfolio Equity Securities	27,880,009	—	—	27,880,009
Money Market	33,121	—	—	33,121
NASDAQ Internet Portfolio Equity Securities	7,969,469	—	—	7,969,469
Money Market	54,226	—	—	54,226

46

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Note 5. Federal Income Taxes

At October 31, 2009, the costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Cost*	Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)
Dynamic Basic Materials Sector Portfolio	$31,428,787	$967,260	$2,705,578	$(1,738,318)
Dynamic Consumer Discretionary Sector Portfolio	13,593,992	933,010	1,507,124	(574,114)
Dynamic Consumer Staples Sector Portfolio	36,985,292	2,319,809	3,910,923	(1,591,114)
Dynamic Energy Sector Portfolio	31,284,838	3,565,457	4,734,724	(1,169,267)
Dynamic Financial Sector Portfolio	17,744,591	203,146	1,103,106	(899,960)
Dynamic Healthcare Sector Portfolio	77,874,110	5,746,945	8,175,189	(2,428,244)
Dynamic Industrials Sector Portfolio	30,654,789	(596,841)	1,654,381	(2,251,222)
Dynamic Technology Sector Portfolio	29,985,061	3,831,323	4,651,244	(819,921)
Dynamic Telecommunications & Wireless Portfolio	16,952,476	(307,975)	1,216,565	(1,524,540)
Dynamic Utilities Portfolio	27,860,852	52,278	1,370,812	(1,318,534)
NASDAQ Internet Portfolio	7,231,040	792,655	1,022,989	(230,334)

* Cost of investments on a tax basis, includes the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting period-end.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the year and the tax components of accumulated earnings/loss will be reported at the Funds' fiscal year end.

Capital loss carryforwards are calculated and reported as of a specified date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The use of some portion of the capital loss carryforward by any one fund may be limited under Internal Revenue Code rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a fund.

At April 30, 2009, the Funds had capital loss carryforward as shown in the table below:

	Year of Expiration
	2015	2016	2017	Total*
Dynamic Basic Materials Sector Portfolio	$—	$205,528	$3,783,798	$3,989,326
Dynamic Consumer Discretionary Sector Portfolio	—	1,249,661	1,993,654	3,243,315
Dynamic Consumer Staples Sector Portfolio	—	634,544	2,156,980	2,791,524
Dynamic Energy Sector Portfolio	—	880,885	2,836,269	3,717,154

47

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

	Year of Expiration
	2015	2016	2017	Total*
Dynamic Financial Sector Portfolio	$—	$614,940	$1,821,971	$2,436,911
Dynamic Healthcare Sector Portfolio	—	2,234,184	17,890,879	20,125,063
Dynamic Industrials Sector Portfolio	—	1,476,057	6,525,387	8,001,444
Dynamic Technology Sector Portfolio	—	2,465,875	8,220,697	10,686,572
Dynamic Telecommunication & Wireless Portfolio	1,394,222	1,538,650	3,596,484	6,529,356
Dynamic Utilities Portfolio	430,964	2,124,736	1,366,073	3,921,773
NASDAQ Internet Portfolio	—	—	2,112	2,112

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

Note 6. Investment Transactions

For the period ended October 31, 2009, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Dynamic Basic Materials Sector Portfolio	$7,428,273	$7,240,968
Dynamic Consumer Discretionary Sector Portfolio	7,364,979	7,942,186
Dynamic Consumer Staples Sector Portfolio	9,785,737	10,083,661
Dynamic Energy Sector Portfolio	15,384,684	15,107,176
Dynamic Financial Sector Portfolio	8,126,717	7,647,087
Dynamic Healthcare Sector Portfolio	42,463,527	41,620,609
Dynamic Industrials Sector Portfolio	47,424,636	51,161,850
Dynamic Technology Sector Portfolio	9,539,639	9,416,154
Dynamic Telecommunications & Wireless Portfolio	3,449,901	3,139,443
Dynamic Utilities Portfolio	14,050,809	13,776,937
NASDAQ Internet Portfolio	907,429	988,510

For the period ended October 31, 2009, in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
Dynamic Basic Materials Sector Portfolio	$16,173,494	$6,824,368
Dynamic Consumer Discretionary Sector Portfolio	8,147,097	7,566,278
Dynamic Consumer Staples Sector Portfolio	11,081,862	14,292,012
Dynamic Energy Sector Portfolio	19,256,815	17,213,452
Dynamic Financial Sector Portfolio	8,919,823	7,747,523
Dynamic Healthcare Sector Portfolio	37,958,151	39,078,964
Dynamic Industrials Sector Portfolio	91,047,433	129,598,581
Dynamic Technology Sector Portfolio	29,210,594	27,179,446
Dynamic Telecommunications & Wireless Portfolio	6,652,504	5,912,177
Dynamic Utilities Portfolio	14,809,894	31,036,505
NASDAQ Internet Portfolio	5,162,759	143,572

48

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust

October 31, 2009 (Unaudited)

Gains on in-kind transactions are generally not considered taxable gains for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. With respect to the NASDAQ Internet Portfolio, the Adviser, as result of the unitary management fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per Share of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

49

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Funds' Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available on the Commission's website at www.sec.gov. The Trust's Form N-Qs may also be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2009 Invesco PowerShares Capital Management LLC  P-PS-SAR-3

Item 2. Code of Ethics.

Not required for a semi-annual period.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual period.

Item 4. Principal Accountant Fees and Services.

Not required for a semi-annual period.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual period.

Item 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)             There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(2)       Certifications of the Registrant’s President and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s President and Treasurer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PowerShares Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg

Name:	Andrew Schlossberg

Title:	President

Date:	January 4, 2010

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Treasurer

Date:	January 4, 2010